Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 77.3%
Business Services — 3.7%
ALKU Intermediate Holdings, LLC	First Lien Term Loan	11.59%	SOFR	625	5/23/2029	USD	22,387,500	21,901,486	22,188,251	[1,2,3]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.84%	SOFR	550	5/23/2029	USD	2,475,000	2,427,995	2,427,061	[1,2,3]
AMCP Clean Acquisition Company, LLC	First Lien Term Loan	10.33%	SOFR	500	6/15/2028	USD	1,630,399	1,607,191	1,605,943	[1,2,3,4]
American Academy Holdings, LLC	First Lien Term Loan	15.21% 5.25% PIK	SOFR	575	1/1/2025	USD	2,449,551	2,406,300	2,363,816	[1,2,3,5]
Any Hour, LLC	Delayed Draw	1.00%			5/23/2030	USD	9,345,815	(138,987)	(140,187)	[1,3,6]
Any Hour, LLC	Revolver	10.33%	SOFR	500	5/23/2030	USD	4,672,907	538,553	537,384	[1,2,3,7]
Any Hour, LLC	First Lien Term Loan	10.33%	SOFR	500	5/23/2030	USD	32,009,416	31,535,262	31,529,275	[1,2,3]
Any Hour, LLC	First Lien Term Loan	13.00%			5/23/2030	USD	1,471,861	1,442,778	1,442,424	[1,3]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	909,091	678,594	678,594	[1,2,3,7]
Applied Technical Services, LLC	First Lien Term Loan	11.23%	SOFR	575	12/29/2026	USD	6,596,591	6,520,704	6,596,591	[1,2,3]
Applied Technical Services, LLC	Delayed Draw	11.48%	SOFR	600	12/29/2026	USD	3,343,409	3,303,964	3,343,409	[1,2,3]
Applied Technical Services, LLC	Delayed Draw	11.23%	SOFR	575	12/29/2026	USD	5,618,864	5,416,587	5,618,864	[1,2,3]
Applied Technical Services, LLC	First Lien Term Loan	11.48%	SOFR	600	12/29/2026	USD	678,409	667,559	673,389	[1,2,3]
Applied Technical Services, LLC	Delayed Draw	1.00%			12/29/2026	USD	4,124,843	(76,252)	—	[1,3,6]
Applied Technical Services, LLC	First Lien Term Loan	11.23%	SOFR	575	12/29/2026	USD	3,174,336	3,119,074	3,174,336	[1,2,3,4]
Applied Technical Services, LLC	Delayed Draw	11.23%	SOFR	575	12/29/2026	USD	1,853,190	1,820,216	1,853,190	[1,2,3,4]
Applied Technical Services, LLC	Revolver	11.08%	PRIME	475	12/29/2026	USD	600	590	600	[1,2,3,4]
Applied Technical Services, LLC	Revolver	11.08%	PRIME	475	12/29/2026	USD	729,295	291,825	304,197	[1,2,3,7]
BC Group Holdings, Inc.	First Lien Term Loan	11.18%	SOFR	575	12/21/2025	USD	1,116,381	1,097,398	1,105,218	[1,2,3,4]
BC Group Holdings, Inc.	Delayed Draw	1.00%			12/21/2025	USD	2,101,447	(20,104)	(21,015)	[1,3,4,6]
BC Group Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	575	12/21/2025	USD	634,637	628,535	628,290	[1,2,3,4]
BGIF IV Fearless Utility Services, Inc.	Delayed Draw	0.50%			6/7/2031	USD	442,887	(4,408)	(4,429)	[1,3,4,6]
BGIF IV Fearless Utility Services, Inc.	Revolver	0.50%			6/7/2030	USD	387,514	(3,834)	(3,875)	[1,3,4,6]
BGIF IV Fearless Utility Services, Inc.	First Lien Term Loan	10.33%	SOFR	500	6/7/2031	USD	1,222,368	1,210,222	1,210,144	[1,2,3,4]
BSC Top Shelf Blocker, LLC	Revolver	0.50%			6/28/2029	USD	294,500	(5,145)	(5,154)	[1,3,6]
BSC Top Shelf Blocker, LLC	First Lien Term Loan	10.59%	SOFR	525	6/28/2029	USD	2,112,000	2,075,086	2,075,040	[1,2,3]
Coolsys, Inc.	Delayed Draw	10.44%	SOFR	500	8/11/2028	USD	78,703,704	16,690,824	16,678,241	[1,2,3,7]
Coolsys, Inc.	First Lien Term Loan	10.34%	SOFR	500	8/11/2028	USD	46,296,296	45,496,953	45,486,111	[1,2,3]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			11/30/2029	USD	4,139,295	(40,322)	(41,393)	[1,3,6]
Coretrust Purchasing Group LLC	First Lien Term Loan	10.59%	SOFR	525	11/30/2029	USD	7,569,736	7,495,430	7,494,038	[1,2,3]
Denali Buyerco LLC	First Lien Term Loan	10.94%	SOFR	550	9/15/2028	USD	17,170,732	16,924,617	16,913,171	[1,2,3,4]
Denali Buyerco LLC	Delayed Draw	10.94%	SOFR	550	9/15/2028	USD	2,650,732	2,612,628	2,610,971	[1,2,3,4]
Denali Buyerco LLC	Delayed Draw	10.94%	SOFR	550	9/15/2028	USD	24,178,537	323,685	313,419	[1,2,3,7]
DISA Holdings Corp.	Delayed Draw	1.00%			9/9/2028	USD	3,436,707	(49,902)	(16,840)	[1,3,4,6]
DISA Holdings Corp.	Revolver	0.50%			9/9/2028	USD	1,145,569	(16,077)	(5,613)	[1,3,4,6]
DISA Holdings Corp.	First Lien Term Loan	10.35%	SOFR	500	9/9/2028	USD	4,582,276	4,517,030	4,559,823	[1,2,3,4]
DMT Solutions Global Corporation	First Lien Term Loan	13.43%	SOFR	800	8/30/2027	USD	30,545,882	29,781,543	29,800,563	[1,2,3]
DMT Solutions Global Corporation	First Lien Term Loan	13.33%	SOFR	800	8/30/2027	USD	37,576,471	36,678,233	36,659,605	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(6,583)	(3,530)	[1,3,4,6]
FR Vision Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	1/21/2031	USD	2,788,395	2,734,804	2,760,511	[1,2,3,4]
Gold Medal Services LLC	Revolver	11.09%	SOFR	575	3/17/2027	USD	182,333	21,961	21,921	[1,2,3,7]
Gold Medal Services LLC	First Lien Term Loan	11.09%	SOFR	575	3/17/2027	USD	2,988,350	2,957,100	2,949,176	[1,2,3]
Gold Medal Services LLC	Delayed Draw	1.00%			3/17/2027	USD	739,741	(8,628)	(9,697)	[1,3,6]
Gold Medal Services LLC	Revolver	11.09%	SOFR	575	3/17/2027	USD	182,333	22,409	21,921	[1,2,3,7]
Helios Service Partners, LLC	Delayed Draw	1.00%			3/19/2027	USD	1,063,199	(22,746)	—	[1,3,4,6]
HPS Business Services	Delayed Draw	1.00%			11/6/2028	USD	357,715	(13,723)	(4,644)	[1,3,4,6]
HPS Business Services	First Lien Term Loan	10.73%	SOFR	525	11/6/2028	USD	990,951	959,002	978,085	[1,2,3,4]
HSI Halo Acquisition, Inc.	Revolver	11.15%	SOFR	575	9/2/2025	USD	1,050,000	1,039,500	1,042,125	[1,2,3,4]
HSI Halo Acquisition, Inc.	Delayed Draw	1.00%			6/28/2031	USD	1,294,266	(12,935)	(12,943)	[1,3,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/28/2030	USD	862,844	(8,617)	(8,628)	[1,3,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	1.00%			6/28/2031	USD	7,247,890	(72,423)	(72,479)	[1,3,6]
Innovative Discovery, LLC	First Lien Term Loan	10.34%	SOFR	500	6/30/2027	USD	6,302,153	6,239,925	6,239,132	[1,2,3]
Innovative Discovery, LLC	Revolver	0.50%			6/30/2027	USD	1,128,000	(9,720)	(11,280)	[1,3,6]
Innovative Discovery, LLC	First Lien Term Loan	10.33%	SOFR	500	6/30/2027	USD	6,302,153	6,271,040	6,239,132	[1,2,3]
Insight Global	First Lien Term Loan	11.43%	SOFR	610	9/22/2028	USD	7,194,928	7,154,009	7,152,478	[1,2,3,4]
Insight Global	First Lien Term Loan	11.43%	SOFR	610	9/22/2028	USD	18,496	18,394	18,387	[1,2,3]
Java Buyer, Inc.	First Lien Term Loan	11.17%	SOFR	575	12/15/2027	USD	6,427,368	6,305,414	6,298,821	[1,2,3]
Java Buyer, Inc.	Delayed Draw	11.17%	SOFR	575	12/15/2027	USD	3,394,899	3,330,492	3,327,001	[1,2,3]
KeyImpact Holdings, Inc.	First Lien Term Loan	11.83%	SOFR	650	1/31/2029	USD	6,385,965	6,235,976	6,226,316	[1,2,3]
Lynx Franchising, LLC	First Lien Term Loan	12.23%	SOFR	675	12/18/2026	USD	4,898,314	4,842,567	4,890,967	[1,2,3]
Lynx Franchising, LLC	First Lien Term Loan	12.22%	SOFR	675	12/23/2026	USD	5,000,000	4,965,417	4,992,500	[1,2,3]
Majco LLC	Delayed Draw	9.97%	SOFR	450	12/23/2028	USD	9,221,583	7,205,320	7,139,647	[1,2,3,7]
Majco LLC	Revolver	9.92%	SOFR	450	12/23/2027	USD	1,666,667	266,667	245,833	[1,2,3,7]
Majco LLC	First Lien Term Loan	9.97%	SOFR	450	12/23/2028	USD	8,820,000	8,731,800	8,709,750	[1,2,3]
Majco LLC	First Lien Term Loan	10.08%	SOFR	475	9/21/2028	USD	1,396,615	1,389,787	1,396,615	[1,2,3,4]
Majco LLC	Delayed Draw	1.00%			12/4/2028	USD	3,000,000	(29,910)	(30,000)	[1,3,4,6]
Management Consulting & Research, LLC	Revolver	0.50%			8/16/2027	USD	2,195,341	—	(15,335)	[1,3,6]
Management Consulting & Research, LLC	Delayed Draw	11.16%	SOFR	575	8/16/2027	USD	5,167,236	5,089,954	5,131,141	[1,2,3]
Management Consulting & Research, LLC	Delayed Draw	11.16%	SOFR	575	10/29/2027	USD	30,000,000	4,202,505	4,419,013	[1,2,3,7]
NCG GROUP AB	Delayed Draw	9.51%	EURIBOR	575	6/10/2031	EUR	183,240	192,031	190,343	[1,2,3,8]
NCG GROUP AB	Delayed Draw	1.00%			6/10/2031	SEK	9,144,071	(15,338)	(25,882)	[1,3,6,8]
NCG GROUP AB	First Lien Term Loan	9.65%	STIBOR	590	6/10/2031	SEK	15,539,195	1,439,939	1,422,117	[1,2,3,8]
NCG GROUP AB	First Lien Term Loan	9.51%	EURIBOR	575	6/10/2031	EUR	2,034,594	2,120,644	2,113,468	[1,2,3,8]
Onesource Virtual, Inc.	Revolver	0.50%			5/28/2030	USD	250,000	(3,693)	(3,750)	[1,3,6]
Onesource Virtual, Inc.	First Lien Term Loan	10.34%	SOFR	500	5/28/2030	USD	7,618,802	7,505,762	7,504,520	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	10.76%	SOFR	550	6/30/2029	USD	21,710,526	15,810,691	16,076,645	[1,2,3,7]
Orion Group FM Holdings, LLC	Revolver	11.56%	SOFR	625	6/30/2029	USD	4,342,105	2,395,395	2,462,697	[1,2,3,7]
Orion Group FM Holdings, LLC	First Lien Term Loan	10.76%	SOFR	550	6/30/2029	USD	28,802,632	28,421,760	28,817,033	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	11.85%	SOFR	625	3/19/2027	USD	1,970,276	1,889,659	1,917,735	[1,2,3,4,7]
Orion Group FM Holdings, LLC	Revolver	13.50%	PRIME	500	3/19/2027	USD	1,000	860	880	[1,2,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Orion Group FM Holdings, LLC	First Lien Term Loan	11.85%	SOFR	625	3/19/2027	USD	1,047,661	1,024,296	1,047,661	[1,2,3,4]
PAS Parent, Inc.	Delayed Draw	10.84%	SOFR	550	12/30/2028	USD	6,750,000	3,991,051	4,117,500	[1,2,3,7]
PAS Parent, Inc.	Revolver	10.71%	SOFR	525	12/30/2027	USD	750,000	135,109	148,075	[1,2,3,7]
PAS Parent, Inc.	First Lien Term Loan	10.71%	SOFR	500	12/30/2028	USD	2,500,000	2,500,000	2,500,000	[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	7,500,000	(74,887)	(75,000)	[1,3,6]
Pavion Corp.	First Lien Term Loan	11.08%	SOFR	575	10/30/2030	USD	13,483,333	13,229,167	13,483,333	[1,2,3,4]
Pavion Corp.	Delayed Draw	11.10%	SOFR	575	10/30/2030	USD	846,767	830,756	846,767	[1,2,3,4]
Pavion Corp.	Delayed Draw	11.10%	SOFR	575	10/30/2030	USD	2,334,073	1,843,767	1,888,406	[1,2,3,7]
Pinstripe Holdings, LLC	First Lien Term Loan	10.97%	SOFR	550	12/23/2027	USD	4,987,277	4,872,834	4,867,144	[1,2,3]
Pinstripe Holdings, LLC	Revolver	10.97%	SOFR	550	12/23/2026	USD	2,539,683	405,009	383,091	[1,2,3,7]
Pye-Barker Fire & Safety, LLC	Revolver	9.85%	SOFR	450	5/24/2030	USD	900,000	103,647	103,500	[1,2,3,7]
Pye-Barker Fire & Safety, LLC	First Lien Term Loan	9.85%	SOFR	450	5/24/2031	USD	6,500,000	6,500,000	6,500,000	[1,2,3]
Pye-Barker Fire & Safety, LLC	Revolver	9.84%	SOFR	450	5/24/2030	USD	49,073	48,588	48,582	[1,2,3,4]
Pye-Barker Fire & Safety, LLC	Revolver	0.50%			5/24/2030	USD	343,508	(3,377)	(3,435)	[1,3,6]
Pye-Barker Fire & Safety, LLC	First Lien Term Loan	9.84%	SOFR	450	5/24/2031	USD	1,583,486	1,583,486	1,583,486	[1,2,3,4]
Pye-Barker Fire & Safety, LLC	Delayed Draw	1.00%			5/24/2031	USD	3,022,626	(15,113)	(30,226)	[1,3,6]
Pye-Barker Fire & Safety, LLC	Delayed Draw	1.00%			5/24/2031	USD	2,119,937	(21,043)	(21,199)	[1,3,4,6]
Pye-Barker Fire & Safety, LLC	Delayed Draw	1.00%			5/24/2031	USD	2,600,000	(25,815)	(26,000)	[1,3,6]
Pye-Barker Fire & Safety, LLC	Delayed Draw	9.83%	SOFR	450	5/24/2031	USD	1,189,372	1,183,457	1,177,478	[1,2,3,4]
Pye-Barker Fire & Safety, LLC	Delayed Draw	9.84%	SOFR	450	5/24/2031	USD	691,998	688,545	685,078	[1,2,3]
RPX Corporation	First Lien Term Loan	10.94%	SOFR	550	10/23/2025	USD	18,258,614	18,124,320	18,258,614	[1,2,3]
S4T Holdings Corp.	First Lien Term Loan	11.46%	SOFR	600	12/27/2026	USD	15,081,061	14,950,504	15,156,466	[1,2,3]
S4T Holdings Corp.	Delayed Draw	11.46%	SOFR	600	12/27/2026	USD	5,407,764	5,317,609	5,434,802	[1,2,3]
Schill Landscaping	Delayed Draw	1.00%			12/16/2027	USD	1,497,816	(34,898)	(37,445)	[1,3,4,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	(76,982)	(31,202)	[1,3,6,8]
Secret Bidco Limited	Revolver	0.50%			5/28/2024	GBP	1,476,691	7,764	(55)	[1,3,6,8]
Secret Bidco Limited	First Lien Term Loan	11.20%	SONIA	600	11/28/2030	GBP	15,623,390	19,269,152	19,551,456	[1,2,3,8]
Senske Acquisition	Revolver	0.50%			6/13/2031	USD	218,605	(2,171)	(2,186)	[1,3,4,6]
Senske Acquisition	First Lien Term Loan	10.33%	SOFR	500	6/13/2031	USD	1,160,227	1,148,680	1,148,625	[1,2,3,4]
Senske Acquisition	Delayed Draw	1.00%			6/13/2031	USD	555,370	(5,534)	(5,554)	[1,3,4,6]
Southpaw AP Buyer, LLC	Delayed Draw	1.00%			3/20/2028	USD	451,389	(6,627)	(6,771)	[1,3,6]
Southpaw AP Buyer, LLC	Revolver	0.50%			3/20/2028	USD	451,389	(6,482)	(6,771)	[1,3,6]
Southpaw AP Buyer, LLC	First Lien Term Loan	10.98%	SOFR	550	3/20/2028	USD	5,595,113	5,514,061	5,511,186	[1,2,3]
STV Group, Inc.	First Lien Term Loan	10.33%	SOFR	500	3/20/2031	USD	565,052	559,554	559,401	[1,2,3]
STV Group, Inc.	Delayed Draw	1.00%			3/20/2031	USD	161,444	(1,552)	(1,614)	[1,3,6]
STV Group, Inc.	Revolver	12.50%	FIXED	400	3/20/2030	USD	113,010	12,371	12,270	[1,2,3,7]
The Hiller Companies, Inc.	Delayed Draw	1.00%			6/20/2030	USD	394,313	(3,934)	(3,943)	[1,3,4,6]
The Hiller Companies, Inc.	Revolver	10.34%	SOFR	500	6/20/2030	USD	12,105	11,984	11,984	[1,2,3,4]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	351,044	(3,493)	(3,510)	[1,3,6]
The Hiller Companies, Inc.	First Lien Term Loan	10.34%	SOFR	500	6/20/2030	USD	1,431,978	1,417,709	1,417,658	[1,2,3,4]
Total Safety U.S., Inc.	First Lien Term Loan	11.83%	SOFR	650	6/30/2029	USD	19,458,785	18,708,810	18,680,433	[1,2,3]
Trilon Group, LLC	Delayed Draw	11.99%	SOFR	650	5/15/2029	USD	5,201,250	5,038,727	5,097,225	[1,2,3,4]
Trilon Group, LLC	First Lien Term Loan	10.95%	SOFR	550	5/15/2029	USD	4,737,857	4,607,727	4,643,100	[1,2,3,4]
Trilon Group, LLC	Delayed Draw	11.71%	SOFR	625	5/27/2029	USD	39,660,256	31,518,114	31,406,202	[1,2,3,7]
Trilon Group, LLC	First Lien Term Loan	10.95%	SOFR	550	5/27/2029	USD	26,563,437	25,896,110	26,032,168	[1,2,3]
Trilon Group, LLC	Delayed Draw	11.75%	SOFR	625	5/27/2029	USD	6,306,122	217,330	119,571	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Trilon Group, LLC	Revolver	10.83%	SOFR	550	5/27/2029	USD	396,012	34,821	34,510	[1,2,3,7]
Trilon Group, LLC	Delayed Draw	1.00%			5/27/2029	USD	9,201,951	(181,757)	(184,039)	[1,3,6]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	2,364,574	(46,236)	(47,292)	[1,3,6]
UP Intermediate II LLC	Revolver	0.50%			3/14/2030	USD	658,132	(15,662)	(16,453)	[1,3,4,6]
UP Intermediate II LLC	First Lien Term Loan	10.58%	SOFR	525	3/14/2031	USD	754,256	735,925	735,400	[1,2,3,4]
Valcourt Holdings II, LLC	First Lien Term Loan	11.23%	SOFR	575	11/17/2029	USD	40,841,697	40,083,099	40,433,280	[1,2,3]
Valcourt Holdings II, LLC	Delayed Draw	11.23%	SOFR	575	11/17/2029	USD	13,527,322	6,607,063	6,727,176	[1,2,3,7]
Valet Waste Holdings, Inc.	Revolver	11.08%	SOFR	575	5/1/2029	USD	33,930	33,594	33,591	[1,2,3,4]
Valet Waste Holdings, Inc.	Revolver	11.08%	SOFR	575	5/1/2029	USD	73,217	11,779	11,768	[1,2,3,7]
Valet Waste Holdings, Inc.	First Lien Term Loan	11.08%	SOFR	575	5/1/2029	USD	2,360,291	2,336,925	2,336,688	[1,2,3,4]
Valkyrie Buyer, LLC	Revolver	0.50%			5/6/2030	USD	4,385,965	(64,155)	(65,790)	[1,3,6]
Valkyrie Buyer, LLC	First Lien Term Loan	10.58%	SOFR	525	5/6/2031	USD	41,228,070	40,618,560	40,609,649	[1,2,3]
Valkyrie Buyer, LLC	Delayed Draw	1.00%			5/6/2031	USD	29,385,965	(431,583)	(440,790)	[1,3,6]
Vehicle Management Services LLC	First Lien Term Loan	11.85%	SOFR	625	7/26/2027	USD	34,911,865	34,258,687	34,213,627	[1,2,3]
Vistage Worldwide, Inc.	First Lien Term Loan	10.08%	SOFR	475	7/13/2029	USD	15,000,000	14,929,259	15,018,750	[1,2,3]
Visterra Landscape	Delayed Draw	1.00%			4/25/2028	USD	1,108,000	(21,342)	(22,160)	[1,3,6]
VRC Companies, LLC	Revolver	11.08%	SOFR	575	6/29/2027	USD	565,646	113,151	112,932	[1,2,3,7]
VRC Companies, LLC	First Lien Term Loan	11.09%	SOFR	550	6/29/2027	USD	19,328,139	19,129,767	19,320,666	[1,2,3]
VRC Companies, LLC	First Lien Term Loan	11.08%	SOFR	575	6/29/2027	USD	3,864,122	3,824,910	3,862,628	[1,2,3]
VRC Companies, LLC	First Lien Term Loan	11.08%	SOFR	575	6/29/2027	USD	2,065,500	2,063,061	2,064,701	[1,2,3]
VRC Companies, LLC	Delayed Draw	11.10%	SOFR	575	6/29/2027	USD	10,000,000	3,625,243	3,614,606	[1,2,3,7]
Whitemarsh Infrastructure Acquisition, Inc.	Delayed Draw	1.00%			12/18/2027	USD	1,834,445	(36,534)	(36,689)	[1,3,4,6]
Woolpert Holdings, Inc.	Delayed Draw	1.00%			4/5/2030	USD	5,074,232	(50,742)	(50,742)	[1,3,6]
Woolpert Holdings, Inc.	Revolver	10.44%	SOFR	500	4/5/2029	USD	2,537,115	507,423	482,052	[1,2,3,7]
Woolpert Holdings, Inc.	First Lien Term Loan	10.44%	SOFR	500	4/5/2030	USD	16,340,928	16,340,928	16,340,928	[1,2,3]
YLG Holdings, Inc.	Delayed Draw	10.33%	SOFR	500	11/1/2026	USD	40,000,000	788,869	783,304	[1,2,3,7]
YLG Holdings, Inc.	Delayed Draw	10.33%	SOFR	500	11/2/2026	USD	61,566	60,956	60,950	[1,2,3,4]
YLG Holdings, Inc.	Delayed Draw	1.00%			11/2/2026	USD	526,175	(5,232)	(5,262)	[1,3,6]
								764,641,406	768,235,534
Communications — 2.1%
1236904 B.C. Ltd.	First Lien Term Loan	10.96%	SOFR	561	3/4/2027	USD	2,866,248	2,809,907	2,771,662	[1,2,3,9]
2080 Media, Inc.	Delayed Draw	1.00%			3/14/2029	USD	2,860,959	(28,610)	(28,610)	[1,3,6]
AG-Twin Brook Communication Services	First Lien Term Loan	11.61% 5.00% PIK	SOFR	100	9/30/2026	USD	24,983,933	24,898,151	24,676,631	[1,2,3,4,5]
ARC Media Holdings Limited	First Lien Term Loan	12.73%	SOFR	725	10/31/2027	USD	2,217,450	2,150,737	2,094,159	[1,2,3]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	9.57%	EURIBOR	575	5/1/2031	EUR	44,735,150	47,451,645	46,948,433	[1,2,3,8]
Barkley, LLC	First Lien Term Loan	11.23%	SOFR	575	9/29/2028	USD	3,971,180	3,894,820	3,891,756	[1,2,3]
Blueco 22 Limited	Delayed Draw	12.46%	SONIA	750	8/23/2033	GBP	457,303	223,310	222,543	[1,2,3,7,8]
Blueco 22 Limited	First Lien Term Loan	12.46%	SONIA	750	8/23/2033	GBP	685,955	847,297	841,077	[1,2,3,8]
BrightSign	First Lien Term Loan	11.19%	SOFR	575	10/14/2027	USD	4,912,060	4,824,169	4,867,852	[1,2,3]
Broadcast Music, Inc.	Revolver	0.50%			2/8/2030	USD	1,205,483	(28,200)	(30,137)	[1,3,4,6]
Broadcast Music, Inc.	First Lien Term Loan	11.07%	SOFR	575	2/8/2030	USD	7,048,104	6,879,976	6,871,901	[1,2,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.21%	SOFR	475	5/6/2025	USD	294,312	290,522	286,071	[1,2,3]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.21%	SOFR	475	5/6/2025	USD	3,367,534	3,353,320	3,273,243	[1,2,3]
CSL DualCom Ltd.	First Lien Term Loan	10.23%	SONIA	503	9/25/2027	GBP	1,772,638	2,376,841	2,240,726	[1,2,3,8]
EP Purchaser, LLC	Second Lien Term Loan	12.10%	SOFR	650	11/4/2029	USD	10,000,000	9,850,000	9,922,000	[1,2,3]
Fingerpaint Marketing, Inc.	Revolver	13.75%	PRIME	675	12/30/2026	USD	1,680,108	1,675,443	1,633,905	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fingerpaint Marketing, Inc.	Delayed Draw	12.18%	SOFR	675	12/30/2026	USD	8,543,888	8,461,290	8,308,931	[1,2,3]
Fingerpaint Marketing, Inc.	First Lien Term Loan	12.18%	SOFR	675	12/30/2026	USD	11,367,976	11,242,189	11,055,357	[1,2,3]
Fingerpaint Marketing, Inc.	Revolver	12.18%	SOFR	675	12/30/2026	USD	336,022	325,941	326,781	[1,2,3]
FuseFX, LLC	First Lien Term Loan	11.61% 5.00% PIK	SOFR	100	9/30/2026	USD	12,404,757	12,336,120	12,257,140	[1,2,3,4,5]
Global Music Rights	Revolver	0.50%			8/27/2029	USD	1,508,825	(28,740)	(29,724)	[1,3,6]
Global Music Rights	First Lien Term Loan	10.83%	SOFR	550	8/27/2030	USD	23,491,175	23,034,459	23,028,399	[1,2,3]
Global Music Rights	Revolver	0.50%			8/27/2030	USD	172,997	(3,311)	(3,408)	[1,3,4,6]
Global Music Rights	First Lien Term Loan	10.83%	SOFR	550	8/27/2030	USD	1,922,388	1,885,193	1,884,517	[1,2,3,4]
HH Global Finance Limited	First Lien Term Loan	11.82%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	14,484,000	[1,2,3,4]
Iconic Purchaser Corporation	Revolver	10.94%	SOFR	550	11/16/2027	USD	1,538,462	1,222,664	1,221,179	[1,2,3,7]
Iconic Purchaser Corporation	First Lien Term Loan	11.44%	SOFR	600	11/16/2028	USD	18,557,350	18,294,581	18,423,737	[1,2,3]
Infolinks Media Buyco, LLC	Delayed Draw	10.84%	SOFR	550	11/1/2026	USD	271,378	267,422	267,308	[1,2,3]
Infolinks Media Buyco, LLC	First Lien Term Loan	10.84%	SOFR	550	11/1/2026	USD	2,588,238	2,547,565	2,546,403	[1,2,3]
MBS Holdings, Inc.	Revolver	0.50%			4/6/2027	USD	1,271,186	—	(6,356)	[1,3,6]
MBS Holdings, Inc.	First Lien Term Loan	11.19%	SOFR	575	4/6/2027	USD	13,351,271	13,184,380	13,284,515	[1,2,3]
MBS Holdings, Inc.	First Lien Term Loan	11.69%	SOFR	625	4/16/2027	USD	1,014,407	999,290	1,014,407	[1,2,3]
MBS Services Holdings, LLC	First Lien Term Loan	11.94%	SOFR	650	4/16/2027	USD	961,271	945,562	961,271	[1,2,3]
Mc Group Ventures Corporation	First Lien Term Loan	10.91%	SOFR	550	6/30/2027	USD	14,961,538	14,779,478	14,961,538	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	10.91%	SOFR	550	6/30/2027	USD	9,443,882	7,711,017	7,919,844	[1,2,3,7]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,538	(71,269)	(72,115)	[1,3,6]
Mc Group Ventures Corporation	First Lien Term Loan	10.63%	SOFR	550	6/30/2027	USD	7,692,308	7,597,657	7,596,154	[1,2,3]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	1,333,333	(20,000)	(30,667)	[1,3,6]
OneCare Media, LLC	First Lien Term Loan	11.94%	SOFR	650	9/29/2026	USD	8,570,932	8,500,676	8,373,801	[1,2,3]
Outerbox, LLC	Delayed Draw	1.00%			6/7/2028	USD	533,000	(7,867)	(7,995)	[1,3,6]
Outerbox, LLC	Revolver	0.50%			6/7/2028	USD	298,000	(4,398)	(4,470)	[1,3,6]
Outerbox, LLC	First Lien Term Loan	10.34%	SOFR	500	6/7/2028	USD	2,451,800	2,415,499	2,415,023	[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	10.15%	BBSY	575	12/8/2027	AUD	2,800,000	1,922,654	1,867,912	[1,2,3,8]
Rbmedia	Revolver	0.50%			8/31/2028	USD	1,497,326	(39,251)	(41,176)	[1,3,4,6]
Rbmedia	First Lien Term Loan	11.60%	SOFR	625	8/31/2030	USD	18,502,674	18,004,970	17,993,850	[1,2,3,4]
Ribbon Communications Operating Company, Inc.	First Lien Term Loan	11.60%	SOFR	625	6/21/2029	USD	11,875,322	11,638,763	11,637,815	[1,2,3]
Royal Buyer, LLC	Delayed Draw	1.00%			8/31/2028	USD	1,418,863	(13,622)	(13,109)	[1,3,6]
Royal Buyer, LLC	First Lien Term Loan	10.85%	SOFR	550	8/31/2028	USD	4,270,777	4,230,739	4,231,319	[1,2,3]
Speedstar Bidco	First Lien Term Loan	8.61%	EURIBOR	475	3/31/2027	EUR	7,425,640	7,949,001	7,932,982	[1,2,3,8]
TA TT Buyer, LLC	First Lien Term Loan	10.08%	SOFR	475	4/1/2029	USD	24,256,123	24,022,335	24,316,764	[1,2,3]
The Chempetitive Group	Delayed Draw	1.00%			3/22/2029	USD	1,570,000	(29,731)	(31,400)	[1,3,6]
The Chempetitive Group	Revolver	0.50%			3/22/2029	USD	446,500	(8,450)	(8,930)	[1,3,6]
The Chempetitive Group	First Lien Term Loan	10.84%	SOFR	550	3/22/2029	USD	1,798,600	1,764,095	1,762,628	[1,2,3]
Tinuiti Inc.	First Lien Term Loan	10.68%	SOFR	525	12/10/2026	USD	3,544,568	3,470,832	3,464,815	[1,2,3]
Tinuiti Inc.	Delayed Draw	10.68%	SOFR	525	12/10/2026	USD	5,104,562	5,004,815	4,996,670	[1,2,3]
TPG VIII Merlin New Holdings I, LP	First Lien Term Loan	11.81%	SOFR	650	3/15/2027	USD	42,250,000	41,473,149	41,405,000	[1,2,3]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	2,500,000	(25,000)	(18,750)	[1,3,6]
Trunk Acquisition, Inc.	First Lien Term Loan	11.23%	SOFR	575	2/19/2027	USD	21,993,750	21,773,813	21,828,797	[1,2,3]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	1,193,049	(11,930)	(8,948)	[1,3,4,6]
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.44%	SOFR	700	12/17/2025	USD	4,090,991	3,973,397	4,090,991	[1,2,3]
U.S. Hospitality Publishers, Inc.	Revolver	12.44%	SOFR	700	12/17/2025	USD	526,316	210,526	210,526	[1,2,3,7]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.44%	SOFR	700	12/17/2025	USD	4,993,421	4,886,173	4,993,421	[1,2,3]
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.44%	SOFR	700	12/18/2025	USD	2,614,474	2,562,498	2,614,474	[1,2,3]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.44%	SOFR	700	12/18/2025	USD	771,151	757,532	778,168	[1,2,3]
Visionary Buyer LLC	Delayed Draw	1.00%			3/21/2030	USD	12,000,000	(176,564)	(180,000)	[1,3,6]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(42,964)	(45,000)	[1,3,6]
Visionary Buyer LLC	First Lien Term Loan	10.59%	SOFR	525	3/21/2030	USD	12,000,000	11,824,746	11,820,000	[1,2,3]
W2O Holdings, Inc.	Revolver	10.48%	SOFR	525	6/12/2026	USD	56,693	55,745	56,353	[1,2,3,4]
W2O Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	6/12/2026	USD	3,082,708	3,029,704	3,064,212	[1,2,3,4]
W2O Holdings, Inc.	Revolver	10.48%	SOFR	525	6/12/2026	USD	368,508	78,813	82,829	[1,2,3,7]
								430,259,014	429,460,995

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Consumer Discretionary — 6.2%
3 Step Sports LLC	Delayed Draw	13.34% 1.50% PIK	SOFR	800	10/2/2029	USD	3,949,952	432,329	304,726	[1,2,3,4,5,7]
3 Step Sports LLC	Revolver	0.50%			10/2/2028	USD	631,578	—	(31,579)	[1,3,4,6]
3 Step Sports LLC	First Lien Term Loan	13.33% 1.50% PIK	SOFR	650	10/2/2029	USD	4,443,774	4,247,991	4,187,813	[1,2,3,4,5,7]
A1 Garage Equity, LLC	Delayed Draw	11.44%	SOFR	600	12/22/2028	USD	4,133,141	2,955,623	3,104,624	[1,2,3,7]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,152	(45,455)	12,273	[1,3,6]
A1 Garage Equity, LLC	First Lien Term Loan	11.44%	SOFR	600	12/22/2028	USD	9,201,705	8,976,666	9,276,238	[1,2,3]
ADS Buyer, Inc.	First Lien Term Loan	10.48%	SOFR	500	12/30/2027	USD	17,849,501	17,642,407	17,804,877	[1,2,3]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.10%	SOFR	550	12/14/2027	USD	20,323,262	20,120,391	20,158,643	[1,2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	12.60%	SOFR	700	4/22/2026	USD	28,264,875	27,991,833	28,180,081	[1,2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.71%	SOFR	525	11/30/2026	USD	14,662,783	14,610,897	14,422,313	[1,2,3,4]
Archimede	Delayed Draw	10.22%	EURIBOR	650	10/27/2027	EUR	1,500,000	1,804,888	1,554,937	[1,2,3,8]
Archimede	First Lien Term Loan	10.22%	EURIBOR	650	10/17/2027	EUR	16,300,000	17,184,401	16,896,980	[1,2,3,8]
Auveco Holdings, Inc.	Revolver	10.75%	SOFR	525	5/5/2028	USD	1,315,789	290,789	296,053	[1,2,3,7]
Auveco Holdings, Inc.	First Lien Term Loan	10.75%	SOFR	525	5/5/2028	USD	9,049,342	8,958,849	9,049,342	[1,2,3]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2026	USD	798,802	(13,279)	(15,976)	[1,3,6]
Bestop, Inc.	First Lien Term Loan	10.58%	SOFR	525	3/29/2029	USD	10,489,227	10,337,923	10,279,442	[1,2,3]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2029	USD	798,802	(15,177)	(15,976)	[1,3,6]
Bestop, Inc.	Revolver	10.58%	SOFR	525	3/29/2029	USD	1,571,467	129,146	125,717	[1,2,3,7]
BPI Intermediate Holdings, Inc.	Revolver	0.50%			12/11/2025	USD	1,440,000	(2,250)	(17,280)	[1,3,6]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	13.23%	SOFR	775	12/11/2025	USD	9,978,499	9,903,288	9,858,757	[1,2,3]
CAP-KSI Holdings, LLC	First Lien Term Loan	10.58%	SOFR	525	6/28/2030	USD	11,173,913	11,020,418	11,020,272	[1,2,3]
CAP-KSI Holdings, LLC	Revolver	10.58%	SOFR	525	6/28/2030	USD	1,868,478	125,383	125,344	[1,2,3,7]
Chop't Creative Salad Company LLC	First Lien Term Loan	12.69%	SOFR	725	1/22/2025	USD	2,908,406	2,871,744	2,902,589	[1,2,3,4]
Circauto Bidco AB	Delayed Draw	9.74%	STIBOR	600	6/14/2031	SEK	243,902,439	22,716,442	22,436,539	[1,2,3,8]
Circauto Bidco AB	Delayed Draw	1.00%			6/14/2031	SEK	78,678,206	(95,545)	(185,579)	[1,3,6,8]
Collision SP Subco, LLC	Delayed Draw	1.00%			1/29/2030	USD	877,002	(16,946)	(10,963)	[1,3,6]
Collision SP Subco, LLC	Revolver	0.50%			1/29/2030	USD	139,331	(2,595)	(1,742)	[1,3,6]
Collision SP Subco, LLC	First Lien Term Loan	10.83%	SOFR	550	1/29/2030	USD	5,718,670	5,609,521	5,647,186	[1,2,3,4]
Collision SP Subco, LLC	Delayed Draw	10.79%	SOFR	550	1/29/2030	USD	44,955	44,099	44,393	[1,2,3,4]
Collision SP Subco, LLC	Revolver	10.83%	SOFR	550	1/29/2030	USD	24,313	23,851	24,009	[1,2,3,4]
Collision SP Subco, LLC	Delayed Draw	10.79%	SOFR	550	1/29/2030	USD	91,814	90,060	90,667	[1,2,3,4]
Collision SP Subco, LLC	Revolver	10.83%	SOFR	550	1/29/2030	USD	160,687	157,615	158,678	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Collision SP Subco, LLC	Revolver	0.50%			1/29/2030	USD	920,858	(17,287)	(11,511)	[1,3,6]
Collision SP Subco, LLC	Delayed Draw	10.79%	SOFR	550	1/29/2030	USD	30,478	29,894	30,097	[1,2,3]
Collision SP Subco, LLC	Delayed Draw	10.79%	SOFR	550	1/29/2030	USD	1,853,404	26,324	39,079	[1,2,3,7]
Cooper's Hawk Intermediate Holding, LLC	First Lien Term Loan	11.94%	SOFR	650	10/31/2026	USD	7,979,747	7,834,500	7,773,869	[1,2,3]
Cooper's Hawk Intermediate Holding, LLC	First Lien Term Loan	11.96%	SOFR	650	10/31/2026	USD	9,850,000	9,598,985	9,595,870	[1,2,3]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.98%	SOFR	550	7/16/2027	USD	9,442,500	9,281,970	9,418,894	[1,2,3]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.98%	SOFR	550	7/16/2027	USD	28,013,474	27,474,325	27,943,440	[1,2,3]
COP HomeTown Acquisitions, Inc.	Revolver	10.75%	SOFR	525	7/16/2027	USD	1,049,167	328,739	340,280	[1,2,3,7]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.98%	SOFR	550	7/16/2027	USD	1,116,500	1,097,391	1,113,709	[1,2,3,4]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.98%	SOFR	550	7/16/2027	USD	1,862,170	1,830,424	1,857,514	[1,2,3,4]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	338,333	(5,607)	(3,045)	[1,3,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.98%	SOFR	550	7/16/2027	USD	4,567,500	4,489,178	4,556,081	[1,2,3,4]
COP HomeTown Acquisitions, Inc.	Revolver	10.58%	SOFR	550	7/16/2027	USD	169,167	166,330	167,644	[1,2,3,4]
Curriculum Associates, LLC	First Lien Term Loan	10.18%	SOFR	475	1/27/2027	USD	15,000,000	14,567,380	14,712,524	[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	10.18%	SOFR	475	5/10/2028	USD	1,147,059	1,125,771	1,125,076	[1,2,3]
Denali Midco 2 LLC	Delayed Draw	11.94%	SOFR	650	12/22/2027	USD	7,451,750	7,229,048	7,457,711	[1,2,3]
Denali Midco 2 LLC	First Lien Term Loan	11.94%	SOFR	650	12/22/2027	USD	7,387,500	7,224,263	7,393,410	[1,2,3]
Equinox Holdings, Inc.	First Lien Term Loan	16.00% PIK			6/30/2027	USD	1,739,770	1,692,344	1,688,621	[1,3,5]
Equinox Holdings, Inc.	First Lien Term Loan	13.58% 4.13% PIK	SOFR	413	3/8/2029	USD	13,531,557	13,208,149	13,197,529	[1,2,3,5]
Equinox Holdings, Inc.	First Lien Term Loan	16.00% PIK			3/8/2029	USD	312,830	303,884	303,633	[1,3]
Essential Services Holding Corporation	First Lien Term Loan	10.34%	SOFR	500	6/17/2031	USD	453,715	449,203	449,178	[1,2,3]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	1,553,662	(15,053)	(15,537)	[1,3,6]
Essential Services Holding Corporation	Revolver	0.50%			6/17/2030	USD	971,064	(9,650)	(9,711)	[1,3,6]
Essential Services Holding Corporation	First Lien Term Loan	10.33%	SOFR	500	6/17/2031	USD	7,469,846	7,395,424	7,395,148	[1,2,3]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	1,338,269	(15,591)	(13,383)	[1,3,4,6]
Essential Services Holding Corporation	Revolver	0.50%			6/17/2030	USD	836,413	(9,713)	(8,364)	[1,3,4,6]
Essential Services Holding Corporation	First Lien Term Loan	10.33%	SOFR	500	6/17/2031	USD	6,825,318	6,745,856	6,757,065	[1,2,3,4]
Eternal AUS Bidco PTY LTD	Delayed Draw	1.00%			10/27/2029	AUD	842,754	(26,667)	—	[1,3,4,6,8]
Eternal AUS Bidco PTY LTD	First Lien Term Loan	10.64%	BBSW	625	10/27/2029	AUD	4,376,511	2,783,438	2,919,620	[1,2,3,4,8]
Excel Fitness Holdings, Inc.	Delayed Draw	10.83%	SOFR	550	4/29/2029	USD	10,000,000	7,875,000	7,850,000	[1,2,3,7]
Excel Fitness Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	4/29/2029	USD	19,950,000	19,509,098	19,650,750	[1,2,3]
Excel Fitness Holdings, Inc.	Delayed Draw	10.83%	SOFR	550	4/29/2029	USD	657,529	511,229	516,160	[1,2,3,4,7]
Excel Fitness Holdings, Inc.	Delayed Draw	1.00%			4/29/2029	USD	3,530,259	(52,285)	(52,954)	[1,3,4,6]
Express Wash Concepts	Delayed Draw	11.44%	SOFR	600	4/30/2027	USD	2,731,539	329,378	350,711	[1,2,3,7]
Fastlap LLC	Delayed Draw	1.00%			6/20/2029	USD	1,848,000	(36,745)	(36,960)	[1,3,6]
Fastlap LLC	Revolver	0.50%			6/20/2029	USD	294,500	(5,855)	(5,890)	[1,3,6]
Fastlap LLC	First Lien Term Loan	10.84%	SOFR	550	6/20/2029	USD	1,320,000	1,293,716	1,293,600	[1,2,3]
Fenix Topco, LLC	First Lien Term Loan	11.84%	SOFR	650	3/28/2029	USD	13,737,094	13,415,229	13,403,282	[1,2,3]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	(129,540)	(69,596)	[1,3,6]
Fenix Topco, LLC	Delayed Draw	11.84%	SOFR	650	3/28/2029	USD	950,223	807,202	811,366	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	11.75%	BBSY	725	6/30/2026	AUD	227,417	145,557	148,680	[1,2,3,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	11.75%	BBSY	725	6/30/2026	AUD	5,138,828	3,289,062	3,359,655	[1,2,3,8]
Fitness International, LLC	First Lien Term Loan	10.58%	SOFR	525	2/12/2029	USD	25,000,000	24,050,477	24,275,000	[1,2,3,4]
FQSR, LLC	Delayed Draw	12.09% 1.00% PIK	SOFR	550	5/26/2027	USD	2,231,768	2,231,768	2,136,918	[1,2,3,5]
Gateway US Holdings, Inc.	Delayed Draw	10.98%	SOFR	550	9/22/2026	USD	6,699,336	6,578,962	6,701,346	[1,2,3]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	—	256	[1,3,6]
Gateway US Holdings, Inc.	First Lien Term Loan	10.98%	SOFR	550	9/22/2026	USD	22,225,959	21,863,284	22,232,627	[1,2,3]
GSM Acquisition Corp.	First Lien Term Loan	10.46%	SOFR	500	11/16/2026	USD	29,392,405	29,232,204	29,251,322	[1,2,3]
GSV Holding, LLC	Delayed Draw	11.48%	SOFR	600	4/3/2028	USD	49,430,886	40,195,614	40,887,726	[1,2,3,7]
Harbor Purchaser, Inc.	First Lien Term Loan	13.85%	SOFR	850	4/7/2030	USD	17,000,000	16,734,124	17,000,000	[1,2,3]
Health Buyer LLC	First Lien Term Loan	10.83%	SOFR	550	4/29/2029	USD	1,308,482	1,279,569	1,288,855	[1,2,3,4]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	4,757,325	(71,360)	—	[1,3,4,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	—	[1,3,4,6]
Home Service Topco IV, Inc.	First Lien Term Loan	11.43%	SOFR	600	12/31/2027	USD	5,160,862	5,033,397	5,160,862	[1,2,3,4]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.45%	SOFR	800	4/7/2028	USD	39,700,000	38,388,564	39,191,840	[1,2,3]
HPS Consumer Discretionary	First Lien Term Loan	10.94%	SOFR	550	6/27/2025	USD	5,071,937	5,005,451	5,079,545	[1,2,3,4]
HPS Consumer Discretionary	First Lien Term Loan	13.48% 1.50% PIK	SOFR	650	10/31/2024	USD	3,931,951	3,863,399	3,826,243	[1,2,3,5,7]
HPS Consumer Discretionary	First Lien Term Loan	12.48%	SOFR	675	7/26/2026	USD	14,105,242	13,908,469	13,556,657	[1,2,3,4]
HPS Consumer Discretionary	Delayed Draw	13.24%	SOFR	775	3/31/2028	USD	571,285	553,235	545,625	[1,2,3,4]
HPS Consumer Discretionary	First Lien Term Loan	13.24%	SOFR	775	3/31/2028	USD	444,904	433,326	424,921	[1,2,3,4]
HS Spa Holdings, Inc.	Revolver	10.59%	SOFR	525	6/2/2028	USD	311,429	76,300	76,300	[1,2,3,7]
HS Spa Holdings, Inc.	First Lien Term Loan	10.60%	SOFR	525	6/2/2029	USD	2,141,850	2,108,055	2,141,850	[1,2,3]
HS Spa Holdings, Inc.	Delayed Draw	1.00%			6/2/2029	USD	250,000	(2,428)	(2,500)	[1,3,6]
HTI Intermediate	Delayed Draw	1.00%			3/1/2030	USD	423,000	(3,997)	(4,230)	[1,3,6]
HTI Intermediate	First Lien Term Loan	10.35%	SOFR	500	3/1/2030	USD	916,200	898,583	897,876	[1,2,3]
HTI Intermediate	Revolver	10.84%	SOFR	500	3/1/2030	USD	282,500	51,156	50,850	[1,2,3,7]
Hudson's Bay Company	First Lien Term Loan	13.93%	SOFR	850	9/30/2026	USD	6,382,289	6,318,007	6,308,873	[1,2,3,4]
HY Cite Enterprises LLC	First Lien Term Loan	13.59%	SOFR	800	11/12/2026	USD	12,363,062	11,405,671	12,301,246	[1,2,3]
Infinity Home Services Holdco, Inc.	Delayed Draw	11.43%	CDOR	600	12/28/2028	CAD	637,250	458,971	465,792	[1,2,3,4,8]
Infinity Home Services Holdco, Inc.	Revolver	0.50%			12/28/2028	CAD	878	(16)	—	[1,3,6,8]
Infinity Home Services Holdco, Inc.	Revolver	12.20%	PRIME	500	12/28/2028	CAD	122	87	89	[1,2,3,4,8]
Ingenio, LLC	First Lien Term Loan	12.48%	SOFR	700	8/3/2026	USD	14,300,117	14,066,970	14,014,115	[1,2,3,4]
Innovetive Petcare, LLC	Delayed Draw	10.47%	SOFR	500	6/30/2028	USD	1,922,200	1,575,973	1,607,538	[1,2,3,4,7]
JHCC Holdings LLC	First Lien Term Loan	10.58%	SOFR	525	9/9/2026	USD	608,251	596,826	602,169	[1,2,3,4]
JHCC Holdings LLC	Delayed Draw	10.58%	SOFR	525	9/9/2026	USD	574,797	565,160	569,049	[1,2,3,4]
JHCC Holdings LLC	Delayed Draw	10.58%	SOFR	525	9/9/2026	USD	1,862,864	1,278,461	1,292,389	[1,2,3,7]
JHCC Holdings LLC	Delayed Draw	1.00%			9/9/2027	USD	2,338,099	(22,902)	(23,381)	[1,3,4,6]
KBP Investments LLC	Delayed Draw	12.09% 1.00% PIK	SOFR	550	5/26/2027	USD	27,610,170	23,726,487	22,992,047	[1,2,3,4,5,7]
Knitwell Borrower LLC	First Lien Term Loan	13.48%	SOFR	800	7/28/2027	USD	4,728,549	4,587,081	4,571,525	[1,2,3]
Leonard Group, Inc.	First Lien Term Loan	12.10%	SOFR	650	2/26/2026	USD	13,475,251	13,374,917	13,422,698	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Leviathan Intermediate Holdco. LLC	First Lien Term Loan	12.98%	SOFR	750	12/27/2027	USD	2,236,550	2,195,102	2,236,550	[1,2,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	11.08%	SOFR	575	11/15/2030	USD	18,136,364	17,795,085	18,136,364	[1,2,3]
Mammoth Holdings, LLC	Revolver	11.06%	ARR	575	11/15/2029	USD	2,272,727	1,095,274	1,136,364	[1,2,3,7]
Mammoth Holdings, LLC	Delayed Draw	11.04%	ARR	575	11/15/2030	USD	4,545,455	4,004,333	4,090,909	[1,2,3,7]
Margaritaville Enterprises LLC	Delayed Draw	10.09%	SOFR	475	6/17/2027	USD	2,111,690	2,087,660	2,111,690	[1,2,3]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,688)	—	[1,3,6]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	1,250,000	(23,371)	(18,274)	[1,3,6,8]
Movati Athletic Group, Inc.	Revolver	10.03%	CDOR	525	5/29/2030	CAD	937,500	256,560	260,398	[1,2,3,7,8]
Movati Athletic Group, Inc.	First Lien Term Loan	10.03%	CDOR	525	5/29/2030	CAD	10,312,500	7,344,619	7,387,070	[1,2,3,8]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	3,750,000	(57,912)	(54,821)	[1,3,4,6,8]
Movati Athletic Group, Inc.	Revolver	10.22%	CDOR	525	5/29/2029	CAD	1,125,000	804,929	805,862	[1,2,3,4,8]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	1,687,500	(26,036)	(24,669)	[1,3,6,8]
Movati Athletic Group, Inc.	First Lien Term Loan	10.41%	CDOR	525	5/29/2030	CAD	30,937,500	22,135,173	22,161,209	[1,2,3,4,8]
New Churchill Holdco LLC	Delayed Draw	10.83%	SOFR	550	11/10/2029	USD	811,542	796,473	795,311	[1,2,3,4]
New Churchill Holdco LLC	Revolver	10.77%	SOFR	550	11/10/2029	USD	70,866	69,594	69,449	[1,2,3,4]
New Churchill Holdco LLC	Revolver	0.50%			11/10/2029	USD	637,795	24,003	22,677	[1,3,6]
New Churchill Holdco LLC	First Lien Term Loan	10.83%	SOFR	550	11/10/2029	USD	2,968,936	2,914,081	2,909,557	[1,2,3,4]
New Churchill Holdco LLC	Delayed Draw	10.83%	SOFR	550	11/10/2029	USD	4,500,001	541,938	537,166	[1,2,3,7]
NKD Group GmbH	First Lien Term Loan	11.72%	EURIBOR	800	3/23/2026	EUR	5,769,231	6,008,711	6,178,230	[1,2,3,8]
NL1 Acquire Corp.	Delayed Draw	10.53%	CDOR	550	5/26/2028	CAD	1,914,730	1,483,849	1,398,154	[1,2,3,8]
NL1 Acquire Corp.	Revolver	10.80%	CDOR	550	5/26/2026	CAD	1,330,000	139,319	52,054	[1,2,3,7,8]
NL1 Acquire Corp.	First Lien Term Loan	11.03% 2.00% PIK	CDOR	400	5/26/2028	CAD	9,604,096	7,490,677	6,824,249	[1,2,3,5,7,8]
NL1 Acquire Corp.	Delayed Draw	11.48% 2.00% PIK	SOFR	400	5/26/2028	USD	234,461	228,528	222,081	[1,2,3,5]
NL1 Acquire Corp.	First Lien Term Loan	10.98%	SOFR	550	5/26/2028	USD	2,052,750	2,032,222	1,963,455	[1,2,3]
North Haven Stallone Buyer, LLC	Delayed Draw	11.66%	SOFR	600	5/24/2027	USD	567,628	555,975	563,371	[1,2,3,4]
North Haven Stallone Buyer, LLC	Delayed Draw	1.00%			5/24/2027	USD	1,697,372	(34,962)	(12,730)	[1,3,6]
North Haven Stallone Buyer, LLC	Delayed Draw	11.66%	SOFR	600	5/24/2027	USD	1,370,628	1,343,338	1,360,348	[1,2,3,4]
North Haven Stallone Buyer, LLC	Delayed Draw	11.60%	SOFR	600	5/24/2027	USD	6,471,780	6,283,702	6,423,242	[1,2,3]
North Haven Stallone Buyer, LLC	Delayed Draw	11.66%	SOFR	600	5/24/2027	USD	20,113,740	19,544,956	19,962,887	[1,2,3]
North Haven Stallone Buyer, LLC	Delayed Draw	11.71%	SOFR	600	5/24/2027	USD	9,732,000	2,137,057	2,365,930	[1,2,3,7]
Oil Changer Holding Corporation	Delayed Draw	12.24%	SOFR	675	2/8/2027	USD	19,995,000	17,589,174	17,725,056	[1,2,3,7]
Otter Learning, LLC	Delayed Draw	11.98%	SOFR	650	4/18/2028	USD	12,661,053	9,640,159	9,840,942	[1,2,3,7]
Otter Learning, LLC	Revolver	12.07%	SOFR	600	4/18/2028	USD	1,000,000	(12,500)	—	[1,2,3,7]
Otter Learning, LLC	First Lien Term Loan	11.93%	SOFR	650	4/18/2028	USD	3,180,536	3,145,444	3,191,350	[1,2,3]
Owl Rock Consumer Discretionary	First Lien Term Loan	10.25%	SOFR	550	3/26/2026	USD	29,313,142	29,180,793	28,800,162	[1,2,3,4]
Paperworks Industries, Inc.	First Lien Term Loan	13.73%	SOFR	825	6/30/2027	USD	8,709,907	8,598,010	8,505,311	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	201,613	(6,048)	—	[1,3,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.58%	SOFR	625	6/1/2030	USD	2,006,048	1,952,045	2,006,048	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,651,376	(49,541)	—	[1,3,4,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.58%	SOFR	625	6/1/2030	USD	16,431,193	15,986,567	16,431,193	[1,2,3,4]
Penney Borrower LLC	First Lien Term Loan	11.94%	SOFR	650	12/16/2026	USD	5,944,853	5,888,855	5,908,336	[1,2,3,4]
POY Holdings, LLC	Delayed Draw	11.00%	SOFR	550	11/17/2027	USD	902,111	902,111	902,111	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
POY Holdings, LLC	Revolver	10.99%	SOFR	550	11/17/2027	USD	2,406,511	962,604	962,604	[1,2,3,7]
POY Holdings, LLC	First Lien Term Loan	10.98%	SOFR	550	11/17/2027	USD	18,975,741	18,785,983	18,975,741	[1,2,3]
POY Holdings, LLC	First Lien Term Loan	10.98%	SOFR	550	11/16/2027	USD	8,015,337	7,874,658	8,015,337	[1,2,3]
POY Holdings, LLC	Delayed Draw	10.98%	SOFR	550	11/16/2027	USD	1,913,082	676,609	688,710	[1,2,3,7]
Project Spring Equinox	First Lien Term Loan	16.00% 16.00% PIK			6/30/2027	USD	531,893	517,026	516,255	[1,3,4]
Project Spring Equinox	First Lien Term Loan	13.58% 4.13% PIK	SOFR	413	3/8/2029	USD	9,065,023	8,833,454	8,826,088	[1,2,3,4,5,7]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	—	(7,386)	[1,3,4,6]
Quality Automotive Services, LLC	Delayed Draw	11.25%	SOFR	575	7/16/2027	USD	229,437	225,248	228,290	[1,2,3,4]
Quality Automotive Services, LLC	Delayed Draw	11.25%	SOFR	575	7/16/2027	USD	5,308,225	1,288,192	1,361,440	[1,2,3,7]
Race Winning Brands, Inc.	Revolver	10.73%	SOFR	525	11/16/2027	USD	3,125,000	312,500	109,375	[1,2,3,7]
Race Winning Brands, Inc.	First Lien Term Loan	10.73%	SOFR	525	11/16/2027	USD	19,157,524	18,965,948	17,912,285	[1,2,3]
Race Winning Brands, Inc.	First Lien Term Loan	10.73%	SOFR	525	11/16/2027	USD	6,624,555	6,532,665	6,193,959	[1,2,3,4]
Rawlings Sports Goods Company, Inc.	Revolver	9.18%	SOFR	375	12/31/2025	USD	415	407	415	[1,2,3,4]
Rawlings Sports Goods Company, Inc.	Revolver	0.50%			12/31/2025	USD	585	(12)	—	[1,3,6]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	11.72%	SOFR	625	12/31/2026	USD	1,743,583	1,704,720	1,743,583	[1,2,3,4]
RefrigiWear, LLC	Revolver	0.50%			11/2/2027	USD	2,601,896	—	(13,009)	[1,3,6]
RefrigiWear, LLC	First Lien Term Loan	10.01%	SOFR	450	11/2/2027	USD	16,793,069	16,625,138	16,709,103	[1,2,3]
RefrigiWear, LLC	First Lien Term Loan	9.89%	SOFR	450	11/2/2027	GBP	9,000,000	11,263,547	11,319,681	[1,2,3,8]
Regent Holding Company, LLC	First Lien Term Loan	13.19%	SOFR	775	2/25/2026	USD	11,190,789	11,109,000	10,888,638	[1,2,3,10]
Regent Holding Company, LLC	Revolver	0.50%			2/25/2026	USD	1,917,293	—	(51,767)	[1,3,6]
Regent Holding Company, LLC	First Lien Term Loan	13.19%	SOFR	775	2/26/2026	USD	1,071,429	1,029,815	1,042,500	[1,2,3]
Reliable Doors, LLC	Delayed Draw	11.59%	SOFR	625	12/22/2028	USD	1,219,376	810,171	824,252	[1,2,3,7]
Reliable Doors, LLC	Revolver	11.59%	SOFR	625	12/22/2028	USD	222,321	40,018	43,299	[1,2,3,7]
Reliable Doors, LLC	First Lien Term Loan	11.59%	SOFR	625	12/22/2028	USD	2,451,316	2,407,432	2,438,469	[1,2,3]
Riverside Assessments, LLC	Revolver	10.59%	SOFR	525	3/19/2031	USD	6,000,000	882,040	877,481	[1,2,3,7]
Riverside Assessments, LLC	First Lien Term Loan	10.59%	SOFR	525	3/19/2031	USD	41,500,000	40,692,095	40,670,000	[1,2,3]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(38,035)	—	[1,3,4,6]
Shock Doctor Intermediate LLC	First Lien Term Loan	11.08%	SOFR	575	11/20/2029	USD	10,472,074	10,282,479	10,472,074	[1,2,3,4]
Showtime Acquisition, LLC	First Lien Term Loan	11.68%	SOFR	625	8/7/2028	USD	2,989,658	2,933,371	2,931,567	[1,2,3]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	10.73%	SOFR	525	10/1/2027	USD	34,984,728	10,379,951	11,012,496	[1,2,3,7]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	—	—	[1,3,6]
Spanx, LLC	First Lien Term Loan	10.69%	SOFR	525	11/18/2028	USD	61,375,395	60,500,640	61,375,395	[1,2,3]
Speedstar Holding, LLC	First Lien Term Loan	12.75%	SOFR	725	1/22/2027	USD	10,110,476	10,009,371	9,834,055	[1,2,3]
Speedstar Holding, LLC	Delayed Draw	12.75%	SOFR	725	1/22/2027	USD	307,242	298,024	298,842	[1,2,3]
Speedstar Holding, LLC	First Lien Term Loan	12.72%	SOFR	725	1/22/2027	USD	1,307,586	1,279,569	1,271,837	[1,2,3]
Speedstar Holding, LLC	First Lien Term Loan	12.74%	SOFR	725	1/22/2027	USD	1,881,579	1,833,267	1,830,137	[1,2,3]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	—	(8,921)	[1,3,6]
Stanton Carpet Corp.	First Lien Term Loan	10.48%	SOFR	500	10/1/2027	USD	9,036,221	8,942,601	8,968,449	[1,2,3]
Stepping Stones Healing	Revolver	0.50%			12/30/2026	USD	2,000,000	(165,994)	(200,000)	[1,3,6]
Summit Buyer, LLC	Revolver	0.50%			5/31/2030	USD	5,706,522	(56,274)	(57,065)	[1,3,6]
Summit Buyer, LLC	First Lien Term Loan	10.35%	SOFR	525	5/31/2031	USD	44,836,957	44,392,166	44,388,587	[1,2,3]
Summit Buyer, LLC	Delayed Draw	10.34%	SOFR	525	5/31/2026	USD	24,456,522	404,609	399,457	[1,2,3,7]
Sunshine Cadence HoldCo, LLC	Delayed Draw	1.00%			5/1/2031	USD	556,428	(5,564)	(5,564)	[1,3,6]
Sunshine Cadence HoldCo, LLC	Revolver	0.50%			5/1/2030	USD	327,759	(4,783)	(4,916)	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Sunshine Cadence HoldCo, LLC	First Lien Term Loan	10.33%	SOFR	500	5/1/2031	USD	2,134,243	2,113,236	2,112,901	[1,2,3]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(163,319)	(69,285)	[1,3,4,6]
Team Acquisition Corporation	First Lien Term Loan	11.83%	SOFR	650	11/21/2029	USD	22,443,556	21,574,897	22,106,903	[1,2,3,4]
The One Group, LLC	First Lien Term Loan	11.83%	SOFR	650	5/1/2029	USD	10,597,331	10,287,094	10,279,412	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	976,744	(19,401)	(19,535)	[1,3,6]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	813,953	(16,055)	(16,279)	[1,3,6]
Titan Home Improvement, LLC	First Lien Term Loan	11.35%	SOFR	600	5/31/2030	USD	5,209,302	5,106,112	5,105,116	[1,2,3]
Trader Corporation	First Lien Term Loan	10.28%	CDOR	550	12/22/2029	CAD	1,370,333	993,545	991,616	[1,2,3,4,8]
Travel Leaders Group, LLC	Delayed Draw	13.98% 3.00% PIK	SOFR	550	3/27/2028	USD	3,615,469	3,526,963	3,678,846	[1,2,3,5,7]
Treehouse Child Limited	Delayed Draw	1.00%			3/25/2028	USD	1,132,075	—	—	[1,3,6]
Treehouse Child Limited	First Lien Term Loan	10.34%	SOFR	500	3/25/2028	USD	5,377,358	5,377,358	5,377,359	[1,2,3]
Treehouse Junior Limited	First Lien Term Loan	10.34%	SOFR	500	3/25/2028	USD	4,947,944	4,947,944	4,947,944	[1,2,3]
TruBlue LLC	Delayed Draw	1.00%			1/11/2029	USD	418,500	(6,748)	(8,370)	[1,3,6]
TruBlue LLC	Revolver	0.50%			1/11/2029	USD	257,000	(4,140)	(5,140)	[1,3,6]
TruBlue LLC	First Lien Term Loan	10.84%	SOFR	550	1/11/2029	USD	936,600	921,110	917,868	[1,2,3]
Vehicle Accessories, Inc.	First Lien Term Loan	10.71%	SOFR	525	11/30/2026	USD	2,535,922	2,506,175	2,494,332	[1,2,3]
Vehicle Accessories, Inc.	Revolver	10.71%	SOFR	525	11/30/2026	USD	219,279	70,547	69,497	[1,2,3,7]
Vehicle Accessories, Inc.	First Lien Term Loan	10.71%	SOFR	525	11/30/2026	USD	8,104,575	7,976,917	7,971,660	[1,2,3,4]
Vertex Service Partners, LLC	First Lien Term Loan	10.82%	SOFR	550	11/8/2030	USD	3,924,419	3,831,913	3,894,985	[1,2,3]
Vertex Service Partners, LLC	First Lien Term Loan	10.82%	SOFR	550	11/8/2030	USD	6,072,896	5,930,050	6,027,349	[1,2,3,4]
Vertex Service Partners, LLC	Delayed Draw	10.82%	SOFR	550	11/8/2030	USD	2,913,205	2,844,588	2,891,356	[1,2,3,4]
Vertex Service Partners, LLC	Revolver	0.50%			11/8/2030	USD	1,242,416	(28,390)	(9,318)	[1,3,6]
Vertex Service Partners, LLC	Delayed Draw	10.83%	SOFR	550	11/8/2030	USD	16,297,753	10,515,229	10,781,674	[1,2,3,7]
Vertex Service Partners, LLC	Revolver	10.83%	SOFR	550	11/8/2030	USD	207,069	202,311	205,516	[1,2,3,4]
Vertex Service Partners, LLC	Revolver	10.83%	SOFR	550	11/8/2030	USD	1,017,442	122,013	137,718	[1,2,3,7]
Weber-Stephen Products, LLC	Revolver	11.09%	SOFR	575	12/19/2026	USD	10,000,000	9,007,894	9,013,887	[1,2,3,7]
Weber-Stephen Products, LLC	Revolver	11.09%	SOFR	575	12/19/2026	USD	5,929,517	5,777,647	5,796,103	[1,2,3,4]
Weber-Stephen Products, LLC	Revolver	11.09%	SOFR	575	12/19/2026	USD	737,150	141,296	143,414	[1,2,3,7]
Woof Holdings, Inc.	Second Lien Term Loan	12.67%	SOFR	725	12/21/2028	USD	8,000,000	7,889,915	7,783,200	[1,2,3,9]
								1,266,062,065	1,272,477,775
Consumer Staples — 1.0%
Baxters North America Holdings, Inc.	First Lien Term Loan	14.59% 2.00% PIK	SOFR	725	5/31/2028	USD	23,093,453	22,613,692	21,984,967	[1,2,3,5]
BCPE North Star US Holdings Co.	First Lien Term Loan	9.46%	SOFR	400	6/10/2028	USD	13,671,895	13,569,356	13,022,480	[1,2]
BGI Purchaser, Inc.	Delayed Draw	1.00%			5/31/2031	USD	1,010,802	(15,074)	(15,162)	[1,3,4,6]
BGI Purchaser, Inc.	First Lien Term Loan	10.35%	SOFR	500	5/31/2031	USD	2,297,920	2,263,727	2,263,451	[1,2,3,4]
BGI Purchaser, Inc.	Revolver	9.35%	SOFR	400	5/31/2030	USD	611	602	602	[1,2,3,4]
BGI Purchaser, Inc.	Revolver	9.34%	SOFR	400	5/31/2030	USD	22	22	22	[1,2,3,4]
BGI Purchaser, Inc.	Revolver	0.50%			5/31/2030	USD	367	(5)	(5)	[1,3,6]
Bloom Fresh International Limited	First Lien Term Loan	10.81%	SOFR	550	8/9/2030	USD	4,033,736	3,962,378	3,958,709	[1,2,3]
C.P. Converters, Inc.	First Lien Term Loan	13.08%	ARR CSA	750	9/30/2024	USD	3,243,689	3,223,904	3,235,227	[1,2,3,7]
City Line Distributors LLC	Delayed Draw	11.44%	SOFR	600	8/31/2028	USD	346,107	337,454	346,107	[1,2,3,4]
City Line Distributors LLC	Revolver	11.65%	SOFR	600	8/31/2028	USD	1,000	83	100	[1,2,3,4,7]
City Line Distributors LLC	First Lien Term Loan	11.46%	SOFR	600	8/31/2028	USD	860,943	842,113	860,943	[1,2,3,4]
City Line Distributors LLC	Revolver	0.50%			8/31/2028	USD	1,500	(12)	—	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	719,180	(17,180)	(17,045)	[1,3,4,6]
Demakes Borrower, LLC	First Lien Term Loan	11.55%	SOFR	625	12/12/2029	USD	2,550,693	2,491,071	2,490,242	[1,2,3,4]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	1,152,000	(27,570)	(27,302)	[1,3,6]
Demakes Borrower, LLC	First Lien Term Loan	11.55%	SOFR	625	12/12/2029	USD	4,098,000	4,001,921	4,000,877	[1,2,3]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.84% 4.50% PIK	SOFR	500	10/26/2028	USD	24,096,087	23,440,809	23,870,307	[1,2,3,5]
Great Kitchens Food Company, Inc.	Revolver	11.34%	SOFR	600	5/31/2029	USD	1,412,429	85,215	84,746	[1,2,3,7]
Great Kitchens Food Company, Inc.	First Lien Term Loan	11.34%	SOFR	600	5/29/2029	USD	8,587,571	8,417,927	8,415,819	[1,2,3]
JTM Foods, LLC	Delayed Draw	10.73%	SOFR	525	5/14/2027	USD	1,027,361	1,015,693	1,017,088	[1,2,3]
JTM Foods, LLC	Revolver	10.73%	SOFR	525	5/14/2027	USD	1,119,194	1,004,363	996,083	[1,2,3,7]
JTM Foods, LLC	First Lien Term Loan	10.73%	SOFR	525	5/14/2027	USD	7,509,956	7,416,082	7,434,857	[1,2,3]
JTM Foods, LLC	Revolver	10.72%	SOFR	525	5/14/2027	USD	559,597	554,001	554,001	[1,2,3]
JTM Foods, LLC	First Lien Term Loan	10.73%	SOFR	525	5/14/2027	USD	1,330,403	1,321,316	1,317,099	[1,2,3]
KNPC Holdco, LLC	First Lien Term Loan	11.48%	SOFR	600	10/22/2029	USD	1,199,560	1,177,443	1,199,560	[1,2,3,4]
LifeStyles Bidco, Ltd.	Revolver	11.08%	SOFR	575	11/30/2028	USD	332	324	332	[1,2,3,4]
LifeStyles Bidco, Ltd.	Revolver	0.50%			11/30/2028	USD	668	(15)	—	[1,3,6]
LifeStyles Bidco, Ltd.	First Lien Term Loan	11.84%	SOFR	650	11/30/2028	EUR	2,754,656	2,897,330	2,949,942	[1,2,3,4,8]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	11.98%	SOFR	650	10/31/2028	USD	7,538	7,530	7,538	[1,2,3]
Parfums Holding Company, Inc.	First Lien Term Loan	10.59%	SOFR	600	6/26/2030	USD	4,000,856	3,960,898	3,960,847	[1,2,3]
Phoenix YW Buyer, Inc.	Revolver	0.50%			5/31/2030	USD	651,557	(16,930)	(17,166)	[1,3,4,6]
Phoenix YW Buyer, Inc.	First Lien Term Loan	11.60%	SOFR	625	5/31/2030	USD	4,146,582	4,038,368	4,037,336	[1,2,3,4]
Purfoods, LLC	Delayed Draw	11.72%	SOFR	625	8/12/2026	USD	2,932,031	2,902,711	2,932,031	[1,2,3]
Purfoods, LLC	First Lien Term Loan	11.72%	SOFR	625	8/12/2026	USD	4,342,500	4,299,075	4,342,500	[1,2,3]
Qin's Buffalo, LLC	Delayed Draw	11.34%	SOFR	600	5/5/2027	USD	1,038,000	226,310	225,765	[1,2,3,7]
RB Holdings Interco, LLC	Revolver	10.44%	SOFR	500	5/4/2028	USD	1,385,080	952,935	955,705	[1,2,3,4,7]
Reddy Ice Holdings, Inc.	Delayed Draw	1.00%			4/22/2029	USD	1,513,568	(22,281)	(22,704)	[1,3,6]
Reddy Ice Holdings, Inc.	Revolver	12.25%	PRIME	375	4/22/2029	USD	250,333	248,709	248,664	[1,2,3,4]
Reddy Ice Holdings, Inc.	First Lien Term Loan	10.64%	SOFR	475	4/22/2029	USD	6,793,172	6,749,449	6,748,147	[1,2,3,4]
Reddy Ice Holdings, Inc.	Delayed Draw	10.08%	SOFR	475	4/22/2029	USD	90,049	88,731	88,699	[1,2,3,4]
Reddy Ice Holdings, Inc.	Revolver	12.25%	PRIME	375	4/22/2029	USD	352,878	198,805	198,718	[1,2,3,7]
Silk Holdings III Corp.	First Lien Term Loan	10.84%	SOFR	550	5/1/2029	USD	2,160,602	2,117,947	2,117,390	[1,2,3,4]
Silk Holdings III Corp.	Revolver	9.34%	SOFR	400	5/1/2029	USD	556	545	544	[1,2,3,4]
Silk Holdings III Corp.	Revolver	0.50%			5/1/2029	USD	444	(9)	(9)	[1,3,4,6]
Sugar PPC Buyer LLC	Delayed Draw	11.33%	SOFR	600	10/2/2030	USD	751,847	743,389	748,732	[1,2,3]
Sugar PPC Buyer LLC	First Lien Term Loan	11.33%	SOFR	600	10/2/2030	USD	2,706,651	2,650,042	2,695,436	[1,2,3]
Sugar PPC Buyer LLC	Delayed Draw	11.33%	SOFR	600	10/2/2030	USD	1,503,158	1,469,337	1,496,930	[1,2,3,4]
Sugar PPC Buyer LLC	First Lien Term Loan	11.33%	SOFR	600	10/2/2030	USD	5,411,369	5,298,192	5,388,948	[1,2,3,4]
SWK Buyer, Inc.	Revolver	10.60%	SOFR	525	3/11/2029	USD	1,228,070	61,403	(12,281)	[1,2,3,7]
SWK Buyer, Inc.	First Lien Term Loan	10.70%	SOFR	525	3/11/2029	USD	12,970,724	12,841,016	12,192,480	[1,2,3]
Ultimate Baked Goods	Delayed Draw	10.94%	SOFR	550	8/13/2027	USD	2,951,897	2,926,902	2,937,137	[1,2,3,4]
Vytalogy Wellness	First Lien Term Loan	11.65%	SOFR	635	11/30/2026	USD	5,522,684	5,404,270	5,395,662	[1,2,3,4]
Watermill Express, LLC	Revolver	11.19%	SOFR	575	7/5/2029	USD	25,348	24,875	25,348	[1,2,3,4]
Watermill Express, LLC	First Lien Term Loan	11.23%	SOFR	575	7/5/2029	USD	1,260,271	1,236,672	1,260,271	[1,2,3,4]
Watermill Express, LLC	Delayed Draw	11.23%	SOFR	575	7/5/2029	USD	64,731	63,508	64,731	[1,2,3,4]
Watermill Express, LLC	Delayed Draw	11.23%	SOFR	575	7/5/2029	USD	397,632	390,026	397,632	[1,2,3]
Watermill Express, LLC	Revolver	11.19%	SOFR	575	7/5/2029	USD	203,771	57,369	61,098	[1,2,3,7]
Woodland Foods, Inc.	First Lien Term Loan	11.25%	SOFR	575	12/1/2027	USD	4,912,060	4,855,537	4,612,425	[1,2,3]
WPP Bullet Buyer, LLC	Revolver	11.09%	SOFR	575	12/7/2029	USD	322,357	316,308	318,327	[1,2,3,4]
WPP Bullet Buyer, LLC	First Lien Term Loan	11.09%	SOFR	575	12/7/2030	USD	37,206,368	36,499,115	36,741,288	[1,2,3,4]
WPP Bullet Buyer, LLC	Revolver	11.09%	SOFR	575	12/7/2029	USD	3,545,923	2,640,395	2,663,472	[1,2,3,7]
ZB Holdco LLC	Delayed Draw	11.47%	SOFR	550	2/9/2028	USD	1,320,942	1,099,803	1,136,010	[1,2,3,4,7]
ZB Holdco LLC	First Lien Term Loan	10.98%	SOFR	550	2/9/2028	USD	1,051,469	1,024,504	1,051,469	[1,2,3,4]
ZB Holdco LLC	Delayed Draw	1.00%			2/9/2028	USD	736,793	(14,182)	(14,736)	[1,3,4,6]
								205,918,244	204,928,431

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Energy — 0.6%
Amspec Parent, LLC	Delayed Draw	1.00%			12/5/2030	USD	6,490,141	(155,885)	(48,676)	[1,3,6]
Amspec Parent, LLC	Revolver	0.50%			12/5/2029	USD	6,084,507	(137,606)	(45,634)	[1,3,6]
Amspec Parent, LLC	First Lien Term Loan	11.09%	SOFR	550	12/5/2030	USD	45,025,352	43,959,868	44,687,662	[1,2,3]
Amspec Parent, LLC	Delayed Draw	1.00%			12/5/2030	USD	2,225,152	(53,607)	(16,689)	[1,3,4,6]
Amspec Parent, LLC	First Lien Term Loan	11.08%	SOFR	550	12/5/2030	USD	15,436,992	15,070,295	15,321,215	[1,2,3,4]
Braya Renewable Fuels (Newfoundland) LP	First Lien Term Loan	12.43%	SOFR	700	11/9/2026	USD	1,000,000	981,132	984,018	[1,2,3]
Camin Cargo Control Holdings, Inc.	Delayed Draw	1.00%			12/8/2029	USD	288,462	(6,196)	(3,312)	[1,3,6]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	11.34%	SOFR	600	12/8/2029	USD	1,918,269	1,877,935	1,896,245	[1,2,3]
Camin Cargo Control Holdings, Inc.	Revolver	11.33%	SOFR	600	12/8/2029	USD	288,462	92,156	94,765	[1,2,3,7]
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	(48,970)	—	[1,3,4,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	—	—	[1,3,4,6]
DMC Holdco, LLC	First Lien Term Loan	11.05%	SOFR	575	7/13/2029	USD	11,693,993	11,433,457	11,693,993	[1,2,3,4]
Highpeak Energy, Inc.	First Lien Term Loan	12.98%	SOFR	765	9/30/2026	USD	5,484,375	5,377,082	5,484,375	[1,2,3,4]
HPS Energy	First Lien Term Loan	13.68%	SOFR	825	3/12/2026	USD	2,613,922	2,598,133	2,620,602	[1,2,3,4]
Integrated Power Services	Revolver	9.96%	SOFR	450	11/22/2027	USD	2,427,409	950,735	938,598	[1,2,3,4,7]
Integrated Power Services	Delayed Draw	9.96%	SOFR	450	11/22/2028	USD	690,598	687,189	687,145	[1,2,3,4]
Integrated Power Services	Delayed Draw	1.00%			11/22/2028	USD	13,604,107	(67,248)	(68,021)	[1,3,6]
Integrated Power Services	First Lien Term Loan	9.96%	SOFR	450	11/22/2028	USD	3,473,104	3,456,147	3,455,738	[1,2,3,4]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	1,647,351	(32,062)	(15,815)	[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	547,745	(10,351)	(5,258)	[1,3,4,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/8/2031	USD	3,719,288	3,647,700	3,683,583	[1,2,3,4]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	5,617,978	(109,213)	(53,933)	[1,3,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/8/2031	USD	12,696,629	12,452,192	12,574,742	[1,2,3]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/7/2031	USD	5,720,553	(111,703)	(54,917)	[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/7/2031	USD	1,716,166	(32,706)	(16,475)	[1,3,4,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/7/2031	USD	12,928,450	12,678,225	12,804,337	[1,2,3,4]
KENE Acquisition, Inc.	Revolver	10.57%	SOFR	525	2/8/2031	USD	1,685,393	10,281	25,955	[1,2,3,7]
								114,506,980	116,624,243
Financials — 12.0%
1364720 B.C. LTD	Delayed Draw	9.66%	CORA	450	9/9/2028	CAD	5,000,000	218,669	197,354	[1,2,3,7,8]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	5,184	—	[1,3,6,8]
1364720 B.C. LTD	First Lien Term Loan	9.53%	CDOR	450	9/9/2028	CAD	11,356,250	8,369,962	8,300,746	[1,2,3,8]
Accession Risk Management Group	Delayed Draw	10.98%	SOFR	550	11/1/2029	USD	7,376,927	6,537,643	6,554,347	[1,2,3,7]
Accession Risk Management Group	Delayed Draw	10.98%	SOFR	550	11/1/2029	USD	2,641,633	2,641,633	2,572,423	[1,2,3,4]
Accession Risk Management Group	First Lien Term Loan	10.98%	SOFR	550	11/1/2029	USD	47,775,559	47,775,559	46,523,840	[1,2,3,4]
Accession Risk Management Group	First Lien Term Loan	10.98%	SOFR	550	11/1/2029	USD	25,235,112	24,987,549	24,573,952	[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	11.42%	SOFR	625	8/11/2029	USD	241,379	238,966	238,222	[1,2,3]
Accuserve Solutions, Inc.	First Lien Term Loan	11.42%	SOFR	625	8/11/2029	USD	34,758,621	34,154,309	34,303,978	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Accuserve Solutions, Inc.	First Lien Term Loan	11.00%	SOFR	575	3/15/2030	USD	14,062,500	13,886,088	13,878,562	[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	10.42%	SOFR	525	3/15/2030	USD	17,187,500	16,972,980	16,962,687	[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	10.85%	SOFR	575	3/15/2030	USD	19,968,040	9,562,897	9,602,016	[1,2,3,7]
Accuserve Solutions, Inc.	Revolver	11.02%	SOFR	575	3/15/2030	USD	6,420,455	1,528,415	1,473,216	[1,2,3,7]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(58,690)	(60,000)	[1,3,6]
AIS Holdco, LLC	First Lien Term Loan	11.33%	SOFR	600	5/21/2029	USD	32,000,000	31,370,371	31,360,000	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	10.59%	SOFR	525	9/30/2028	USD	24,642,636	24,396,210	24,642,636	[1,2,3]
Alera Group Holdings, Inc.	First Lien Term Loan	10.59%	SOFR	525	9/30/2028	USD	28,937,437	28,547,260	28,937,437	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	11.94%	SOFR	650	9/30/2028	USD	4,952,109	4,853,358	4,944,057	[1,2,3]
Alera Group Holdings, Inc.	First Lien Term Loan	11.94%	SOFR	650	9/30/2028	USD	2,468,750	2,430,378	2,464,736	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	10.59%	SOFR	525	10/2/2028	USD	1,635	1,582	1,635	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	11.09%	SOFR	575	9/30/2028	USD	244,583	242,331	244,583	[1,2,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.09%	SOFR	575	10/2/2028	USD	236,188	234,003	236,188	[1,2,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.09%	SOFR	575	9/30/2028	USD	19,577,174	2,809,745	2,993,234	[1,2,3,7]
Alera Group Holdings, Inc.	Delayed Draw	11.09%	SOFR	575	10/2/2028	USD	4,487,564	493,156	535,358	[1,2,3,7]
Allworth Financial Group, L.P.	Delayed Draw	10.34%	SOFR	500	12/23/2026	USD	1,133,670	1,107,458	1,119,499	[1,2,3,4]
Allworth Financial Group, L.P.	Delayed Draw	1.00%			12/23/2026	USD	3,691,071	(82,970)	(46,138)	[1,3,6]
Allworth Financial Group, L.P.	Delayed Draw	10.34%	SOFR	500	12/23/2026	USD	33,480,259	14,098,551	14,038,541	[1,2,3,7]
Allworth Financial Group, L.P.	Delayed Draw	10.84%	SOFR	550	12/23/2026	USD	1,671,429	1,634,406	1,650,536	[1,2,3]
Amba Buyer, Inc.	Delayed Draw	10.68%	SOFR	525	7/30/2027	USD	14,257,915	4,737,247	4,655,209	[1,2,3,7]
Amba Buyer, Inc.	First Lien Term Loan	10.68%	SOFR	525	7/30/2027	USD	12,225,271	12,103,018	12,090,793	[1,2,3]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	3,323,169	—	—	[1,3,6]
AmeriLife Holdings, LLC	First Lien Term Loan	10.34%	SOFR	500	8/31/2029	USD	19,390,909	19,082,353	19,390,909	[1,2,3]
AmeriLife Holdings, LLC	Delayed Draw	10.34%	SOFR	500	8/31/2029	USD	330,562	324,444	330,562	[1,2,3,4]
AmeriLife Holdings, LLC	Delayed Draw	10.34%	SOFR	500	8/31/2029	USD	28,236,156	25,504,413	26,048,915	[1,2,3,7]
AmeriLife Holdings, LLC	Delayed Draw	11.09%	SOFR	575	8/31/2029	USD	2,863,903	2,863,903	2,863,903	[1,2,3]
AmeriLife Holdings, LLC	First Lien Term Loan	11.09%	SOFR	575	8/31/2029	USD	6,206,621	6,206,621	6,206,621	[1,2,3]
Apus Bidco Limited	First Lien Term Loan	10.75%	SONIA	550	2/9/2028	GBP	10,791,367	14,560,030	13,272,658	[1,2,3,8]
AQ Sage Buyer, LLC	Delayed Draw	11.51%	SOFR	600	1/25/2027	USD	11,268,606	11,127,748	11,099,577	[1,2,3]
AQ Sage Buyer, LLC	First Lien Term Loan	11.51%	SOFR	600	1/25/2027	USD	13,280,480	13,160,080	13,081,273	[1,2,3]
AQ Sunshine, Inc.	Revolver	0.50%			4/15/2027	USD	2,083,333	(31,250)	(4,583)	[1,3,6]
AQ Sunshine, Inc.	Revolver	0.50%			4/15/2027	USD	147,772	(1,879)	(325)	[1,3,4,6]
AQ Sunshine, Inc.	First Lien Term Loan	11.73%	SOFR	625	4/15/2027	USD	1,975,929	1,958,683	1,971,582	[1,2,3,4]
AQ Sunshine, Inc.	Delayed Draw	11.73%	SOFR	625	4/15/2027	USD	3,534	3,504	3,526	[1,2,3,4]
AQ Sunshine, Inc.	Delayed Draw	11.73%	SOFR	625	4/15/2027	USD	22,508,033	22,027,972	22,427,815	[1,2,3,7]
Arax MidCo, LLC	Delayed Draw	1.00%			4/11/2029	USD	7,814,655	(153,525)	(156,293)	[1,3,4,6]
Arax MidCo, LLC	Revolver	0.50%			4/11/2029	USD	2,155,172	(41,565)	(43,103)	[1,3,4,6]
Arax MidCo, LLC	First Lien Term Loan	11.06%	SOFR	575	4/11/2029	USD	13,060,345	12,806,180	12,799,138	[1,2,3,4]
Arax MidCo, LLC	First Lien Term Loan	11.06%	SOFR	575	4/11/2029	USD	1,969,828	1,931,621	1,930,431	[1,2,3]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.16%	BBSW	475	2/15/2031	AUD	1,531,826	981,774	1,011,679	[1,2,3,4,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.39%	EURIBOR	475	2/15/2031	EUR	4,585,545	4,906,530	4,861,523	[1,2,3,4,8]
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	USD	3,104,914	(41,561)	(7,292)	[1,3,4,6]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.90%	SOFR	475	2/15/2031	USD	15,123,331	14,903,966	14,972,098	[1,2,3,4]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.90%	SOFR	475	2/15/2031	USD	64,283,462	63,282,769	63,640,628	[1,2,3]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.10%	BBSY	475	2/15/2031	AUD	3,235,127	2,087,524	2,136,609	[1,2,3,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.39%	EURIBOR	475	2/15/2031	EUR	20,300,666	21,829,684	21,522,445	[1,2,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	USD	11,724,948	(89,151)	(28,707)	[1,3,6]
Aretec Group, Inc.	First Lien Term Loan	9.34%	SOFR	400	8/9/2030	USD	15,976,671	15,968,928	15,968,903	[1,2,3,4]
Babylon Buyer, Inc.	Revolver	11.08%	SOFR	575	3/8/2030	USD	525,292	517,704	517,487	[1,2,3]
Babylon Buyer, Inc.	First Lien Term Loan	11.08%	SOFR	575	3/8/2030	USD	12,974,708	12,787,182	12,781,940	[1,2,3]
Baker Tilly Advisory Group, LP	Delayed Draw	1.00%			6/3/2031	USD	1,363,150	(20,336)	(20,447)	[1,3,6]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	1,024,648	(15,178)	(15,370)	[1,3,6]
Baker Tilly Advisory Group, LP	First Lien Term Loan	10.34%	SOFR	500	6/3/2031	USD	6,815,748	6,714,266	6,713,512	[1,2,3]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	—	—	[1,3,6]
Beacon Pointe Harmony LLC	First Lien Term Loan	10.84%	SOFR	550	12/29/2028	USD	6,053,460	5,936,941	5,932,391	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	10.84%	SOFR	550	12/29/2028	USD	3,158,528	2,993,878	2,991,678	[1,2,3,7]
Belmont Buyer, Inc.	Delayed Draw	11.73%	SOFR	650	6/21/2029	USD	2,521,483	2,176,068	2,228,589	[1,2,3,7]
Belmont Buyer, Inc.	Revolver	11.58%	SOFR	650	6/21/2029	USD	1,264,535	—	(9,484)	[1,2,3,7]
Belmont Buyer, Inc.	First Lien Term Loan	11.78%	SOFR	650	6/21/2029	USD	10,626,097	10,345,649	10,546,402	[1,2,3]
CC SAG Acquisition Corp.	Delayed Draw	10.59%	SOFR	525	6/29/2028	USD	5,176,256	4,195,182	4,182,214	[1,2,3,7]
CC SAG Acquisition Corp.	Revolver	0.50%			6/29/2027	USD	699,301	—	(10,490)	[1,3,6]
CC SAG Acquisition Corp.	First Lien Term Loan	10.59%	SOFR	525	6/29/2028	USD	18,573,057	18,294,461	18,294,461	[1,2,3]
Cerity Partners, LLC	Revolver	11.84%	SOFR	675	7/28/2029	USD	1,576,013	134,452	137,672	[1,2,3,7]
Cerity Partners, LLC	First Lien Term Loan	11.85%	SOFR	650	7/28/2029	USD	7,111,855	6,992,261	7,035,721	[1,2,3]
Cerity Partners, LLC	Delayed Draw	12.10%	SOFR	675	7/28/2029	USD	17,464,105	16,922,488	17,277,150	[1,2,3]
Cerity Partners, LLC	First Lien Term Loan	12.10%	SOFR	675	7/28/2029	USD	12,375,000	12,081,451	12,242,524	[1,2,3]
Cerity Partners, LLC	Delayed Draw	11.35%	SOFR	600	7/28/2029	USD	53,139	51,890	52,570	[1,2,3,4]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	19,259,055	(205,081)	(206,170)	[1,3,4,6]
Cerity Partners, LLC	Revolver	0.50%			7/28/2028	USD	2,201,035	(23,406)	(23,562)	[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	11.35%	SOFR	600	7/28/2029	USD	11,946,861	5,067,548	5,222,409	[1,2,3,7]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	9,912,179	(98,234)	(106,111)	[1,3,6]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(18,219)	[1,3,6]
CFGI Holdings, LLC	First Lien Term Loan	9.84%	SOFR	450	11/2/2027	USD	14,529,197	14,383,905	14,376,640	[1,2,3]
Cherry Bekaert Advisory LLC	Revolver	0.50%			6/30/2028	USD	2,373,418	—	(41,535)	[1,3,4,6]
Cherry Bekaert Advisory LLC	Delayed Draw	1.00%			6/30/2028	USD	2,812,500	(28,125)	(21,094)	[1,3,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	10.84%	SOFR	550	6/30/2028	USD	2,176,563	2,138,207	2,160,238	[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	1.00%			6/30/2028	USD	3,093,750	(30,937)	(23,203)	[1,3,4,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	10.84%	SOFR	550	6/30/2028	USD	2,394,219	2,351,738	2,376,262	[1,2,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.32%	SOFR	500	10/1/2027	USD	44,150,100	43,240,025	43,635,903	[1,2,3]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.32%	SOFR	500	10/1/2027	USD	12,616,823	12,249,152	12,436,320	[1,2,3]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.32%	SOFR	500	10/1/2027	USD	447,043	434,620	439,443	[1,2,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.32%	SOFR	500	10/1/2027	USD	1,509,630	1,475,238	1,483,967	[1,2,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.67%	SOFR	525	10/1/2027	USD	5,979,136	5,873,481	5,859,553	[1,2,3]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.68%	SOFR	525	10/1/2027	USD	12,744,412	12,512,942	12,587,835	[1,2,3]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.67%	SOFR	525	10/1/2027	USD	1,879,726	1,844,949	1,856,925	[1,2,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.67%	SOFR	525	10/1/2027	USD	1,262,419	1,239,850	1,237,171	[1,2,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	1.00%			10/1/2027	USD	36,062,945	(666,850)	(442,343)	[1,3,6]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,000)	(2,842)	[1,3,6]
Credit Connection, LLC	First Lien Term Loan	11.23%	SOFR	575	7/30/2026	USD	8,311,484	8,133,789	8,272,113	[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	10.27%	SOFR	495	1/25/2029	USD	7,423,496	7,489,568	7,497,731	[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	10.27%	SOFR	495	3/15/2031	USD	10,000,027	10,097,099	10,100,027	[1,2,3]
CX Institutional, LLC	First Lien Term Loan	11.09%	SOFR	575	6/18/2029	USD	1,346,000	1,312,524	1,312,350	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CX Institutional, LLC	Delayed Draw	1.00%			6/18/2029	USD	3,698,000	(92,127)	(92,450)	[1,3,6]
CX Institutional, LLC	First Lien Term Loan	12.08%	SOFR	675	6/18/2029	USD	5,844,000	5,698,645	5,697,900	[1,2,3]
DOXA Insurance Holdings, LLC	Revolver	0.50%			12/20/2029	USD	440,322	(8,045)	(8,806)	[1,3,4,6]
DOXA Insurance Holdings, LLC	First Lien Term Loan	10.84%	SOFR	550	12/20/2030	USD	2,763,312	2,710,830	2,708,046	[1,2,3,4]
DOXA Insurance Holdings, LLC	Delayed Draw	10.84%	SOFR	550	12/20/2030	USD	278,797	273,478	273,221	[1,2,3,4]
DOXA Insurance Holdings, LLC	Delayed Draw	10.84%	SOFR	550	12/20/2030	USD	2,345,921	1,765,770	1,763,884	[1,2,3,7]
Dreamstart BidCo	First Lien Term Loan	8.97%	EURIBOR	525	3/30/2027	EUR	627,356	758,788	671,831	[1,2,3,8]
EdgeCo Buyer, Inc.	Delayed Draw	10.18%	SOFR	475	6/1/2026	USD	9,985,075	5,509,396	5,680,075	[1,2,3,7]
EdgeCo Buyer, Inc.	First Lien Term Loan	10.18%	SOFR	475	6/1/2026	USD	2,450,000	2,430,731	2,450,000	[1,2,3]
Empower Payments Investor, LLC	First Lien Term Loan	10.48%	SOFR	525	3/12/2031	USD	28,718,227	28,158,938	28,143,863	[1,2,3,4]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	4,293,232	(84,129)	(85,865)	[1,3,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	1,993,798	(38,009)	(39,876)	[1,3,6]
Empower Payments Investor, LLC	First Lien Term Loan	10.48%	SOFR	525	3/12/2031	USD	30,338,842	29,749,610	29,732,065	[1,2,3]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	4,063,900	(79,664)	(81,278)	[1,3,4,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	2,501,761	(47,796)	(50,035)	[1,3,4,6]
EP Wealth Advisors, LLC	Delayed Draw	10.48%	SOFR	500	9/4/2026	USD	12,556,800	12,181,223	12,399,840	[1,2,3]
EP Wealth Advisors, LLC	First Lien Term Loan	10.48%	SOFR	500	9/4/2026	USD	5,332,500	5,231,846	5,265,844	[1,2,3]
EP Wealth Advisors, LLC	Delayed Draw	1.00%			6/18/2030	USD	6,500,000	(81,017)	(81,250)	[1,3,6]
EP Wealth Advisors, LLC	Delayed Draw	1.00%			6/18/2030	USD	883,311	(11,010)	(11,041)	[1,3,4,6]
EP Wealth Advisors, LLC	Revolver	10.34%	SOFR	575	9/4/2029	USD	600	593	592	[1,2,3,4]
EP Wealth Advisors, LLC	Revolver	10.45%	SOFR	575	9/4/2029	USD	140	138	138	[1,2,3]
EP Wealth Advisors, LLC	Revolver	0.50%			9/4/2029	USD	260	(3)	(3)	[1,3,6]
Exegy, Inc.	First Lien Term Loan	11.44%	SOFR	600	5/17/2026	USD	10,670,128	10,595,222	10,665,860	[1,2,3]
Foundation Risk Partners, Corp.	First Lien Term Loan	10.58%	SOFR	525	10/29/2028	USD	10,837,796	10,570,127	10,729,418	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	10.58%	SOFR	525	10/29/2028	USD	39,799,673	17,529,525	17,932,573	[1,2,3,7]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(5,497)	(3,600)	[1,3,4,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	10.58%	SOFR	525	10/29/2028	USD	5,949,957	5,858,087	5,890,457	[1,2,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	10.58%	SOFR	525	10/29/2028	USD	4,842,247	4,754,653	4,793,825	[1,2,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	2,199,738	(47,717)	(21,997)	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	939,824	(20,246)	(9,398)	[1,3,4,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	10.58%	SOFR	525	10/29/2030	USD	14,595,773	14,559,695	14,449,816	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	10.58%	SOFR	525	10/29/2030	USD	10,948,777	1,532,284	1,573,011	[1,2,3,7]
Foundation Risk Partners, Corp.	First Lien Term Loan	11.34%	SOFR	550	10/29/2030	USD	1,783,755	1,779,345	1,765,917	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	11,252,536	(111,572)	(112,525)	[1,3,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	8,925,451	(79,697)	(89,255)	[1,3,6]
Galway Borrower, LLC	Delayed Draw	10.68%	SOFR	525	9/30/2028	USD	261,395	259,788	261,395	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	10.68%	SOFR	525	9/30/2028	USD	47,557,707	46,950,453	47,557,707	[1,2,3]
Galway Borrower, LLC	Revolver	10.68%	SOFR	525	9/30/2028	USD	2,388,632	475,715	475,715	[1,2,3,7]
Galway Borrower, LLC	Revolver	0.50%			9/30/2028	USD	293,856	(2,939)	—	[1,3,6]
Galway Borrower, LLC	First Lien Term Loan	11.18%	SOFR	575	9/30/2028	USD	9,940,000	9,697,763	9,978,766	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	11.18%	SOFR	575	9/29/2028	USD	25,420	25,058	25,420	[1,2,3]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	83,551,329	(859,804)	(657,280)	[1,3,6]
Galway Borrower, LLC	Revolver	10.69%	SOFR	525	9/30/2028	USD	8,430,882	1,158,661	1,235,834	[1,2,3,7]
Galway Borrower, LLC	Delayed Draw	1.00%			9/29/2028	USD	3,996,448	(38,539)	(29,574)	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Galway Borrower, LLC	Revolver	10.68%	SOFR	525	9/29/2028	USD	69,119	68,477	69,119	[1,2,3,4]
Galway Borrower, LLC	Revolver	10.68%	SOFR	525	9/29/2028	USD	434,434	8,221	12,254	[1,3,7]
Galway Borrower, LLC	Revolver	10.69%	SOFR	525	9/30/2028	USD	550,621	75,579	75,579	[1,2,3,7]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	8,453,050	(35,763)	(61,787)	[1,3,4,6,8]
Gestion ABS Bidco, Inc.	Revolver	0.50%			3/1/2031	CAD	2,542,007	(10,110)	(18,581)	[1,3,4,6,8]
Gestion ABS Bidco, Inc.	First Lien Term Loan	10.05%	CDOR	525	3/1/2031	CAD	16,906,100	12,287,303	12,233,783	[1,2,3,4,8]
Guidehouse LLP	First Lien Term Loan	11.09%	SOFR	575	12/16/2030	USD	22,894,716	22,589,359	22,623,090	[1,2,3]
Helibron Midco B.V.	First Lien Term Loan	9.15%	EURIBOR	550	9/17/2026	EUR	322,466	388,173	324,607	[1,2,3,8]
Helibron Midco B.V.	First Lien Term Loan	9.15%	EURIBOR	550	9/18/2026	EUR	14,409,908	15,645,356	14,505,583	[1,2,3,8]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	10.74% PIK	EURIBOR	700	3/3/2027	EUR	27,954,560	28,475,349	29,936,346	[1,2,3,5,8]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.94%	SOFR	550	11/25/2028	USD	22,917,213	22,882,439	22,573,455	[1,2,3]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.94%	SOFR	550	11/25/2028	USD	107,437,266	106,813,325	105,825,707	[1,2,3]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.09%	SOFR	475	11/25/2028	USD	1,703,957	1,687,486	1,686,917	[1,2,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.94%	SOFR	550	11/25/2026	USD	9,732,482	9,597,698	9,586,494	[1,2,3]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.10%	SOFR	475	11/25/2028	USD	18,568,304	374,415	369,232	[1,2,3,7]
High Street Buyer	Delayed Draw	1.00%			4/16/2028	USD	4,009,153	(77,248)	(80,183)	[1,3,4,6]
HPS Financials	First Lien Term Loan	9.15%	EURIBOR	525	9/30/2026	EUR	3,570,450	4,159,840	3,767,942	[1,2,3,4,8]
HPS Financials	First Lien Term Loan	10.73%	SONIA	525	7/18/2025	GBP	4,517,888	5,798,630	5,629,354	[1,2,3,4,8]
HPS Financials	Delayed Draw	11.09%	SOFR	575	10/2/2028	USD	412,761	394,511	412,090	[1,2,3]
HPS Financials	First Lien Term Loan	11.94%	SOFR	650	10/2/2028	USD	205,729	198,059	205,395	[1,2,3]
HPS Financials	First Lien Term Loan	10.27%	SOFR	495	5/16/2029	USD	2,474,499	2,495,543	2,499,244	[1,2,3,4]
HPS Financials	First Lien Term Loan	11.97%	SOFR	650	10/1/2026	USD	4,125,000	3,886,608	3,953,340	[1,2,3,4]
HPS Financials	Delayed Draw	10.59%	SOFR	525	6/29/2028	USD	697,296	557,511	563,902	[1,2,3,4,7]
HPS Financials	First Lien Term Loan	10.59%	SOFR	525	6/28/2028	USD	2,499,794	2,459,511	2,462,297	[1,2,3,4]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	8.30%	SOFR	300	5/14/2031	USD	187,500,000	139,070,541	139,070,541	[1,2,3,7]
iM Global Partner	First Lien Term Loan	9.22%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,742,324	3,859,285	[1,2,3,8]
Inszone Mid, LLC	Delayed Draw	11.08%	SOFR	575	11/10/2029	USD	729,692	715,868	717,725	[1,2,3,4]
Inszone Mid, LLC	Revolver	0.50%			11/10/2029	USD	529,411	(9,545)	(8,682)	[1,3,4,6]
Inszone Mid, LLC	First Lien Term Loan	11.08%	SOFR	575	11/10/2029	USD	4,224,707	4,146,369	4,155,422	[1,2,3,4]
Inszone Mid, LLC	First Lien Term Loan	11.08%	SOFR	575	11/8/2028	USD	11,764,706	11,549,905	11,571,765	[1,2,3]
Inszone Mid, LLC	Delayed Draw	11.08%	SOFR	575	11/10/2029	USD	3,504,739	460,075	469,257	[1,2,3,7]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.37%	SOFR	602	8/27/2026	USD	15,829,588	15,439,397	15,750,440	[1,2,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.47%	SOFR	600	8/27/2026	USD	22,500	22,138	22,387	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.35%	SOFR	600	8/27/2025	USD	71,590,838	24,665,962	24,987,251	[1,2,3]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2025	USD	7,152,721	(86,342)	(18,073)	[1,3,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.35%	SOFR	600	8/27/2025	USD	2,756,945	2,726,543	2,749,979	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.35%	SOFR	600	8/27/2026	USD	39,604,704	22,397,768	22,513,092	[1,2,3,7]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2026	USD	2,962,963	(31,395)	(7,486)	[1,3,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.50%	SOFR	600	8/27/2026	USD	1,155,132	1,155,599	1,149,356	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.49%	SOFR	600	8/27/2026	USD	674,889	671,605	671,515	[1,2,3]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.48%	SOFR	600	8/27/2026	USD	1,981,229	1,971,587	1,971,323	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.36%	SOFR	600	8/27/2026	USD	3,228,542	3,212,824	3,212,399	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.14%	SOFR	600	8/27/2026	USD	2,322,829	2,311,538	2,311,215	[1,2,3]
J.S. Held Holdings LLC	Delayed Draw	11.03%	SOFR	550	7/1/2025	USD	20,234,520	20,022,362	20,022,362	[1,2,3,4,7]
J.S. Held Holdings LLC	First Lien Term Loan	11.03%	SOFR	550	7/1/2025	USD	53,556,364	53,556,364	53,556,364	[1,2,3,4]
Kensington Private Equity Fund	Delayed Draw	12.33% PIK	SOFR	700	3/28/2026	USD	6,800,000	2,618,000	2,828,708	[1,2,3,4,5,7]
Kensington Private Equity Fund	Second Lien Term Loan	12.33% PIK	SOFR	700	3/28/2026	USD	6,800,000	6,735,405	6,908,708	[1,2,3,4,5]
Keystone Agency Investors	Delayed Draw	10.98%	SOFR	550	5/3/2027	USD	24,281,546	23,895,548	24,259,693	[1,2,3]
Keystone Agency Investors	First Lien Term Loan	10.98%	SOFR	550	5/3/2027	USD	22,099,579	21,813,948	22,079,689	[1,2,3]
Keystone Agency Investors	Delayed Draw	10.94%	SOFR	550	5/3/2027	USD	23,696,426	767,458	1,183,242	[1,2,3,7]
Kriv Acquisition, Inc.	First Lien Term Loan	11.69%	SOFR	625	8/31/2027	USD	2,089,000	2,038,107	2,065,394	[1,2,3]
Kriv Acquisition, Inc.	Delayed Draw	1.00%			7/6/2029	USD	3,450,665	(51,760)	—	[1,3,4,6]
Kriv Acquisition, Inc.	Revolver	0.50%			7/6/2029	USD	2,760,532	(82,816)	—	[1,3,4,6]
Kriv Acquisition, Inc.	First Lien Term Loan	11.83%	SOFR	650	7/6/2029	USD	23,061,658	22,446,763	23,061,658	[1,2,3,4]
KWOR Acquisition, Inc.	Revolver	12.25%	PRIME	425	12/22/2027	USD	2,109,039	1,829,591	1,809,197	[1,2,3,7]
KWOR Acquisition, Inc.	Delayed Draw	10.75%	SOFR	525	12/22/2028	USD	4,150,227	3,884,129	4,087,973	[1,2,3,4]
KWOR Acquisition, Inc.	First Lien Term Loan	10.75%	SOFR	525	12/22/2028	USD	23,595,467	23,320,821	23,241,535	[1,2,3]
KWOR Acquisition, Inc.	Revolver	11.60%	SOFR	625	12/22/2027	USD	1,219,512	1,061,868	1,054,878	[1,2,3,7]
Lido Advisors, LLC	Delayed Draw	10.83%	SOFR	550	6/15/2027	USD	13,385,428	4,714,825	4,909,964	[1,2,3,4,7]
Mclarens Midco, Inc.	Revolver	0.50%			12/19/2025	USD	3,485,026	—	(17,425)	[1,3,4,6]
Mclarens Midco, Inc.	Delayed Draw	1.00%			12/19/2025	USD	990,986	(17,378)	(4,955)	[1,3,6]
Mclarens Midco, Inc.	Delayed Draw	10.84%	SOFR	550	12/19/2025	USD	24,889	24,462	24,764	[1,2,3,4]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	7,836,737	(79,053)	25,861	[1,3,6]
More Cowbell II LLC	Revolver	11.27%	SOFR	600	9/1/2029	USD	7,250,296	3,123,205	3,123,204	[1,2,3,7]
More Cowbell II LLC	Revolver	11.33%	SOFR	600	9/1/2029	USD	2,831,010	1,219,512	1,219,512	[1,2,3,7]
More Cowbell II LLC	First Lien Term Loan	11.09%	SOFR	600	9/1/2030	USD	71,761,394	70,428,275	71,998,206	[1,2,3]
Oakbridge Insurance Agency LLC	First Lien Term Loan	10.83%	SOFR	550	11/1/2029	USD	12,144,096	11,919,259	12,113,736	[1,2,3,4]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	5,895,192	(111,953)	(14,738)	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	0.50%			11/1/2029	USD	1,580,991	(28,427)	(3,952)	[1,3,4,6]
Obra Capital, Inc.	Revolver	0.50%			12/21/2028	USD	612,245	(18,254)	(18,367)	[1,3,6]
Obra Capital, Inc.	First Lien Term Loan	12.95%	SOFR	750	6/21/2029	USD	29,387,755	28,510,951	28,506,123	[1,2,3]
Paisley Bidco Limited	Delayed Draw	9.37%	EURIBOR	550	3/1/2028	EUR	389,832	388,675	390,333	[1,2,3,8]
Paisley Bidco Limited	First Lien Term Loan	9.37%	EURIBOR	550	3/1/2028	EUR	1,073,305	1,052,756	1,056,294	[1,2,3,8]
Paisley Bidco Limited	Delayed Draw	11.31%	SONIA	600	3/1/2028	GBP	455,808	532,345	538,718	[1,2,3,8]
Paisley Bidco Limited	First Lien Term Loan	11.31%	SONIA	600	3/1/2028	GBP	6,237,918	7,285,363	7,372,587	[1,2,3,8]
Pathstone Family Office, LLC	Delayed Draw	10.44%	SOFR	500	5/15/2029	USD	4,747,599	4,569,564	4,687,304	[1,2,3,4]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	2,497,372	(15,779)	(31,717)	[1,3,4,6]
Pathstone Family Office, LLC	Revolver	10.43%	SOFR	500	5/15/2028	USD	327,779	39,333	35,171	[1,2,3,4,7]
Pathstone Family Office, LLC	First Lien Term Loan	10.44%	SOFR	500	5/15/2029	USD	35,023,665	33,859,194	34,578,864	[1,2,3,4]
Pathstone Family Office, LLC	Delayed Draw	1.00%			5/15/2029	USD	845,033	(10,729)	(10,732)	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	10.34%	SOFR	500	5/15/2029	USD	89,053	87,923	87,922	[1,2,3,4]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	(26,604)	(33,255)	[1,3,6]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	10.98%	SOFR	550	10/14/2028	USD	21,966,194	21,469,993	21,691,617	[1,2,3]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.23%	SOFR	575	10/14/2028	USD	34,834,953	34,503,559	34,486,604	[1,2,3]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.09%	SOFR	575	10/14/2028	USD	50,000,000	14,613,043	14,800,000	[1,2,3,7]
PCS Midco, Inc.	Delayed Draw	11.10%	SOFR	575	3/1/2030	USD	79,938	78,401	79,058	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PCS Midco, Inc.	Delayed Draw	1.00%			3/1/2030	USD	674,190	(13,113)	(7,416)	[1,3,6]
PCS Midco, Inc.	Revolver	11.10%	SOFR	575	3/1/2030	USD	8,203	8,045	8,038	[1,2,3,4]
PCS Midco, Inc.	First Lien Term Loan	11.10%	SOFR	575	3/1/2030	USD	2,262,384	2,218,867	2,217,136	[1,2,3,4]
PCS Midco, Inc.	Revolver	11.09%	SOFR	575	3/1/2030	USD	155,848	17,558	17,389	[1,2,3,7]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	10.84%	SOFR	550	11/1/2028	USD	52,683,973	52,157,245	52,157,133	[1,2,3]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	10.84%	SOFR	550	11/1/2028	USD	21,053,571	20,843,036	20,843,036	[1,2,3]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	10.83%	SOFR	611	4/23/2031	USD	9,397,040	1,460,143	1,458,890	[1,2,3,7]
Petra Borrower, LLC	Delayed Draw	1.00%			11/15/2030	USD	6,250,000	(119,597)	(121,250)	[1,3,6]
Petra Borrower, LLC	First Lien Term Loan	11.09%	SOFR	575	11/15/2030	USD	16,250,000	15,944,301	15,934,750	[1,2,3]
Petra Borrower, LLC	Revolver	11.09%	SOFR	575	11/15/2029	USD	2,500,000	1,204,831	1,201,500	[1,2,3,7]
Petrus Buyer, Inc.	Delayed Draw	1.00%			10/17/2029	USD	5,494,505	(82,418)	(98,352)	[1,3,6]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(34,423)	[1,3,6]
Petrus Buyer, Inc.	First Lien Term Loan	10.54%	SOFR	525	10/17/2029	USD	17,450,549	17,013,785	17,138,185	[1,2,3]
Premium Group B1	First Lien Term Loan	10.22%	EURIBOR	650	12/5/2030	EUR	21,125,461	22,213,904	22,261,141	[1,2,3,8]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(76,906)	(66,387)	[1,3,6,8]
Project Accelerate Parent, LLC	Revolver	0.50%			2/24/2031	USD	6,250,000	(59,639)	(15,000)	[1,3,6]
Project Accelerate Parent, LLC	First Lien Term Loan	10.54%	SOFR	525	2/24/2031	USD	43,750,000	43,325,580	43,645,000	[1,2,3]
Project Accelerate Parent, LLC	First Lien Term Loan	10.54%	SOFR	525	2/24/2031	USD	24,887,000	24,645,249	24,827,271	[1,2,3,4]
R&T Acquisitions, LLC	Delayed Draw	1.00%			8/31/2030	USD	5,770,569	(86,559)	(43,279)	[1,3,4,6]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(17,312)	[1,3,4,6]
R&T Acquisitions, LLC	First Lien Term Loan	11.10%	SOFR	575	8/31/2030	USD	15,349,714	14,924,037	15,234,591	[1,2,3,4]
Retail Services Corporation	First Lien Term Loan	13.83%	SOFR	835	5/20/2025	USD	15,185,066	15,072,455	15,065,407	[1,2,3]
RFS Opco LLC	First Lien Term Loan	10.33%	SOFR	500	4/4/2031	USD	3,694,085	3,657,764	3,657,144	[1,2,3]
Riser Topco VII, LLC	First Lien Term Loan	11.20%	SOFR	600	10/31/2029	GBP	343,389	412,099	425,384	[1,2,3,4,8]
Riser Topco VII, LLC	Delayed Draw	1.00%			10/31/2029	USD	1,249,001	(23,675)	(24,980)	[1,3,4,6]
Riser Topco VII, LLC	Revolver	0.50%			10/31/2029	USD	384,432	(6,878)	(7,689)	[1,3,4,6]
Riser Topco VII, LLC	First Lien Term Loan	11.33%	SOFR	600	10/31/2029	USD	3,054,030	2,997,630	2,992,949	[1,2,3,4]
Riser Topco VII, LLC	Delayed Draw	10.34%	SOFR	500	6/4/2030	USD	280,741	277,960	277,934	[1,2,3,4]
Riser Topco VII, LLC	Delayed Draw	1.00%			6/4/2030	USD	1,624,288	(16,167)	(16,243)	[1,3,6]
RSC Acquisition, Inc.	Revolver	0.50%			11/1/2029	USD	8,690,548	(32,590)	(227,692)	[1,3,4,6]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	10.95%	SOFR	565	11/1/2026	USD	1,436,289	1,401,312	1,398,658	[1,2,3,4]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	11.00%	SOFR	565	11/1/2026	USD	55,269	53,923	53,821	[1,2,3,4]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	10.95%	SOFR	565	11/1/2026	USD	155,903	152,107	151,819	[1,2,3]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	11.00%	SOFR	565	11/1/2026	USD	22,682	22,130	22,088	[1,2,3]
SG Acquisition, Inc.	First Lien Term Loan	10.32%	SOFR	500	1/27/2027	USD	10,607,979	10,423,821	10,501,899	[1,2,3]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	277,946	—	—	[1,3,4,6]
SG Acquisition, Inc.	First Lien Term Loan	10.32%	SOFR	500	4/3/2030	USD	51,448,222	50,948,539	50,933,740	[1,2,3,4]
Shelby Holdings	Delayed Draw	10.59%	SOFR	525	6/29/2028	USD	6,544,319	203,549	202,313	[1,2,3,7]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(3,903)	(3,767)	[1,3,6,8]
SIB Corp.	First Lien Term Loan	10.28%	CDOR	525	4/24/2028	CAD	13,078,622	9,385,019	9,392,403	[1,2,3,8]
SIB Corp.	Delayed Draw	10.28%	CDOR	525	4/24/2028	CAD	6,043,875	1,671,512	1,670,995	[1,2,3,7,8]
Simplicity Financial Marketing Holdings, Inc.	Revolver	0.50%			12/2/2026	USD	1,388,467	(24,101)	(31,241)	[1,3,6]
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	11.34%	SOFR	600	12/2/2026	USD	28,604,380	2,322,052	2,210,402	[1,2,3,7]
Spirit RR Holdings, Inc.	Revolver	10.45%	SOFR	500	9/13/2028	USD	162,661	37,954	37,215	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Spirit RR Holdings, Inc.	First Lien Term Loan	10.43%	SOFR	500	9/13/2028	USD	1,954,284	1,936,949	1,945,399	[1,2,3]
Steward Partners Global Advisory, LLC	First Lien Term Loan	10.97%	SOFR	550	10/14/2028	USD	797,301	782,696	781,355	[1,2,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	11.05%	SOFR	550	10/14/2028	USD	49,290	48,377	48,304	[1,2,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	11.05%	SOFR	550	10/14/2028	USD	1,149,658	112,801	111,555	[1,2,3,7]
The Ultimus Group Midco, LLC	Revolver	0.50%			12/22/2029	USD	1,082,995	(10,240)	(10,830)	[1,3,4,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	10.93%	SOFR	550	3/7/2031	USD	38,462,703	38,088,318	38,078,076	[1,2,3,4]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	5,723,617	(56,121)	(57,236)	[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(33,657)	(35,157)	[1,3,4,6]
THG Acquisition, LLC	Delayed Draw	10.94%	SOFR	550	12/2/2026	USD	14,138,198	12,837,810	13,038,440	[1,2,3,7]
THG Acquisition, LLC	Revolver	11.19%	SOFR	575	12/2/2025	USD	743,884	257,053	264,492	[1,2,3,7]
Turbo Buyer, Inc.	First Lien Term Loan	11.48%	SOFR	600	12/2/2025	USD	4,141,086	4,106,414	4,081,454	[1,2,3]
Turbo Buyer, Inc.	Delayed Draw	11.48%	SOFR	600	12/2/2025	USD	5,812,451	5,672,222	5,728,751	[1,2,3]
Vale Insurance Services LLC	Revolver	0.50%			12/1/2027	USD	2,419,355	—	(21,774)	[1,3,6]
Vale Insurance Services LLC	First Lien Term Loan	10.48%	SOFR	500	12/1/2027	USD	22,072,581	21,851,855	21,873,927	[1,2,3]
Waverly Advisors, LLC	Delayed Draw	10.93%	SOFR	550	3/29/2026	USD	277,891	273,855	273,723	[1,2,3,4]
Waverly Advisors, LLC	Delayed Draw	10.93%	SOFR	550	3/29/2026	USD	1,859,735	82,859	81,123	[1,2,3,7]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/4/2027	USD	964,315	(55,407)	(6,943)	[1,3,4,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	18,967,500	18,453,424	21,964,365	[1,3,5]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	4,675,676	(41,838)	(33,665)	[1,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	10.85%	SOFR	550	10/4/2027	USD	452,230	445,905	448,974	[1,2,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	10.85%	SOFR	550	10/2/2027	USD	106,322,644	59,369,580	59,384,418	[1,2,3,7]
Wealth Enhancement Group, LLC	Delayed Draw	10.85%	SOFR	550	10/4/2027	USD	8,723,446	877,340	938,651	[1,2,3,7]
World Insurance Associates, LLC	Delayed Draw	11.33%	SOFR	600	4/3/2028	USD	32,153,023	31,548,697	31,509,962	[1,2,3]
World Insurance Associates, LLC	First Lien Term Loan	12.08%	SOFR	675	4/3/2028	USD	9,507,306	9,288,807	9,483,538	[1,2,3,4]
World Insurance Associates, LLC	Delayed Draw	1.00%			4/3/2028	USD	50,000,000	(929,251)	(1,000,000)	[1,3,6]
World Insurance Associates, LLC	First Lien Term Loan	11.33%	SOFR	600	4/3/2028	USD	57,235,500	56,216,869	56,090,790	[1,2,3]
World Insurance Associates, LLC	Delayed Draw	1.00%			4/3/2028	USD	5,291,186	(52,912)	(105,824)	[1,3,4,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2028	USD	123,126	(2,463)	(2,463)	[1,3,4,6]
								2,470,671,604	2,484,017,844
Health Care — 12.7%
123Dentist, Inc.	Delayed Draw	1.00%			8/10/2029	CAD	1,345,956	48,440	—	[1,3,6,8]
123Dentist, Inc.	First Lien Term Loan	10.27%	CDOR	550	8/10/2029	CAD	38,309,847	28,920,036	28,002,227	[1,2,3,8]
AAH Topco, LLC	Delayed Draw	10.93%	SOFR	550	12/22/2027	USD	3,932,851	3,874,303	3,854,194	[1,2,3]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(8,475)	[1,3,6]
AAH Topco, LLC	First Lien Term Loan	10.94%	SOFR	550	12/22/2027	USD	4,025,762	3,985,505	3,945,247	[1,2,3]
AAH Topco, LLC	Delayed Draw	1.00%			12/22/2027	USD	16,338,902	(301,094)	(40,847)	[1,3,6]
AAH Topco, LLC	Delayed Draw	11.44%	SOFR	600	12/22/2027	USD	12,076,579	11,858,187	12,046,388	[1,2,3]
AB Centers Acquisition Corporation	Delayed Draw	11.44%	SOFR	600	9/6/2028	USD	7,074,987	5,184,484	5,353,082	[1,2,3,4,7]
AB Centers Acquisition Corporation	Revolver	0.50%			9/6/2028	USD	1,420,181	—	(3,550)	[1,3,4,6]
AB Centers Acquisition Corporation	First Lien Term Loan	11.44%	SOFR	600	9/6/2028	USD	1,761,912	1,716,600	1,757,507	[1,2,3,4]
Acclaim Midco, LLC	Delayed Draw	1.00%			6/13/2029	USD	3,589,744	(53,846)	71,795	[1,3,6]
Acclaim Midco, LLC	Revolver	0.50%			6/13/2029	USD	1,435,897	(43,077)	22,831	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Acclaim Midco, LLC	First Lien Term Loan	11.33%	SOFR	600	6/13/2029	USD	8,907,051	8,661,753	9,048,673	[1,2,3]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	11.08%	SOFR	575	12/17/2029	USD	1,759,094	1,725,784	1,759,094	[1,2,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(36,256)	(36,970)	[1,3,6]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	10.83%	SOFR	550	12/17/2029	USD	860,448	847,903	847,541	[1,2,3]
ACI Group Holdings, Inc.	First Lien Term Loan	10.94%	SOFR	550	8/2/2028	USD	10,012,208	9,877,709	10,086,298	[1,2,3]
ACI Group Holdings, Inc.	Delayed Draw	10.94%	SOFR	550	8/2/2028	USD	4,961,367	3,559,544	3,665,276	[1,2,3,7]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	11.61%	SOFR	625	5/7/2027	USD	2,358,408	2,238,541	2,350,625	[1,2,3]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	11.66%	SOFR	625	5/7/2027	USD	10,801,983	10,678,346	10,706,926	[1,2,3]
ADMA Biologics, Inc.	Revolver	9.08%	SOFR	375	12/18/2027	USD	1,000	989	988	[1,2,3,4]
ADMA Biologics, Inc.	First Lien Term Loan	11.84%	SOFR	650	12/18/2027	USD	1,981,533	1,959,431	1,956,764	[1,2,3,4]
Advantage HCS LLC	First Lien Term Loan	11.57%	SOFR	525	11/8/2029	USD	28,428,750	27,639,365	27,988,104	[1,2,3]
Advantage HCS LLC	Revolver	13.75% PIK	SOFR	525	11/8/2029	USD	7,500,000	2,798,698	2,883,750	[1,2,3,5,7]
Advocate RCM Acquisitions	Revolver	0.50%			12/22/2026	USD	521,000	(7,544)	(9,118)	[1,3,6]
Advocate RCM Acquisitions	First Lien Term Loan	11.94%	SOFR	650	12/22/2026	USD	4,059,000	3,998,369	3,987,968	[1,2,3]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	10.18%	SOFR	475	12/17/2027	USD	11,040,830	10,950,800	9,715,931	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	14.60% 2.75% PIK	SOFR	625	7/1/2024	USD	28,958,386	28,873,386	27,959,322	[1,2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.24%	SOFR	650	8/16/2024	USD	19,209,323	19,040,459	19,193,956	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.85% PIK	SOFR	625	3/5/2026	USD	6,904,635	6,863,662	1,090,523	[1,2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.34%	SOFR	575	5/27/2026	USD	13,607,572	13,465,349	13,558,584	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	12.09%	SOFR	650	5/16/2024	USD	1,999,814	1,352,746	1,381,472	[1,2,3,4,7]
AG-Twin Brook Healthcare	First Lien Term Loan	10.53%	CDOR	575	7/23/2026	CAD	23,975,000	18,852,133	17,363,080	[1,2,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.46%	SOFR	600	6/10/2026	USD	9,751,214	9,646,633	9,541,562	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.19%	SOFR	550	9/22/2026	USD	24,375,000	24,180,982	24,123,937	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	10.96%	SOFR	550	8/20/2027	USD	11,053,695	10,862,877	10,975,213	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.46%	SOFR	600	12/14/2026	USD	19,500,000	19,332,813	19,363,500	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.60%	SOFR	600	12/31/2026	USD	14,662,500	14,516,027	14,466,022	[1,2,3,4]
AG-Twin Brook Healthcare	Delayed Draw	12.84% 3.00% PIK	SOFR	425	10/2/2025	USD	7,520,432	7,426,988	7,454,253	[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.85% 3.00% PIK	SOFR	425	10/2/2025	USD	12,091,753	12,061,851	11,985,346	[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.59%	SOFR	600	9/25/2026	USD	19,551,012	19,253,812	19,259,702	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	13.60% 4.00% PIK	SOFR	400	2/23/2027	USD	15,192,243	14,935,939	14,595,188	[1,2,3,5]
AG-Twin Brook Healthcare	Delayed Draw	11.60%	SOFR	600	10/29/2026	USD	19,671,471	19,351,810	19,475,014	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.71%	SOFR	625	7/3/2025	USD	1,659,699	1,654,127	1,650,073	[1,2,3,4]
AG-Twin Brook Healthcare	Delayed Draw	10.73%	SOFR	525	8/24/2025	USD	49,980,000	3,358,125	3,370,244	[1,2,3,7]
AHR Intermediate, Inc.	Delayed Draw	10.73%	SOFR	525	7/29/2024	USD	10,428,075	10,349,864	10,300,852	[1,2,3]
AHR Intermediate, Inc.	First Lien Term Loan	10.73%	SOFR	525	7/29/2027	USD	24,071,250	23,865,577	23,901,829	[1,2,3]
Alcami Corporation	Delayed Draw	12.49%	SOFR	700	12/21/2028	USD	1,908,023	1,597,016	1,668,567	[1,2,3,7]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	(106,849)	7,632	[1,3,6]
Alcami Corporation	First Lien Term Loan	12.49%	SOFR	700	12/21/2028	USD	22,610,078	21,961,698	22,666,603	[1,2,3]
Alcresta Therapeutic	Revolver	0.50%			3/12/2030	USD	360,750	(7,138)	(8,488)	[1,3,6]
Alcresta Therapeutic	First Lien Term Loan	11.10%	SOFR	575	3/12/2030	USD	3,576,000	3,512,039	3,491,859	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Alcresta Therapeutic	Delayed Draw	1.00%			3/12/2030	USD	3,667,500	(77,757)	(86,294)	[1,3,6]
Alcresta Therapeutic	Revolver	0.50%			3/12/2029	USD	360,750	(7,987)	(8,488)	[1,3,6]
Alegeus Technologies Holding Corp.	First Lien Term Loan	13.67%	SOFR	825	9/5/2026	USD	34,813,060	34,531,696	34,769,543	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	7,731,959	(57,990)	—	[1,3,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.59%	SOFR	525	10/31/2030	USD	42,268,041	41,591,753	42,268,041	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	1,353,093	(19,443)	—	[1,3,4,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.59%	SOFR	525	10/31/2030	USD	7,396,907	7,292,465	7,396,907	[1,2,3,4]
American Family Care	Delayed Draw	1.00%			2/28/2026	USD	795,000	(24,772)	(26,474)	[1,3,6]
American Family Care	Revolver	11.43%	SOFR	600	2/28/2029	USD	318,482	29,875	29,205	[1,2,3,7]
American Family Care	First Lien Term Loan	11.43%	SOFR	600	2/28/2029	USD	2,113,977	2,047,023	2,043,582	[1,2,3]
American Renal Associates Holdings, Inc.	First Lien Term Loan	11.61%	SOFR	625	1/29/2027	USD	11,700,000	11,560,614	11,164,919	[1,2,3,4]
Arrow Management Acquisition	Delayed Draw	1.00%			10/14/2027	USD	20,000,000	(372,963)	(276,000)	[1,3,4,6]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	5,669,194	(136,555)	(141,730)	[1,3,4,6]
Artivion, Inc.	Revolver	9.28%	SOFR	400	1/18/2030	USD	833	814	813	[1,2,3,4]
Artivion, Inc.	Revolver	0.50%			1/18/2030	USD	833	(19)	(21)	[1,3,6]
Artivion, Inc.	First Lien Term Loan	11.78%	SOFR	650	1/18/2030	USD	10,771,507	10,516,006	10,502,219	[1,2,3,4]
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	1.00%			5/3/2029	USD	2,703,000	(52,381)	(54,060)	[1,3,6]
Ascend Plastic Surgery Partners MSO, LLC	Revolver	0.50%			5/3/2029	USD	548,500	(10,625)	(10,970)	[1,3,6]
Ascend Plastic Surgery Partners MSO, LLC	First Lien Term Loan	10.33%	SOFR	500	5/3/2029	USD	901,000	883,416	882,980	[1,2,3]
Avalign Holdings, Inc.	Revolver	0.50%			12/20/2028	USD	2,182,258	(40,645)	(43,645)	[1,3,4,6]
Avalign Holdings, Inc.	First Lien Term Loan	12.60% 3.63% PIK	SOFR	363	12/20/2028	USD	16,362,817	16,051,998	16,035,561	[1,2,3,4,5]
AWC-MH Acquisition LLC	First Lien Term Loan	15.94% 5.50% PIK	SOFR	500	12/31/2024	USD	9,292,654	9,063,585	7,056,610	[1,2,3,5,7]
AXPM Dental Management, LLC	First Lien Term Loan	10.59%	SOFR	525	12/28/2027	USD	19,041,759	18,839,650	18,839,005	[1,2,3]
AXPM Dental Management, LLC	Delayed Draw	1.00%			12/28/2027	USD	8,243,186	(104,367)	(104,770)	[1,3,6]
AXPM Dental Management, LLC	Revolver	0.50%			12/28/2027	USD	3,131,476	(39,647)	(39,801)	[1,3,6]
Bamboo US Bidco LLC	First Lien Term Loan	12.08%	SOFR	675	9/29/2030	USD	4,596,955	4,393,239	4,381,604	[1,2,3,4,7]
Bamboo US Bidco LLC	First Lien Term Loan	12.08% 3.38% PIK	SOFR	338	9/29/2030	USD	12,501,217	12,156,755	12,126,181	[1,2,3,4,5]
Bamboo US BidCo LLC	Delayed Draw	12.08% 3.38% PIK	SOFR	338	9/29/2030	USD	1,544,069	266,881	271,194	[1,2,3,5,7]
Bamboo US BidCo LLC	First Lien Term Loan	10.62% 3.38% PIK	EURIBOR	338	9/29/2030	EUR	6,196,579	6,367,125	6,436,798	[1,2,3,5,8]
Bamboo US BidCo LLC	First Lien Term Loan	12.08% 3.38% PIK	SOFR	338	9/29/2030	USD	13,771,489	13,393,200	13,358,344	[1,2,3,5]
Bamboo US BidCo LLC	Revolver	0.50%			9/29/2029	USD	943,890	(28,317)	(28,317)	[1,3,4,6]
Bamboo US BidCo LLC	First Lien Term Loan	10.62% 3.38% PIK	EURIBOR	338	9/29/2030	EUR	2,858,731	2,886,756	2,917,936	[1,2,3,4,5,7,8]
Bamboo US BidCo LLC	Delayed Draw	12.08% 3.38% PIK	SOFR	338	9/29/2030	USD	2,635,139	454,760	462,080	[1,2,3,4,5,7]
Bausch Receivables Funding LP	Revolver	11.99%	SOFR	665	1/28/2028	USD	12,000,000	6,820,000	6,913,600	[1,2,3,4,7]
Benefit Plan Administrators of Eau Claire, LLC	First Lien Term Loan	10.83%	SOFR	550	6/7/2026	USD	5,947,200	5,904,985	5,887,728	[1,2,3]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	—	(20,833)	[1,3,6]
Biocare Medical LLC	First Lien Term Loan	10.20%	SOFR	475	12/9/2027	USD	21,486,465	21,271,600	21,325,316	[1,2,3]
Bond Pharmacy, Inc.	First Lien Term Loan	11.69%	SOFR	625	3/31/2026	USD	6,455,945	6,379,607	6,383,008	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bridges Consumer Healthcare	First Lien Term Loan	11.62%	SOFR	619	1/20/2027	USD	11,881,002	11,762,192	11,702,787	[1,2,3,4]
Bridges Consumer Healthcare	First Lien Term Loan	11.93%	SOFR	650	1/20/2027	USD	1,148,400	1,122,738	1,139,787	[1,2,3,4]
Cardiology Management Holdings, LLC	First Lien Term Loan	11.58%	SOFR	625	1/31/2029	USD	1,813,051	1,771,955	1,803,986	[1,2,3,4]
CNSI Holdings LLC	Revolver	10.83%	SOFR	550	12/17/2029	USD	1,735,776	595,769	587,271	[1,2,3,7]
CNSI Holdings LLC	First Lien Term Loan	10.83%	SOFR	550	12/17/2029	USD	18,081,581	17,362,254	17,810,358	[1,2,3]
Color Intermediate, LLC	First Lien Term Loan	10.93%	SOFR	550	10/4/2029	USD	40,590,000	39,921,294	40,995,900	[1,2,3]
Community Medical Acquisition Corp.	Revolver	10.23%	SOFR	475	12/15/2027	USD	3,683,963	2,922,795	2,867,845	[1,2,3,7]
Community Medical Acquisition Corp.	First Lien Term Loan	10.25%	SOFR	475	12/15/2027	USD	25,644,402	25,249,984	24,939,181	[1,2,3]
Confluent Health, LLC	First Lien Term Loan	12.84%	SOFR	750	11/30/2028	USD	16,971,570	15,952,902	16,372,474	[1,2,3]
Connect America.com, LLC	Revolver	12.51%	SOFR	700	6/30/2026	USD	679,061	665,184	673,424	[1,2,3,7]
Connect America.com, LLC	First Lien Term Loan	12.51%	SOFR	700	6/30/2026	USD	7,210,819	7,138,705	7,174,765	[1,2,3]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	5,095,541	(75,139)	(76,433)	[1,3,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	1,910,828	(27,679)	(28,662)	[1,3,6]
Continental Buyer, Inc.	First Lien Term Loan	10.58%	SOFR	525	4/2/2031	USD	12,993,631	12,803,263	12,798,726	[1,2,3]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	12,738,854	(188,680)	(191,083)	[1,3,4,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	4,777,070	(69,835)	(71,656)	[1,3,4,6]
Continental Buyer, Inc.	First Lien Term Loan	10.58%	SOFR	525	4/2/2031	USD	32,484,076	32,005,286	31,996,815	[1,2,3,4]
CORA Health Holdings Corp.	Delayed Draw	11.25%	ARR CSA	575	6/15/2027	USD	228,498	199,940	211,361	[1,2,3]
CORA Health Holdings Corp.	Revolver	11.25%	ARR CSA	575	6/15/2027	USD	769,231	211,507	153,846	[1,2,3,7]
CORA Health Holdings Corp.	First Lien Term Loan	11.25% PIK	ARR CSA	575	6/15/2027	USD	13,637,695	13,503,192	12,614,868	[1,2,3,5]
CORDENTAL Group Management, LLC	Revolver	0.50%			5/31/2026	USD	359,500	(5,175)	(6,427)	[1,3,6]
CORDENTAL Group Management, LLC	First Lien Term Loan	11.46%	SOFR	600	5/31/2026	USD	1,878,078	1,850,288	1,844,500	[1,2,3]
CORDENTAL Group Management, LLC	Delayed Draw	11.46%	SOFR	600	5/31/2026	USD	1,215,000	223,050	218,847	[1,2,3,7]
CPC/Cirtec Holdings, Inc.	Revolver	11.58%	ARR	625	10/31/2028	USD	1,033,592	641,975	671,835	[1,2,3,7]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	11.59%	ARR	625	1/30/2029	USD	8,899,160	8,623,536	8,899,160	[1,2,3]
CPF Dental, LLC	Delayed Draw	14.85% 4.25% PIK	SOFR	500	8/30/2024	USD	14,549,780	12,302,478	12,522,055	[1,2,3,4,5]
CPF Dental, LLC	First Lien Term Loan	14.86% 4.25% PIK	SOFR	500	8/30/2024	USD	5,436,039	5,366,442	5,318,420	[1,2,3,4,5,7]
Crossroads Holding, LLC	First Lien Term Loan	12.71% 2.00% PIK	SOFR	525	12/23/2027	USD	14,005,502	13,902,861	11,344,457	[1,2,3,4,5]
Curia Receivables II SPV, LLC	Revolver	11.59%	SOFR	625	1/29/2029	USD	6,250,000	4,550,000	4,550,000	[1,2,3,7]
D4C Dental Brands Holdco, Inc.	Revolver	11.99%	SOFR	650	12/30/2025	USD	714,286	714,286	707,143	[1,2,3]
D4C Dental Brands Holdco, Inc.	First Lien Term Loan	11.98%	SOFR	650	12/30/2026	USD	6,392,411	6,326,477	6,328,487	[1,2,3]
D4C Dental Brands Holdco, Inc.	Delayed Draw	12.00%	SOFR	650	12/30/2026	USD	4,500,578	4,408,532	4,455,572	[1,2,3]
DCA Investment Holding, LLC	Delayed Draw	11.74%	SOFR	641	4/3/2028	USD	3,895,390	3,840,227	3,895,390	[1,2,3,4]
DCA Investment Holding, LLC	First Lien Term Loan	11.74%	SOFR	641	4/3/2028	USD	15,614,354	15,477,357	15,614,354	[1,2,3,4]
Deca Dental Holdings, LLC	Delayed Draw	10.93%	SOFR	550	8/26/2028	USD	1,444,444	1,383,056	1,422,489	[1,2,3]
Deca Dental Holdings, LLC	Revolver	10.93%	SOFR	550	8/26/2027	USD	1,111,111	1,110,349	1,094,222	[1,2,3]
Deca Dental Holdings, LLC	First Lien Term Loan	10.93%	SOFR	550	8/26/2028	USD	13,722,222	13,088,210	13,513,644	[1,2,3]
Dentive Capital, LLC	Delayed Draw	12.10%	SOFR	675	12/23/2028	USD	9,548,988	876,919	873,732	[1,2,3,7]
Dermatopathology Laboratory Of Central States, LLC	First Lien Term Loan	11.19%	SOFR	575	6/1/2028	USD	17,035,282	16,833,066	16,900,704	[1,2,3]
Dermatopathology Laboratory Of Central States, LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	(22,581)	(12,742)	[1,3,6]
Edifecs, Inc.	First Lien Term Loan	9.07%	SOFR	374	11/20/2028	USD	25,000,000	24,604,348	25,012,500	[1,2,3]
Emerge Intermediate, Inc.	First Lien Term Loan	11.60%	SOFR	625	2/26/2026	USD	12,276,600	12,126,873	12,057,869	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Emerge Intermediate, Inc.	Revolver	11.58%	SOFR	625	2/26/2026	USD	1,860,000	473,700	462,861	[1,2,3,7]
Emerge Intermediate, Inc.	Delayed Draw	11.60%	SOFR	625	2/26/2026	USD	123,800	122,323	121,594	[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.81%	SOFR	550	7/7/2027	USD	11,140,029	10,917,343	11,140,029	[1,2,3,4]
Emmes Blocker, Inc.	Delayed Draw	10.81%	SOFR	550	7/7/2028	USD	5,447,561	5,338,898	5,447,561	[1,2,3]
Emmes Blocker, Inc.	First Lien Term Loan	10.81%	SOFR	550	7/7/2028	USD	8,128,811	8,007,566	8,128,811	[1,2,3]
Endodontic Practice Partners LLC	Delayed Draw	1.00%			11/2/2027	USD	3,604,000	(47,984)	(55,502)	[1,3,6]
ENT MSO LLC	Delayed Draw	12.43%	SOFR	700	12/31/2025	USD	6,638,472	6,372,779	6,638,472	[1,2,3,4]
ENT MSO LLC	Revolver	11.91%	SOFR	650	12/31/2025	USD	167,670	164,879	167,050	[1,2,3,4]
ENT MSO LLC	Delayed Draw	12.38%	SOFR	700	12/31/2025	USD	661,099	649,951	661,099	[1,2,3,4]
ENT MSO LLC	Delayed Draw	12.38%	SOFR	700	12/31/2025	USD	4,129,475	1,003,876	1,073,089	[1,2,3,7]
ENT MSO LLC	Revolver	11.91%	SOFR	650	12/31/2025	USD	790,445	82,583	92,887	[1,2,3,7]
ERC Holdings, LLC	Revolver	11.85% 3.25% PIK	SOFR	300	11/10/2027	USD	1,422,986	1,075,057	584,127	[1,2,3,5,7]
ERC Holdings, LLC	First Lien Term Loan	11.85% 3.25% PIK	SOFR	300	11/10/2028	USD	15,653,467	15,485,058	10,253,021	[1,2,3,5]
ERC Holdings, LLC	Revolver	11.85% 3.25% PIK	SOFR	300	11/10/2027	USD	6,657,924	5,026,320	2,729,336	[1,2,3,4,5,7]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(25,355)	(14,562)	[1,3,6]
Exactcare Parent, Inc.	First Lien Term Loan	10.84%	SOFR	550	11/3/2029	USD	9,467,213	9,226,594	9,333,725	[1,2,3]
Femur Buyer, Inc.	First Lien Term Loan	13.59% 4.50% PIK	SOFR	375	3/18/2030	USD	29,375,342	28,671,112	28,640,958	[1,2,3,5]
FH MD Buyer, Inc.	First Lien Term Loan	10.46%	SOFR	511	7/22/2028	USD	14,625,000	14,478,750	14,238,900	[1,2,3]
Finthrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	12.21%	SOFR	675	1/6/2030	USD	20,000,000	19,700,000	13,833,400	[1,2]
Fortis Life Sciences, LLC	Revolver	10.68%	SOFR	525	9/17/2027	USD	2,438,266	2,438,266	2,291,970	[1,2,3]
Fortis Life Sciences, LLC	First Lien Term Loan	10.68%	SOFR	525	9/17/2027	USD	18,323,900	18,099,962	17,224,466	[1,2,3]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	11.08%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	27,136,759	[1,2,3,8]
Fyzical Buyer, LLC	Revolver	10.86%	SOFR	525	6/26/2028	USD	354,000	29,755	29,736	[1,2,3,7]
Fyzical Buyer, LLC	First Lien Term Loan	10.86%	SOFR	525	6/26/2028	USD	2,484,000	2,444,362	2,444,256	[1,2,3]
H2 Holdco, Inc.	Delayed Draw	1.00%			5/5/2028	USD	2,484,000	(37,106)	(37,260)	[1,3,6]
HEC Purchaser Corp.	First Lien Term Loan	10.84%	SOFR	550	6/17/2029	USD	13,183,867	12,841,498	12,790,132	[1,2,3]
HEC Purchaser Corp.	Revolver	10.84%	SOFR	550	6/17/2029	USD	2,052,487	146,944	143,951	[1,2,3,7]
Helium Acquirer Corporation	Delayed Draw	12.44%	SOFR	700	1/5/2029	USD	3,288,768	3,190,105	3,214,299	[1,2,3]
Helium Acquirer Corporation	Revolver	12.44%	SOFR	700	1/5/2029	USD	1,656,810	1,365,992	1,373,879	[1,2,3,7]
Helium Acquirer Corporation	First Lien Term Loan	12.43%	SOFR	700	1/5/2029	USD	10,822,786	10,555,903	10,577,722	[1,2,3]
Helium Acquirer Corporation	Delayed Draw	12.43%	SOFR	700	1/5/2029	USD	6,598,576	4,258,118	4,223,747	[1,2,3,7]
Helium Acquirer Corporation	First Lien Term Loan	11.94%	SOFR	650	1/5/2029	USD	1,457,993	1,414,899	1,414,253	[1,2,3]
HemaSource, Inc.	Revolver	11.34%	SOFR	600	8/31/2029	USD	4,125,000	842,320	830,863	[1,2,3,7]
HemaSource, Inc.	First Lien Term Loan	11.34%	SOFR	600	8/31/2029	USD	22,375,000	21,813,851	22,135,587	[1,2,3]
Heniff Holdco, LLC	First Lien Term Loan	11.18%	SOFR	575	12/3/2026	USD	11,842	11,700	11,707	[1,2,3]
HPS Health Care	First Lien Term Loan	11.58%	SOFR	625	12/31/2029	USD	3,750,000	3,686,226	3,675,000	[1,2,3,4]
HPS Health Care	First Lien Term Loan	12.23% 0.75% PIK	SOFR	600	2/26/2026	USD	2,951,102	2,951,102	2,924,418	[1,2,3,4,5]
HPS Health Care	Delayed Draw	21.25%	PRIME	975	10/27/2025	USD	377,080	368,705	274,557	[1,2,3,4]
HUFRIEDY GROUP ACQ	Delayed Draw	1.00%			5/31/2031	USD	1,232,652	(24,509)	(24,653)	[1,3,4,6]
HUFRIEDY GROUP ACQ	Revolver	0.50%			5/31/2030	USD	1,019,935	(20,117)	(20,399)	[1,3,4,6]
HUFRIEDY GROUP ACQ	First Lien Term Loan	10.85%	SOFR	550	5/31/2031	USD	5,670,198	5,557,682	5,556,794	[1,2,3,4]
Imagefirst Holdings, LLC	Delayed Draw	1.00%			4/27/2028	USD	214,286	(7,500)	(709)	[1,3,4,6]
Integrated Oncology Network, LLC	Revolver	11.46%	SOFR	600	6/24/2025	USD	83,957	83,747	82,278	[1,2,3]
Integrated Oncology Network, LLC	First Lien Term Loan	11.48%	SOFR	600	6/24/2025	USD	7,644,389	7,600,913	7,491,501	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Integrated Oncology Network, LLC	Delayed Draw	11.48%	SOFR	600	6/24/2025	USD	739,281	729,397	724,496	[1,2,3]
Integrated Oncology Network, LLC	Revolver	11.48%	SOFR	600	6/24/2025	USD	134,701	132,882	132,007	[1,2,3]
IvyRehab Intermediate II, LLC	Delayed Draw	10.43%	SOFR	500	4/21/2029	USD	7,593,983	7,518,802	7,537,028	[1,2,3]
IvyRehab Intermediate II, LLC	Revolver	10.18%	SOFR	475	4/21/2028	USD	3,530,702	1,893,726	1,900,055	[1,2,3,7]
IvyRehab Intermediate II, LLC	First Lien Term Loan	10.43%	SOFR	500	4/21/2029	USD	23,075,822	22,845,064	22,902,754	[1,2,3]
IvyRehab Intermediate II, LLC	Delayed Draw	10.93%	SOFR	550	4/21/2029	USD	49,991,500	11,548,933	12,386,518	[1,2,3,7]
Jon Bidco Limited	First Lien Term Loan	10.18%	BKBM	450	3/18/2027	NZD	6,300,000	3,875,035	3,821,903	[1,2,3,8]
KWOL Acquisition, Inc.	Revolver	11.60%	SOFR	625	12/12/2029	USD	3,138,075	713,354	784,519	[1,2,3,7]
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	12/12/2029	USD	23,111,925	22,570,937	22,534,127	[1,2,3]
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	7/30/2029	USD	5,898,486	5,755,729	5,751,024	[1,2,3]
KWOL Acquisition, Inc.	Revolver	11.58%	SOFR	625	7/30/2029	USD	800,881	200,220	180,198	[1,2,3,7]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	11.93%	SOFR	660	6/10/2027	USD	2,848,870	2,822,210	2,766,252	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.15%	EURIBOR	650	6/10/2027	EUR	6,000,000	6,258,936	6,239,023	[1,2,3,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.70%	SONIA	650	6/10/2027	GBP	7,500,000	8,762,635	9,205,537	[1,2,3,8]
Life Science Intermediate Holdings, LLC	Revolver	11.93%	SOFR	660	6/10/2027	USD	1,806,360	927,092	883,739	[1,2,3,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.93%	SOFR	660	6/10/2027	USD	15,114,002	14,910,952	14,675,696	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.93%	SOFR	660	6/10/2027	USD	4,380,290	4,292,684	4,253,262	[1,2,3]
Limpio Bidco GMBH	First Lien Term Loan	10.12%	EURIBOR	625	10/31/2030	EUR	12,101,044	12,414,140	12,607,231	[1,2,3,8]
MB2 Dental Solutions, LLC	First Lien Term Loan	11.33%	SOFR	600	2/13/2031	USD	69,216,163	68,358,080	68,177,921	[1,2,3]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	47,235,793	(819,476)	(236,179)	[1,3,6]
MB2 Dental Solutions, LLC	Revolver	0.50%			1/29/2027	USD	836,895	(14,374)	(12,553)	[1,3,4,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	11.33%	SOFR	600	1/29/2027	USD	12,084,763	11,965,796	11,903,491	[1,2,3,4]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			1/29/2027	USD	6,695,159	—	(33,476)	[1,3,4,6]
MB2 Dental Solutions, LLC	Revolver	13.50%	PRIME	500	2/13/2031	USD	3,661,643	770,861	750,637	[1,2,3,7]
MedMark Services, Inc.	Delayed Draw	10.57%	SOFR	500	6/11/2027	USD	6,014,400	5,994,753	6,001,770	[1,2,3]
MedMark Services, Inc.	First Lien Term Loan	10.57%	SOFR	500	6/11/2027	USD	7,774,000	7,696,260	7,757,675	[1,2,3]
MN Acquisition, Inc.	Revolver	10.94% 0.25% PIK	SOFR	550	8/25/2028	USD	2,500,147	1,333,333	970,812	[1,2,3,5,7]
MN Acquisition, Inc.	First Lien Term Loan	10.95%	SOFR	550	8/25/2028	USD	19,874,974	19,569,944	16,993,103	[1,2,3]
Myorthos Management, LLC	Delayed Draw	10.82% PIK	SOFR	550	11/1/2027	USD	8,926,793	8,835,372	4,150,959	[1,2,3,4,5]
Myorthos Management, LLC	First Lien Term Loan	10.82% PIK	SOFR	525	11/1/2027	USD	4,832,078	4,795,838	2,246,916	[1,2,3,4,5]
National Dentex Labs LLC	Delayed Draw	13.48%	SOFR	800	4/3/2026	USD	574,713	209,655	206,897	[1,2,3,7]
National Dentex Labs, LLC	Revolver	12.49%	SOFR	700	4/3/2026	USD	919,540	855,172	836,120	[1,2,3,7]
National Dentex Labs, LLC	First Lien Term Loan	13.48% 3.00% PIK	SOFR	500	4/3/2026	USD	7,102,866	7,037,705	6,955,694	[1,2,3,5]
National Dentex Labs, LLC	Delayed Draw	13.48% 3.00% PIK	SOFR	500	4/3/2026	USD	3,573,837	3,465,996	3,473,925	[1,2,3,5,7]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	20.00%			9/11/2026	USD	31,664,557	30,957,482	28,574,557	[1,3]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	18,956,199	(271,513)	(284,343)	[1,3,4,6]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,625	(95,491)	(106,719)	[1,3,4,6]
Next HoldCo, LLC	First Lien Term Loan	11.33%	SOFR	600	11/9/2030	USD	73,929,176	72,887,555	72,820,239	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	681,359	(9,759)	(10,220)	[1,3,6]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	98,290	(1,319)	(1,474)	[1,3,6]
Next HoldCo, LLC	First Lien Term Loan	11.32%	SOFR	600	11/9/2030	USD	2,657,300	2,619,861	2,617,441	[1,2,3]
Nomi Health, Inc.	First Lien Term Loan	13.58%	SOFR	825	7/21/2028	USD	6,721,627	6,521,826	6,519,979	[1,2,3,4]
Novotech (Australia) Pty Limited	Delayed Draw	1.00%			1/14/2028	USD	3,125,000	(70,312)	(17,813)	[1,3,6]
Novotech (Australia) Pty Limited	First Lien Term Loan	10.97%	SOFR	568	1/14/2028	USD	29,218,780	28,976,666	29,052,233	[1,2,3]
Novotech (Australia) Pty Limited	Delayed Draw	1.00%			1/13/2028	USD	2,129,956	(11,253)	(12,141)	[1,3,6]
Novotech (Australia) Pty Limited	First Lien Term Loan	11.01%	SOFR	568	1/13/2028	USD	9,895,478	9,842,377	9,839,074	[1,2,3]
OB Hospitalist Group	First Lien Term Loan	10.98%	SOFR	550	9/27/2027	USD	46,143,164	45,487,742	45,220,300	[1,2,3]
OB Hospitalist Group	Revolver	10.99%	SOFR	550	9/27/2027	USD	2,572,519	1,283,896	1,259,700	[1,2,3,7]
OB Hospitalist Group	Revolver	10.99%	SOFR	550	9/28/2027	USD	122,137	121,245	119,695	[1,2,3]
OB Hospitalist Group	Revolver	10.99%	SOFR	550	9/29/2027	USD	76,336	75,778	74,809	[1,2,3]
OB Hospitalist Group	Revolver	10.99%	SOFR	550	9/30/2027	USD	91,603	90,934	89,771	[1,2,3]
Office Ally	First Lien Term Loan	10.84%	SOFR	550	12/20/2028	USD	6,877,193	6,782,945	6,877,193	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	10.57%	ARR CSA	525	10/19/2027	USD	1,352,720	1,337,708	1,315,521	[1,2,3]
OIA Acquisition, LLC	Revolver	10.75%	SOFR	525	10/19/2027	USD	1,928,571	409,286	375,536	[1,2,3,7]
OIA Acquisition, LLC	First Lien Term Loan	10.57%	ARR CSA	525	10/19/2027	USD	10,975,929	10,866,169	10,674,091	[1,2,3]
OIS Management Services, LLC	Delayed Draw	11.18%	SOFR	575	11/16/2028	USD	10,305,042	6,191,378	6,344,629	[1,2,3,7]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	—	—	[1,3,6]
OIS Management Services, LLC	First Lien Term Loan	11.18%	SOFR	575	11/16/2028	USD	12,210,000	12,087,900	12,210,000	[1,2,3]
OIS Management Services, LLC	Delayed Draw	1.00%			11/16/2028	USD	5,593,804	(106,785)	—	[1,3,4,6]
OIS Management Services, LLC	Delayed Draw	11.18%	SOFR	575	11/16/2028	USD	2,231,928	2,190,418	2,231,928	[1,2,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	488,722	(12,218)	(12,218)	[1,3,6]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.31%	SOFR	600	10/6/2029	USD	4,511,278	4,408,562	4,398,496	[1,2,3]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	879,699	(21,992)	(21,992)	[1,3,4,6]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.31%	SOFR	600	10/6/2029	USD	8,120,301	7,935,312	7,917,293	[1,2,3,4]
Ons Mso, LLC	Revolver	11.65%	SOFR	625	7/8/2026	USD	5,527,184	451,931	438,113	[1,2,3,4,7]
Ons Mso, LLC	Delayed Draw	11.08%	SOFR	575	7/8/2026	USD	685,382	676,847	678,528	[1,2,3,4]
Ons Mso, LLC	Revolver	0.50%			7/8/2026	USD	701,757	(8,472)	(1,754)	[1,3,4,6]
Ons Mso, LLC	Delayed Draw	11.09%	SOFR	575	7/8/2026	USD	5,847,971	2,418,202	2,438,604	[1,2,3,7]
OpCo Borrower, LLC	First Lien Term Loan	11.32%	SOFR	600	4/26/2029	USD	15,000,000	14,884,604	14,881,500	[1,2,3]
Org USME Buyer, LLC	Revolver	11.23%	SOFR	575	11/24/2026	USD	936,232	748,492	688,130	[1,2,3,7]
Org USME Buyer, LLC	First Lien Term Loan	11.23%	SOFR	575	11/24/2026	USD	16,071,562	15,910,767	15,026,911	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	11.98%	SOFR	650	10/12/2027	USD	14,135,573	13,852,861	14,276,928	[1,2,3]
Orthodontic Partners, LLC	First Lien Term Loan	11.98%	SOFR	650	10/12/2027	USD	9,600,123	9,452,869	9,624,124	[1,2,3]
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	1.00%			1/29/2028	USD	235,579	(4,489)	(4,496)	[1,3,6]
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	10.73%	SOFR	525	1/29/2028	USD	1,601,548	1,597,849	1,599,038	[1,2,3]
Patriot Acquisition TopCo S.A.R.L	First Lien Term Loan	10.73%	SOFR	525	1/29/2028	USD	1,032,246	1,029,862	1,030,628	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.29%	SOFR	575	12/4/2025	USD	4,667,557	4,661,335	4,609,213	[1,2,3]
Pediatric Home Respiratory Services, LLC	Delayed Draw	11.80%	SOFR	625	12/4/2025	USD	1,995,028	1,970,166	1,975,078	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.78%	SOFR	625	12/4/2025	USD	4,905,953	4,837,949	4,856,893	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.80%	SOFR	625	12/4/2025	USD	2,103,510	2,082,577	2,082,475	[1,2,3]
PerkinElmer U.S., LLC	First Lien Term Loan	10.34%	SOFR	500	3/13/2029	USD	14,073,187	13,814,299	13,862,089	[1,2,3,4]
PerkinElmer U.S., LLC	Delayed Draw	1.00%			3/13/2029	USD	1,304,914	(19,294)	(19,574)	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	4,188,750	(80,154)	(41,888)	[1,3,4,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	4,188,750	(75,204)	—	[1,3,4,6]
PetVet Care Centers, LLC	First Lien Term Loan	11.34%	SOFR	600	11/15/2030	USD	32,033,466	31,430,504	31,392,796	[1,2,3,4]
PetVet Care Centers, LLC	First Lien Term Loan	11.34%	SOFR	600	11/15/2030	USD	14,767,587	14,484,233	14,472,235	[1,2,3]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	1,931,034	(27,814)	(29,310)	[1,3,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	1,931,034	(16,716)	(20,000)	[1,3,6]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(99,285)	(99,432)	[1,3,6]
Pharmalogic Holdings Corp.	First Lien Term Loan	10.34%	SOFR	500	6/21/2030	USD	26,161,616	25,966,029	25,965,404	[1,2,3]
Phynet Dermatology LLC	Delayed Draw	11.49%	SOFR	650	10/20/2029	USD	3,099,283	(46,489)	—	[1,2,3,4,7]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	8,033,842	(152,287)	—	[1,3,4,6]
Phynet Dermatology LLC	Revolver	11.83%	SOFR	650	10/20/2029	USD	26,614	26,087	26,614	[1,2,3,4]
Phynet Dermatology LLC	First Lien Term Loan	11.82%	SOFR	650	10/20/2029	USD	16,933,480	16,728,554	16,933,480	[1,2,3,4]
PhyNet Dermatology LLC	Revolver	11.83%	SOFR	650	10/20/2029	USD	738,514	432,724	446,108	[1,2,3,7]
Pinnacle Dermatology Management, LLC	Delayed Draw	11.20%	SOFR	575	12/8/2028	USD	1,305,077	1,301,696	1,168,044	[1,2,3]
Pinnacle Dermatology Management, LLC	Revolver	9.44% PIK	SOFR	400	12/8/2026	USD	1,082,474	991,624	991,624	[1,2,3,5,7]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	11.18%	SOFR	575	12/8/2028	USD	11,177,567	11,044,625	10,003,922	[1,2,3]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.85%	SOFR	650	1/2/2026	USD	335,143	335,143	335,143	[1,2,3]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.85%	SOFR	650	1/2/2026	USD	3,985,094	3,985,094	3,985,094	[1,2,3]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.85%	SOFR	550	1/2/2026	USD	10,277,558	10,059,446	10,277,558	[1,2,3]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.85%	SOFR	550	1/2/2026	USD	579,186	558,716	579,186	[1,2,3]
Pinnacle Treatment Centers, Inc.	Revolver	11.84%	SOFR	650	1/2/2026	USD	789,576	702,903	710,618	[1,2,3,7]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	—	—	[1,3,6]
PPV Intermediate Holdings LLC	First Lien Term Loan	11.10%	SOFR	575	8/31/2029	USD	45,213,279	44,591,809	45,213,279	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	13.25% PIK			8/31/2030	USD	2,039,836	1,932,833	1,966,313	[1,3,7]
PPV Intermediate Holdings LLC	Delayed Draw	11.35%	SOFR	600	8/30/2030	USD	1,985,174	982,661	992,587	[1,2,3,7]
PPV Intermediate Holdings LLC	Delayed Draw	11.35%	SOFR	600	8/31/2029	USD	1,121,528	555,156	560,764	[1,2,3,7]
PPV Intermediate Holdings LLC	First Lien Term Loan	14.25% PIK			8/31/2030	USD	15,237,500	14,580,141	15,000,000	[1,3,5,7]
PracticeTek Purchaser LLC	Delayed Draw	11.09%	SOFR	575	8/30/2029	USD	2,076,461	68,592	69,789	[1,2,3,4,7]
PracticeTek Purchaser LLC	Revolver	9.84%	SOFR	450	8/30/2029	USD	1,000	475	475	[1,2,3,4,7]
PracticeTek Purchaser LLC	First Lien Term Loan	11.09%	SOFR	575	8/30/2029	USD	6,886,931	6,731,774	6,714,758	[1,2,3,4]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK			8/30/2029	USD	1,037	973	969	[1,3,5,7]
PREMIER CARE DENTAL	Delayed Draw	10.60%	SOFR	525	8/5/2028	USD	1,818,032	1,813,559	1,813,487	[1,2,3]
PREMIER CARE DENTAL	Revolver	0.50%			5/31/2030	USD	555,904	(1,370)	(1,390)	[1,3,6]
PREMIER CARE DENTAL	First Lien Term Loan	10.60%	SOFR	525	5/31/2030	USD	3,350,941	3,342,639	3,342,564	[1,2,3]
PREMIER CARE DENTAL	Delayed Draw	1.00%			8/5/2028	USD	3,272,529	(16,363)	(32,725)	[1,3,6]
PREMIER CARE DENTAL	Revolver	0.50%			5/5/2028	USD	654,506	(6,402)	(6,545)	[1,3,6]
Premier Imaging, LLC	Delayed Draw	13.60%	SOFR	800	1/2/2025	USD	4,232,054	4,232,330	3,956,971	[1,2,3]
Premier Imaging, LLC	First Lien Term Loan	13.60%	SOFR	800	1/2/2025	USD	23,491,121	23,431,788	21,964,199	[1,2,3]
Premise Health Holding Corp.	First Lien Term Loan	10.76%	SOFR	550	3/1/2031	USD	5,409,449	5,325,389	5,382,943	[1,2,3,4]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,817,481	(40,909)	(13,806)	[1,3,4,6]
Premise Health Holding Corp.	First Lien Term Loan	10.76%	SOFR	550	3/3/2031	USD	17,577,775	17,321,416	17,491,644	[1,2,3,4]
Prolacta Bioscience	First Lien Term Loan	14.35%	SOFR	900	12/21/2029	USD	2,083,333	2,054,555	2,046,458	[1,2,3,4]
Prolacta Bioscience	First Lien Term Loan	10.78%	SOFR	543	12/21/2029	USD	6,458,333	6,368,438	6,344,021	[1,2,3,4]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	11.73%	SOFR	625	12/17/2027	USD	5,207,822	4,983,469	5,100,726	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PTSH Intermediate Holdings, LLC	First Lien Term Loan	11.24%	SOFR	625	12/17/2027	USD	353,475	346,423	346,405	[1,2,3]
Purpose Home Health	Delayed Draw	1.00%			3/8/2026	USD	1,455,300	(23,295)	(25,468)	[1,3,6]
Purpose Home Health	First Lien Term Loan	11.16%	SOFR	575	11/3/2027	USD	465,075	457,498	456,936	[1,2,3]
Q-Centrix LLC	First Lien Term Loan	9.95%	SOFR	450	5/29/2025	USD	4,821,883	4,797,694	4,809,828	[1,2,3]
Q-Centrix LLC	First Lien Term Loan	10.45%	SOFR	500	5/29/2025	USD	822,731	658,561	822,731	[1,2,3]
Raven Buyer, Inc.	Revolver	11.50%	SOFR	600	2/1/2027	USD	2,045,455	1,022,727	884,659	[1,2,3,7]
Raven Buyer, Inc.	First Lien Term Loan	11.50%	SOFR	600	2/1/2027	USD	12,792,614	12,688,352	11,929,112	[1,2,3]
Redwood MSO, LLC	First Lien Term Loan	11.71%	SOFR	625	7/3/2025	USD	18,414,072	18,339,914	18,312,415	[1,2,3,4]
Resonetics, LLC	First Lien Term Loan	11.30%	SOFR	600	4/28/2028	USD	2,879,746	2,767,373	2,836,588	[1,2,3]
Sage Dental Management	First Lien Term Loan	11.36%	SOFR	575	10/1/2024	USD	414,750	414,414	413,506	[1,2,3]
Sage Dental Management	Delayed Draw	11.35%	SOFR	575	10/1/2024	USD	2,692,650	1,338,000	1,332,057	[1,2,3,7]
Signature Dental Partners LLC	First Lien Term Loan	10.71%	SOFR	525	10/29/2026	USD	450,500	444,183	443,743	[1,2,3]
Signature Dental Partners LLC	Delayed Draw	10.71%	SOFR	525	10/29/2026	USD	2,252,500	90,376	87,848	[1,2,3,7]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	(5,521)	[1,3,6]
Smile Doctors, LLC	First Lien Term Loan	11.35%	SOFR	590	12/23/2028	USD	22,409,721	22,174,223	22,353,696	[1,2,3]
Smile Doctors, LLC	Delayed Draw	11.35%	SOFR	590	12/23/2028	USD	4,997,388	1,821,929	1,899,894	[1,2,3,4,7]
Southern Orthodontic Partners Management, LLC	First Lien Term Loan	10.83%	SOFR	550	7/27/2026	USD	447,247	442,235	440,856	[1,2,3]
Southern Orthodontic Partners Management, LLC	Delayed Draw	1.00%			7/27/2026	USD	2,087,153	(25,699)	(29,824)	[1,3,6]
Space Intermediate III, Inc.	First Lien Term Loan	11.57% 3.00% PIK	SOFR	325	11/8/2029	USD	75,603,090	74,909,732	75,603,090	[1,2,3,5]
SPECIALIZED DENTAL	Delayed Draw	1.00%			11/1/2027	USD	2,325,615	(46,327)	(46,512)	[1,3,4,6]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.32%	SONIA	600	11/16/2027	GBP	1,797,628	2,402,550	2,272,315	[1,2,3,8]
Star Dental Partners, LLC	Revolver	0.50%			12/22/2028	USD	260,500	(5,845)	(6,513)	[1,3,6]
Star Dental Partners, LLC	First Lien Term Loan	11.46%	SOFR	600	12/22/2028	USD	1,668,700	1,630,246	1,626,983	[1,2,3]
Star Dental Partners, LLC	Delayed Draw	11.46%	SOFR	600	12/22/2025	USD	1,984,500	1,191,106	1,186,333	[1,2,3,7]
TEAM PUBLIC CHOICES	First Lien Term Loan	10.58%	SOFR	500	12/20/2027	USD	7,762,431	7,550,740	7,539,261	[1,2,3]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	—	[1,3,6]
TerSera Therapeutics, LLC	First Lien Term Loan	11.08%	SOFR	575	4/4/2029	USD	6,933,345	6,769,378	6,933,345	[1,2,3]
TheKey, LLC	Delayed Draw	10.43%	SOFR	500	3/30/2027	USD	1,489,596	1,267,673	1,415,116	[1,2,3,4]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	3,623,188	(69,805)	(9,058)	[1,3,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	2,608,696	(48,245)	(6,522)	[1,3,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	10.85%	SOFR	550	12/19/2029	USD	13,733,696	13,473,972	13,699,361	[1,2,3]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	6,974,525	(134,362)	(17,436)	[1,3,4,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	5,021,658	(92,995)	(12,554)	[1,3,4,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	10.84%	SOFR	550	12/19/2029	USD	26,436,938	25,936,679	26,370,846	[1,2,3,4]
Tivity Health, Inc.	First Lien Term Loan	11.34%	SOFR	600	6/28/2029	USD	34,475,000	33,957,875	34,045,371	[1,2,3]
TPC Holdco, LLC	Second Lien Term Loan	12.96%	SOFR	800	3/29/2028	USD	5,000,000	4,946,070	4,894,500	[1,2,3]
Troy Gastroenterology, P.C.	Delayed Draw	11.45%	SOFR	615	11/25/2025	USD	2,720,405	2,715,195	2,693,201	[1,2,3]
Troy Gastroenterology, P.C.	Revolver	11.45%	SOFR	615	11/25/2025	USD	591,133	585,222	585,222	[1,2,3]
Troy Gastroenterology, P.C.	First Lien Term Loan	11.45%	SOFR	615	11/25/2025	USD	4,337,069	4,299,298	4,293,698	[1,2,3]
TROY PRACTICE MANAGE	First Lien Term Loan	11.46%	SOFR	615	11/25/2025	USD	197,044	195,318	195,074	[1,2,3]
TurningPoint Healthcare Solutions, LLC	Revolver	10.18%	SOFR	475	7/14/2027	USD	1,816,524	908,262	903,721	[1,2,3,4,7]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.98%	SOFR	650	3/30/2029	USD	15,538,050	15,140,715	15,538,050	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	6,955,000	(134,667)	—	[1,3,6]
United Digestive MSO Parent, LLC	Revolver	11.84%	SOFR	650	3/30/2029	USD	3,477,500	1,292,497	1,391,000	[1,2,3,7]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	1,278,571	(19,179)	—	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	11.84%	SOFR	650	3/30/2029	USD	639,286	236,536	255,714	[1,2,3,4,7]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.93%	SOFR	650	3/30/2029	USD	4,809,986	4,686,370	4,809,986	[1,2,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	0.50%			7/15/2028	USD	1,724,138	(17,241)	—	[1,3,6]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	11.04%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,275,862	[1,2,3]
Universal Marine Medical Supply International, LLC	Delayed Draw	1.00%			3/7/2029	USD	3,912,000	(42,643)	(43,174)	[1,3,6]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	11.84%	SOFR	650	3/7/2029	USD	12,129,000	11,868,509	11,858,062	[1,2,3]
Universal Marine Medical Supply International, LLC	Revolver	11.82%	SOFR	650	3/7/2029	USD	1,042,000	290,530	289,324	[1,2,3,7]
Urology Management Holdings, Inc.	Delayed Draw	11.55%	SOFR	604	6/15/2026	USD	14,604,510	14,432,227	14,458,465	[1,2,3]
Urology Management Holdings, Inc.	First Lien Term Loan	11.55%	SOFR	604	6/15/2026	USD	4,985,693	4,938,142	4,935,836	[1,2,3]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(17,857)	(11,905)	[1,3,4,6]
Urology Management Holdings, Inc.	Delayed Draw	11.76%	SOFR	625	6/15/2026	USD	3,261,930	3,164,175	3,237,466	[1,2,3]
Urology Management Holdings, Inc.	First Lien Term Loan	11.76%	SOFR	625	6/15/2026	USD	6,451,667	6,326,875	6,403,279	[1,2,3]
USHV Management, LLC	Delayed Draw	12.18%	SOFR	675	12/23/2027	USD	3,878,932	1,983,911	2,104,229	[1,2,3,7]
USHV Management, LLC	First Lien Term Loan	12.18%	SOFR	675	12/23/2027	USD	7,705,946	7,521,352	7,628,886	[1,2,3]
USHV Management, LLC	Revolver	11.80%	SOFR	613	12/23/2027	USD	106,999	103,631	105,662	[1,2,3,4]
USHV Management, LLC	Revolver	0.50%			12/23/2027	USD	249,665	(7,692)	(3,121)	[1,3,6]
USHV Management, LLC	First Lien Term Loan	11.43%	SOFR	600	12/23/2027	USD	1,067,317	1,043,210	1,056,643	[1,2,3,4]
Vardiman Black Holdings, LLC	First Lien Term Loan	12.44% 7.44% PIK	SOFR	700	3/18/2027	USD	34,144,054	34,144,054	34,144,054	[1,2,3]
Vardiman Black Holdings, LLC	Delayed Draw	12.44% 7.42% PIK	SOFR	700	3/18/2027	USD	4,199,092	2,805,576	2,789,752	[1,2,3,5,7]
Varsity Rejuvenate, LLC	Delayed Draw	1.00%			12/29/2025	USD	1,280,000	(24,049)	(32,000)	[1,3,6]
Varsity Rejuvenate, LLC	Revolver	0.50%			9/1/2028	USD	58,200	(1,311)	(1,455)	[1,3,6]
Varsity Rejuvenate, LLC	First Lien Term Loan	13.50%	PRIME	500	9/1/2028	USD	596,400	582,707	581,490	[1,2,3]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.25%	BBSY	575	3/23/2028	AUD	10,699,554	7,786,906	7,130,946	[1,2,3,8]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.98%	SOFR	565	3/23/2028	USD	7,836,325	7,698,382	7,826,332	[1,2,3]
VetCor Acquisition	Delayed Draw	11.35%	SOFR	600	8/31/2029	USD	60,000,000	29,700,000	30,000,000	[1,2,3,7]
Vetcor Professional Practices LLC	First Lien Term Loan	11.10%	SOFR	575	8/31/2029	USD	1,291,413	1,261,748	1,291,413	[1,2,3,4]
VetEvolve Holdings, LLC	Delayed Draw	11.19%	SOFR	575	10/12/2028	USD	23,030,303	5,269,054	5,351,963	[1,2,3,4,7]
VetEvolve Holdings, LLC	First Lien Term Loan	11.18%	SOFR	575	10/12/2028	USD	16,969,697	16,591,168	16,601,455	[1,2,3,4]
Vital Care Buyer, LLC	Revolver	11.08%	SOFR	575	3/20/2030	USD	1,500,865	172,816	159,933	[1,2,3,7]
Vital Care Buyer, LLC	First Lien Term Loan	11.08%	SOFR	575	3/20/2030	USD	17,207,791	16,967,549	16,890,494	[1,2,3]
Vital Care Buyer, LLC	Revolver	11.08%	SOFR	575	3/20/2029	USD	1,500,865	161,405	159,933	[1,2,3,7]
VPP Intermediate Holdings, LLC	Delayed Draw	10.59%	SOFR	525	12/1/2027	USD	4,477,606	1,434,350	1,562,960	[1,2,3,4,7]
VPP Intermediate Holdings, LLC	Delayed Draw	1.00%			12/1/2027	USD	327,785	(6,047)	(6,556)	[1,3,4,6]
WCAS Orthopedics MSO, LLC	First Lien Term Loan	11.58%	SOFR	625	12/31/2029	USD	7,750,000	7,599,919	7,595,000	[1,2,3]
WCAS Orthopedics MSO, LLC	First Lien Term Loan	11.59%	SOFR	625	12/31/2029	USD	9,750,000	9,558,309	9,555,000	[1,2,3]
WCAS XIII Primary Care Investors II, L.P.	First Lien Term Loan	11.59%	SOFR	625	12/31/2029	USD	7,500,000	7,350,258	7,350,000	[1,2,3]
WCI-BXC Purchaser, LLC	Revolver	0.50%			11/6/2029	USD	89,381	(1,998)	(2,235)	[1,3,4,6]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.59%	SOFR	625	11/6/2030	USD	2,042,602	1,994,612	1,991,537	[1,2,3,4]
Web P.T., Inc.	Revolver	12.19%	SOFR	675	1/18/2028	USD	1,312,500	160,714	150,871	[1,2,3,7]
Web P.T., Inc.	First Lien Term Loan	12.20%	SOFR	675	1/18/2028	USD	9,000,000	8,901,000	8,932,500	[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	12.28%	SOFR	695	3/8/2027	USD	8,333,333	8,000,000	8,175,000	[1,2,3,4]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	12.28%	SOFR	695	3/8/2027	USD	16,666,667	16,134,180	16,350,000	[1,2,3,4]
Xifin, Inc.	Revolver	12.23% 4.25% PIK	SOFR	250	2/6/2026	USD	2,141,658	2,098,825	2,029,221	[1,2,3,4,5]
Zavation Medical Products, LLC	Revolver	11.94%	SOFR	650	6/30/2028	USD	2,027,027	1,641,892	1,621,622	[1,2,3,7]
Zavation Medical Products, LLC	First Lien Term Loan	11.43%	SOFR	600	6/30/2028	USD	12,616,216	12,490,054	12,490,054	[1,2,3]
								2,657,938,463	2,624,332,948

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Industrials — 15.5%
3SI Holdco, Inc.	First Lien Term Loan	12.00%	SOFR	650	12/16/2026	USD	4,156,799	4,109,297	4,104,839	[1,2,3]
Accurus Aerospace Corporation	First Lien Term Loan	11.23%	SOFR	575	4/5/2028	USD	9,825,000	9,723,775	9,569,550	[1,2,3]
ACS Celsius Merger	Delayed Draw	1.00%			1/7/2029	USD	1,424,769	(33,753)	(35,619)	[1,3,4,6]
ACS Celsius Merger	First Lien Term Loan	11.53%	SOFR	625	1/7/2029	USD	4,026,977	3,933,855	3,926,303	[1,2,3,4]
ACS Celsius Merger	Revolver	11.58%	SOFR	625	1/7/2029	USD	68,183	66,627	66,479	[1,2,3,4]
ACS Celsius Merger	Revolver	11.58%	SOFR	625	1/7/2029	USD	325,181	155,359	154,521	[1,2,3,7]
Aero Operating LLC	Incremental Term Loan	14.48%	SOFR	900	2/7/2026	USD	15,021,426	14,921,364	13,894,820	[1,2,3]
AG-Twin Brook Aerospace	First Lien Term Loan	10.23%	SOFR	475	1/6/2025	USD	6,925,000	6,913,055	6,891,760	[1,2,3,4]
AI Fire Buyer, Inc.	First Lien Term Loan	10.91%	SOFR	575	3/22/2027	USD	1,146,335	1,125,005	1,146,335	[1,2,3,4]
AI Fire Buyer, Inc.	Delayed Draw	10.94%	SOFR	575	3/22/2027	USD	178,828	175,396	178,828	[1,2,3,4]
AI Fire Buyer, Inc.	Delayed Draw	10.94%	SOFR	575	3/22/2027	USD	2,118,736	438,627	481,346	[1,2,3,7]
Air Comm Corporation, LLC	Delayed Draw	10.33%	SOFR	500	7/1/2027	USD	22,462,956	22,114,924	21,923,845	[1,2,3]
Air Comm Corporation, LLC	Revolver	0.50%			7/1/2027	USD	2,439,024	—	(58,537)	[1,3,6]
Air Comm Corporation, LLC	First Lien Term Loan	10.33%	SOFR	500	7/1/2027	USD	13,045,732	12,898,926	12,732,634	[1,2,3]
Air Comm Corporation, LLC	Revolver	0.38%			7/1/2027	USD	1,184,211	(82)	(28,421)	[1,3,6]
Air Comm Corporation, LLC	Delayed Draw	11.58%	SOFR	625	7/1/2027	USD	1,691,287	1,640,548	1,691,287	[1,2,3]
Air Comm Corporation, LLC	Delayed Draw	10.33%	SOFR	500	7/1/2027	USD	11,000,000	10,749,647	11,000,000	[1,2,3]
Alpha US Buyer, LLC	Revolver	11.48%	SOFR	600	4/4/2030	USD	2,181,818	176,224	174,545	[1,2,3,7]
Alpha US Buyer, LLC	First Lien Term Loan	11.48%	SOFR	600	4/4/2030	USD	11,537,455	11,313,040	11,306,705	[1,2,3]
Alpha US Buyer, LLC	Delayed Draw	11.49%	SOFR	600	4/4/2030	USD	6,280,727	339,441	336,931	[1,2,3,7]
American Academy Holdings, LLC	First Lien Term Loan	15.21% 5.25% PIK	SOFR	450	6/30/2027	USD	195,691	189,174	188,841	[1,2,3]
Andronaco Acquisition, LLC	First Lien Term Loan	11.19%	SOFR	600	12/30/2026	USD	2,612,900	2,574,542	2,560,642	[1,2,3]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	1,923,760	811,185	859,279	[1,2,3,7]
Apex Service Partners, LLC	First Lien Term Loan	12.33% 2.00% PIK	SOFR	500	10/24/2030	USD	41,747,732	40,649,870	41,130,467	[1,2,3,5]
Apex Service Partners, LLC	Revolver	11.84%	SOFR	650	10/24/2029	USD	1,511,233	637,237	675,018	[1,2,3,7]
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	14,126,675	13,115,019	13,013,500	[1,3,5,7]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	89,951	88,403	89,951	[1,2,3,4]
Apex Service Partners, LLC	Delayed Draw	12.33% 2.00% PIK	SOFR	500	10/24/2030	USD	1,638,448	1,423,718	1,462,400	[1,2,3,4,5,7]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	544,047	229,406	243,008	[1,2,3,4,7]
Apex Service Partners, LLC	First Lien Term Loan	12.33% 2.00% PIK	SOFR	500	10/24/2030	USD	26,400,995	25,784,938	26,070,982	[1,2,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Apex Service Partners, LLC	Delayed Draw	12.34% 2.00% PIK	SOFR	500	10/24/2030	USD	104,119	100,680	103,103	[1,2,3,4,5,7]
Apex Service Partners, LLC	Revolver	11.84%	SOFR	650	10/24/2029	USD	2,608,570	1,071,201	1,115,389	[1,2,3,7]
Apex Service Partners, LLC	Delayed Draw	1.00%			10/24/2029	USD	6,683,333	(59,438)	(167,083)	[1,3,6]
Apex Service Partners, LLC	Delayed Draw	12.34% 2.00% PIK	SOFR	500	10/24/2030	USD	18,347,389	16,015,064	16,406,611	[1,2,3,5,7]
Apex Service Partners, LLC	Delayed Draw	12.33% 2.00% PIK	SOFR	500	10/24/2030	USD	36,329	35,712	36,144	[1,2,3,4,5,7]
Apex Service Partners, LLC	Delayed Draw	12.33% 2.00% PIK	SOFR	500	10/24/2030	USD	3,827,232	3,354,413	3,423,760	[1,3,5,7]
Apex Service Partners, LLC	Revolver	11.84%	SOFR	650	10/24/2029	USD	59,850	59,850	59,850	[1,2,3,4]
Apex Service Partners, LLC	First Lien Term Loan	12.33% 2.00% PIK	SOFR	650	10/24/2030	USD	14,969,232	14,790,326	14,782,116	[1,2,3,4]
Apex Service Partners, LLC	Revolver	11.84%	SOFR	650	10/24/2029	USD	1,222,656	513,003	513,003	[1,2,3,7]
AQ Carver Buyer, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/2/2029	USD	29,850,000	29,311,569	30,051,488	[1,2]
Archer Acquisition, LLC	Delayed Draw	11.18%	SOFR	575	10/6/2029	USD	4,335,758	257,821	230,532	[1,2,3,7]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	261,174	(3,918)	(3,735)	[1,3,6]
Archer Acquisition, LLC	First Lien Term Loan	11.68%	SOFR	625	10/6/2029	USD	12,870,811	12,693,801	12,686,758	[1,2,3]
Ardurra Group LLC	Delayed Draw	11.73%	SOFR	625	2/1/2030	USD	4,517,020	1,665,621	1,633,990	[1,2,3,7]
Ardurra Group LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(54,310)	(50,328)	[1,3,6]
Armada Parent, Inc.	Delayed Draw	11.20%	SOFR	575	10/29/2027	USD	985,000	985,000	969,142	[1,2,3,4]
Armada Parent, Inc.	Revolver	0.50%			10/29/2027	USD	2,400,000	(102)	(38,640)	[1,3,4,6]
Armada Parent, Inc.	First Lien Term Loan	11.20%	SOFR	575	10/29/2027	USD	19,550,000	19,297,633	19,235,245	[1,2,3,4]
Arrowhead Holdco Company	First Lien Term Loan	10.75% 2.75% PIK	SOFR	250	8/31/2028	USD	4,968,491	4,919,493	4,484,063	[1,2,3,4,5]
Arrowhead Holdco Company	First Lien Term Loan	9.47% 2.75% PIK	EURIBOR	300	8/31/2028	EUR	14,850,000	14,582,610	14,392,000	[1,2,3,5,8]
ATI Restoration, LLC	Delayed Draw	11.00%	SOFR	550	7/31/2026	USD	8,370,043	2,149,694	2,266,786	[1,2,3,4,7]
ATI Restoration, LLC	Revolver	10.99%	SOFR	550	7/31/2026	USD	627,906	457,515	468,836	[1,2,3,4,7]
Auxey Bidco Limited	First Lien Term Loan	11.49%	SOFR	600	6/29/2027	USD	14,962,500	14,713,535	14,692,455	[1,2,3]
AWP Group Holdings, Inc.	Delayed Draw	10.93%	SOFR	550	12/22/2027	USD	9,273,875	4,494,969	4,409,198	[1,2,3,7]
AWP Group Holdings, Inc.	Revolver	10.94%	SOFR	550	12/22/2026	USD	3,533,746	1,895,617	1,838,696	[1,2,3,7]
AWP Group Holdings, Inc.	First Lien Term Loan	10.93%	SOFR	550	12/22/2027	USD	17,140,877	16,855,078	16,803,630	[1,2,3]
AWP Group Holdings, Inc.	Delayed Draw	10.93%	SOFR	550	12/24/2029	USD	3,087,500	1,474,863	1,467,930	[1,2,3,7]
AWP Group Holdings, Inc.	Revolver	10.94%	SOFR	550	12/24/2029	USD	1,176,471	698,044	694,500	[1,2,3,7]
AWT Merger Sub, Inc.	Delayed Draw	11.49%	SOFR	600	12/17/2026	USD	2,446,607	2,422,141	2,446,607	[1,2,3]
AWT Merger Sub, Inc.	Revolver	11.50%	SOFR	600	12/17/2026	USD	1,071,429	250,000	250,000	[1,2,3,7]
AWT Merger Sub, Inc.	First Lien Term Loan	11.49%	SOFR	600	12/17/2026	USD	6,219,643	6,157,446	6,219,643	[1,2,3]
AWT Merger Sub, Inc.	Delayed Draw	11.74%	SOFR	625	12/17/2026	USD	2,380,122	2,356,391	2,380,122	[1,2,3]
AWT Merger Sub, Inc.	First Lien Term Loan	11.99%	SOFR	650	12/17/2026	USD	708,951	693,054	708,951	[1,2,3]
Beacon Mobility Corp.	Delayed Draw	11.69%	SOFR	625	12/31/2025	USD	20,506,762	19,974,128	19,583,958	[1,2,3]
Beacon Mobility Corp.	First Lien Term Loan	11.68%	SOFR	625	12/31/2025	USD	2,045,346	2,032,309	1,953,306	[1,2,3]
Beacon Mobility Corp.	Revolver	13.75%	PRIME	525	12/31/2025	USD	1,000,000	109,826	64,816	[1,2,3,7]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	637,168	(8,971)	(6,372)	[1,3,4,6]
Benecon Midco II LLC	First Lien Term Loan	10.83%	SOFR	550	1/23/2031	USD	8,362,832	8,242,580	8,279,204	[1,2,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(91,520)	(65,000)	[1,3,6]
Benecon Midco II LLC	First Lien Term Loan	10.83%	SOFR	550	1/23/2031	USD	75,000,000	73,921,550	74,250,000	[1,2,3]
Blackbird Purchaser, Inc.	Revolver	0.50%			12/19/2029	USD	5,526,419	(101,784)	—	[1,3,4,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	10.83%	SOFR	550	12/19/2030	USD	37,392,218	36,679,034	37,392,218	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blackbird Purchaser, Inc.	Delayed Draw	10.83%	SOFR	550	12/19/2030	USD	1,357,494	1,331,474	1,357,494	[1,2,3,4]
Blackbird Purchaser, Inc.	Delayed Draw	10.83%	SOFR	550	12/19/2030	USD	5,443,584	575,263	680,448	[1,2,3,7]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	1.00%			9/17/2026	USD	946,329	(17,244)	(18,832)	[1,3,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	10.98%	SOFR	550	9/17/2026	USD	1,025,642	1,008,307	1,005,232	[1,2,3,4]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	10.98%	SOFR	550	9/17/2026	USD	222,094	218,166	217,674	[1,2,3,4]
BlueHalo Global Holdings, LLC	Revolver	10.09%	SOFR	475	10/31/2025	USD	1,285,714	630,252	611,150	[1,2,3,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.08%	SOFR	475	10/31/2025	USD	17,711,982	17,638,877	17,448,831	[1,2,3]
BlueHalo, LLC	First Lien Term Loan	10.08%	SOFR	475	10/31/2025	USD	1,987,991	1,961,259	1,958,455	[1,2,3]
BLY US Holdings, Inc.	First Lien Term Loan	11.33%	SOFR	600	4/10/2029	USD	11,313,596	11,040,014	11,030,756	[1,2,3]
BP Purchaser, LLC	First Lien Term Loan	11.11%	SOFR	550	12/10/2028	USD	12,847,120	12,659,592	12,236,882	[1,2,3]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	10.33%	SOFR	500	5/17/2030	USD	17,523,094	17,240,469	17,148,990	[1,2,3]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	2,816,810	(49,161)	(60,137)	[1,3,6]
BPCP NSA Intermedco, Inc.	Delayed Draw	10.33%	SOFR	500	5/17/2030	USD	6,117,209	810,697	786,984	[1,2,3,7]
BradyIFS Holdings, LLC	First Lien Term Loan	11.33%	SOFR	600	10/31/2029	USD	8,079,103	7,935,197	7,917,521	[1,2,3,4]
BradyIFS Holdings, LLC	Delayed Draw	11.33%	SOFR	600	10/31/2029	USD	561,693	551,275	556,076	[1,2,3,4]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	1,780,595	(31,528)	(35,612)	[1,3,4,6]
BradyIFS Holdings, LLC	First Lien Term Loan	11.33%	SOFR	600	10/31/2029	USD	12,889,698	12,650,214	12,631,904	[1,2,3,4]
BradyIFS Holdings, LLC	Delayed Draw	11.33%	SOFR	600	10/31/2029	USD	1,751,701	738,162	753,762	[1,2,3,7]
British Engineering Services Holdco Limited	Revolver	12.22%	SONIA	675	12/2/2027	GBP	950,968	1,270,615	1,202,083	[1,2,3,8]
British Engineering Services Holdco Limited	First Lien Term Loan	12.22%	SONIA	675	12/2/2027	GBP	396,237	529,422	500,868	[1,2,3,8]
Brock Holdings III, Inc.	First Lien Term Loan	11.33%	SOFR	600	11/2/2025	USD	4,089,684	4,015,223	4,130,581	[1,2]
Cadence Engines Systems Acquisition, Inc.	Revolver	12.19%	SOFR	675	5/3/2028	USD	250,000	162,500	161,132	[1,2,3,7]
Cadence Engines Systems Acquisition, Inc.	First Lien Term Loan	12.19%	SOFR	685	5/3/2029	USD	2,066,055	2,012,444	2,059,920	[1,2,3]
Caldwell & Gregory LLC	Delayed Draw	11.10%	SOFR	550	1/5/2025	USD	14,761,250	14,484,379	14,718,442	[1,2,3]
Caldwell & Gregory LLC	First Lien Term Loan	11.10%	SOFR	550	1/5/2025	USD	14,653,011	14,649,931	14,610,517	[1,2,3]
Castle Management Borrower LLC	First Lien Term Loan	10.83%	SOFR	550	11/3/2029	USD	9,975,000	9,776,409	9,825,375	[1,2,3]
Castle Management Borrower LLC	Revolver	10.84%	SOFR	550	11/3/2029	USD	1,250,000	477,622	481,250	[1,2,3,7]
CC WDW Borrower, Inc.	Delayed Draw	1.00%			1/27/2028	USD	1,631,196	(19,472)	(165,545)	[1,3,6]
CC WDW Borrower, Inc.	First Lien Term Loan	12.23%	SOFR	675	1/27/2028	USD	3,213,455	3,127,647	2,887,331	[1,2,3]
CGI Parent, LLC	First Lien Term Loan	10.64%	SOFR	525	2/14/2028	USD	20,038,470	19,702,694	19,798,008	[1,2,3]
Charter Industries	Revolver	0.50%			11/30/2026	USD	539,250	(3,909)	(4,718)	[1,3,6]
Charter Industries	First Lien Term Loan	10.69%	SOFR	525	11/30/2026	USD	4,264,313	4,232,519	4,227,000	[1,2,3]
Clarience Technologies LLC	Delayed Draw	1.00%			12/13/2026	USD	1,837,190	(18,193)	(27,558)	[1,3,4,6]
Clarience Technologies LLC	Revolver	11.10%	SOFR	625	12/13/2026	USD	18,372	18,056	18,096	[1,2,3,4]
Clarience Technologies LLC	Revolver	11.10%	SOFR	625	12/13/2026	USD	1,818,819	30,074	33,957	[1,2,3,7]
Clarience Technologies LLC	First Lien Term Loan	11.10%	SOFR	625	12/13/2026	USD	16,994,013	16,826,922	16,739,103	[1,2,3,4]
Climate Pros, LLC	Delayed Draw	11.44%	SOFR	600	1/24/2026	USD	49,987,917	20,194,418	20,904,583	[1,2,3,7]
CMG Holdings Company, LLC	Delayed Draw	10.35%	SOFR	475	5/19/2028	USD	2,738	2,674	2,677	[1,2,3,4]
CMG Holdings Company, LLC	Delayed Draw	10.35%	SOFR	475	5/19/2028	USD	6,882,912	420,073	427,950	[1,2,3,7]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,313)	(12,830)	[1,3,6]
Cobham Holdings, Inc.	First Lien Term Loan	11.99%	SOFR	675	1/9/2030	USD	22,429,688	21,851,162	22,402,472	[1,2,3]
Comar Holding Company, LLC	First Lien Term Loan	12.09% 4.75% PIK	SOFR	200	9/17/2026	USD	4,958,853	4,936,304	4,487,762	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Comar Holding Company, LLC	Delayed Draw	12.09% 4.75% PIK	SOFR	200	9/17/2026	USD	780,046	772,422	705,941	[1,2,3,5]
Concert Bidco Limited	First Lien Term Loan	1.00%			11/30/2027	GBP	4,528,275	(252,841)	(234,854)	[1,3,6,8]
Consor Intermediate II, LLC	Delayed Draw	1.00%			5/10/2031	USD	19,647,887	(194,564)	(196,479)	[1,3,6]
Consor Intermediate II, LLC	Revolver	0.50%			5/10/2031	USD	5,239,437	(51,359)	(52,394)	[1,3,6]
Consor Intermediate II, LLC	First Lien Term Loan	10.08%	SOFR	475	5/10/2031	USD	21,612,676	21,399,476	21,396,549	[1,2,3]
Continental Acquisition Holdings, Inc.	Delayed Draw	12.48% 4.08% PIK	SOFR	293	1/20/2027	USD	2,686,390	2,633,870	2,325,070	[1,2,3,5]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	12.48% 4.08% PIK	SOFR	293	1/20/2027	USD	7,285,047	7,209,505	6,305,208	[1,2,3,5]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	4,511,278	(82,934)	(45,113)	[1,3,6]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(311,423)	(45,113)	[1,3,6]
CSAFE Acquisition Co.	Delayed Draw	1.00%			12/14/2028	USD	1,086,502	—	—	[1,3,6]
CSAFE Acquisition Co.	Revolver	11.09%	SOFR	575	3/8/2029	USD	2,660,122	904,441	904,441	[1,2,3,7]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.08%	SOFR	575	12/14/2028	USD	25,745,906	25,714,752	25,717,451	[1,2,3]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.08%	SONIA	575	12/14/2028	GBP	3,592,210	4,613,200	4,535,760	[1,2,3,8]
Cube Industrials Buyer, Inc.	Revolver	0.50%			10/18/2029	USD	931,034	(23,276)	—	[1,3,4,6]
Cube Industrials Buyer, Inc.	First Lien Term Loan	11.40%	SOFR	600	10/18/2030	USD	8,068,966	7,880,510	8,068,966	[1,2,3,4]
Dione Bidco Limited	First Lien Term Loan	9.76%	EURIBOR	600	11/22/2028	EUR	3,361,915	3,495,268	3,515,286	[1,2,3,8]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.73%	SOFR	425	3/25/2028	USD	21,395,000	21,283,181	18,485,280	[1,2]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	10.11%	SOFR	463	3/25/2028	USD	2,566,976	2,502,235	2,283,698	[1,2,3]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(316,534)	(342,857)	[1,3,6]
Diverzify Intermediate LLC	First Lien Term Loan	11.19%	SOFR	575	5/11/2027	USD	32,857,143	32,242,152	32,200,000	[1,2,3]
DTI Holdco, Inc.	Revolver	12.25%	PRIME	375	4/26/2027	USD	881,972	127,004	127,004	[1,2,3,4,7]
Duraserv LLC	Delayed Draw	1.00%			6/10/2031	USD	169,477	(1,688)	(1,695)	[1,3,4,6]
Duraserv LLC	Revolver	0.50%			6/10/2030	USD	175,031	(1,734)	(1,750)	[1,3,4,6]
Duraserv LLC	First Lien Term Loan	10.08%	SOFR	475	6/10/2031	USD	457,588	453,038	453,012	[1,2,3,4]
Easy Ice, LLC	Delayed Draw	11.73% 1.00% PIK	SOFR	525	12/31/2025	USD	7,209,891	7,114,910	7,062,021	[1,2,3,5,7]
Easy Ice, LLC	First Lien Term Loan	11.73% 1.00% PIK	SOFR	525	12/31/2025	USD	11,016,417	10,955,846	10,796,089	[1,2,3,5]
Easy Ice, LLC	Delayed Draw	10.74%	SOFR	525	5/10/2030	USD	271,918	62,581	62,514	[1,2,3,7]
Easy Ice, LLC	First Lien Term Loan	10.74%	SOFR	525	5/10/2030	USD	380,686	373,197	373,072	[1,2,3]
Easy Ice, LLC	Delayed Draw	11.23%	SOFR	590	6/21/2030	USD	978,907	350,714	350,671	[1,2,3,7]
Echo Global Logistics, Inc.	Second Lien Term Loan	12.44%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,656,000	[1,2,3]
Energy Acquisition LP	First Lien Term Loan	11.83%	SOFR	650	5/10/2029	USD	44,345,000	43,476,107	43,458,100	[1,2,3]
Energy Acquisition LP	Delayed Draw	11.84%	SOFR	650	5/10/2029	USD	4,655,000	2,015,299	2,013,900	[1,2,3,7]
EShipping LLC	First Lien Term Loan	10.46%	SOFR	500	11/5/2027	USD	3,490,773	3,445,316	3,490,773	[1,2,3]
Excelitas Technologies Corp.	First Lien Term Loan	10.58%	SOFR	525	8/12/2029	USD	1,142,453	1,142,453	1,153,878	[1,2,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	3,087,757	(28,892)	30,878	[1,3,4,6]
Excelitas Technologies Corp.	First Lien Term Loan	10.58%	SOFR	525	8/12/2029	USD	2,221,720	2,243,647	2,243,937	[1,2,3]
Explorer Investor, Inc.	First Lien Term Loan	11.34%	SOFR	600	6/28/2029	USD	29,537,780	28,366,098	28,140,643	[1,2,3]
Faraday Buyer, LLC	Delayed Draw	1.00%			10/11/2028	USD	1,699,104	(31,882)	—	[1,3,4,6]
Faraday Buyer, LLC	First Lien Term Loan	11.33%	SOFR	600	10/11/2028	USD	2,609,186	2,561,985	2,609,186	[1,2,3,4]
FDH Aero, LLC	First Lien Term Loan	11.98%	SOFR	650	10/1/2025	USD	1,592,357	1,579,413	1,576,792	[1,2,3]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(25,656)	(5,131)	[1,3,4,6]
Flint OpCo, LLC	First Lien Term Loan	10.58%	SOFR	525	8/15/2030	USD	8,248,132	8,058,881	8,206,891	[1,2,3,4]
Flint OpCo, LLC	Delayed Draw	10.59%	SOFR	525	8/15/2030	USD	3,481,404	3,396,920	3,463,997	[1,2,3,4]
Flint OpCo, LLC	Revolver	0.50%			8/15/2029	USD	1,000	(25)	(5)	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Flint OpCo, LLC	Delayed Draw	10.10%	SOFR	525	5/15/2030	USD	49,632	49,141	49,136	[1,2,3,4]
Flint OpCo, LLC	Delayed Draw	1.00%			5/15/2030	USD	1,439,341	(14,294)	(14,393)	[1,3,6]
Flint OpCo, LLC	Delayed Draw	10.60%	SOFR	525	8/15/2030	USD	206,955	204,892	204,885	[1,2,3,4]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	6,001,693	(59,884)	(60,017)	[1,3,6]
Florida Marine, LLC.	First Lien Term Loan	12.96%	SOFR	750	3/17/2028	USD	10,786,124	10,530,877	10,807,696	[1,2,3]
Flow Control Solutions, Inc.	Revolver	11.34%	SOFR	600	3/31/2028	USD	420,949	277,358	289,987	[1,2,3,4,7]
Flow Control Solutions, Inc.	First Lien Term Loan	11.33%	SOFR	600	3/31/2028	USD	1,253,375	1,221,986	1,253,375	[1,2,3,4]
FLS Holding, Inc.	Delayed Draw	10.75%	SOFR	525	12/17/2028	USD	4,937,500	4,838,750	4,909,850	[1,2,3]
FLS Holding, Inc.	Revolver	10.74%	SOFR	525	12/17/2027	USD	2,000,000	959,999	988,800	[1,2,3,7]
FLS Holding, Inc.	First Lien Term Loan	10.74%	SOFR	525	12/17/2028	USD	22,712,500	22,381,938	22,585,310	[1,2,3]
Fortis Solutions Group, LLC	Delayed Draw	10.93%	SOFR	550	10/15/2028	USD	18,769,756	3,242,895	3,271,060	[1,2,3,7]
Fortis Solutions Group, LLC	Revolver	10.94%	SOFR	550	10/15/2027	USD	2,787,568	480,959	483,922	[1,2,3,7]
Fortis Solutions Group, LLC	First Lien Term Loan	10.93%	SOFR	550	10/15/2028	USD	18,396,539	18,106,479	18,058,043	[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	10.73%	SOFR	525	12/13/2027	USD	63,506,069	63,142,586	62,940,865	[1,2,3]
Global Critical Logistics LLC	First Lien Term Loan	10.39%	SOFR	500	7/31/2026	USD	50,000,000	49,359,628	49,289,903	[1,2,3]
Global Critical Logistics LLC	Delayed Draw	12.50%	PRIME	400	7/31/2026	USD	25,000,000	15,160,946	15,144,952	[1,2,3,7]
GMES Intermediate Holdings, LLC	Delayed Draw	11.68%	SOFR	625	7/6/2029	USD	6,140,235	2,609,267	2,779,236	[1,2,3,7]
GMES Intermediate Holdings, LLC	Revolver	0.50%			7/6/2029	USD	4,102,564	(92,308)	—	[1,3,6]
GMES Intermediate Holdings, LLC	First Lien Term Loan	11.68%	SOFR	625	7/6/2029	USD	28,166,154	27,605,902	28,191,503	[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	10.94%	SOFR	550	8/10/2027	USD	5,005,862	4,932,923	4,918,855	[1,2,3]
Graffiti Buyer, Inc.	Revolver	0.50%			8/10/2027	USD	2,522,321	(3,153)	(43,840)	[1,3,6]
Graffiti Buyer, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/10/2027	USD	10,984,710	10,861,132	10,793,785	[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	1.00%			4/29/2030	USD	4,203,869	(62,169)	(73,067)	[1,3,6]
Graffiti Buyer, Inc.	First Lien Term Loan	10.92%	SOFR	550	4/29/2030	USD	4,624,256	4,556,276	4,543,882	[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	1.00%			8/10/2027	USD	1,259,532	(21,493)	(21,892)	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	10.92%	SOFR	550	8/10/2027	USD	1,385,485	1,362,042	1,361,404	[1,2,3,4]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	11.07%	SOFR	575	4/2/2031	USD	53,110,465	52,330,699	52,313,808	[1,2,3]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			4/2/2031	USD	12,645,349	(186,650)	(189,680)	[1,3,6]
Ground Penetrating Radar Systems, LLC	Revolver	0.50%			4/2/2031	USD	6,744,186	(97,942)	(101,163)	[1,3,6]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			4/2/2031	USD	5,409,562	(80,123)	(81,143)	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	Revolver	0.50%			4/2/2031	USD	2,885,100	(42,177)	(43,276)	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	11.07%	SOFR	575	4/2/2031	USD	22,720,161	22,385,177	22,379,359	[1,2,3,4]
Groundworks, LLC	Revolver	0.50%			3/14/2029	USD	837,696	(8,788)	(8,958)	[1,3,6]
Groundworks, LLC	First Lien Term Loan	11.82%	SOFR	650	3/14/2030	USD	731,152	723,086	723,333	[1,2,3]
Groundworks, LLC	Delayed Draw	11.83%	SOFR	650	3/14/2030	USD	1,118,325	626,592	626,785	[1,2,3,7]
GS Seer Group Borrower LLC	Delayed Draw	12.08%	SOFR	675	4/28/2030	USD	2,748,188	1,115,324	1,156,258	[1,2,3,7]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(21,468)	(11,009)	[1,3,6]
GS Seer Group Borrower LLC	First Lien Term Loan	12.08%	SOFR	675	4/28/2030	USD	6,464,908	6,292,304	6,367,935	[1,2,3]
Guidehouse, Inc.	First Lien Term Loan	11.09%	SOFR	575	12/16/2030	USD	24,893,080	24,467,642	24,597,745	[1,2,3,7]
HeartLand PPC Buyer, LLC	First Lien Term Loan	11.08%	SOFR	575	12/12/2029	USD	22,981,788	22,548,586	22,694,516	[1,2,3,4]
HeartLand PPC Buyer, LLC	Delayed Draw	11.08%	SOFR	575	12/12/2029	USD	420,266	412,307	415,013	[1,2,3,4]
HeartLand PPC Buyer, LLC	Revolver	11.08%	SOFR	575	12/12/2029	USD	90,513	88,848	89,382	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HeartLand PPC Buyer, LLC	Delayed Draw	11.08%	SOFR	575	12/12/2029	USD	4,217,151	513,700	541,918	[1,2,3,7]
HeartLand PPC Buyer, LLC	Revolver	11.08%	SOFR	575	12/12/2029	USD	5,340,281	1,168,926	1,200,432	[1,2,3,7]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.43%	ARR CSA	700	3/31/2030	USD	17,972,293	17,571,707	18,331,738	[1,2,3]
High Bar Brands Operating, LLC	Delayed Draw	1.00%			12/19/2029	USD	3,297,402	(63,336)	(24,731)	[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,508,774	(27,763)	(11,316)	[1,3,4,6]
High Bar Brands Operating, LLC	First Lien Term Loan	10.58%	SOFR	525	12/19/2029	USD	9,542,681	9,362,921	9,471,111	[1,2,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	11.21%	ARR CSA	575	11/17/2028	USD	47,549,789	46,749,577	47,378,610	[1,2,3]
Highground Restoration Group, Inc.	Delayed Draw	11.21%	ARR CSA	575	11/17/2028	USD	14,887,500	14,738,625	14,833,905	[1,2,3]
Hills Distribution, Inc.	Delayed Draw	1.00%			11/8/2029	USD	838,165	(15,888)	(16,763)	[1,3,4,6]
Hills Distribution, Inc.	Revolver	9.83%	SOFR	450	11/8/2029	USD	600	589	588	[1,2,3,4]
Hills Distribution, Inc.	Revolver	0.50%			11/8/2029	USD	400	(7)	(8)	[1,3,6]
Hills Distribution, Inc.	First Lien Term Loan	11.33%	SOFR	600	11/8/2029	USD	1,421,348	1,395,062	1,392,921	[1,2,3,4]
HP RSS Buyer, Inc.	First Lien Term Loan	10.33%	SOFR	500	12/11/2029	USD	11,459,366	11,244,315	11,344,772	[1,2,3,4]
HP RSS Buyer, Inc.	Delayed Draw	10.33%	SOFR	500	12/11/2029	USD	2,723,388	2,672,507	2,696,155	[1,2,3,4]
HP RSS Buyer, Inc.	Delayed Draw	1.00%			12/11/2029	USD	899,878	(8,764)	(12,598)	[1,3,6]
HP RSS Buyer, Inc.	Delayed Draw	10.33%	SOFR	500	12/11/2029	USD	1,690,426	1,658,346	1,673,522	[1,2,3]
HP RSS Buyer, Inc.	Delayed Draw	10.35%	SOFR	500	12/11/2029	USD	4,661,336	4,572,476	4,614,723	[1,2,3]
HP RSS Buyer, Inc.	Delayed Draw	10.35%	SOFR	500	12/11/2029	USD	830,599	815,806	821,924	[1,2,3,4]
HPS Industrials	First Lien Term Loan	10.85%	SOFR	550	7/25/2025	USD	9,610,662	9,575,991	9,418,448	[1,2,3,4]
HPS Industrials	First Lien Term Loan	11.56%	SOFR	625	3/10/2028	USD	2,173,809	2,134,967	2,099,726	[1,2,3]
HPS Industrials	First Lien Term Loan	12.06%	SOFR	675	1/9/2030	USD	2,118,204	2,079,890	2,115,634	[1,2,3]
HPS Industrials	First Lien Term Loan	13.23%	SOFR	750	8/16/2028	USD	3,517,792	3,425,547	3,459,700	[1,2,3]
Hydraulic Technologies USA LLC	Revolver	0.50%			6/3/2030	USD	3,148,500	(62,687)	(62,970)	[1,3,4,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	10.85%	SOFR	550	6/3/2031	USD	23,172,960	22,710,686	22,709,500	[1,2,3,4]
iCIMS, Inc.	Revolver	12.08%	SOFR	675	8/18/2028	USD	1,777,142	190,476	179,369	[1,2,3,7]
iCIMS, Inc.	First Lien Term Loan	12.58% 3.88% PIK	SOFR	338	8/18/2028	USD	31,215,881	30,816,041	30,995,781	[1,2,3,5]
ID Images Acquisition	First Lien Term Loan	11.69%	SOFR	635	7/30/2026	USD	14,227,972	14,049,547	14,343,219	[1,2,3]
Individual FoodService	Delayed Draw	11.33%	SOFR	600	10/31/2029	USD	297,199	291,413	291,255	[1,2,3,4]
Individual FoodService	Revolver	0.50%			10/31/2029	USD	934,153	(17,991)	(9,342)	[1,3,4,6]
Individual FoodService	First Lien Term Loan	11.33%	SOFR	600	10/31/2029	USD	11,027,674	10,813,001	10,807,121	[1,2,3,4]
Individual FoodService	Delayed Draw	11.33%	SOFR	600	10/31/2029	USD	917,200	351,335	350,873	[1,2,3,7]
Infogain Corporation	First Lien Term Loan	11.19%	SOFR	575	7/30/2028	USD	19,650,000	19,352,526	19,650,000	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	9.00%	EURIBOR	525	2/21/2029	EUR	538,430	646,895	576,601	[1,2,3,8]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/21/2029	USD	3,375,128	3,319,017	3,375,128	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/16/2029	USD	20,000,000	19,607,879	20,000,000	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	9.00%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,981,459	2,944,956	[1,2,3,8]
Jet Equipment & Tools	First Lien Term Loan	11.22%	CORRA	525	12/28/2028	CAD	3,200,000	2,314,457	2,321,468	[1,2,3,8]
Keel Platform, LLC	First Lien Term Loan	10.58%	SOFR	525	1/19/2031	USD	11,749,233	11,579,911	11,582,854	[1,2,3]
Keel Platform, LLC	Delayed Draw	1.00%			1/19/2031	USD	3,421,767	(49,869)	(48,455)	[1,3,6]
KENG Acquisition, Inc.	Delayed Draw	11.33%	SOFR	600	8/7/2029	USD	9,068,861	2,096,232	2,246,342	[1,2,3,7]
KENG Acquisition, Inc.	Revolver	11.33%	SOFR	600	8/7/2029	USD	3,266,129	313,911	362,903	[1,2,3,7]
KENG Acquisition, Inc.	First Lien Term Loan	11.33%	SOFR	600	8/7/2029	USD	11,945,867	11,785,756	11,997,234	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Kings Buyer, LLC	Revolver	12.50%	PRIME	400	10/29/2027	USD	201,719	67,576	70,602	[1,2,3,4,7]
Kings Buyer, LLC	First Lien Term Loan	12.75%	PRIME	660	10/29/2027	USD	5,921,202	5,830,640	5,921,202	[1,2,3,4]
Kittyhawk, Inc.	Revolver	0.50%			4/26/2029	USD	466,500	(9,024)	(9,330)	[1,3,6]
Kittyhawk, Inc.	First Lien Term Loan	10.59%	SOFR	550	4/26/2029	USD	1,994,400	1,955,502	1,954,512	[1,2,3]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	2,213,115	(33,197)	—	[1,3,6]
Kleinfelder Intermediate LLC	Revolver	13.75%	PRIME	525	9/18/2028	USD	1,475,410	59,016	59,016	[1,2,3,7]
Kleinfelder Intermediate LLC	First Lien Term Loan	11.59%	SOFR	625	9/18/2030	USD	11,254,918	11,097,026	11,254,918	[1,2,3]
Komline-Sanderson Group, Inc.	Delayed Draw	11.58%	SOFR	600	3/17/2026	USD	8,778,076	8,664,750	8,712,241	[1,2,3]
Komline-Sanderson Group, Inc.	Revolver	11.46%	SOFR	600	3/17/2026	USD	2,343,750	984,375	966,797	[1,2,3,7]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.46%	SOFR	600	3/17/2026	USD	8,092,189	8,045,965	8,031,498	[1,2,3]
Komline-Sanderson Group, Inc.	Delayed Draw	11.59%	SOFR	600	3/17/2026	USD	4,687,500	568,407	589,844	[1,2,3,7]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.60%	SOFR	600	3/17/2026	USD	1,882,536	1,872,087	1,868,417	[1,2,3]
KPSKY Acquisition, Inc.	Delayed Draw	10.90%	SOFR	550	10/19/2028	USD	1,472,742	1,443,334	1,443,287	[1,2,3]
KPSKY Acquisition, Inc.	Delayed Draw	10.69%	SOFR	525	10/19/2028	USD	4,951,491	4,852,863	4,852,461	[1,2,3]
KPSKY Acquisition, Inc.	Delayed Draw	10.65%	SOFR	525	10/19/2028	USD	55,999,418	611,114	1,639,364	[1,2,3,7]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.68%	SOFR	525	10/19/2028	USD	21,601,563	21,251,428	21,169,531	[1,2,3]
LandCare Holdings, Inc.	First Lien Term Loan	10.85%	SOFR	525	7/26/2027	USD	2,478,006	2,430,814	2,428,446	[1,2,3]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.73%	SOFR	625	10/31/2024	USD	5,294,181	5,195,143	5,294,181	[1,2,3]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.72%	SOFR	625	10/31/2024	USD	231,512	230,566	231,512	[1,2,3]
Lav Gear Holdings, Inc.	Delayed Draw	11.73%	SOFR	625	10/31/2024	USD	14,850,000	14,367,375	14,850,000	[1,2,3]
Lav Gear Holdings, Inc.	Delayed Draw	11.72%	SOFR	625	10/31/2024	USD	6,930,000	6,704,797	6,930,000	[1,2,3]
Lereta, LLC	First Lien Term Loan	10.71%	SOFR	525	7/30/2028	USD	18,037,500	17,857,125	13,642,302	[1,2,3]
Liberty Purchaser, LLC	Delayed Draw	11.95%	SOFR	650	11/22/2029	USD	1,404	1,404	1,375	[1,2,3]
Liberty Purchaser, LLC	Revolver	11.95%	SOFR	650	11/22/2028	USD	133,183	12,786	10,122	[1,2,3,7]
Liberty Purchaser, LLC	First Lien Term Loan	11.95%	SOFR	650	11/22/2029	USD	5,691	5,548	5,577	[1,2,3]
Lightbeam Bidco, Inc.	Revolver	0.50%			5/4/2029	USD	934,761	(4,674)	—	[1,3,4,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	10.33%	SOFR	500	5/4/2030	USD	9,159,118	8,967,576	9,155,403	[1,2,3,4]
Lightbeam Bidco, Inc.	Delayed Draw	10.33%	SOFR	500	5/4/2030	USD	2,081,605	2,043,901	2,079,315	[1,2,3,4]
Lightbeam Bidco, Inc.	Delayed Draw	10.34%	SOFR	500	5/4/2030	USD	6,203,225	2,008,836	2,052,234	[1,2,3,7]
Lithium Technologies, LLC	First Lien Term Loan	16.33% PIK	SOFR	1100	1/3/2025	USD	9,435,959	9,435,959	8,067,745	[1,2,3,5]
LJ Avalon Holdings, LLC	First Lien Term Loan	11.74%	SOFR	625	2/1/2030	USD	11,052,155	10,765,690	10,744,905	[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	10.58%	SOFR	525	2/1/2030	USD	2,583,681	941,604	936,165	[1,2,3,7]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,034,483	(25,773)	(28,759)	[1,3,6]
LJ Avalon Holdings, LLC	Delayed Draw	1.00%			2/1/2030	USD	3,017,241	(30,128)	(30,172)	[1,3,6]
LSF12 Donnelly Bidco, LLC	First Lien Term Loan	11.84%	SOFR	650	10/2/2029	USD	901,268	880,673	893,816	[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(87,449)	(71,273)	[1,3,6]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(68,939)	(59,394)	[1,3,6]
Magneto Components Buyco, LLC	First Lien Term Loan	11.34%	SOFR	600	12/5/2030	USD	18,333,333	17,898,673	17,974,000	[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.73%	ARR CSA	625	6/23/2028	USD	6,914,281	6,840,195	6,810,567	[1,2,3]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.73%	ARR CSA	625	6/23/2028	USD	21,475,379	21,260,625	21,153,248	[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	10.33%	SOFR	500	3/10/2029	USD	24,937,500	24,367,674	25,064,806	[1,2]
MEI Buyer, LLC	Delayed Draw	1.00%			6/29/2029	USD	2,079,379	(31,191)	—	[1,3,4,6]
MEI Buyer, LLC	Revolver	0.50%			6/29/2029	USD	2,287,317	—	—	[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	10.34%	SOFR	500	6/29/2029	USD	14,856,164	14,438,525	14,838,905	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Modigent, LLC	Delayed Draw	11.82%	SOFR	650	8/23/2028	USD	3,629,773	1,090,809	1,150,485	[1,2,3,4,7]
Modigent, LLC	Revolver	13.50%	PRIME	550	8/23/2027	USD	155,530	127,016	130,904	[1,2,3,4,7]
Monarch Landscape Holdings, LLC	Delayed Draw	11.08%	SOFR	575	3/31/2028	USD	3,252,271	3,219,749	3,209,992	[1,2,3,4]
Monarch Landscape Holdings, LLC	First Lien Term Loan	11.08%	SOFR	575	3/31/2028	USD	4,188,321	4,117,722	4,133,873	[1,2,3,4]
Motion & Control Enterprises LLC	Revolver	0.50%			6/1/2028	USD	1,410,566	—	(28,211)	[1,3,4,6]
Motion & Control Enterprises LLC	Delayed Draw	11.35%	SOFR	600	6/1/2028	USD	2,703,707	2,633,944	2,649,633	[1,2,3,4]
Motion & Control Enterprises LLC	First Lien Term Loan	11.35%	SOFR	600	6/1/2028	USD	29,850,000	29,193,003	29,253,000	[1,2,3]
Motion & Control Enterprises LLC	First Lien Term Loan	11.35%	SOFR	600	6/1/2028	USD	2,691,886	2,631,357	2,638,049	[1,2,3,4]
Motion & Control Enterprises LLC	Delayed Draw	11.35%	SOFR	600	6/1/2028	USD	5,485,532	1,764,536	1,761,941	[1,2,3,7]
My Buyer, LLC	Delayed Draw	1.00%			1/26/2026	USD	564,000	(10,499)	(11,280)	[1,3,6]
My Buyer, LLC	Revolver	0.50%			1/26/2030	USD	423,750	(7,880)	(8,475)	[1,3,6]
My Buyer, LLC	First Lien Term Loan	11.08%	SOFR	575	1/26/2030	USD	1,425,200	1,398,121	1,396,696	[1,2,3]
NFM & J, LP	First Lien Term Loan	11.18%	SOFR	575	11/30/2027	USD	9,991,514	9,903,583	9,807,670	[1,2,3]
NFM & J, LP	Delayed Draw	11.19%	SOFR	575	11/30/2027	USD	5,565,942	129,554	82,670	[1,2,3,7]
NFM & J, LP	Revolver	13.25%	PRIME	475	11/30/2027	USD	2,226,563	407,907	385,789	[1,2,3,7]
North Star Acquisitionco LLC	Delayed Draw	11.04%	SOFR	575	5/3/2029	USD	1,831,999	1,777,964	1,831,999	[1,2,3,4]
North Star Acquisitionco LLC	Revolver	0.50%			5/3/2029	USD	2,198,398	1,149,838	1,193,806	[1,3,4,7]
North Star Acquisitionco LLC	First Lien Term Loan	10.31%	SOFR	500	5/3/2029	USD	20,000,844	19,655,929	20,000,844	[1,2,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			10/1/2027	USD	2,000,000	—	—	[1,3,6]
Northstar Recycling, Inc.	First Lien Term Loan	10.13%	SOFR	480	10/1/2027	USD	11,084,000	10,646,494	11,084,000	[1,2,3]
P20 Parent, Inc.	First Lien Term Loan	12.83%	SOFR	750	7/12/2028	USD	34,475,000	33,951,828	33,937,190	[1,2,3]
PAG Holding Corporation	First Lien Term Loan	10.83%	SOFR	550	12/26/2029	USD	21,077,059	20,680,695	20,677,414	[1,2,3]
PAG Holding Corporation	Delayed Draw	10.83%	SOFR	550	12/26/2029	USD	6,969,377	988,963	990,237	[1,2,3,7]
PAG Holding Corporation	Revolver	10.81%	SOFR	550	12/26/2029	USD	1,900,739	408,628	407,466	[1,2,3,7]
Paint Intermediate III, LLC	Revolver	11.17%	SOFR	575	10/7/2027	USD	243,879	239,633	242,659	[1,2,3,4]
Paint Intermediate III, LLC	First Lien Term Loan	10.93%	SOFR	550	10/6/2028	USD	12,827,798	12,587,085	12,763,659	[1,2,3,4]
Paint Intermediate III, LLC	Revolver	0.50%			10/7/2027	CAD	487,757	4,969	(1,783)	[1,3,4,6,8]
Paint Intermediate III, LLC	Revolver	11.17%	SOFR	575	10/7/2027	USD	1,219,393	661,578	676,763	[1,2,3,7]
Panda Acquisition LLC	First Lien Term Loan	12.18%	SOFR	675	10/18/2028	USD	15,500,000	12,986,681	13,477,250	[1,2,3]
PCX Holding Corp.	Delayed Draw	11.73%	SOFR	625	4/22/2027	USD	3,050,352	3,015,270	2,918,932	[1,2,3]
PCX Holding Corp.	Revolver	11.74%	SOFR	625	4/22/2027	USD	625,000	520,833	493,906	[1,2,3,7]
PCX Holding Corp.	First Lien Term Loan	11.73%	SOFR	625	4/22/2027	USD	6,078,125	6,017,344	5,816,260	[1,2,3]
PCX Holding Corp.	Delayed Draw	11.75%	SOFR	625	4/22/2027	USD	3,070,664	2,993,902	2,938,370	[1,2,3]
Pele Buyer LLC	First Lien Term Loan	11.31% 0.50% PIK	SOFR	550	6/18/2026	USD	6,466,536	6,466,446	6,175,542	[1,2,3,5]
People Corporation	Delayed Draw	11.22%	CDOR	600	2/18/2028	CAD	5,110,396	2,304,288	2,348,197	[1,2,3,4,7,8]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2026	USD	2,670,000	(39,614)	(42,608)	[1,3,6]
Polycorp Ltd.	First Lien Term Loan	11.09%	SOFR	575	1/24/2030	USD	6,534,000	6,454,296	6,429,730	[1,2,3]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2030	USD	2,670,000	(24,194)	(42,608)	[1,3,6]
Polycorp Ltd.	Revolver	11.07%	SOFR	575	1/24/2030	USD	1,337,500	197,985	192,656	[1,2,3,7]
Polyphase Elevator Holding Company	Delayed Draw	11.43% 5.00% PIK	SOFR	100	6/23/2027	USD	3,376,284	3,356,001	2,008,889	[1,2,3,5]
Polyphase Elevator Holding Company	First Lien Term Loan	11.43% 5.00% PIK	SOFR	100	6/23/2027	USD	9,885,443	9,786,739	5,881,838	[1,2,3,5]
Power Grid Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	475	11/30/2030	USD	32,800,000	32,181,594	32,390,000	[1,2,3]
Power Grid Holdings, Inc.	Revolver	10.08%	SOFR	475	11/30/2030	USD	7,700,000	243,378	288,750	[1,2,3,7]
Power Grid Holdings, Inc.	Revolver	0.50%			12/2/2030	USD	3,449,535	(63,947)	(43,119)	[1,3,4,6]
Power Grid Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	475	12/2/2030	USD	15,867,860	15,567,006	15,669,511	[1,2,3,4]
Pregis TopCo LLC	Second Lien Term Loan	13.19%	SOFR	775	8/1/2029	USD	5,000,000	4,941,727	5,000,000	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Prime Buyer, LLC	Revolver	10.68%	SOFR	525	12/22/2026	USD	3,856,132	192,807	203,989	[1,2,3,7]
Prime Buyer, LLC	First Lien Term Loan	10.69%	SOFR	525	12/22/2026	USD	22,932,281	22,422,788	22,957,777	[1,2,3]
Process Insights	Delayed Draw	1.00%			7/18/2029	USD	1,620,679	(20,258)	(4,052)	[1,3,4,6]
Process Insights	Revolver	11.58%	SOFR	625	7/18/2029	USD	1,620,679	453,790	482,152	[1,2,3,4,7]
Process Insights	First Lien Term Loan	11.58%	SOFR	625	7/18/2029	USD	9,191,681	8,986,682	9,168,702	[1,2,3,4]
PSC PARENT, INC.	Revolver	10.58%	SOFR	525	4/3/2030	USD	88,083	87,228	87,202	[1,2,3,4]
PSC PARENT, INC.	Revolver	0.50%			4/3/2030	USD	572,541	(5,498)	(5,725)	[1,3,6]
PSC PARENT, INC.	First Lien Term Loan	10.58%	SOFR	525	4/3/2031	USD	2,952,271	2,923,434	2,922,748	[1,2,3,4]
PSC PARENT, INC.	Delayed Draw	1.00%			4/3/2026	USD	1,194,967	(11,230)	(11,950)	[1,3,4,6]
PT Intermediate Holdings III, LLC	Delayed Draw	10.33% 1.75% PIK	SOFR	598	11/1/2028	USD	9,207,533	9,115,457	9,196,484	[1,2,3]
PT Intermediate Holdings III, LLC	Delayed Draw	10.33% 1.75% PIK	SOFR	325	10/15/2025	USD	12,838,000	12,709,620	12,822,594	[1,2,3,5]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			11/1/2028	USD	1,250,250	—	(1,500)	[1,3,6]
PT Intermediate Holdings III, LLC	First Lien Term Loan	10.33% 1.75% PIK	SOFR	325	10/15/2025	USD	2,442,358	2,432,874	2,436,252	[1,2,3,5]
PT Intermediate Holdings III, LLC	First Lien Term Loan	10.33% 1.75% PIK	SOFR	325	11/1/2028	USD	3,723,861	3,686,546	3,714,551	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	10.33% 1.75% PIK	SOFR	325	11/1/2028	USD	21,516,750	21,425,670	21,462,958	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	10.33% 1.75% PIK	SOFR	325	10/15/2025	USD	1,528,591	1,525,282	1,524,770	[1,2,3]
PT Intermediate Holdings III, LLC	Delayed Draw	10.08%	SOFR	475	10/15/2025	USD	4,869,565	675,365	680,765	[1,2,3,7]
R1 Holdings LLC	Delayed Draw	11.59%	SOFR	625	12/29/2028	USD	3,495,670	1,175,841	1,267,594	[1,2,3,7]
R1 Holdings LLC	Revolver	11.59%	SOFR	625	12/29/2028	USD	2,714,932	143,379	165,158	[1,2,3,7]
R1 Holdings LLC	First Lien Term Loan	11.59%	SOFR	625	12/29/2028	USD	13,605,556	13,272,011	13,687,189	[1,2,3]
Radwell Parent, LLC	Delayed Draw	10.85%	SOFR	550	4/1/2029	USD	7,302,304	5,002,160	5,184,308	[1,2,3,7]
Radwell Parent, LLC	Revolver	10.83%	SOFR	550	3/30/2029	USD	2,921,300	763,030	792,243	[1,2,3,7]
Radwell Parent, LLC	Revolver	0.50%			3/30/2029	USD	348,830	—	3,488	[1,3,6]
Radwell Parent, LLC	First Lien Term Loan	10.83%	SOFR	550	4/1/2029	USD	58,570,779	57,948,192	59,156,487	[1,2,3]
RCS Industrials	Revolver	0.50%			1/31/2025	USD	285,714	—	(1,903)	[1,3,4,6]
RCS Industrials	First Lien Term Loan	10.98%	SOFR	550	1/31/2025	USD	1,357,609	1,347,527	1,348,568	[1,2,3,4]
RED FOX CD ACQUISITI	Delayed Draw	11.34%	SOFR	600	3/4/2030	USD	338,491	331,744	331,721	[1,2,3,4]
RED FOX CD ACQUISITI	Delayed Draw	1.00%			3/4/2030	USD	14,555,126	(289,759)	(291,102)	[1,3,6]
Renovation Systems, LLC	First Lien Term Loan	11.74%	SOFR	625	1/23/2028	USD	3,244,760	3,191,002	3,172,154	[1,2,3]
Renovation Systems, LLC	Delayed Draw	11.68%	SOFR	625	1/12/2026	USD	359,752	172,698	171,826	[1,2,3,7]
Renovation Systems, LLC	Delayed Draw	11.68%	SOFR	625	1/23/2028	USD	359,752	175,360	171,826	[1,2,3,7]
Renovation Systems, LLC	Revolver	13.75%	PRIME	525	1/23/2028	USD	240,055	188,157	186,672	[1,2,3,7]
RKD Group, LLC	Delayed Draw	11.48%	SOFR	600	4/10/2026	USD	1,059,651	786,642	784,774	[1,2,3,7]
Rocket Bidco Limited	Delayed Draw	10.45%	SONIA	525	9/15/2027	GBP	13,639,922	17,411,526	17,241,716	[1,2,3,4,8]
RPM Intermediate Holdings, Inc.	Delayed Draw	11.71%	SOFR	625	9/11/2028	USD	2,678,571	1,328,069	1,383,929	[1,2,3,7]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	11.71%	SOFR	625	9/11/2028	USD	9,747,768	9,511,887	9,796,507	[1,2,3]
RQM Buyer, Inc.	First Lien Term Loan	11.35%	SOFR	575	8/12/2026	USD	28,414,176	28,231,707	28,286,313	[1,2,3]
RQM Buyer, Inc.	Delayed Draw	11.35%	SOFR	575	8/12/2026	USD	4,617,188	4,617,188	4,596,410	[1,2,3]
Safety Products Holdings, LLC	First Lien Term Loan	11.50%	SOFR	600	12/15/2026	USD	9,798,859	9,660,208	9,691,072	[1,2,3]
SEI Holding I Corporation	Delayed Draw	12.09%	SOFR	675	3/24/2028	USD	2,320,078	2,250,562	2,343,279	[1,2,3]
SEI Holding I Corporation	Revolver	14.25%	FIXED	575	3/24/2028	USD	1,439,535	383,876	383,876	[1,2,3,7]
SEI Holding I Corporation	First Lien Term Loan	12.09%	SOFR	675	3/24/2028	USD	16,025,058	15,636,853	16,185,308	[1,2,3]
SEI Holding I Corporation	Delayed Draw	12.08%	SOFR	675	3/27/2028	USD	6,581,979	2,302,206	2,384,324	[1,2,3,7]
Seko Global Logistics Network, LLC	Revolver	10.50%	SOFR	500	12/30/2026	USD	64,717	38,050	36,173	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Seko Worldwide, LLC	First Lien Term Loan	8.72%	EURIBOR	500	12/30/2026	EUR	10,437,864	11,538,836	10,853,679	[1,2,3,8]
Seko Worldwide, LLC	First Lien Term Loan	10.48%	SOFR	500	12/30/2026	USD	9,822,335	9,688,136	9,537,487	[1,2,3]
Shermco Intermediate Holdings, Inc.	Delayed Draw	10.59%	SOFR	525	6/5/2026	USD	775,776	118,542	137,852	[1,2,3,4,7]
Shermco Intermediate Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	6/5/2026	USD	1,402,085	1,376,191	1,402,085	[1,2,3,4]
Sonny's Enterprises, LLC	Revolver	0.50%			8/5/2027	USD	1,283,031	—	—	[1,3,6]
Sonny's Enterprises, LLC	First Lien Term Loan	10.73%	SOFR	525	8/5/2028	USD	9,999,819	9,828,581	9,999,819	[1,2,3]
Sonny's Enterprises, LLC	Delayed Draw	10.72%	SOFR	525	8/5/2028	USD	740,886	452,887	463,993	[1,2,3,7]
Spartronics LLC	Revolver	11.68%	SOFR	625	12/31/2025	USD	4,007,350	3,060,301	3,060,350	[1,2,3,7]
Spartronics LLC	First Lien Term Loan	11.70%	SOFR	625	12/31/2025	USD	8,523,068	8,459,145	8,523,068	[1,2,3]
Standard Elevator Systems	First Lien Term Loan	11.25%	SOFR	575	12/2/2027	USD	9,775,000	9,645,463	9,256,925	[1,2,3]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.84%	SOFR	525	7/10/2026	USD	3,728,366	3,661,089	3,680,997	[1,2,3]
Sunvair Aerospace Group, Inc.	Delayed Draw	1.00%			5/31/2031	USD	125,000,000	(1,864,064)	(1,875,000)	[1,3,6]
Sunvair Aerospace Group, Inc.	Revolver	0.50%			5/31/2031	USD	30,000,000	(444,681)	(450,000)	[1,3,6]
Sunvair Aerospace Group, Inc.	First Lien Term Loan	10.35%	SOFR	500	5/31/2031	USD	132,000,000	130,035,833	130,020,000	[1,2,3]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/2/2030	USD	6,480,000	(82,757)	(77,760)	[1,3,6]
SurfacePrep Buyer, LLC	Revolver	10.34%	SOFR	500	2/2/2030	USD	6,480,000	691,936	732,240	[1,2,3,7]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.33%	SOFR	500	2/2/2030	USD	34,344,000	33,708,332	33,931,872	[1,2,3]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/4/2030	USD	4,440,323	(86,113)	(53,284)	[1,3,4,6]
SurfacePrep Buyer, LLC	Revolver	10.35%	SOFR	500	2/4/2030	USD	555,040	544,436	548,380	[1,2,3,4]
SurfacePrep Buyer, LLC	Revolver	0.50%			2/4/2030	USD	3,885,282	(72,951)	(46,623)	[1,3,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.33%	SOFR	500	2/4/2030	USD	23,533,710	23,084,104	23,251,305	[1,2,3,4]
SV Newco 2, Inc.	Delayed Draw	1.00%			5/31/2031	USD	4,592,613	(68,644)	(68,889)	[1,3,4,6]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	2,952,185	(43,955)	(44,283)	[1,3,4,6]
SV Newco 2, Inc.	First Lien Term Loan	10.10%	SOFR	475	5/31/2031	USD	7,348,180	7,238,493	7,237,957	[1,2,3,4]
System Planning and Analysis, Inc.	First Lien Term Loan	11.16%	SOFR	575	8/16/2027	USD	14,960,305	14,370,539	14,855,803	[1,2,3]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	—	(28,487)	[1,3,6]
Tank Holding Corp.	First Lien Term Loan	11.19%	SOFR	575	3/31/2028	USD	62,113,242	61,230,436	61,278,750	[1,2,3]
TecoStar Holdings, Inc.	First Lien Term Loan	13.80% 4.50% PIK	SOFR	400	7/7/2029	USD	20,919,578	20,468,979	20,907,704	[1,2,3,5]
Texas Hydraulics, Inc.	First Lien Term Loan	11.94%	SOFR	650	12/22/2026	USD	13,417,191	13,227,937	13,148,847	[1,2,3]
The Arcticom Group, LLC	Revolver	11.73%	SOFR	625	12/22/2027	USD	2,171,429	1,862,831	1,862,857	[1,2,3,7]
The Arcticom Group, LLC	Delayed Draw	12.25%	SOFR	675	12/22/2027	USD	8,910,000	8,582,409	8,933,166	[1,2,3]
The Arcticom Group, LLC	Delayed Draw	11.58%	SOFR	625	12/22/2027	USD	382,171	334,316	343,868	[1,2,3,7]
The Arcticom Group, LLC	First Lien Term Loan	11.74%	SOFR	625	12/22/2027	USD	1,471,114	1,439,811	1,471,114	[1,2,3]
The Arcticom Group, LLC	Delayed Draw	11.58%	SOFR	625	12/22/2027	USD	449,745	393,643	404,669	[1,2,3,4,7]
The Arcticom Group, LLC	First Lien Term Loan	11.74%	SOFR	625	12/22/2027	USD	1,726,880	1,690,435	1,726,880	[1,2,3,4]
The Pasha Group	First Lien Term Loan	12.73%	SOFR	725	7/19/2026	USD	16,362,575	16,066,899	16,035,324	[1,2,3]
The Vertex Companies, Inc.	First Lien Term Loan	11.44%	SOFR	600	8/31/2027	USD	9,538,044	9,394,973	9,538,044	[1,2,3]
The Vertex Companies, Inc.	Delayed Draw	11.44%	SOFR	600	8/31/2027	USD	3,868,162	3,810,202	3,868,162	[1,2,3]
The Vertex Companies, Inc.	Revolver	11.44%	SOFR	600	8/31/2027	USD	1,304,348	761,295	779,348	[1,2,3,7]
The Vertex Companies, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/31/2027	USD	817,934	802,726	801,576	[1,2,3]
Time Manufacturing Acquisition, LLC	Revolver	12.00%	SOFR	650	12/1/2027	USD	3,123,288	2,791,878	2,650,542	[1,2,3,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	12.00%	SOFR	650	12/1/2027	USD	17,999,229	17,999,229	17,169,493	[1,2,3]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.29%	EURIBOR	650	12/1/2027	EUR	11,563,053	13,136,492	11,811,966	[1,2,3,8]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.24%	SOFR	475	12/15/2028	USD	23,403,846	23,369,223	23,403,846	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.49%	SOFR	500	12/15/2028	USD	14,962,500	14,547,759	14,751,529	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	10.23%	SOFR	475	8/12/2027	USD	5,433,065	5,359,178	5,378,735	[1,2,3]
Titan Group Holdco, LLC	Revolver	14.25%	PRIME	575	8/12/2027	USD	2,500,000	799,999	775,000	[1,2,3,7]
Titan Group Holdco, LLC	First Lien Term Loan	10.23%	SOFR	475	8/12/2027	USD	8,531,250	8,445,937	8,445,938	[1,2,3]
TPC Wire & Cable Corp.	First Lien Term Loan	10.94%	SOFR	550	2/16/2027	USD	653,373	640,659	653,373	[1,2,3,4]
Truck-Lite Co., LLC	First Lien Term Loan	11.07%	SOFR	575	2/13/2031	USD	39,110,372	38,254,130	38,523,717	[1,2,3,4]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2031	USD	4,002,316	(76,919)	(60,035)	[1,3,6]
Truck-Lite Co., LLC	First Lien Term Loan	11.07%	SOFR	575	2/13/2031	USD	37,021,425	36,307,353	36,466,103	[1,2,3]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2031	USD	4,228,147	(91,128)	(63,422)	[1,3,4,6]
Truck-Lite Co., LLC	Revolver	11.10%	SOFR	575	2/13/2030	USD	140,938	137,873	138,824	[1,2,3,4]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	5,333,333	(75,529)	(80,000)	[1,3,6]
Truck-Lite Co., LLC	Revolver	11.08%	SOFR	575	2/13/2030	USD	11,453,962	774,166	803,594	[1,2,3,7]
Truck-Lite Co., LLC	First Lien Term Loan	11.07%	SOFR	575	2/13/2030	USD	49,333,333	48,622,470	48,593,333	[1,2,3]
Trystar, Inc.	First Lien Term Loan	10.94%	SOFR	550	9/28/2027	USD	7,725,388	7,725,388	7,617,233	[1,2,3]
Ubeo, LLC	Revolver	0.50%			4/3/2026	USD	2,319,369	—	(23,194)	[1,3,6]
Ubeo, LLC	First Lien Term Loan	10.75%	SOFR	525	4/3/2026	USD	22,567,228	22,326,557	22,341,555	[1,2,3]
Ubeo, LLC	First Lien Term Loan	10.98%	SOFR	550	5/1/2034	USD	1,362,962	1,349,454	1,349,332	[1,2,3]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	1.00%			6/21/2031	USD	3,300,568	(49,415)	(49,509)	[1,3,6]
United Flow Technologies Intermediate Holdco II, LLC	Revolver	10.60%	SOFR	525	6/21/2030	USD	660,114	16,546	16,503	[1,2,3,7]
United Flow Technologies Intermediate Holdco II, LLC	First Lien Term Loan	10.60%	SOFR	525	6/21/2031	USD	5,941,022	5,852,134	5,851,907	[1,2,3]
USRP Holdings, Inc.	Revolver	0.50%			7/23/2027	USD	645,161	(6,452)	(12,903)	[1,3,6]
USRP Holdings, Inc.	Revolver	0.50%			7/23/2027	USD	3,145,613	(31,456)	(62,912)	[1,3,4,6]
USRP Holdings, Inc.	Delayed Draw	11.19%	SOFR	575	7/23/2027	USD	19,987,000	7,996,709	8,120,593	[1,2,3,7]
USRP Holdings, Inc.	First Lien Term Loan	11.19%	SOFR	575	7/23/2027	USD	32,722,955	32,020,951	32,068,496	[1,2,3]
USSC HOLDING CORP.	First Lien Term Loan	10.60%	SOFR	525	6/21/2030	USD	8,717,400	8,587,053	8,543,052	[1,2,3]
USSC HOLDING CORP.	Delayed Draw	1.00%			6/21/2030	USD	4,008,000	(74,820)	(80,160)	[1,3,6]
USSC HOLDING CORP.	Revolver	0.50%			6/21/2030	USD	2,228,000	(41,589)	(44,560)	[1,3,6]
Utac Ceram	First Lien Term Loan	10.37% PIK	EURIBOR	675	9/29/2027	EUR	1,300,000	1,571,429	1,308,631	[1,2,3,5,8]
Vessco Midco Holdings, LLC	Delayed Draw	10.60%	SOFR	525	11/2/2026	USD	69,548	68,427	69,374	[1,2,3,4]
Vessco Midco Holdings, LLC	Delayed Draw	10.60%	SOFR	525	11/2/2026	USD	4,578,422	4,498,828	4,566,976	[1,2,3]
VSG Acquisition Corp.	Delayed Draw	10.96%	SOFR	550	4/11/2028	USD	8,131,492	2,329,069	2,409,168	[1,2,3,4,7]
VSG Acquisition Corp.	Revolver	10.96%	SOFR	550	4/11/2028	USD	2,333,333	350,000	338,333	[1,2,3,4,7]
VSG Acquisition Corp.	First Lien Term Loan	10.96%	SOFR	550	4/11/2028	USD	17,193,750	17,010,002	17,107,781	[1,2,3,4]
VSTG Acquisition Corp.	First Lien Term Loan	10.08%	SOFR	475	7/13/2029	USD	29,625,000	28,862,615	29,699,063	[1,2,3]
Walter Surface Technologies Inc.	Delayed Draw	1.00%			3/31/2027	USD	3,768,012	(52,603)	(18,840)	[1,3,6]
Walter Surface Technologies Inc.	First Lien Term Loan	10.68%	SOFR	525	3/31/2027	USD	13,384,782	11,559,419	11,590,890	[1,2,3,4]
Walter Surface Technologies Inc.	Delayed Draw	10.68%	SOFR	525	3/31/2027	USD	2,181,481	2,152,224	2,170,573	[1,2,3,4]
Wildcat BuyerCo, Inc.	First Lien Term Loan	11.08%	SOFR	575	2/27/2027	USD	18,143,133	17,854,220	17,961,701	[1,2,3,4]
Wildcat BuyerCo, Inc.	Delayed Draw	11.08%	SOFR	575	2/27/2027	USD	1,976,563	1,950,875	1,956,797	[1,2,3,4]
Wildcat BuyerCo, Inc.	Delayed Draw	1.00%			2/27/2027	USD	5,126,817	(93,115)	(51,268)	[1,3,6]
Wolf-Gordon Inc.	Revolver	12.75%	PRIME	425	5/1/2029	USD	497,600	99,228	98,898	[1,2,3,7]
Wolf-Gordon Inc.	First Lien Term Loan	10.60%	SOFR	525	5/1/2029	USD	3,033,150	2,973,981	2,972,487	[1,2,3]
WP CPP Holdings, LLC	First Lien Term Loan	12.85% 4.13% PIK	SOFR	338	12/1/2029	USD	7,890,782	7,708,001	7,713,259	[1,2,3,5,7]
Zeus Company LLC	First Lien Term Loan	10.83%	SOFR	550	2/28/2031	USD	13,815,656	13,615,070	13,677,499	[1,2,3]
Zeus Company LLC	Delayed Draw	1.00%			2/28/2031	USD	2,570,355	(37,661)	(25,704)	[1,3,6]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	1,261,754	(17,886)	(12,618)	[1,3,6]
Zone Climate Service	Delayed Draw	1.00%			3/9/2028	USD	5,322,651	1,128,753	1,201,691	[1,3,4,7]
Zone Climate Service	Revolver	10.93%	SOFR	550	3/9/2028	USD	106,453	104,601	105,122	[1,2,3,4]
Zone Climate Service	Revolver	0.50%			3/9/2028	USD	958,077	(16,662)	(11,976)	[1,3,6]
								3,211,705,022	3,211,296,275

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Materials — 2.2%
ADG Acquisition, LLC	First Lien Term Loan	13.54%	SOFR	800	4/11/2028	USD	7,218,750	7,105,573	6,486,141	[1,2,3]
Alpine Acquisition Corp.	Revolver	11.44%	SOFR	600	11/30/2026	USD	475,868	380,694	358,091	[1,2,3,7]
Alpine Acquisition Corp.	First Lien Term Loan	11.44%	SOFR	600	11/30/2026	USD	52,586,234	52,079,654	50,088,388	[1,2,3]
ASP Unifrax Holdings, Inc.	First Lien Term Loan	9.23%	SOFR	375	12/14/2025	USD	73,449,611	72,052,920	71,739,704	[1,2]
Atlas Intermediate III, LLC	First Lien Term Loan	13.58% 4.00% PIK	SOFR	425	10/31/2029	USD	5,147,135	5,028,940	5,035,789	[1,2,3,5]
Berlin Packaging LLC	Second Lien Term Loan	10.97%	EURIBOR	725	12/28/2029	USD	3,302,014	3,295,253	3,221,115	[1,2,3]
Berlin Packaging LLC	Second Lien Term Loan	10.97%	EURIBOR	725	12/28/2029	EUR	13,068,750	14,588,716	13,484,408	[1,2,3,8]
CFS Brands, LLC	Delayed Draw	1.00%			10/2/2030	USD	1,626,016	(16,260)	—	[1,3,4,6]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,780)	—	[1,3,4,6]
CFS Brands, LLC	First Lien Term Loan	11.34%	SOFR	600	10/2/2030	USD	15,895,122	15,597,848	15,895,122	[1,2,3,4]
Cold Chain Technologies, LLC	First Lien Term Loan	11.18%	SOFR	575	8/2/2025	USD	4,975,000	4,911,968	4,975,000	[1,2,3,4]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	1,141,774	(11,379)	(11,418)	[1,3,6]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	1,141,774	(11,339)	(11,418)	[1,3,6]
DCG Acquisition Corp.	First Lien Term Loan	10.08%	SOFR	475	6/13/2031	USD	6,827,807	6,759,857	6,759,529	[1,2,3]
ENS Holdings III Corp.	First Lien Term Loan	10.18%	SOFR	475	12/31/2025	USD	5,602,644	5,574,631	5,588,638	[1,2,3,4]
HASA Acquisition, LLC	First Lien Term Loan	11.33%	SOFR	575	1/10/2029	USD	1,903,148	1,867,032	1,903,148	[1,2,3,4]
Indigo Buyer, Inc.	Delayed Draw	11.68%	SOFR	625	5/23/2028	USD	4,950,000	4,851,000	4,900,500	[1,2,3,4]
Indigo Buyer, Inc.	Revolver	11.67%	SOFR	625	5/23/2028	USD	2,000,000	1,160,000	1,180,000	[1,2,3,4,7]
Indigo Buyer, Inc.	First Lien Term Loan	11.69%	SOFR	625	5/23/2028	USD	12,805,000	12,617,047	12,676,950	[1,2,3,4]
Kensing, LLC	First Lien Term Loan	12.72%	SOFR	725	5/31/2028	USD	4,584,174	4,478,163	4,569,827	[1,2,3]
Meyer Laboratory, LLC	Delayed Draw	1.00%			2/28/2030	USD	452,419	(8,798)	(9,048)	[1,3,4,6]
Meyer Laboratory, LLC	Revolver	0.50%			2/28/2030	USD	383,927	(7,255)	(7,679)	[1,3,4,6]
Meyer Laboratory, LLC	First Lien Term Loan	10.84%	SOFR	500	2/28/2030	USD	1,341,621	1,315,841	1,314,789	[1,2,3,4]
Nelipak Holding Company	Revolver	0.50%			3/26/2031	EUR	1,312,412	(5,603)	(21,082)	[1,3,6,8]
Nelipak Holding Company	First Lien Term Loan	9.22%	EURIBOR	550	3/26/2031	EUR	18,986,976	20,254,558	20,028,026	[1,2,3,4,8]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	11,280,652	(89,643)	(176,984)	[1,3,4,6]
Nelipak Holding Company	Revolver	10.85%	SOFR	550	3/26/2031	USD	903,022	889,787	889,477	[1,2,3,4]
Nelipak Holding Company	First Lien Term Loan	10.83%	SOFR	550	3/26/2031	USD	10,309,046	10,157,951	10,154,410	[1,2,3,4]
Nelipak Holding Company	Revolver	9.18%	EURIBOR	550	3/26/2031	EUR	125,650	134,021	132,539	[1,2,3,4,8]
Nelipak Holding Company	Revolver	10.85%	SOFR	550	3/26/2031	USD	2,107,051	210,282	209,200	[1,2,3,7]
NPX One LLC	First Lien Term Loan	14.19%	SOFR	875	4/18/2029	USD	29,000,000	28,012,433	27,985,000	[1,2,3]
Oliver Packaging, LLC	Revolver	10.48%	SOFR	500	7/6/2028	USD	1,269,841	1,256,986	1,266,509	[1,2,3,7]
Oliver Packaging, LLC	First Lien Term Loan	10.48%	SOFR	500	7/6/2028	USD	8,599,206	8,487,385	8,599,206	[1,2,3]
Olympic Buyer, Inc.	Revolver	9.69%	SOFR	435	6/30/2026	USD	2,352,941	705,882	674,353	[1,2,3,7]
Olympic Buyer, Inc.	First Lien Term Loan	9.69%	SOFR	435	6/30/2028	USD	25,901,446	25,554,225	25,554,367	[1,2,3]
Optimum Group	First Lien Term Loan	9.37%	EURIBOR	575	6/16/2028	EUR	12,701,000	14,195,338	12,907,742	[1,2,3,8]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	958,501	(18,659)	(19,170)	[1,3,4,6]
Reagent Chemical Research, Inc.	First Lien Term Loan	10.59%	SOFR	525	4/30/2031	USD	6,570,049	6,440,668	6,438,648	[1,2,3,4]
Rohrer Corporation	First Lien Term Loan	10.48%	SOFR	500	3/15/2027	USD	11,757,346	11,668,956	11,757,346	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Santa Cruz Holdco, Inc.	First Lien Term Loan	12.16%	SOFR	675	12/13/2025	USD	5,415,962	5,373,890	5,415,962	[1,2,3]
SintecMedia NYC, Inc.	Revolver	12.34%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,259,131	[1,2,3,7]
SintecMedia NYC, Inc.	First Lien Term Loan	12.35%	SOFR	700	6/21/2029	USD	22,766,949	22,164,679	21,764,520	[1,2,3]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.00% PIK			6/16/2028	USD	4,453,125	(77,408)	—	[1,3,5,6]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.94% PIK	SOFR	650	6/16/2028	USD	10,567,235	10,301,738	10,704,610	[1,2,3,5]
SureWerx Purchaser III, Inc.	First Lien Term Loan	10.58%	SOFR	525	12/28/2029	USD	9,033,750	8,801,812	8,965,997	[1,2,3]
SureWerx Purchaser III, Inc.	Revolver	10.59%	SOFR	525	12/28/2028	USD	1,340,257	561,428	552,475	[1,2,3,7]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	1,875,000	(37,500)	(14,062)	[1,3,6]
SureWerx Purchaser III, Inc.	Revolver	10.59%	SOFR	525	12/28/2028	USD	2,119	2,103	2,103	[1,2,3,4]
SureWerx Purchaser III, Inc.	First Lien Term Loan	10.53%	SOFR	525	12/28/2029	CAD	419,296	304,546	304,182	[1,2,3,4,8]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	14.30%	SOFR	875	5/30/2025	USD	2,500,000	2,500,000	2,518,500	[1,2,3]
Technimark Holdings, LLC	Second Lien Term Loan	12.21%	SOFR	675	7/9/2029	USD	2,250,000	2,221,875	2,190,600	[1,2,3]
Technimark Holdings, LLC	Second Lien Term Loan	12.21%	SOFR	675	7/9/2029	USD	6,000,000	5,888,304	5,841,600	[1,2,3]
Tilley Chemical Co., Inc.	Delayed Draw	11.48%	SOFR	600	12/31/2026	USD	5,162,818	5,111,190	5,162,818	[1,2,3]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	2,555,556	—	—	[1,3,6]
Tilley Chemical Co., Inc.	First Lien Term Loan	11.49%	SOFR	600	12/31/2026	USD	19,872,131	19,673,409	19,872,131	[1,2,3]
USALCO, LLC	First Lien Term Loan	11.60%	SOFR	600	10/19/2027	USD	25,369,743	25,108,711	25,255,579	[1,2,3]
V Global Holdings LLC	Revolver	11.18%	SOFR	575	12/22/2025	USD	13,733,274	10,191,535	9,745,203	[1,2,3,4,7]
Vanguard Packaging, LLC	Revolver	10.60%	SOFR	500	8/9/2026	USD	575,700	149,657	149,202	[1,2,3,7]
Vanguard Packaging, LLC	First Lien Term Loan	10.60%	SOFR	500	8/9/2026	USD	1,381,171	1,371,802	1,370,812	[1,2,3]
W.S. Connelly & Co., Inc.	Revolver	9.33%	SOFR	400	5/24/2030	USD	429	420	420	[1,2,3,4]
W.S. Connelly & Co., Inc.	Revolver	0.50%			5/24/2030	USD	571	(11)	(11)	[1,3,6]
W.S. Connelly & Co., Inc.	First Lien Term Loan	10.58%	SOFR	525	5/24/2030	USD	463,154	454,002	453,891	[1,2,3,4]
W.S. Connelly & Co., Inc.	Delayed Draw	1.00%			5/24/2030	USD	417,986	(8,324)	(8,360)	[1,3,4,6]
								462,766,124	458,024,466
Real Estate — 1.1%
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	6,330,584	(6,072)	(6,331)	[1,3,6]
Associations, Inc.	Revolver	0.50%			7/2/2028	USD	5,072,583	(4,874)	(5,073)	[1,3,6]
Associations, Inc.	First Lien Term Loan	12.09%	SOFR	650	7/2/2028	USD	61,756,596	61,696,565	61,694,839	[1,2,3]
Associations, Inc.	First Lien Term Loan	14.25%			5/3/2030	USD	16,500,000	16,418,933	16,417,500	[1,3]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(63,559)	[1,3,6]
CRS TH Holdings Corp	First Lien Term Loan	10.19%	SOFR	475	12/1/2028	USD	20,343,220	20,139,788	20,038,072	[1,2,3]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,743)	(126,780)	[1,3,6]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(43,849)	(46,440)	[1,3,6]
Eagleview Technology	Second Lien Term Loan	12.98%	SOFR	750	8/14/2026	USD	3,659,574	3,595,069	3,627,004	[1,2,3]
Metropolis Technologies, Inc.	First Lien Term Loan	11.44%	SOFR	600	5/16/2031	USD	32,245,781	31,927,020	31,923,323	[1,2,3]
MRI Software, LLC	First Lien Term Loan	10.93%	SOFR	550	2/10/2027	USD	56,675,298	56,276,296	57,100,363	[1,2,3]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	3,878,772	(49,697)	29,091	[1,3,6]
MRI Software, LLC	First Lien Term Loan	10.93%	SOFR	550	2/10/2027	USD	1,362,609	1,360,861	1,372,829	[1,2,3,4]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	3,406,067	(13,616)	25,546	[1,3,4,6]
MRI Software, LLC	Delayed Draw	11.09%	SOFR	550	2/10/2027	USD	1,201,216	1,190,308	1,201,216	[1,2,3,4]
MRI Software, LLC	Delayed Draw	11.09%	SOFR	550	2/10/2027	USD	10,423,452	853,923	949,348	[1,2,3,7]
MRI Software, LLC	Delayed Draw	11.09%	SOFR	575	2/10/2027	USD	85,702	84,919	85,702	[1,2,3,4]
MRI Software, LLC	Delayed Draw	11.08%	SOFR	550	2/10/2027	USD	743,675	60,876	67,732	[1,2,3,7]
MRI Software, LLC	First Lien Term Loan	10.85%	SOFR	550	2/10/2027	USD	10,000,000	10,073,158	10,075,000	[1,2,3]
Premiere Buyer LLC	Delayed Draw	1.00%			5/1/2031	USD	279,288	(4,142)	(4,189)	[1,3,4,6]
Premiere Buyer LLC	Revolver	0.50%			5/1/2030	USD	486,948	(7,107)	(7,304)	[1,3,4,6]
Premiere Buyer LLC	First Lien Term Loan	10.08%	SOFR	475	5/1/2031	USD	1,955,015	1,926,156	1,925,690	[1,2,3,4]
Royal Property Company	First Lien Term Loan	10.59%	SOFR	525	2/2/2029	USD	19,800,000	19,473,027	19,742,580	[1,2,3]
Sako and Partners Lower Holdings LLC	Delayed Draw	1.00%			9/15/2028	USD	3,549,655	(67,655)	(26,622)	[1,3,4,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	10.83%	SOFR	550	9/15/2028	USD	1,521,281	1,493,090	1,509,871	[1,2,3,4]
								226,235,641	227,499,408

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Technology — 20.5%
1WS Intermediate, Inc.	Delayed Draw	10.24%	SOFR	475	7/8/2025	USD	141,676	140,889	141,676	[1,2,3]
1WS Intermediate, Inc.	First Lien Term Loan	10.43%	SOFR	500	7/8/2025	USD	15,507,275	15,416,272	15,507,275	[1,2,3]
3SI Security Systems	First Lien Term Loan	12.00%	SOFR	650	12/16/2026	USD	6,000,000	5,917,236	5,925,000	[1,2,3]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,067	—	(521,415)	[1,3,6]
Abracon Group Holdings, LLC	First Lien Term Loan	11.44%	SOFR	600	7/6/2028	USD	38,976,024	38,373,084	31,862,900	[1,2,3]
Abracon Group Holdings, LLC	Revolver	11.48%	SOFR	600	7/6/2028	USD	2,596,154	2,544,231	2,122,356	[1,2,3]
Acquia, Inc.	Revolver	12.47%	SOFR	700	10/31/2025	USD	302,938	221,423	215,920	[1,2,3,7]
Acquia, Inc.	First Lien Term Loan	12.46%	SOFR	700	10/31/2025	USD	2,031,627	1,990,825	1,992,525	[1,2,3]
Acquia, Inc.	First Lien Term Loan	12.46%	SOFR	700	11/1/2025	USD	3,174,201	3,126,006	3,113,108	[1,2,3]
ACTFY Buyer, Inc.	Delayed Draw	1.00%			5/1/2031	USD	993,254	(19,635)	(19,865)	[1,3,4,6]
ACTFY Buyer, Inc.	Revolver	0.50%			5/1/2030	USD	960,202	(18,686)	(19,204)	[1,3,4,6]
ACTFY Buyer, Inc.	First Lien Term Loan	10.58%	SOFR	525	5/1/2031	USD	3,046,539	2,986,557	2,985,608	[1,2,3,4]
Adelaide Borrower, LLC	First Lien Term Loan	12.08% 3.38% PIK	SOFR	338	5/8/2030	USD	31,034,514	30,423,635	30,413,824	[1,2,3,5]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	8,380,202	(165,665)	(167,604)	[1,3,6]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	3,788,174	(74,010)	(75,763)	[1,3,6]
Affinipay Midco, LLC	Delayed Draw	10.84%	SOFR	550	6/9/2028	USD	4,629,282	4,536,696	4,629,282	[1,2,3]
Affinipay Midco, LLC	Revolver	0.50%			6/9/2028	USD	2,209,945	—	—	[1,3,6]
Affinipay Midco, LLC	First Lien Term Loan	10.81%	SOFR	550	6/9/2028	USD	32,569,061	32,085,230	32,569,061	[1,2,3]
Affinipay Midco, LLC	First Lien Term Loan	10.84%	SOFR	550	6/9/2028	USD	15,076,159	15,076,159	15,076,159	[1,2,3,4]
Afiniti, Inc.	First Lien Term Loan	11.25% 1.00% PIK		1025	6/13/2024	USD	20,953,387	20,615,514	20,755,660	[1,3,4,5,7]
AG-Twin Brook Technology	First Lien Term Loan	12.04%	SOFR	650	10/5/2027	USD	24,537,500	24,200,504	24,019,759	[1,2,3,4]
AG-Twin Brook Technology	First Lien Term Loan	10.60%	SOFR	500	10/29/2026	USD	8,350,000	8,280,886	8,289,045	[1,2,3,4]
AIDC Intermediate Co2, LLC	First Lien Term Loan	11.72%	SOFR	640	7/22/2027	USD	54,312,500	53,845,602	54,855,625	[1,2,3]
Alteryx	Revolver	0.50%			3/19/2031	USD	1,705,787	(24,572)	(25,587)	[1,3,6]
Alteryx	First Lien Term Loan	11.84%	SOFR	650	3/19/2031	USD	4,690,914	4,622,364	4,620,550	[1,2,3]
Alteryx	Delayed Draw	11.84%	SOFR	650	3/19/2031	USD	10,661,167	6,666,681	6,663,230	[1,2,3,7]
Anaplan, Inc.	First Lien Term Loan	11.08%	SOFR	575	6/21/2029	USD	25,000,000	24,875,000	25,000,000	[1,2,3]
ANS Midco 3 Limited	First Lien Term Loan	12.57%	SONIA	737	9/8/2027	GBP	12,578,528	16,971,607	14,643,945	[1,2,3,8]
Appfire Technologies, LLC	First Lien Term Loan	10.23%	SOFR	475	3/9/2027	USD	22,253,540	22,085,036	22,253,540	[1,2,3]
Appfire Technologies, LLC	Delayed Draw	10.73%	SOFR	525	3/9/2027	USD	6,146,221	97,956	97,956	[1,2,3,7]
Appfire Technologies, LLC	Revolver	13.00%	PRIME	375	3/9/2027	USD	980,000	224,000	224,000	[1,2,3,7]
Appfire Technologies, LLC	First Lien Term Loan	10.98%	SOFR	650	3/9/2027	USD	2,204,465	2,204,465	2,204,465	[1,2,3]
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2027	USD	4,850,000	(24,177)	(24,250)	[1,3,6]
Apryse Software Corp.	Delayed Draw	10.83%	SOFR	550	7/15/2027	USD	1,620,938	1,580,414	1,610,017	[1,2,3]
Apryse Software Corp.	First Lien Term Loan	10.83%	SOFR	550	7/15/2027	USD	31,864,084	31,479,745	31,649,407	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Aptean, Inc.	Delayed Draw	1.00%			1/30/2031	USD	14,362,452	(139,393)	(114,900)	[1,3,6]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	7,898,861	(74,344)	(78,989)	[1,3,4,6]
Aptean, Inc.	First Lien Term Loan	10.59%	SOFR	525	1/30/2031	USD	83,541,326	82,739,055	82,705,913	[1,2,3,4]
Aptean, Inc.	Delayed Draw	10.59%	SOFR	525	1/30/2031	USD	734,729	727,673	728,852	[1,2,3,4]
AQA Acquisition Holding, Inc.	Second Lien Term Loan	12.93%	SOFR	760	3/3/2029	USD	5,259,615	5,164,465	5,259,615	[1,2,3]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(37,853)	(39,130)	[1,3,6]
Arcoro Holdings Corp.	First Lien Term Loan	10.83%	SOFR	550	3/28/2030	USD	13,043,478	12,788,704	12,782,609	[1,2,3]
ASG II, LLC	Delayed Draw	11.73%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,654,783	[1,2,3]
ASG II, LLC	First Lien Term Loan	11.73%	SOFR	625	5/25/2028	USD	30,724,638	30,272,922	31,031,884	[1,2,3]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(11,141)	(10,737)	[1,3,6]
ASG III, LLC	First Lien Term Loan	11.83%	SOFR	650	10/31/2029	USD	3,166,667	3,093,537	3,090,750	[1,2,3]
ASG III, LLC	Delayed Draw	11.83%	SOFR	650	10/31/2029	USD	1,333,333	1,184,965	1,187,351	[1,2,3,7]
Aston US Finco, LLC	First Lien Term Loan	9.71%	SOFR	425	10/9/2026	USD	3,820,230	3,753,329	3,535,145	[1,2]
Aston US Finco, LLC	Second Lien Term Loan	13.71%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,678,759	[1,2,3]
ATP Intermediate, Inc.	First Lien Term Loan	13.46%	SOFR	798	6/16/2025	USD	14,809,252	14,659,479	14,885,732	[1,2,3]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	2,727,273	—	(48,614)	[1,3,6]
Avalara, Inc.	First Lien Term Loan	12.08%	SOFR	675	10/19/2028	USD	27,272,727	26,730,628	26,786,582	[1,2,3]
Avetta, LLC	Revolver	0.50%			10/18/2029	USD	782,608	(17,609)	—	[1,3,4,6]
Avetta, LLC	First Lien Term Loan	11.08%	SOFR	575	10/18/2030	USD	8,217,392	8,044,783	8,217,392	[1,2,3,4]
Axiom Buyer, LLC	Delayed Draw	11.69%	SOFR	625	6/17/2028	USD	7,675,001	7,748,546	7,751,751	[1,2,3]
Axiom Buyer, LLC	First Lien Term Loan	10.81%	SOFR	525	6/17/2028	USD	2,248,191	2,248,191	2,248,191	[1,2,3]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(7,205)	(7,485)	[1,3,6]
Azurite Intermediate	First Lien Term Loan	11.84%	SOFR	650	3/26/2031	USD	1,372,000	1,351,910	1,351,420	[1,2,3]
Azurite Intermediate	Delayed Draw	11.84%	SOFR	650	3/26/2031	USD	3,118,000	1,949,689	1,948,750	[1,2,3,7]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	778,445	(11,583)	(11,677)	[1,3,6]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	766,891	(11,320)	(11,503)	[1,3,6]
Baxter Planning Systems, LLC	First Lien Term Loan	11.58% 3.38% PIK	SOFR	575	5/20/2031	USD	4,231,621	4,168,800	4,168,147	[1,2,3]
Benefit Street Technology	Revolver	13.00%	PRIME	450	10/1/2026	USD	2,666,667	400,000	360,000	[1,2,3,4,7]
Benefit Street Technology	First Lien Term Loan	10.94%	SOFR	550	10/1/2027	USD	24,437,500	24,128,831	24,070,938	[1,2,3,4]
Benefit Street Technology	First Lien Term Loan	11.59%	SOFR	625	5/2/2028	USD	27,508,900	27,110,949	27,508,900	[1,2,3]
Beta Plus Technologies, Inc.	Revolver	9.83%	SOFR	450	7/1/2027	USD	6,700,000	2,680,000	2,680,000	[1,2,3,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	11.08%	SOFR	575	7/1/2029	USD	49,250,000	46,487,644	49,250,000	[1,2,3]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	2,512,669	(50,253)	(489,970)	[1,3,6]
BetterCloud, Inc.	First Lien Term Loan	12.60% 6.25% PIK	SOFR	100	6/30/2028	USD	17,267,128	17,024,949	13,900,038	[1,2,3,5]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	3,801,052	(76,021)	(741,205)	[1,3,4,6]
BetterCloud, Inc.	First Lien Term Loan	12.60% 6.25% PIK	SOFR	100	6/30/2028	USD	27,383,295	27,015,398	22,043,552	[1,2,3,4,5]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	—	[1,3,6]
Bigtime Software, Inc.	First Lien Term Loan	11.58%	SOFR	625	6/30/2028	USD	15,517,241	15,277,622	15,517,241	[1,2,3]
Bigtime Software, Inc.	Delayed Draw	11.58%	SOFR	625	8/31/2028	USD	3,744,000	1,248,000	1,248,000	[1,2,3,7]
Bigtime Software, Inc.	First Lien Term Loan	11.58%	SOFR	625	8/31/2028	USD	4,056,000	3,948,137	4,056,000	[1,2,3]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	(35,337)	[1,3,6]
Bluefin Holding, LLC	First Lien Term Loan	12.59%	SOFR	725	9/12/2029	USD	34,134,615	33,360,677	33,776,202	[1,2,3]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	1,200,000	(36,000)	(11,640)	[1,3,6]
Bluesight, Inc.	First Lien Term Loan	12.58%	SOFR	725	7/17/2029	USD	13,800,000	13,431,159	13,666,140	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bottomline Technologies, Inc.	First Lien Term Loan	11.09%	SOFR	575	5/13/2028	USD	9,972,603	9,797,909	9,890,827	[1,2,3]
Bottomline Technologies, Inc.	First Lien Term Loan	11.09%	SOFR	575	5/14/2029	USD	1,842,625	1,810,346	1,827,515	[1,2,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	—	(82,800)	[1,3,6]
Bounteous, Inc.	First Lien Term Loan	10.20%	SOFR	475	8/2/2027	USD	10,584,125	10,455,721	10,097,255	[1,2,3]
Bounteous, Inc.	Delayed Draw	10.20%	SOFR	475	8/2/2027	USD	12,124,467	10,961,168	10,701,008	[1,2,3,7]
Bullhorn, Inc.	Delayed Draw	9.15%	EURIBOR	550	9/30/2026	EUR	35,000,000	37,962,996	37,293,853	[1,2,3,8]
Bullhorn, Inc.	First Lien Term Loan	9.15%	EURIBOR	550	9/30/2026	EUR	29,000,000	31,453,703	30,900,621	[1,2,3,8]
Bullhorn, Inc.	First Lien Term Loan	10.20%	SOFR	500	10/1/2029	GBP	25,000,000	31,243,705	31,522,564	[1,2,3,8]
Bullhorn, Inc.	Revolver	0.50%			10/1/2029	USD	3,368,421	(16,404)	(16,842)	[1,3,6]
Bullhorn, Inc.	Delayed Draw	10.35%	SOFR	500	10/1/2029	USD	60,631,579	47,532,841	47,528,421	[1,2,3,7]
BusinesSolver.com, Inc.	Delayed Draw	10.93%	SOFR	550	12/1/2027	USD	2,459,781	421,961	424,097	[1,2,3,7]
BusinesSolver.com, Inc.	First Lien Term Loan	10.93%	SOFR	550	12/1/2027	USD	12,298,788	12,179,637	12,175,800	[1,2,3]
CAI Software	First Lien Term Loan	10.60%	SOFR	500	12/13/2028	USD	6,877,193	6,782,179	6,746,526	[1,2,3]
Captify Intermediate Holdings Corp.	Delayed Draw	13.93% 3.50% PIK	SOFR	500	7/12/2026	USD	2,464,106	2,427,356	2,357,888	[1,2,3,5]
Captify Intermediate Holdings Corp.	First Lien Term Loan	13.95% 3.50% PIK	SOFR	500	7/12/2026	USD	8,531,250	8,465,486	8,132,920	[1,2,3,5]
CEB Acquisitionco, LLC	First Lien Term Loan	10.95%	SOFR	550	12/21/2027	USD	4,950,000	4,883,840	4,862,203	[1,2,3]
Cedar Services Group, LLC, Pine Services Group, LLC	First Lien Term Loan	11.08%	SOFR	575	10/4/2030	USD	5,524,615	5,446,308	5,545,609	[1,2,3]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	11.08%	SOFR	575	10/4/2030	USD	4,461,538	4,397,491	4,478,492	[1,2,3]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	1.00%			10/4/2030	USD	20,000,000	(397,820)	(400,000)	[1,3,6]
Cedar Services Group, LLC, Pine Services Group, LLC	First Lien Term Loan	10.83%	SOFR	575	10/4/2030	USD	5,000,000	4,900,771	4,900,000	[1,2,3]
Chase Intermediate, LLC	Delayed Draw	10.08%	SOFR	475	8/31/2030	USD	45,000,000	225,000	1,552,500	[1,2,3,7]
Chase Intermediate, LLC	Revolver	0.50%			8/31/2030	USD	2,250,000	—	—	[1,3,6]
Cleo Communications Holding, LLC	First Lien Term Loan	10.94%	SOFR	550	6/7/2027	USD	12,860,000	12,731,400	12,690,248	[1,2,3]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(28,248)	[1,3,6]
Cloud Software Group, Inc.	First Lien Term Loan	9.33%	SOFR	400	3/30/2029	USD	1,614,168	1,545,528	1,542,715	[1,2,3,4]
Cloud Software Group, Inc.	First Lien Term Loan	9.33%	SOFR	400	3/30/2029	USD	4,103	3,930	3,921	[1,2,3]
Cloud Software Group, Inc.	First Lien Term Loan	9.83%	SOFR	450	3/22/2031	USD	1,273,938	1,264,529	1,264,383	[1,2,3,4]
Colonnade Parent, Inc.	Delayed Draw	10.44%	SOFR	500	6/30/2024	USD	78,483	78,483	75,870	[1,2,3]
Conservice Midco, LLC	Second Lien Term Loan	12.34%	SOFR	700	5/13/2028	USD	3,947,368	3,947,376	3,947,368	[1,2,3]
Contractual Buyer, LLC	Revolver	10.49%	SOFR	600	10/10/2029	USD	3,000,000	(75,000)	(27,600)	[1,2,3,7]
Contractual Buyer, LLC	First Lien Term Loan	11.15%	SOFR	600	10/10/2030	USD	26,250,000	25,638,763	26,008,500	[1,2,3]
Corel Corporation	First Lien Term Loan	10.45%	SOFR	500	7/2/2026	USD	4,254,894	4,177,903	4,277,232	[1,2]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	11.33%	SOFR	600	4/16/2030	USD	10,000,000	158,920	158,913	[1,2,3,7]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	4,018,297	—	—	[1,3,6]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	—	—	[1,3,6]
Coupa Holdings, LLC	First Lien Term Loan	10.83%	SOFR	550	2/27/2030	USD	45,004,931	44,477,770	45,004,931	[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	1.00%			2/28/2030	USD	828,252	—	—	[1,3,6]
CPEX Purchaser, LLC	Revolver	0.50%			2/28/2030	USD	2,181,818	(42,193)	(42,705)	[1,3,6]
CPEX Purchaser, LLC	First Lien Term Loan	11.33%	SOFR	600	2/28/2030	USD	7,342,657	7,198,368	7,198,938	[1,2,3]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(118,825)	(52,225)	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Crewline Buyer, Inc.	First Lien Term Loan	12.08%	SOFR	675	11/8/2030	USD	50,010,651	48,833,896	49,510,545	[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	12.58% 2.75% PIK	SOFR	450	6/28/2029	USD	4,904,459	4,856,108	4,855,414	[1,2,3]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	—	(10,585)	[1,3,6]
DataLink, LLC	First Lien Term Loan	12.19%	SOFR	675	11/20/2026	USD	6,087,954	5,981,332	6,011,854	[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	12.34%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,348,938	[1,2,3]
Denali Bidco, Ltd.	First Lien Term Loan	10.95%	SONIA	575	8/29/2030	GBP	5,343,228	6,579,630	6,670,424	[1,2,3,8]
Denali Bidco, Ltd.	First Lien Term Loan	9.47%	EURIBOR	575	8/29/2030	EUR	1,818,182	1,921,814	1,925,466	[1,2,3,8]
Denali Bidco, Ltd.	Delayed Draw	9.47%	EURIBOR	575	8/29/2030	EUR	2,168,275	2,281,247	2,296,216	[1,2,3,8]
Denali Bidco, Ltd.	First Lien Term Loan	9.22%	EURIBOR	550	8/29/2030	EUR	3,042,672	3,178,703	3,193,209	[1,2,3,8]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	2,782,931	(142,330)	(70,460)	[1,3,6,8]
Denali Bidco, Ltd.	Delayed Draw	11.19%	SOFR	575	12/22/2027	USD	3,649,878	345,808	396,756	[1,2,3,7]
Dental Care Alliance, LLC	Delayed Draw	11.74%	SOFR	641	3/12/2027	USD	209,686	209,176	209,686	[1,2,3]
Dental Care Alliance, LLC	First Lien Term Loan	11.74%	SOFR	641	3/12/2027	USD	3,879,130	3,822,797	3,879,130	[1,2,3]
Dental Care Alliance, LLC	First Lien Term Loan	11.74%	SOFR	641	4/3/2028	USD	423,049	416,905	423,049	[1,2,3]
DH Corporation/Societe DH	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	206,767	203,006	202,632	[1,2,3]
Diamondback Acquisition, Inc.	First Lien Term Loan	10.94%	SOFR	550	9/13/2028	USD	24,559,194	24,217,575	24,313,602	[1,2,3]
Diligent Corporation	Delayed Draw	11.21%	SOFR	575	8/24/2025	USD	871,440	855,784	864,904	[1,2,3]
Diligent Corporation	First Lien Term Loan	10.34%	SOFR	500	8/4/2025	USD	10,114,000	10,012,897	10,038,145	[1,2,3]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	6,234,070	(45,504)	(46,756)	[1,3,4,6]
Diligent Corporation	Revolver	0.50%			8/4/2030	USD	2,849,814	(20,801)	(21,374)	[1,3,4,6]
Diligent Corporation	First Lien Term Loan	10.34%	SOFR	500	8/4/2030	USD	19,202,220	19,060,932	19,058,203	[1,2,3,4]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	(8,285)	(4,971)	[1,3,6]
Disco Parent, LLC	First Lien Term Loan	12.85%	SOFR	750	3/30/2029	USD	3,313,901	3,243,038	3,264,192	[1,2,3]
Dragon Bidco	First Lien Term Loan	10.37%	EURIBOR	650	4/27/2028	EUR	9,300,000	9,551,580	9,959,306	[1,2,3,8]
Dwyer Instruments, Inc.	Delayed Draw	11.18%	SOFR	575	7/21/2027	USD	1,903,352	1,865,285	1,903,352	[1,2,3,4]
Dwyer Instruments, Inc.	Revolver	0.50%			7/21/2027	USD	2,877,190	—	—	[1,3,4,6]
Dwyer Instruments, Inc.	First Lien Term Loan	11.18%	SOFR	575	7/21/2027	USD	16,640,636	16,437,284	16,640,636	[1,2,3]
Dwyer Instruments, Inc.	Delayed Draw	1.00%			7/21/2027	USD	2,277,762	(42,429)	—	[1,3,4,6]
Dwyer Instruments, Inc.	First Lien Term Loan	11.18%	SOFR	575	7/21/2027	USD	1,953,979	1,919,292	1,953,979	[1,2,3,4]
Echo Purchaser, Inc.	Delayed Draw	1.00%			11/17/2029	USD	844,769	(16,046)	(16,895)	[1,3,4,6]
Echo Purchaser, Inc.	Revolver	0.50%			11/17/2029	USD	536,545	(10,177)	(10,731)	[1,3,4,6]
Echo Purchaser, Inc.	First Lien Term Loan	10.84%	SOFR	550	11/17/2029	USD	4,634,615	4,548,762	4,541,923	[1,2,3,4]
Edmunds GovTech, Inc.	Delayed Draw	1.00%			2/26/2031	USD	11,852,476	(231,312)	(237,050)	[1,3,4,6]
Edmunds GovTech, Inc.	First Lien Term Loan	10.83%	SOFR	550	2/26/2031	USD	10,272,141	10,073,390	10,066,698	[1,2,3,4]
Edmunds GovTech, Inc.	Revolver	9.33%	SOFR	400	2/26/2030	USD	500	490	490	[1,2,3,4]
Edmunds GovTech, Inc.	Revolver	0.50%			2/26/2030	USD	500	(9)	(10)	[1,3,4,6]
Elemica Parent, Inc.	Revolver	10.98%	SOFR	550	5/17/2031	USD	334,126	330,831	330,785	[1,2,3,4]
Elemica Parent, Inc.	First Lien Term Loan	10.98%	SOFR	550	5/17/2031	USD	847,818	843,626	843,579	[1,2,3,4]
Elemica Parent, Inc.	Revolver	10.98%	SOFR	550	5/17/2031	USD	222,751	72,059	72,023	[1,2,3,7]
Enverus Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	550	12/22/2029	USD	42,625,483	42,025,826	42,625,483	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	2,265,810	(32,547)	—	[1,3,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/22/2029	USD	3,447,972	(47,290)	—	[1,3,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	552	12/22/2029	USD	2,690,719	2,652,865	2,690,719	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/24/2029	USD	1,929,571	(37,177)	—	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/24/2029	USD	2,894,356	(53,611)	—	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	550	12/24/2029	USD	38,591,413	37,860,988	38,591,413	[1,2,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	399,613	(7,570)	—	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/22/2029	USD	608,108	(11,123)	—	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	550	12/22/2029	USD	7,992,279	7,842,330	7,992,279	[1,2,3,4]
ESG Investments, Inc.	Delayed Draw	10.23%	SOFR	475	3/11/2028	USD	7,989,710	5,419,084	5,418,741	[1,2,3,7]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(21,429)	(21,429)	[1,3,6]
ESG Investments, Inc.	First Lien Term Loan	10.23%	SOFR	475	3/11/2028	USD	15,225,000	15,072,750	15,072,750	[1,2,3]
Evergreen Services Group II	Delayed Draw	11.08%	SOFR	575	10/4/2030	USD	20,138,889	19,836,806	20,215,417	[1,2,3]
Evergreen Services Group II	Revolver	0.50%			10/4/2030	USD	4,861,111	—	18,472	[1,3,6]
Evergreen Services Group II	First Lien Term Loan	11.08%	SOFR	575	10/4/2030	USD	24,937,500	24,563,437	25,032,263	[1,2,3]
Evergreen Services Group II	First Lien Term Loan	13.75% PIK			4/5/2031	USD	16,000,000	15,765,043	15,762,442	[1,3]
Evergreen Services Group II	Delayed Draw	13.75% PIK			6/15/2029	USD	9,000,000	6,472,044	6,466,373	[1,3,7]
FBF Investments Limited	First Lien Term Loan	12.83%	SOFR	750	12/29/2025	USD	7,000,000	6,950,980	6,913,947	[1,2,3]
Financia	First Lien Term Loan	10.83%	SOFR	550	12/15/2030	USD	15,000,000	14,786,688	15,009,000	[1,2,3]
Financia	First Lien Term Loan	10.41%	SOFR	500	1/22/2029	USD	60,000,000	58,865,563	58,824,383	[1,2,3]
Financia	Delayed Draw	10.58%	SOFR	650	12/15/2030	USD	32,962,500	15,108,480	15,602,278	[1,2,3,7]
Finastra USA, Inc.	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	75,028,722	73,663,967	73,528,147	[1,2,3]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	(137,293)	[1,3,6]
Finastra USA, Inc.	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	8,133,751	7,985,800	7,971,076	[1,2,3,4]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	845,864	(16,917)	(16,917)	[1,3,4,6]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	—	—	[1,3,6]
FSS Buyer LLC	First Lien Term Loan	10.34%	SOFR	500	8/31/2028	USD	26,907,316	26,571,077	26,907,316	[1,2,3]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	280,593	(7,605)	—	[1,3,6]
Fullsteam Operations LLC	First Lien Term Loan	13.74%	SOFR	825	11/27/2029	USD	5,015,593	4,874,696	5,166,060	[1,2,3]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	3,507,407	(51,033)	(49,104)	[1,3,6]
Fullsteam Operations LLC	Delayed Draw	13.74%	SOFR	825	11/27/2029	USD	2,279,815	1,537,962	1,671,082	[1,2,3,7]
Gainsight, Inc.	Revolver	12.23% PIK	SOFR	675	7/30/2027	USD	2,771,893	1,421,893	1,409,697	[1,2,3,5,7]
Gainsight, Inc.	First Lien Term Loan	12.23% PIK	SOFR	675	7/30/2027	USD	26,332,099	25,335,908	25,438,563	[1,2,3,5,7]
Gigamon, Inc.	First Lien Term Loan	11.19%	SOFR	575	3/9/2029	USD	11,613	11,387	11,608	[1,2,3]
Goldcup 25952 AB	First Lien Term Loan	8.78%	STIBOR	500	8/18/2027	SEK	11,250,000	1,267,570	1,004,317	[1,2,3,4,8]
GovBrands Intermediate, Inc.	Delayed Draw	10.98%	SOFR	550	8/4/2027	USD	1,912,002	1,906,115	1,843,361	[1,2,3]
GovBrands Intermediate, Inc.	Revolver	10.98%	SOFR	550	8/4/2027	USD	917,000	315,856	282,935	[1,2,3,7]
GovBrands Intermediate, Inc.	First Lien Term Loan	10.98%	SOFR	550	8/4/2027	USD	8,498,100	8,413,119	8,193,018	[1,2,3]
GovDelivery Holdings, LLC	First Lien Term Loan	11.08% 2.25% PIK	SOFR	350	1/17/2031	USD	58,676,400	58,007,131	58,420,161	[1,2,3,5,7]
GovDelivery Holdings, LLC	Delayed Draw	1.00%			1/17/2031	USD	5,293,901	(51,399)	(13,235)	[1,3,4,6]
GovDelivery Holdings, LLC	Revolver	0.50%			1/17/2031	USD	4,856,422	(45,729)	(12,141)	[1,3,6]
GovDelivery Holdings, LLC	First Lien Term Loan	11.08% 2.25% PIK	SOFR	350	1/17/2031	USD	38,397,770	38,030,553	38,301,775	[1,2,3,4,5]
GovDelivery Holdings, LLC	Delayed Draw	11.08% 2.25% PIK	SOFR	575	1/17/2031	USD	10,020,439	1,021,842	1,086,352	[1,2,3,7]
GovDelivery Holdings, LLC	Revolver	12.75%	PRIME	425	1/17/2031	USD	160,543	159,020	160,142	[1,2,3,4]
GovDelivery Holdings, LLC	Revolver	12.75%	PRIME	425	1/17/2031	USD	8,442,982	393,963	451,700	[1,2,3,7]
GraphPAD Software, LLC	Delayed Draw	1.00%			6/28/2031	USD	1,762,121	(8,800)	(8,811)	[1,3,6]
GraphPAD Software, LLC	Revolver	0.50%			6/28/2031	USD	660,795	(3,300)	(3,304)	[1,3,6]
GraphPAD Software, LLC	First Lien Term Loan	10.08%	SOFR	475	6/28/2031	USD	7,043,750	7,008,559	7,008,532	[1,2,3]
GRAY MATTER SYSTEMS	Delayed Draw	1.00%			5/1/2030	USD	609,400	(12,025)	(12,188)	[1,3,6]
GRAY MATTER SYSTEMS	Revolver	0.50%			5/1/2030	USD	466,500	(9,078)	(9,330)	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GRAY MATTER SYSTEMS	First Lien Term Loan	10.58%	SOFR	525	5/1/2030	USD	1,662,000	1,629,402	1,628,760	[1,2,3]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	690,589	—	(3,453)	[1,3,6]
GS Acquisitionco, Inc.	First Lien Term Loan	10.58%	SOFR	525	5/25/2028	USD	24,910,254	24,805,181	24,785,703	[1,2,3]
GS Acquisitionco, Inc.	First Lien Term Loan	10.30%	SOFR	500	5/25/2026	USD	8,145,349	8,108,653	8,104,623	[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	10.34%	SOFR	500	5/25/2028	USD	4,200,000	204,042	203,000	[1,2,3,7]
GS Acquisitionco, Inc.	Revolver	10.58%	SOFR	500	5/25/2028	USD	1,050,000	228,308	227,790	[1,2,3,7]
GS XX Corporation	Revolver	0.50%			4/19/2029	USD	311,000	(5,977)	(6,220)	[1,3,6]
GS XX Corporation	First Lien Term Loan	10.09%	SOFR	475	4/19/2029	USD	2,216,000	2,173,015	2,171,680	[1,2,3]
GTCR F Buyer Corp.	Delayed Draw	11.33%	SOFR	600	9/6/2030	USD	486,533	226,457	235,482	[1,2,3,4,7]
GTCR F Buyer Corp.	Revolver	0.50%			9/6/2029	USD	1,000	(25)	—	[1,3,4,6]
GTCR F Buyer Corp.	First Lien Term Loan	11.33%	SOFR	600	9/6/2030	USD	1,553,014	1,517,181	1,553,014	[1,2,3,4]
GuidePoint Security Holdings, LLC	Delayed Draw	1.00%			10/2/2029	USD	704,963	(7,050)	(14,099)	[1,3,4,6]
GuidePoint Security Holdings, LLC	Revolver	0.50%			10/2/2029	USD	477,364	—	(9,547)	[1,3,4,6]
GuidePoint Security Holdings, LLC	First Lien Term Loan	11.31%	SOFR	600	10/2/2029	USD	2,719,042	2,669,445	2,664,662	[1,2,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	10.84%	SOFR	550	11/16/2028	USD	19,750,000	19,491,506	19,631,500	[1,2,3]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	10.59%	SOFR	525	11/16/2028	USD	11,960,325	11,846,150	11,960,325	[1,2,3,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.20%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	8,462,500	[1,2,3]
Help Systems Holdings, Inc.	First Lien Term Loan	9.43%	SOFR	400	11/19/2026	USD	9,630,105	9,557,959	8,697,189	[1,2]
Homecare Software Solutions LLC	Delayed Draw	10.34%	SOFR	500	6/14/2031	USD	3,679,245	416,163	416,038	[1,2,3,7]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(14,059)	(14,151)	[1,3,6]
Homecare Software Solutions LLC	First Lien Term Loan	10.33%	SOFR	500	6/14/2031	USD	9,905,660	9,807,049	9,806,604	[1,2,3]
HPS Technology	First Lien Term Loan	10.45%	SONIA	525	9/15/2027	GBP	7,523,888	9,905,757	9,510,667	[1,2,3,4,8]
HPS Technology	First Lien Term Loan	10.73%	SONIA	525	7/18/2025	GBP	14,442,519	19,307,290	17,995,588	[1,2,3,4,8]
HPS Technology	Delayed Draw	9.75%	BBSW	525	9/15/2027	AUD	2,835,714	1,909,558	1,891,737	[1,2,3,4,8]
HPS Technology	Delayed Draw	10.45%	SONIA	525	9/15/2027	GBP	20,694,840	25,132,218	26,159,576	[1,2,3,4,8]
HPS Technology	First Lien Term Loan	12.08%	SOFR	675	10/19/2028	USD	2,272,727	2,232,196	2,232,215	[1,2,3]
HPS Technology	First Lien Term Loan	12.83%	SOFR	750	2/1/2029	USD	1,879,843	1,840,638	1,879,843	[1,2,3,4]
HPS Technology	First Lien Term Loan	11.59%	SOFR	625	5/2/2028	USD	2,183,333	2,147,999	2,183,333	[1,2,3]
HPS Technology	Revolver	0.50%			8/4/2029	USD	250,000	(7,500)	(1,884)	[1,3,6]
HPS Technology	First Lien Term Loan	12.58%	SOFR	725	8/4/2029	USD	2,016,129	1,961,872	2,000,936	[1,2,3]
HS4 Acquisitonco Inc.	First Lien Term Loan	11.19%	SOFR	575	7/9/2025	USD	1,945,000	1,929,136	1,884,705	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	11.34%	SOFR	600	9/19/2030	USD	47,618,213	46,903,939	46,937,272	[1,2,3]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,443	(33,937)	(32,353)	[1,3,6]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	397,058	(5,956)	(5,678)	[1,3,4,6]
Hyland Software, Inc.	First Lien Term Loan	11.34%	SOFR	600	9/19/2030	USD	8,581,435	8,452,713	8,458,720	[1,2,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,620,040	(30,125)	(32,401)	[1,3,4,6]
Icefall Parent, Inc.	First Lien Term Loan	11.83%	SOFR	650	1/26/2030	USD	18,582,499	18,228,965	18,210,849	[1,2,3,4]
IG Investment Holdings, LLC	Revolver	13.25%	BASE	500	9/22/2028	USD	722,543	175,284	171,021	[1,2,3,7]
IG Investment Holdings, LLC	First Lien Term Loan	11.43%	SOFR	600	9/22/2028	USD	13,568,714	13,346,731	13,488,658	[1,2,3]
IG Investment Holdings, LLC	First Lien Term Loan	11.33%	SOFR	600	9/22/2028	USD	474,000	469,445	471,203	[1,2,3]
IG Investment Holdings, LLC	Revolver	11.43%	SOFR	610	9/22/2027	USD	1,106,000	143,145	157,326	[1,2,3,7]
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	(11,576)	(2,894)	[1,3,6]
Imagine Acquisitionco, Inc.	First Lien Term Loan	10.43%	SOFR	500	11/16/2027	USD	7,071,945	7,001,226	7,054,265	[1,2,3]
Infinite Bidco LLC	First Lien Term Loan	11.84%	CME	625	3/2/2028	USD	16,772,613	16,372,512	16,250,985	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Infinite Bidco LLC	First Lien Term Loan	11.59%	SOFR	625	3/2/2028	USD	39,400,000	38,183,785	38,174,660	[1,2,3]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(142,718)	(145,312)	[1,3,6]
INTEL 471, Inc.	First Lien Term Loan	10.58%	SOFR	525	9/27/2028	USD	5,812,500	5,727,769	5,725,313	[1,2,3]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(38,182)	[1,3,4,6]
Ion Finance Holdings	Delayed Draw	11.41%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,491,596	4,502,857	[1,2,3,8]
Ion Finance Holdings	First Lien Term Loan	11.41%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,779,203	41,883,949	[1,2,3,8]
IQN Holding Corp.	Revolver	10.60%	SOFR	525	5/2/2028	USD	1,540,107	137,103	179,679	[1,2,3,7]
IQN Holding Corp.	First Lien Term Loan	10.60%	SOFR	525	5/2/2029	USD	7,268,761	7,192,132	7,268,761	[1,2,3]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	1,262,567	—	—	[1,3,6]
Ivanti Software, Inc.	Second Lien Term Loan	12.83%	SOFR	725	12/1/2028	USD	7,000,000	6,818,529	4,606,875	[1,2]
Jigsaw Bidco AS	First Lien Term Loan	12.73% 0.75% PIK	NOK	725	4/29/2025	NOK$	14,964,661	1,635,472	1,401,112	[1,2,3,4,5,8]
Kaseya, Inc.	Delayed Draw	10.83%	SOFR	550	6/23/2029	USD	4,103,769	418,494	499,907	[1,2,3,7]
Kaseya, Inc.	Revolver	10.83%	SOFR	550	6/23/2029	USD	4,106,520	1,036,009	1,036,009	[1,2,3,7]
Kaseya, Inc.	First Lien Term Loan	10.83%	SOFR	300	6/23/2029	USD	67,801,931	66,799,931	68,479,950	[1,2,3]
Kona Buyer, LLC	First Lien Term Loan	10.09%	SOFR	475	12/11/2027	USD	17,877,113	17,748,442	17,626,834	[1,2,3]
KPA Parent Holdings, LLC	Revolver	0.50%			7/19/2026	USD	1,301,731	(19,910)	(6,509)	[1,3,4,6]
KPA Parent Holdings, LLC	First Lien Term Loan	11.44%	SOFR	600	7/19/2026	USD	8,440,101	8,306,096	8,397,901	[1,2,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	—	(13,529)	[1,3,6]
LeadsOnline, LLC	First Lien Term Loan	10.17%	SOFR	475	2/7/2028	USD	14,983,522	14,663,884	14,805,218	[1,2,3]
LeadsOnline, LLC	First Lien Term Loan	10.18%	SOFR	475	2/7/2028	USD	1,465,000	1,457,870	1,457,675	[1,2,3]
LeadVenture, Inc.	Delayed Draw	1.00%			2/28/2026	USD	2,514,887	(44,015)	(49,583)	[1,3,6]
LeadVenture, Inc.	First Lien Term Loan	10.69%	SOFR	525	2/28/2026	USD	23,893,504	23,704,814	23,422,308	[1,2,3]
LeadVenture, Inc.	Revolver	10.69%	SOFR	525	2/28/2026	USD	2,584,307	1,240,468	1,189,516	[1,2,3,7]
LeaseCrunch, LLC	Delayed Draw	1.00%			5/24/2029	USD	2,450,000	(42,444)	(42,875)	[1,3,6]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	1,225,000	(21,003)	(21,437)	[1,3,6]
LeaseCrunch, LLC	First Lien Term Loan	10.29%	SOFR	500	5/24/2029	USD	4,900,000	4,815,577	4,814,250	[1,2,3]
Litera Bidco LLC	First Lien Term Loan	10.09%	SOFR	475	5/29/2026	USD	24,555,018	24,324,280	24,432,243	[1,2,3]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	3,095,555	—	—	[1,3,6]
Litera Bidco LLC	First Lien Term Loan	10.09%	SOFR	475	5/1/2028	USD	1,857,285	1,848,230	1,847,999	[1,2,3]
Litera Bidco LLC	Delayed Draw	10.09%	SOFR	600	5/1/2028	USD	7,738,689	1,611,979	1,592,622	[1,2,3,7]
Litera Bidco LLC	Delayed Draw	10.09%	SOFR	600	5/1/2028	USD	813,482	809,485	809,415	[1,2,3,4]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	3,045,542	(14,967)	(15,228)	[1,3,6]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(1,680)	(1,709)	[1,3,4,6]
Litera Bidco LLC	First Lien Term Loan	10.34%	SOFR	600	5/1/2028	USD	926,166	921,598	921,535	[1,2,3,4]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	1,502,451	—	—	[1,3,4,6]
LMG Holdings, Inc.	Revolver	0.50%			4/30/2026	USD	285,714	—	(1,940)	[1,3,6]
LMG Holdings, Inc.	First Lien Term Loan	11.48%	SOFR	600	4/30/2026	USD	4,584,643	4,538,796	4,553,330	[1,2,3]
LogicMonitor, Inc.	First Lien Term Loan	11.83%	SOFR	650	5/15/2026	USD	28,608,280	28,608,280	28,608,280	[1,2,3,4]
Lytx, Inc.	Delayed Draw	10.43%	SOFR	500	2/28/2028	USD	5,203,010	5,007,897	5,164,820	[1,2,3]
Lytx, Inc.	First Lien Term Loan	10.43%	SOFR	500	2/28/2028	USD	14,796,990	14,424,519	14,688,380	[1,2,3]
Lytx, Inc.	First Lien Term Loan	10.43%	SOFR	500	2/28/2028	USD	15,000,000	15,000,000	15,000,000	[1,2,3]
MAG DS Corp.	First Lien Term Loan	10.93%	SOFR	550	4/1/2027	USD	8,220,604	8,004,698	8,025,364	[1,2,3,9]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	11.98%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,500,000	[1,2,3]
ManTech International Corporation	Delayed Draw	11.06%	SOFR	575	9/14/2029	USD	13,343,538	4,547,232	4,727,294	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ManTech International Corporation	Revolver	13.25%	PRIME	850	9/14/2028	USD	6,744,017	2,531,644	2,531,644	[1,2,3,7]
ManTech International Corporation	First Lien Term Loan	10.33%	SOFR	500	9/14/2029	USD	52,485,665	51,627,622	52,485,665	[1,2,3]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	11.92%	SOFR	650	7/1/2025	USD	21,407,843	20,945,263	20,979,686	[1,2,3]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,225	(71,429)	(15,398)	[1,3,6]
Mercury Bidco LLC	First Lien Term Loan	12.33%	SOFR	700	5/31/2030	USD	28,826,531	28,150,641	28,925,694	[1,2,3]
MGT Merger Target, LLC	Delayed Draw	11.93%	SOFR	650	4/10/2029	USD	1,408,046	1,408,046	1,436,207	[1,2,3]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	3,103,448	1,551,724	1,551,724	[1,2,3,7]
MGT Merger Target, LLC	First Lien Term Loan	11.93%	SOFR	675	4/10/2029	USD	24,846,408	24,222,954	25,196,742	[1,2,3]
MGT Merger Target, LLC	First Lien Term Loan	11.19%	SOFR	585	4/10/2029	USD	14,324,945	14,051,615	14,041,645	[1,2,3]
MGT Merger Target, LLC	Delayed Draw	11.19%	SOFR	575	4/10/2029	USD	13,223,026	5,804,940	5,799,046	[1,2,3,7]
Mindbody, Inc.	Revolver	0.50%			9/30/2025	USD	1,428,571	(15,714)	(10,714)	[1,3,6]
Mindbody, Inc.	First Lien Term Loan	12.48%	SOFR	700	9/30/2025	USD	7,003,041	6,813,282	6,950,519	[1,2,3]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	2,133,333	(56,225)	(42,667)	[1,3,6]
MIS Acquisition, LLC	First Lien Term Loan	12.08%	SOFR	675	11/17/2028	USD	34,410,667	33,507,760	33,722,454	[1,2,3]
Misys Ltd.	Revolver	0.50%			9/13/2029	USD	1,191,599	(22,899)	(23,832)	[1,3,4,6]
Misys Ltd.	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	11,458,293	11,235,233	11,229,127	[1,2,3,4]
Monotype Imaging Holdings, Inc.	Delayed Draw	1.00%			2/28/2031	USD	3,448,276	(50,671)	(16,897)	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2030	USD	5,172,414	(74,389)	(25,345)	[1,3,4,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	10.85%	SOFR	550	2/28/2031	USD	41,379,310	40,775,999	41,176,552	[1,2,3,4]
Navex TopCo, Inc.	First Lien Term Loan	10.83%	SOFR	550	11/8/2030	USD	40,508,492	39,745,333	40,002,136	[1,2,3,4]
NAVIGA, Inc.	Delayed Draw	10.43%	SOFR	500	6/30/2024	USD	23,545	23,545	22,761	[1,2,3]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.00%			6/9/2029	USD	329,979	—	2,739	[1,3,6]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	—	[1,3,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	10.35%	SOFR	500	6/9/2029	USD	46,243,140	45,806,735	46,446,610	[1,2,3]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10.59%	SOFR	500	6/9/2029	USD	10,000,000	(5,689)	243,000	[1,2,3,7]
New Era Merger Sub, Inc.	First Lien Term Loan	11.73%	SOFR	625	10/31/2026	USD	3,029,445	2,969,361	2,958,813	[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	11.73%	SOFR	625	10/31/2026	USD	3,897,421	3,785,922	3,806,555	[1,2,3]
New Era Merger Sub, Inc.	Revolver	11.72%	SOFR	625	10/31/2026	USD	376,426	301,141	292,365	[1,2,3,7]
Newscycle Solutions, Inc.	First Lien Term Loan	12.40%	SOFR	700	4/27/2024	USD	2,257,198	2,256,223	1,980,578	[1,2,3]
Newscycle Solutions, Inc.	First Lien Term Loan	12.40%	SOFR	700	6/30/2024	USD	261,822	256,500	229,736	[1,2,3]
Newscycle Solutions, Inc.	Delayed Draw	12.40%	SOFR	700	4/27/2024	USD	340,643	339,791	298,897	[1,2,3]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	14,833,842	(146,447)	(148,338)	[1,3,6]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	9,271,152	(90,353)	(92,712)	[1,3,6]
OEConnection LLC	First Lien Term Loan	10.59%	SOFR	525	4/22/2031	USD	85,442,918	84,603,241	84,588,489	[1,2,3]
Options Technology Ltd.	First Lien Term Loan	10.23%	SOFR	475	12/26/2025	USD	9,746,246	9,667,965	9,590,306	[1,2,3]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	1,629,556	(40,739)	—	[1,3,6]
Oranje Holdco, Inc.	First Lien Term Loan	12.83%	SOFR	750	2/1/2029	USD	13,036,444	12,762,006	13,036,444	[1,2,3]
Oranje Holdco, Inc.	First Lien Term Loan	12.59%	SOFR	750	6/27/2030	USD	13,962,523	13,683,602	13,683,272	[1,2,3]
OSP Hamilton Purchaser, LLC	Revolver	0.50%			12/28/2029	USD	7,000,000	(125,891)	(46,200)	[1,3,6]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	10.93%	SOFR	550	12/28/2029	USD	48,766,860	47,862,417	48,444,999	[1,2,3]
OSP Hamilton Purchaser, LLC	Delayed Draw	10.44%	SOFR	550	12/28/2029	USD	36,897,421	5,645,900	6,102,833	[1,2,3,7]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	13.24% PIK	SOFR	783	7/31/2026	USD	7,240,457	7,155,158	7,312,862	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Palmetto Technology Group, LLC	Revolver	11.08%	SOFR	575	1/3/2029	USD	514,000	386,316	385,500	[1,2,3,7]
Palmetto Technology Group, LLC	First Lien Term Loan	11.08%	SOFR	575	1/3/2029	USD	1,145,105	1,123,902	1,122,203	[1,2,3]
Palmetto Technology Group, LLC	Delayed Draw	11.09%	SOFR	575	1/3/2026	USD	1,953,000	1,582,385	1,579,140	[1,2,3,7]
Palmetto Technology Group, LLC	Delayed Draw	1.00%			2/26/2026	USD	1,692,000	(31,501)	(33,840)	[1,3,6]
Park Place Technologies, LLC	Delayed Draw	1.00%			3/25/2031	USD	6,131,708	(60,191)	(61,317)	[1,3,6]
Park Place Technologies, LLC	First Lien Term Loan	10.59%	SOFR	525	3/25/2031	USD	39,269,511	38,886,783	38,876,816	[1,2,3]
Park Place Technologies, LLC	Revolver	10.58%	SOFR	525	3/25/2030	USD	4,598,781	613,171	613,171	[1,2,3,7]
PC Dreamscape Opco, Inc.	Delayed Draw	11.08%	SOFR	575	4/25/2028	USD	6,521,382	3,151,110	3,212,996	[1,2,3,7]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	—	(13,421)	[1,3,6]
PC Dreamscape Opco, Inc.	First Lien Term Loan	11.08%	SOFR	575	4/25/2028	USD	11,893,421	11,722,507	11,772,108	[1,2,3]
PCS Software, Inc.	Revolver	11.48%	SOFR	600	7/1/2024	USD	363,714	157,609	157,609	[1,2,3,7]
PCS Software, Inc.	First Lien Term Loan	11.48%	SOFR	600	7/1/2024	USD	5,156,328	5,120,149	5,156,328	[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	1.00%			2/1/2031	USD	985,217	(14,213)	(2,365)	[1,3,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/1/2031	USD	382,471	(5,405)	(918)	[1,3,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/1/2031	USD	3,722,849	3,669,208	3,713,914	[1,2,3,4]
PDI TA Holdings, Inc.	Revolver	0.50%			2/1/2031	USD	2,300,000	(21,707)	(5,520)	[1,3,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/1/2031	USD	20,100,000	19,906,692	20,051,760	[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	1.00%			2/3/2031	USD	4,133,430	(40,245)	(9,920)	[1,3,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/3/2031	USD	1,812,908	(17,176)	(4,351)	[1,3,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/3/2031	USD	15,953,590	15,799,744	15,915,301	[1,2,3,4]
PDI TA Holdings, Inc.	Delayed Draw	10.59%	SOFR	550	2/1/2031	USD	455,159	448,594	454,066	[1,2,3,4]
PDI TA Holdings, Inc.	Delayed Draw	10.59%	SOFR	550	2/1/2031	USD	7,600,000	2,327,767	2,383,360	[1,2,3,7]
PDI TA Holdings, Inc.	Delayed Draw	10.81%	SOFR	550	2/3/2031	USD	1,909,596	1,891,023	1,905,013	[1,2,3,4]
PDQ.com Corporation	Delayed Draw	10.09%	SOFR	475	8/27/2027	USD	19,150,968	6,919,860	7,192,592	[1,2,3,7]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	1,764,706	(30,882)	(28,235)	[1,3,6]
PDQ.com Corporation	First Lien Term Loan	10.09%	SOFR	475	8/27/2027	USD	10,552,941	10,439,414	10,447,412	[1,2,3]
PDQ.com Corporation	Revolver	10.49%	SOFR	500	8/27/2027	USD	6,578,947	841,847	868,163	[1,2,3,7]
PDQ.com Corporation	First Lien Term Loan	10.05%	SOFR	475	10/12/2029	USD	18,249,601	17,939,922	18,304,350	[1,2,3]
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	11.23%	SOFR	575	5/29/2025	USD	1,265,242	1,242,895	1,258,915	[1,2,3]
Pegasus Global Enterprise Holdings, LLC	First Lien Term Loan	11.23%	SOFR	575	5/29/2025	USD	2,698,935	2,692,179	2,685,440	[1,2,3]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	6,289,245	(125,785)	(29,559)	[1,3,6]
Penn TRGRP Holdings, LLC	First Lien Term Loan	13.08% 6.00% PIK			9/29/2030	USD	34,721,727	34,080,263	34,558,535	[1,3,5]
Penn TRGRP Holdings, LLC	Delayed Draw	13.08% 6.00% PIK		175	9/29/2030	USD	1,121,046	384,634	401,113	[1,3,5,7]
Penn TRGRP Holdings, LLC	First Lien Term Loan	13.08% 6.00% PIK		175	9/29/2030	USD	6,637,889	6,515,747	6,606,691	[1,3,5]
Perforce Software, Inc.	First Lien Term Loan	9.19%	SOFR	375	7/1/2026	USD	1,166,775	1,145,515	1,165,317	[1,2]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(91,474)	(12,629)	[1,3,4,6]
Phoenix 1 Buyer Corporation	First Lien Term Loan	10.83%	SOFR	550	11/20/2030	USD	21,600,135	21,203,182	21,546,134	[1,2,3,4]
PINC Solutions	Delayed Draw	1.00%			6/18/2030	USD	1,251,068	(18,711)	(18,766)	[1,3,6]
PINC Solutions	Revolver	0.50%			6/18/2030	USD	1,055,589	(15,742)	(15,834)	[1,3,6]
PINC Solutions	First Lien Term Loan	10.59%	SOFR	525	6/18/2030	USD	16,889,424	16,814,172	16,813,866	[1,2,3]
Polaris Newco, LLC	Second Lien Term Loan	14.45% PIK	SOFR	900	6/4/2029	USD	26,519,075	23,140,530	26,489,702	[1,2,3,5]
ProcessUnity Holdings, LLC	Delayed Draw	12.08%	SOFR	675	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ProcessUnity Holdings, LLC	Revolver	11.84%	SOFR	650	9/24/2028	USD	1,000,000	100,000	100,000	[1,2,3,7]
ProcessUnity Holdings, LLC	First Lien Term Loan	12.08%	SOFR	675	9/24/2028	USD	7,250,000	7,130,350	7,250,000	[1,2,3]
ProfitSolv Purchaser, Inc.	Revolver	10.44%	SOFR	550	3/5/2027	USD	88,369	87,498	87,485	[1,2,3,4]
ProfitSolv Purchaser, Inc.	Revolver	0.50%			3/5/2027	USD	66,276	(652)	(663)	[1,3,6]
ProfitSolv Purchaser, Inc.	First Lien Term Loan	10.84%	SOFR	550	3/5/2027	USD	1,208,482	1,196,574	1,196,397	[1,2,3,4]
ProfitSolv Purchaser, Inc.	Delayed Draw	1.00%			3/5/2027	USD	743,104	(7,369)	(7,431)	[1,3,4,6]
Project Leopard Holdings, Inc.	First Lien Term Loan	10.68%	SOFR	525	7/20/2029	USD	73,743,859	69,755,338	68,828,462	[1,2,9]
QF Holdings, Inc.	Delayed Draw	11.18%	SOFR	575	12/15/2027	USD	438,597	433,772	435,307	[1,2,3]
QF Holdings, Inc.	Revolver	11.17%	SOFR	575	12/15/2027	USD	263,158	157,895	155,921	[1,2,3,7]
QF Holdings, Inc.	First Lien Term Loan	11.18%	SOFR	575	12/15/2027	USD	2,192,982	2,168,860	2,176,535	[1,2,3]
Quail Buyer, Inc.	First Lien Term Loan	10.93%	SOFR	550	5/29/2030	USD	1,574,346	1,550,973	1,550,731	[1,2,3]
Qualus Power Services Corp.	Delayed Draw	10.59%	SOFR	525	3/26/2027	USD	1,140,200	1,113,610	1,111,695	[1,2,3]
Qualus Power Services Corp.	First Lien Term Loan	10.60%	SOFR	525	3/26/2027	USD	5,335,000	5,210,586	5,201,625	[1,2,3]
Quantic Electronics, LLC	First Lien Term Loan	11.68%	SOFR	625	11/19/2026	USD	8,920,399	8,817,892	8,764,292	[1,2,3]
Quantic Electronics, LLC	Delayed Draw	11.68%	SOFR	625	11/19/2026	USD	6,299,104	6,209,597	6,188,869	[1,2,3]
Quantic Electronics, LLC	Revolver	11.67%	SOFR	625	11/19/2026	USD	928,397	464,199	447,952	[1,2,3,7]
Quest Software US Holdings, Inc.	First Lien Term Loan	12.98%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	10,031,200	[1,2]
Questel International	First Lien Term Loan	12.27% 2.40% PIK	EURIBOR	615	12/17/2027	EUR	11,123,835	12,555,530	11,283,133	[1,2,3,5,7,8]
Rally Buyer, Inc.	First Lien Term Loan	11.09%	SOFR	575	7/19/2028	USD	21,996,818	21,619,127	21,996,818	[1,2,3]
Rally Buyer, Inc.	Delayed Draw	11.09%	SOFR	575	7/19/2028	USD	5,316,866	5,239,552	5,316,866	[1,2,3]
Rally Buyer, Inc.	Revolver	11.07%	SOFR	575	7/19/2028	USD	3,182,180	1,272,872	1,272,872	[1,2,3,7]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(19,231)	[1,3,6]
Ranger Buyer, Inc.	First Lien Term Loan	10.44%	SOFR	500	11/18/2028	USD	22,615,385	22,389,231	22,389,231	[1,2,3]
RCS Technology	Delayed Draw	10.69%	SOFR	525	2/3/2026	USD	339,792	338,089	338,299	[1,2,3,4]
RCS Technology	Revolver	10.07%	SOFR	525	2/3/2026	USD	208,333	90,278	89,362	[1,2,3,4,7]
RCS Technology	First Lien Term Loan	10.69%	SOFR	525	2/3/2026	USD	1,890,972	1,872,192	1,882,664	[1,2,3,4]
RCS Technology	First Lien Term Loan	12.10%	SOFR	650	2/28/2025	USD	2,157,945	2,141,787	2,136,660	[1,2,3,4]
Recorded Future, Inc.	Revolver	0.50%			7/3/2025	USD	178,771	(1,966)	(1,341)	[1,3,6]
Recorded Future, Inc.	First Lien Term Loan	10.68%	SOFR	525	7/3/2025	USD	1,103,546	1,078,695	1,095,269	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	11.69%	SOFR	625	6/15/2029	USD	33,736,092	33,061,096	33,020,053	[1,2,3,7]
Redwood Services Group, LLC	First Lien Term Loan	11.69%	SOFR	625	6/15/2029	USD	39,886,575	39,251,238	39,088,843	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	11.69%	SOFR	625	2/22/2031	USD	6,932,520	421,771	347,290	[1,2,3,7]
Redwood Services Group, LLC	Delayed Draw	11.98%	SOFR	650	12/31/2025	USD	395,986	389,198	388,066	[1,2,3,4]
Redwood Services Group, LLC	Delayed Draw	11.98%	SOFR	650	12/31/2025	USD	768,678	147,911	146,515	[1,2,3,7]
Redwood Services Group, LLC	Delayed Draw	1.00%			12/31/2027	USD	2,229,174	(43,658)	(44,583)	[1,3,4,6]
Redwood Services Group, LLC	Revolver	11.98%	SOFR	650	12/31/2027	USD	16,621	16,299	16,288	[1,2,3,4]
Redwood Services Group, LLC	Revolver	0.50%			12/31/2027	USD	27,616	(529)	(552)	[1,3,6]
Redwood Services Group, LLC	First Lien Term Loan	11.98%	SOFR	650	12/31/2027	USD	227,373	222,974	222,826	[1,2,3,4]
Renaissance Holding Corp.	First Lien Term Loan	9.60%	SOFR	425	4/7/2030	USD	17,014,471	16,226,504	17,022,383	[1,2,4]
Revalize, Inc.	Delayed Draw	11.23%	SOFR	575	4/15/2027	USD	25,130,918	24,915,673	24,723,797	[1,2,3]
Revalize, Inc.	Revolver	11.23%	SOFR	575	4/15/2027	USD	681,000	255,375	244,343	[1,2,3,7]
Riskonnect Parent, LLC	Delayed Draw	10.98%	SOFR	550	12/7/2028	USD	30,805,044	30,452,987	30,203,345	[1,2,3]
Riskonnect Parent, LLC	First Lien Term Loan	10.98%	SOFR	550	12/7/2028	USD	28,619,075	27,974,163	28,060,073	[1,2,3]
Riskonnect Parent, LLC	Revolver	0.50%			12/7/2028	USD	5,140,200	(93,059)	(100,401)	[1,3,6]
Riskonnect Parent, LLC	First Lien Term Loan	10.83%	SOFR	550	12/7/2028	USD	29,225,852	28,683,501	28,654,998	[1,2,3]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	35,000,000	(675,648)	(683,638)	[1,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Riskonnect Parent, LLC	Delayed Draw	10.83%	SOFR	550	12/7/2028	USD	20,560,700	20,154,574	20,159,098	[1,2,3]
Safety Borrower Holdings	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	288,136	281,356	[1,2,3,7]
Safety Borrower Holdings	First Lien Term Loan	10.71%	SOFR	525	9/1/2027	USD	16,933,701	16,777,431	16,764,364	[1,2,3]
SailPoint Technologies, Inc.	Revolver	0.50%			8/16/2028	USD	603,840	(12,077)	—	[1,3,4,6]
Saldon Holdings, Inc.	Delayed Draw	1.00%			3/13/2026	USD	566,267	(10,228)	—	[1,3,4,6]
Saldon Holdings, Inc.	Revolver	0.50%			3/13/2026	USD	213,556	(3,444)	—	[1,3,4,6]
Saldon Holdings, Inc.	First Lien Term Loan	11.44%	SOFR	610	3/13/2026	USD	2,689,767	2,645,372	2,689,767	[1,2,3,4]
Securonix, Inc.	Revolver	12.32%	SOFR	700	4/1/2028	USD	2,288,135	11,511	(131,497)	[1,2,3,7]
Securonix, Inc.	First Lien Term Loan	12.32%	SOFR	700	4/1/2028	USD	12,711,865	12,554,010	11,694,916	[1,2,3]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	(2,043)	[1,3,4,6]
Seismic Software, Inc.	Delayed Draw	10.18%	SOFR	475	10/16/2028	USD	26,130,735	9,985,728	10,928,998	[1,2,3,4,7]
Serrano Parent, LLC	First Lien Term Loan	11.83%	SOFR	650	5/12/2030	USD	7,336,245	7,182,936	7,289,293	[1,2,3]
SimpliSafe Holding Corporation	Delayed Draw	11.59%	SOFR	625	5/2/2028	USD	4,712,777	4,660,229	4,712,777	[1,2,3]
Sonar Acquisitionco, Inc.	Revolver	0.50%			7/7/2028	USD	2,693,750	(53,875)	—	[1,3,4,6]
Sonar Acquisitionco, Inc.	First Lien Term Loan	10.33%	SOFR	500	7/7/2028	USD	20,406,250	20,099,662	20,406,250	[1,2,3,4]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	1,351,351	(25,918)	(27,027)	[1,3,6]
Spark Purchaser, Inc.	First Lien Term Loan	10.83%	SOFR	550	4/1/2031	USD	8,648,649	8,479,696	8,475,676	[1,2,3]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	346,181	(6,643)	(6,924)	[1,3,4,6]
Spark Purchaser, Inc.	First Lien Term Loan	10.83%	SOFR	550	4/1/2031	USD	1,603,714	1,572,385	1,564,744	[1,2,3,4]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.32%	SONIA	600	12/14/2027	GBP	3,613,000	4,948,228	4,567,059	[1,2,3,8]
Stamps.com, Inc.	First Lien Term Loan	11.18%	SOFR	575	10/5/2028	USD	9,800,000	9,611,863	9,604,000	[1,2,3]
StarCompliance Intermediate, LLC	First Lien Term Loan	12.18%	SOFR	675	1/12/2027	USD	1,575,000	1,561,515	1,534,794	[1,2,3]
Sumup Holdings Luxembourg	Delayed Draw	10.32%	EURIBOR	650	4/25/2031	EUR	88,695,000	75,928,802	75,036,466	[1,2,3,7,8]
Syntax Systems Ltd	First Lien Term Loan	10.44%	SOFR	500	10/29/2028	USD	334,564	328,870	328,843	[1,2,3]
Syntax Systems Ltd.	Revolver	12.75%	PRIME	425	10/29/2026	USD	1,980,198	1,655,326	1,641,980	[1,2,3,7]
Syntax Systems Ltd.	First Lien Term Loan	10.44%	SOFR	500	10/29/2028	USD	17,617,638	17,441,462	17,316,376	[1,2,3]
Syntax Systems Ltd.	First Lien Term Loan	10.44%	SOFR	500	10/28/2028	USD	4,887,154	4,838,283	4,803,584	[1,2,3]
Syntax Systems Ltd.	Revolver	10.83%	SOFR	550	10/29/2026	USD	792,079	657,487	653,465	[1,2,3,7]
Syntax Systems Ltd.	First Lien Term Loan	10.44%	SOFR	500	10/27/2028	USD	7,047,030	6,945,570	6,926,525	[1,2,3]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	3,023,438	—	(29,025)	[1,3,6]
Tamarack Intermediate, LLC	Delayed Draw	11.00%	SOFR	550	3/13/2028	USD	8,570,905	8,356,870	8,488,624	[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	11.00%	SOFR	550	3/13/2028	USD	20,007,170	19,711,739	19,815,101	[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	10.98%	SOFR	575	6/10/2030	USD	1,791,681	1,773,882	1,773,764	[1,2,3]
TCP Hawker Intermediate LLC	First Lien Term Loan	11.48%	SOFR	600	8/30/2026	USD	2,938,656	2,892,839	2,938,656	[1,2,3,4]
TCP Hawker Intermediate LLC	Delayed Draw	11.48%	SOFR	600	8/30/2026	USD	1,995,556	1,244,429	1,277,156	[1,2,3,4,7]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2026	USD	326,546	—	—	[1,3,4,6]
Thrive Buyer, Inc.	First Lien Term Loan	11.73%	SOFR	625	1/22/2027	USD	11,554,839	11,291,545	11,419,647	[1,2,3]
Thunder Purchase, Inc.	Revolver	11.23%	SOFR	575	6/30/2027	USD	1,959,812	1,562,500	1,582,548	[1,2,3,4,7]
TigerConnect, Inc.	Delayed Draw	12.23% 3.38% PIK	SOFR	338	2/15/2025	USD	983,906	830,261	830,261	[1,2,3,5,7]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(37,500)	—	[1,3,6]
TigerConnect, Inc.	First Lien Term Loan	12.23% 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,941,222	13,125,000	[1,2,3,5]
Trackforce Acquireco, Inc.	Revolver	11.33%	SOFR	600	6/23/2028	USD	1,113,074	890,459	890,459	[1,2,3,4,7]
Trackforce Acquireco, Inc.	First Lien Term Loan	11.33%	SOFR	600	6/23/2028	USD	18,053,004	17,782,776	18,053,004	[1,2,3,4]
Tribute Technology Holdings, LLC	Revolver	11.93%	SOFR	650	10/30/2026	USD	4,882,979	1,789,495	1,630,566	[1,2,3,4,7]
Trident Maritime Systems, Inc.	Revolver	10.94%	SOFR	560	2/26/2027	USD	1,666,667	1,662,778	1,610,000	[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	10.98%	SOFR	550	2/26/2027	USD	16,900,673	16,732,044	16,326,051	[1,2,3]
Trintech, Inc.	Revolver	10.84%	SOFR	550	7/25/2029	USD	3,499,534	894,881	904,743	[1,2,3,7]
Trintech, Inc.	First Lien Term Loan	10.84%	SOFR	550	7/25/2029	USD	45,267,306	44,058,063	44,036,860	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	1.00%			3/29/2029	USD	257,000	(5,497)	(5,782)	[1,3,6]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	11.58%	SOFR	625	3/29/2029	USD	252,500	19,845	19,569	[1,2,3,7]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	11.58%	SOFR	625	3/29/2029	USD	2,574,000	2,518,212	2,516,085	[1,2,3]
TSYL Corporate Buyer, Inc.	Delayed Draw	1.00%			12/19/2028	USD	17,000,000	(241,365)	17,000	[1,3,6]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(46,904)	—	[1,3,6]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	10.35%	SOFR	500	12/19/2028	USD	4,477,500	4,426,246	4,481,978	[1,2,3]
UpStack, Inc.	First Lien Term Loan	10.33%	SOFR	600	8/20/2027	USD	1,931,327	1,912,289	1,912,014	[1,2,3]
UpStack, Inc.	First Lien Term Loan	11.33%	SOFR	600	8/20/2027	USD	3,509,506	3,474,902	3,474,410	[1,2,3]
User Zoom Technologies, Inc.	First Lien Term Loan	12.25%	SOFR	700	4/5/2029	USD	37,896,774	37,429,612	37,896,774	[1,2,3]
User Zoom Technologies, Inc.	First Lien Term Loan	12.75%	SOFR	750	4/5/2029	USD	9,500,000	9,261,425	9,500,000	[1,2,3]
Vensure Employer Services, Inc.	Delayed Draw	10.54%	SOFR	525	12/17/2029	USD	1,817,933	1,792,254	1,817,933	[1,2,3,4]
Vensure Employer Services, Inc.	Delayed Draw	10.54%	SOFR	525	3/26/2027	USD	39,958,933	26,541,080	27,078,933	[1,2,3,7]
Vensure Employer Services, Inc.	Delayed Draw	10.54%	SOFR	525	12/17/2029	USD	13,166,667	8,148,188	8,336,667	[1,2,3,7]
Wellington Bidco, Inc.	Delayed Draw	1.00%			6/5/2030	USD	503,264	(5,003)	(5,033)	[1,3,4,6]
Wellington Bidco, Inc.	Revolver	10.34%	SOFR	500	6/5/2030	USD	84,858	84,017	84,010	[1,2,3,4]
Wellington Bidco, Inc.	Revolver	0.50%			6/5/2030	USD	534,608	(5,284)	(5,346)	[1,3,6]
Wellington Bidco, Inc.	First Lien Term Loan	10.34%	SOFR	500	6/5/2030	USD	2,566,646	2,541,193	2,540,980	[1,2,3,4]
Wilson Electronics Holdings, LLC	First Lien Term Loan	12.05%	SOFR	671	5/17/2027	USD	25,638,118	25,341,679	25,827,840	[1,2,3]
WorkForce Software, LLC	Revolver	0.50%			7/31/2025	USD	463,235	—	(6,949)	[1,3,6]
WorkForce Software, LLC	First Lien Term Loan	12.75% 3.00% PIK	SOFR	425	7/31/2025	USD	4,638,766	4,543,722	4,580,781	[1,2,3,5]
Workwave Intermediate II, LLC	Delayed Draw	1.00%			6/29/2027	USD	2,711,758	(38,956)	(40,676)	[1,3,6]
Xactly Corporation	First Lien Term Loan	11.70%	SOFR	625	7/31/2025	USD	31,524,544	31,064,299	31,366,921	[1,2,3]
XPLOR T1, LLC USD KKR	First Lien Term Loan	10.91%	SOFR		10/14/2026	USD	2,069,567	2,069,567	2,069,567	[1,2,3]
Yes Energy LLC	First Lien Term Loan	10.34%	SOFR	500	4/21/2028	USD	930,080	904,070	902,893	[1,2,3]
Yes Energy LLC	Delayed Draw	10.34%	SOFR	500	4/21/2028	USD	803,983	35,585	46,002	[1,2,3,7]
Zendesk, Inc.	Delayed Draw	1.00%			11/22/2028	USD	461,957	(5,781)	4,544	[1,3,6]
Zendesk, Inc.	First Lien Term Loan	11.60%	SOFR	625	11/22/2028	USD	1,895,961	1,876,441	1,914,611	[1,2,3]
ZocDoc, Inc.	First Lien Term Loan	11.83%	SOFR	650	5/21/2029	USD	31,367,401	30,981,578	30,975,309	[1,2,3,4]
								4,242,261,201	4,235,920,300
Utilities — 0.1%
EDPO, LLC	Delayed Draw	1.00%			12/8/2027	USD	713,333	(7,150)	(3,567)	[1,3,4,6]
IP Operationas II Investco	Delayed Draw	10.85%	SOFR	550	6/26/2029	USD	884,915	277,318	277,274	[1,2,3,7]
IP Operationas II Investco	Delayed Draw	10.84%	SOFR	550	6/26/2029	USD	1,277,931	225,233	225,167	[1,2,3,7]
Water Holdings Acquisition, LLC	Revolver	10.68%	SOFR	525	12/18/2026	USD	1,285,714	1,229,023	1,235,467	[1,2,3,7]
Water Holdings Acquisition, LLC	Delayed Draw	10.68%	SOFR	525	12/18/2026	USD	8,329,447	610,780	527,242	[1,2,3,7]
Water Holdings Acquisition, LLC	First Lien Term Loan	10.68%	SOFR	525	12/18/2026	USD	22,975,198	22,649,064	22,515,694	[1,2,3]
Water Holdings Acquisition, LLC	Revolver	10.68%	SOFR	525	12/18/2026	USD	1,903,226	1,145,456	1,223,117	[1,2,3,7]
								26,129,724	26,000,394
Total Senior Secured Loans								16,079,095,488	16,058,818,613

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 38.8%
Investment Partnerships — 5.1%
AG Direct Lending Fund II (Unlevered), L.P.						USD	N/A	14,833,116	16,275,923	[1,11,17]
AG Direct Lending Fund II, L.P.						USD	N/A	16,126,441	18,927,751	[1,11,17]
AG Direct Lending Fund III, L.P.						USD	N/A	12,089,011	11,934,285	[1,11,17]
AG GTDL Fund II, L.P.						USD	N/A	15,056,816	16,354,332	[1,11,17]
AG Twinbrook Origination Fund I, L.P.						USD	N/A	25,000,000	26,392,329	[1,11,17]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	110,919,386	110,084,909	[1,11,17]
Ares Commercial Finance LP						USD	N/A	28,535,713	34,289,201	[1,11,17]
Ares Priority Loan Co-Invest LP						USD	N/A	28,625,000	29,783,467	[1,11,17]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	4,845,848	7,197,587	[1,11,17]
Barings CMS Fund, LP						USD	N/A	3,000,000	13,202	[1,11,17]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	26,591,423	27,841,741	[1,11,17]
Blue Owl MC Debt Opportunities LP						USD	N/A	8,650,000	8,750,672	[1,11,17]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,915,118	5,531,813	[1,11,17]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	18,516,159	19,855,293	[1,11,17]
CW Credit Opportunity 2 LP						USD	N/A	3,551,948	3,554,595	[1,11]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	34,129,078	38,368,901	[1,11,17]
HPS KP Mezz Co.-Invest, L.P.						USD	N/A	87,288,623	110,594,954	[1,11,17]
HPS KP SIP V Co.-Investment						USD	N/A	14,203,288	18,410,476	[1,11,17]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	7,751,475	8,936,043	[1,11,17]
HPS Offshore Mezzanine Partners						USD	N/A	24,504,649	29,042,825	[1,11,17]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	53,788,624	58,083,318	[1,11,17]
KKR Institutional Middle Market Fund						USD	N/A	180,000,000	195,758,878	[1,11,17]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	90,671,971	84,005,928	[1,11,17]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,694,233	1,857,630	[1,11,17]
Providence Debt Fund III (Non-US) L.P.						USD	N/A	3,805,617	4,561,225	[1,11,17]
Raven Asset-Based Credit Fund II LP						USD	N/A	14,720,638	16,139,673	[1,11,17]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	42,698,666	[1,11,17]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,039	5,041,796	[1,11,17]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	—	782,507	[1,11,17]
Thompson Rivers LLC						USD	N/A	5,957,040	2,494,340	[1,11,17]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	33,750,000	33,569,807	[1,11,17]
Vista Credit Partners Fund III, L.P.						USD	N/A	37,005,874	39,885,583	[1,11,17]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,320,940	[1,11,17]
Waccamaw River LLC						USD	N/A	12,352,988	6,403,855	[1,11,17]
West Street Loan Partners V						USD	N/A	12,500,000	13,012,511	[1,11,17]
								989,775,697	1,047,756,956
Joint Ventures — 0.5%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	81,078,592	[1,11,17,18]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,400,593	[1,11,17,18]
								91,270,191	94,479,185

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Non-Listed Business Development Companies — 12.1%
26North BDC, Inc.						USD	400,000	10,000,000	10,275,805	[1,11,17]
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	125,984,580	[1,11,17]
Ares Strategic Income Fund						USD	3,820,632	100,000,000	105,755,333	[1,11,17]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,630,830	[1,11,17]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	926,459,669	[1,11,17]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	156,423,172	[1,11,17]
Blue Owl Technology Finance Corp.						USD	2,119,509	35,000,000	37,247,092	[1,11,17]
Blue Owl Technology Finance Corp. II						USD	3,919,972	57,596,910	62,544,960	[1,11,17]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	50,730,095	[1,11,17]
Carlyle Secured Lending III						USD	328,602	6,684,375	7,191,159	[1,11,17]
Franklin BSP Capital Corp						USD	2,198,487	27,297,757	32,301,395	[1,11,17]
Golub Capital BDC 4, Inc.						USD	8,393,455	125,901,821	128,811,543	[1,11,17]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,898,140	[1,11,17]
Golub Capital Private Credit Fund						USD	7,977,663	200,000,000	202,559,879	[1,11,17]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,018,978	[1,11,17]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,000,000	[1,11,17]
New Mountain Guardian III BDC, L.L.C.						USD	10,000,000	83,040,000	82,780,087	[1,11,17]
New Mountain Guardian IV BDC, L.L.C.						USD	2,750,000	27,500,000	28,764,071	[1,11,17]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	39,570,889	[1,11,17]
Sixth Street Lending Partners						USD	668,519	16,871,171	19,662,868	[1,11,17]
Stellus Private Credit BDC Feeder LP						USD	N/A	22,587,896	23,004,852	[1,11,17]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	77,811,694	[1,11,17]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	1,804,225	50,000,000	50,689,403	[1,11,17]
TCW Direct Lending VIII LLC						USD	1,000,000	43,947,611	42,455,323	[1,11,17]
Varagon Capital Corporation						USD	1,925,963	19,296,490	19,361,872	[1,11,17]
Vista Credit Strategic Lending Corp.						USD	1,595,688	31,625,910	31,859,758	[1,11,17]
								2,427,949,941	2,497,793,447
Private Collateralized Loan Obligations — 18.5%
ABPCI Pacific Funding LP		17.80%			5/31/2031	USD	161,864,583	161,864,583	174,302,361	[1,11,17]
Antares Loan Funding I Ltd.					6/15/2034	USD	103,200,000	103,200,000	122,804,431	[1,11,17]
Antares Loan Funding I Ltd.		10.57%	SOFR	525	2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,2,3]
Ares Private Credit Fund C-1 Holdco, LLC - Series 1						USD	N/A	507,478,237	514,483,907	[1,11,17]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
BlackRock MT. Lassen Senior Loan XII						USD	N/A	99,009,901	100,179,247	[1,11,17]
BlackRock Shasta Senior Loan Fund VII, LLC						USD	N/A	645,119,996	662,180,238	[1,11,17]
Comvest Structured Note Issuer I LLC						USD	N/A	289,407,968	297,667,593	[1,11,17]
GPG Loan Funding, LLC						USD	N/A	173,050,000	175,947,507	[1,11,17]
KCLF Note Issuer I SPV, LLC, Subordinated					1/15/3033	USD	124,025,000	124,025,000	131,411,276	[1,11,17]
NXT Capital Structured Note I LLC						USD	N/A	122,676,627	136,485,012	[1,11,17]
Palisades CLO, LLC						USD	N/A	120,306,230	134,371,706	[1,11,17]
Raven Senior Loan Fund LLC						USD	N/A	467,597,208	500,071,176	[1,11,17]
Silver Point Loan Funding, LLC						USD	N/A	833,346,023	877,947,610	[1,11,17]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	145,681,999	[1,11,17]
								3,813,959,001	4,003,134,063
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	209,251	[1,3]
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	1,121,696	4,830,800	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	688,061	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	139,204	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,572,634	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,738,422	[1,3]
								1,223,363	9,178,372
Special Purpose Vehicle for Common and Preferred Equity — 0.1%
Boost Co-Invest LP						USD	N/A	27,081,557	27,472,853	[1,11,17]

Special Purpose Vehicle for Common Equity — 0.2%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	18,739,670	18,798,789	[1,11,17]
GTCR (D) Investors LP						USD	N/A	1,493	1,493	[1,11,17]
Kelso XI Tailwind Co-Investment, L.P.						USD	N/A	800	800	[1,11,17]
KWOL Co.-Invest LP						USD	N/A	22,500,000	23,281,798	[1,11,17]
Marilyn Co-Invest, L.P.						USD	1	29,065,005	31,678,190	[1,11]
Milano Co.-Invest L.P.						USD	N/A	3,985,441	4,093,990	[1,11]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	2,096,041	[1,11,17]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	3,091,997	[1,11,17]
								79,168,824	83,043,088
Special Purpose Vehicle for Preferred Equity — 0.5%
CCOF Alera Aggregator, L.P.						USD	N/A	9,712,500	11,856,489	[1,11,17]
CCOF Sierra II, L.P.						USD	N/A	15,633,775	19,499,680	[1,11,17]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,403,797	[1,11,17]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,577,545	29,570,030	[1,11,17]
Minerva Co-Invest, L.P.						USD	N/A	23,209,315	27,403,140	[1,11,17]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	9,263,231	[1,11,17]
								80,388,738	99,996,367
Special Purpose Vehicle for Senior Secured Loans — 0.6%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,126,428	24,953,554	[1,8,11,17]
Capricorn Co-Invest, L.P.						EUR	N/A	31,591,274	32,109,729	[1,8,11,17]
Piccadilly Co-Invest, L.P.						USD	N/A	55,324,286	57,654,384	[1,11,17]
Proxima Co-Invest, L.P.						USD	N/A	9,837,213	10,516,414	[1,11,17]
								121,879,201	125,234,081
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	22,043,366	24,087,653	[1,11,17]

Total Private Investment Vehicles								7,654,739,879	8,012,176,065

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Collateralized Loan Obligations — 0.8%
ABPCI Direct Lending Fund CLO X LP		16.06%	SOFR	1073	1/20/2032	USD	12,000,000	11,485,419	12,317,475	[1,2,3,9,10]
ABPCI Direct Lending Fund CLO XII Ltd.		15.00%	SOFR	968	4/29/2035	USD	7,500,000	7,211,163	7,653,349	[1,2,3,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.93%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,219,801	[1,2,3,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.73%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,762,508	[1,2,3,9,10]
Barings Middle Market CLO 2023-II Ltd.		13.99%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	11,232,196	[1,2,3,9,10]
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.68%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	6,012,621	[1,2,3,9,10]
BlackRock Elbert CLO V LLC		23.50%			6/15/2034	USD	39,500,000	39,500,000	31,185,369	[1,3,9,12]
BlackRock Elbert CLO V LLC		14.04%	SOFR	870	6/15/2034	USD	13,000,000	12,639,894	12,779,401	[1,2,3,9,10]
Deerpath Capital CLO 2023-2, Ltd.		11.93%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	12,024,973	[1,2,3,9,10]
Golub Capital Partners CLO		11.32%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,855,440	[1,2,3,9,10]
HPS Private Credit CLO 2023-1 LLC		15.18%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,832,959	[1,2,3,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.85%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,805,891	[1,2,3,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.73%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,774,250	[1,2,3,9,10]
Monroe Capital MML CLO IX Ltd.		14.29%	SOFR	870	10/22/2031	USD	10,000,000	9,758,934	10,024,437	[1,2,9,10]
Monroe Capital MML CLO VII Ltd.		12.84%	SOFR	725	11/22/2030	USD	2,910,000	2,639,902	2,864,985	[1,2,3,9,10]
Monroe Capital MML CLO VIII, Ltd.		23.50%			11/22/2033	USD	15,000,000	14,735,496	8,052,463	*,1,3,9,10,12
Total Collateralized Loan Obligations								169,898,658	161,398,118

Common Stocks — 0.5%
Business Services — 0.0%
UP Intermediate II LLC						USD	10	1,000	1,000	[1,3]

Consumer Discretionary — 0.2%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	2,411,685	[1,3]
HeadRush Technologies - Class C						USD	111,500	111,500	111,500	[1,3]
Helitech HTI						USD	519	51,900	51,900	[1,3]
Leviathan Intermediate Holdco. LLC						USD	1	1,000	1,320	[1,3]
New Churchill Holdco LLC						USD	10	1,000	1,280	[1,3]
Vertex Service Partners, LLC						USD	1	1,000	1,767	[1,3]
								1,666,400	2,579,452

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Consumer Staples — 0.0%
City Line Distributors LLC - CLASS A						USD	60,076	60,076	71,338	[1,3]
Phoenix YW Buyer, Inc.						USD	1	1,000	1,000	[1,3]
								61,076	72,338
Financials — 0.3%
Accuserve Solutions, Inc.						USD	450,000	4,500,000	4,500,000	[1,3]
Forbright, Inc.						USD	280,309	3,611,111	10,470,897	[1,3]
Inszone Mid, LLC						USD	1,000	1,000	987	[1,3]
Maple Acquisition Holdings, LP (Class A-2)						USD	50	1,000	1,000	[1,3]
Morgan Stanley Direct Lending Fund						USD	2,182,590	45,500,000	47,689,594	[1]
PCS Midco Investment - Class A						USD	1	1,000	1,000	[1,3]
								53,614,111	62,663,478
Health Care — 0.0%
Alcresta Therapeutic - Class B						USD	4,470	4,470	4,470	[1,3]
GSV PracticeTek Holdings, LLC, Class A						USD	45,704	50,000	47,200	[1,3]
HEC Purchaser Corp. Class A-1						USD	206	206,400	206,400	[1,3]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,816	3,992,815	[1,3]
Vardiman Black Holdings, LLC						USD	34,545,390	—	—	[1,3]
WCI-BXC Investment Holdings LP						USD	1,000	1,001	999	[1,3]
								4,254,687	4,251,884
Industrials — 0.0%
Apex Service Partners Series B						USD	36	1,000	1,159	[1,3]
Atomic Transport, LLC						USD	2,188	654,497	1,442,607	[1,3,13]
Benecon Midco II LLC - Class A						USD	288	1,000	1,000	[1,3]
BPCP NSA Intermedco, Inc.						USD	13	12,675	12,680	[1,3]
Clarience Technologies - Class A-1						USD	—	1,000	1,002	[1,3]
Schill Landscaping and Lawn Care Services, LLC						USD	—	730	732	[1,3]
My Buyer, LLC						USD	2,076	207,600	207,600	[1,3]
Plimpton & Hills						USD	1,000	1,000	1,000	[1,3]
PlyCorp, LTD.						USD	29,580	29,580	29,580	[1,3]
S4T Holdings Corp.						USD	200	100,000	305,958	[1,3,14]
Secret Aggregator 1 Limited						GBP	285	355	37,257	[1,3,8]
Sunvair Aerospace Group, Inc.						USD	1	1,000	1,000	[1,3]
USSC HOLDING CORP.						USD	310	309,600	309,600	[1,3]
WG Topco, LLC Class B						USD	57,200	57,200	57,200	[1,3]
								1,377,237	2,408,375
Materials — 0.0%
Meyer Laboratory, LLC						USD	1,000	1,000	1,000	[1,3]
W.S. CONNELLY						USD	1	—	—	[1,3]
								1,000	1,000
Technology — 0.0%
Arcserve - Class A						USD	394,737	967,871	967,871	[1,3]
Gray Matter Systems Interco						USD	1,716	171,600	171,600	[1,3]
GS XX Corporation						USD	114,400	114,400	114,400	[1,3]
								1,253,871	1,253,871
Total Common Stocks								62,229,382	73,231,398

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks — 0.5%
Consumer Discretionary — 0.0%
3 Step Holdings, LLC Series D						USD	61	1,000	1,004	[1,3]
HeadRush Technologies - Class A		8.00% PIK				USD	111,500	111,500	111,500	[1,3]
								112,500	112,504

Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)		0.00%				USD	231,877	765,526	790,699	[1,3]

Financials — 0.0%
Cerity		13.75% PIK				USD	4,164	4,049,490	4,049,490	[1,3]

Health Care — 0.2%
Alcresta Therapeutic, Inc.		8.00% PIK				USD	443	442,530	442,530	[1,3]
American Family Care						USD	179,700	179,700	179,700	[1,3]
Ascend Plastic Surgery Partners MSO, LLC		10.00% PIK				USD	94,900	94,900	94,900	[1,3]
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	15,000	14,550,000	11,595,000	[1,3,5]
Propharma, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,5,15]
Vardiman Black Holdings, LLC						USD	16,761,329	4,891,627	4,891,551	[1,3]
								37,133,757	34,703,681
Industrials — 0.1%
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,783,003	2,448,852	[1,3,5,13]
Atomic Transport, LLC		13.50% PIK				USD	875	857,500	875,000	[1,3,5]
BPCP NSA Intermedco, Inc.						USD	25	38,025	38,025	[1,3]
FSG Acquisition, LLC, - Senior Preferred		17.35% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,5]
OHCP Silver Surfer Holdings Corp. - Series B Preferred		14.00% PIK				USD	7,500	7,275,000	7,425,000	[1,3,5]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	96,814	[1,3,5,14]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,228,485	[1,3,5,8]
								22,249,281	23,362,176
Materials — 0.0%
W.S. CONNELLY		10.00% PIK				USD	10	1,000	1,000	[1,3]

Technology — 0.2%
GS Holder, Inc. Preferred		17.35% PIK				USD	15,000	14,550,000	15,000,000	[1,3,5]
GS Holder, Inc. Preferred		17.32% PIK				USD	10,000	9,700,000	10,000,000	[1,3,5]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.50% PIK				USD	6,500	6,305,000	6,444,393	[1,3,5]
Riskonnect Parent, LLC - Series B Preferred		15.88% PIK				USD	11,000	10,780,000	11,000,000	[1,3,5]
Riskonnect Parent, LLC - Series C Preferred		13.75% PIK				USD	3,929	3,850,000	3,850,000	[1,3,5]
Wellington Bidco, Inc. Class A-2		8.00% PIK				USD	1,000	1,000	1,000	[1,3]
								45,186,000	46,295,393
Total Preferred Stocks								109,497,554	109,314,943

Subordinated Debt — 0.1%
Financials — 0.1%
KWOR Acquisition, Inc.		14.90% PIK	SOFR	975	12/21/2029	USD	6,938,554	6,797,367	7,030,143	[1,2,3,5]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
								12,297,367	12,530,143
Health Care — 0.0%
PAW Midco, Inc.		11.50% PIK	FIXED		12/22/2031	USD	1,340,265	1,323,860	1,219,239	[1,3,5]
PPV Intermediate Holdings LLC		13.25% PIK			8/31/2030	USD	6,476,718	6,143,372	6,232,713	[1,3,5]
								7,467,232	7,451,952
Materials — 0.0%
Comar Holding Company		11.75%	SOFR		12/23/2024	USD	3,500,000	3,479,818	3,500,000	[1,2,3]
Technology — 0.0%
Arcserve - Class B		9.00% PIK			1/2/2029	USD	410,952	354,379	350,494	[1,3,5]
Arcserve - Class C		9.00% PIK			1/2/2029	USD	420,320	362,457	358,484	[1,3,5]
								716,836	708,978
Total Subordinated Debt								23,961,253	24,191,073

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
Warrants — 0.1%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**	—	918,091	[1,3]

Health Care — 0.1%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	1,300,435		—	12,759,713	[1,3]
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2030						USD	335,353		—	3,013,571	[1,3]
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1	**	—	—	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		—	352,135	[1,3]
									—	16,125,419
Technology — 0.0%
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1	**	—	163,661	[1,3]
Total Warrants									—	17,207,171

Short-Term Investments — 2.2%
State Street Institutional U.S. Government Money Market Fund		5.17%				USD	447,923,534		447,923,534	447,923,534	[1,16]
Total Short-Term Investments — 2.2%									447,923,534	447,923,534
Total Investments — 120.5%									$24,547,345,748	$24,904,260,915
Senior Notes (net of deferred offering costs of $16,965,459) - (17.0)%										(3,508,034,541)
Liabilities Less Other Assets — (3.5)%										(723,311,706)
Net Assets — 100.0%										$20,672,914,668

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK - Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US - United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	As of June 30, 2024 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $24,820,061,331 as of June 30, 2024. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[2]	Floating rate security. Rate shown is the rate effective as of period end.
[3]	Value was determined using significant unobservable inputs.
[4]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[5]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[6]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[9]	Callable.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $141,101,387, which represents 0.7% of total net assets of the Fund.
[11]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[14]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	The rate is the annualized seven-day yield at period end.
[17]	These securities are restricted, the total value of these securities is $7,623,916,517, which represents 36.9% of total net assets of the Fund.
[18]	Affiliated company.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2024 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,126,428
26North BDC, Inc.	10/11/2023	10,000,000
ABPCI Pacific Funding LP	6/9/2022	161,864,583
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	14,833,116
AG Direct Lending Fund II, L.P.	3/31/2020	16,126,441
AG Direct Lending Fund III, L.P.	6/28/2019	12,089,011
AG GTDL Fund II, L.P.	3/31/2022	15,056,816
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	110,919,386
Ares Commercial Finance LP	3/31/2021	28,535,713
Ares Priority Loan Co-Invest LP	1/25/2023	28,625,000
Ares Private Credit Fund C-1 Holdco, LLC - Series 1	7/11/2023	507,478,237
Ares Strategic Income Fund	12/5/2022	100,000,000
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	4,845,848
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	99,009,901
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	18,739,670
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	26,591,423
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	8,650,000
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	57,596,910
Boost Co-Invest LP	1/25/2024	27,081,557
Capricorn Co-Invest, L.P.	12/18/2023	31,591,274
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Carlyle Secured Lending III	9/28/2022	6,684,375
CCOF Alera Aggregator, L.P.	4/25/2023	9,712,500
CCOF Sierra II, L.P.	8/2/2022	15,633,775
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	289,407,968
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,915,118
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	18,516,159
CW Credit Opportunity 2 LP	6/27/2024	3,551,948
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corp	1/20/2021	27,297,757
Golub Capital BDC 4, Inc.	4/21/2022	125,901,821
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC Subordinate Note	4/29/2024	173,050,000
GTCR (D) Investors LP	9/19/2023	1,493
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	34,129,078
HPS KP Mezz Co.-Invest, L.P.	4/1/2024	87,288,623
HPS KP SIP V Co.-Investment	4/1/2024	14,203,288
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,751,475
HPS Mint Co-Invest Fund, L.P.	5/25/2022	21,577,545
HPS Offshore Mezzanine Partners	4/1/2024	24,504,649
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	53,788,624
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	124,025,000
Kelso XI Tailwind Co-Investment, L.P.	9/11/2023	800
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund	10/16/2023	180,000,000
KWOL Co.-Invest LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366
Marilyn Co-Invest, L.P.	4/1/2024	29,065,005
Marlin Credit Opportunities Fund, L.P.	5/21/2021	90,671,971
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Milano Co.-Invest L.P.	4/1/2024	3,985,441
Minerva Co-Invest, L.P.	2/11/2022	23,209,316
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
New Mountain Guardian III BDC, L.L.C.	3/27/2020	83,040,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	27,500,000
NXT Capital Structured Note I LLC	1/26/2022	122,676,627
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,694,233
Palisades CLO, LLC	4/18/2023	120,306,230
Piccadilly Co-Invest, L.P.	4/17/2023	55,324,286
Providence Debt Fund III (Non-US) L.P.	3/31/2021	3,805,617
Proxima Co-Invest, L.P.	11/2/2021	9,837,213
Raven Asset-Based Credit Fund II LP	9/21/2021	14,720,638
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	833,346,023
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	16,871,171
Stellus Private Credit BDC Feeder LP	1/31/2022	22,587,896
Stone Point Credit Corporation	12/30/2022	75,500,000
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,039
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	50,000,000
TCW Direct Lending VIII LLC	1/31/2022	43,947,611
THL Fund IX Investor Plymouth II LP	8/31/2023	1,865,889
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	-
Thompson Rivers LLC	6/29/2021	5,957,040
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	33,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Vista Credit Partners Fund III, L.P.	9/15/2021	37,005,874
Vista Credit Strategic Lending Corp.	10/10/2023	31,625,910
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,352,988
West Street Loan Partners V	3/14/2024	12,500,000
Total		$7,623,916,517

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of June 30, 2024 (Unaudited)

SWAP CONTRACT
INTEREST RATE SWAPS					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$-	$(215,375)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	-	(1,000,322)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	-	(212,238)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	-	(90,360)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	-	(28,951,841)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(7,624,620)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	(618,372)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	(66,695)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	(4,878,763)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	(525,383)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000		(228,090)
PNC Bank, N.A.	Daily Simple SOFR2 + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000		(301,400)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	(978,699)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	(2,907,229)
PNC Bank, N.A.	Daily Simple SOFR2 + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000		(688,000)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(2,574,403)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	558,301
PNC Bank, N.A.	Daily Simple SOFR2 + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000		(1,488,224)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	-	(1,626,688)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(2,243,663)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(168,702)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(3,244,146)
MUFG Bank, Ltd.	Daily Simple SOFR2 + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000		(193,303)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	4,870,326
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(6,241,581)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(1,552,550)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	3,902,207
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	6,721,437
MUFG Bank, Ltd.	Daily Simple SOFR2 + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000		(676,287)

TOTAL INTEREST RATE SWAPS						$(53,244,663)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Settlement	Currency Amount	Value at Opening Date of	Value at	Unrealized Appreciation
Currency Purchased	Counterparty	Sold	Date	Purchased	Contract	June 30, 2024	(Depreciation)
Euro	State Street	USD	July 10, 2024	11,908,802	$12,767,248	$12,760,762	$(6,486)
Euro	State Street	USD	July 17, 2024	5,769,723	6,303,942	6,184,671	(119,271)
Euro	State Street	USD	December 06, 2024	5,724,449	6,175,307	6,181,131	5,825
					25,246,497	25,126,564	(119,932)

		Currency	Settlement	Currency Amount	Value at Opening Date of	Value at	Unrealized Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	June 30, 2024	(Depreciation)
Australian Dollars	State Street	USD	July 10, 2024	$(28,171,994)	$(18,716,097)	$(18,800,079)	$(83,982)
Australian Dollars	State Street	USD	September 05, 2024	(2,828,262)	(1,882,972)	(1,890,101)	(7,129)
British Pound	State Street	USD	July 10, 2024	(146,406,788)	(185,273,945)	(185,083,268)	190,677
British Pound	State Street	USD	July 31, 2024	(5,056,088)	(6,434,465)	(6,392,946)	41,519
British Pound	State Street	USD	August 23, 2024	(871,394)	(1,105,856)	(1,102,004)	3,852
British Pound	State Street	USD	September 16, 2024	(5,537,633)	(7,072,720)	(7,004,323)	68,397
British Pound	State Street	USD	September 30, 2024	(11,246,895)	(14,229,009)	(14,226,923)	2,086
Canadian Dollars	State Street	USD	July 10, 2024	(162,847,692)	(118,835,497)	(119,067,518)	(232,021)
Canadian Dollars	State Street	USD	August 29, 2024	(10,408,024)	(7,575,367)	(7,619,289)	(43,922)
Canadian Dollars	State Street	USD	August 30, 2024	(2,016,597)	(1,482,737)	(1,476,305)	6,432
Canadian Dollars	State Street	USD	September 03, 2024	(17,106,844)	(12,579,024)	(12,524,766)	54,258
Canadian Dollars	State Street	USD	September 11, 2024	(11,447,443)	(8,334,809)	(8,382,894)	(48,085)
Euro	State Street	USD	July 10, 2024	(432,027,155)	(462,115,625)	(462,934,515)	(818,890)
Euro	State Street	USD	July 17, 2024	(13,805,989)	(15,031,337)	(14,798,891)	232,446
Euro	State Street	USD	July 31, 2024	(9,654,039)	(10,550,127)	(10,355,766)	194,361
Euro	State Street	USD	August 30, 2024	(11,748,524)	(12,788,562)	(12,620,676)	167,886
Euro	State Street	USD	September 10, 2024	(2,198,855)	(2,370,146)	(2,363,375)	6,771
Euro	State Street	USD	September 11, 2024	(2,779,280)	(3,002,401)	(2,987,376)	15,025
Euro	State Street	USD	September 13, 2024	(31,056,013)	(33,811,302)	(33,384,608)	426,694
Euro	State Street	USD	September 30, 2024	(48,512,981)	(51,962,254)	(52,202,996)	(240,742)
Euro	State Street	USD	December 04, 2024	(3,399,265)	(3,729,130)	(3,670,072)	59,058
Euro	State Street	USD	December 06, 2024	(9,182,096)	(10,081,666)	(9,914,621)	167,045
New Zealand Dollar	Marlin Equity Partners	USD	July 10, 2024	(6,367,690)	(3,892,442)	(3,878,528)	13,914
Norwegian Krone	Marlin Equity Partners	USD	February 14, 2025	(13,125,000)	(1,252,983)	(1,235,459)	17,524
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,064,560)	214,969
Swedish Krona	Marlin Equity Partners	USD	September 10, 2024	(15,461,603)	(1,480,897)	(1,464,410)	16,487
Swedish Krona	Marlin Equity Partners	USD	September 30, 2024	(245,155,882)	(23,531,727)	(23,250,378)	281,349
					(1,020,402,626)	(1,019,696,647)	705,979

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(995,156,129)	$(994,570,083)	$586,047

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of June 30, 2024.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each Subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries are as follows as of June 30, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$4,612,567,215	22.31%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	387,200,395	1.87%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	23,563,993	0.11%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	15,407,512	0.07%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	1,564,564,515	7.57%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	13,442,315	0.07%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	137,428,704	0.66%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	66,727,544	0.32%
CW Point LLC (“CW Point”)	February 1, 2023	238,197,564	1.15%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	20,566,393	0.10%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	20,349,099	0.10%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	48,473,325	0.23%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	4,612,427	0.02%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	37,010,508	0.18%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	118,692,650	0.57%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	962,953,293	4.66%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	51,982,244	0.25%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	27,861,217	0.13%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	27,579,853	0.13%
SR CW LLC (“SR CW”)	September 23, 2023	196,530,506	0.95%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	420,530,449	2.03%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	69,353,549	0.34%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	241,035,254	1.17%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	60,001,163	0.29%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	120,544,578	0.58%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,418	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	151,439,650	0.73%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	28,245,290	0.14%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	47,830,592	0.23%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	4,891,570	0.02%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	3,721,743	0.02%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	60,606,857	0.29%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	8,585,050	0.04%
Total		$9,793,281,435

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2024, the Fund had three outstanding forward currency contracts purchased long and twenty-seven outstanding forward currency contracts sold short, with total notional value of $23,402,974 and $(1,259,670,026), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2024, the Fund had twenty-four outstanding interest rate swap contracts with total notional value of $3,525,000,000.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2024, the Fund received $2,094,598 in commitment fees. As of June 30, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $3,736,549,584, $3,697,848,673, and $5,342,425, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	1,345,956
1364720 B.C. LTD	Delayed Draw	4,730,000
1364720 B.C. LTD	Revolver	2,000,000
2080 Media, Inc.	Delayed Draw	2,860,959
3 Step Sports LLC	Delayed Draw	3,447,728
3 Step Sports LLC	First Lien Term Loan	33,772
3 Step Sports LLC	Revolver	631,578
A1 Garage Equity, LLC	Delayed Draw	1,069,848
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	16,338,902
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	1,704,217
AB Centers Acquisition Corporation	Revolver	1,420,181
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
Accession Risk Management Group	Delayed Draw	716,071
Acclaim Midco, LLC	Delayed Draw	3,589,744
Acclaim Midco, LLC	Revolver	1,435,897
Accuserve Solutions, Inc.	Delayed Draw	10,204,682
Accuserve Solutions, Inc.	Revolver	4,686,733
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	2,464,647
ACI Group Holdings, Inc.	Delayed Draw	1,332,806
Acquia, Inc.	Revolver	81,187
ACS Celsius Merger	Delayed Draw	1,424,769
ACS Celsius Merger	Revolver	162,531
ACTFY Buyer, Inc.	Delayed Draw	993,254
ACTFY Buyer, Inc.	Revolver	960,202
Adelaide Borrower, LLC	Delayed Draw	8,380,202
Adelaide Borrower, LLC	Revolver	3,788,174
Advantage HCS LLC	Revolver	4,500,000

Borrower	Type	Principal Amount
Advocate RCM Acquisitions	Revolver	521,000
Affinipay Midco, LLC	Revolver	2,209,945
Afiniti, Inc.	First Lien Term Loan	36,385
AG-Twin Brook Healthcare	Delayed Draw	46,000,000
AG-Twin Brook Healthcare	First Lien Term Loan	617,143
AI Fire Buyer, Inc.	Delayed Draw	1,637,391
Air Comm Corporation, LLC	Revolver	1,184,211
Air Comm Corporation, LLC	Revolver	2,439,024
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Delayed Draw	244,227
Alcami Corporation	Revolver	3,052,838
Alcresta Therapeutic	Delayed Draw	3,667,500
Alcresta Therapeutic	Revolver	360,750
Alcresta Therapeutic	Revolver	360,750
Alera Group Holdings, Inc.	Delayed Draw	16,583,940
Alera Group Holdings, Inc.	Delayed Draw	3,952,205
Allied Benefit Systems Intermediate LLC	Delayed Draw	1,353,093
Allied Benefit Systems Intermediate LLC	Delayed Draw	7,731,959
Allworth Financial Group, L.P.	Delayed Draw	19,023,214
Allworth Financial Group, L.P.	Delayed Draw	3,691,071
Alpha US Buyer, LLC	Delayed Draw	5,818,182
Alpha US Buyer, LLC	Revolver	1,963,636
Alpine Acquisition Corp.	Revolver	95,174
Alteryx	Delayed Draw	3,838,020
Alteryx	Revolver	1,705,787
Amba Buyer, Inc.	Delayed Draw	9,445,869
American Family Care	Delayed Draw	795,000
American Family Care	Revolver	278,672
AmeriLife Holdings, LLC	Delayed Draw	2,187,241
AmeriLife Holdings, LLC	Revolver	3,323,169
Amspec Parent, LLC	Delayed Draw	6,490,141
Amspec Parent, LLC	Delayed Draw	2,225,152
Amspec Parent, LLC	Revolver	6,084,507
Any Hour, LLC	Delayed Draw	9,345,815
Any Hour, LLC	Revolver	4,065,430
Apex Service Partners, LLC	Delayed Draw	1,940,778
Apex Service Partners, LLC	Delayed Draw	176,048
Apex Service Partners, LLC	Delayed Draw	6,683,333
Apex Service Partners, LLC	Delayed Draw	1,016
Apex Service Partners, LLC	Delayed Draw	185
Apex Service Partners, LLC	Delayed Draw	403,473

Borrower	Type	Principal Amount
Apex Service Partners, LLC	First Lien Term Loan	95,419
Apex Service Partners, LLC	First Lien Term Loan	760,008
Apex Service Partners, LLC	Revolver	1,064,481
Apex Service Partners, LLC	Revolver	301,039
Apex Service Partners, LLC	Revolver	836,216
Apex Service Partners, LLC	Revolver	1,493,181
Apex Service Partners, LLC	Revolver	709,654
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	6,048,266
Appfire Technologies, LLC	Revolver	756,000
Applied Technical Services, LLC	Delayed Draw	4,124,843
Applied Technical Services, LLC	Revolver	425,097
Applied Technical Services, LLC	Revolver	230,497
Aptean, Inc.	Delayed Draw	14,362,452
Aptean, Inc.	Revolver	7,898,861
AQ Sunshine, Inc.	Delayed Draw	30,701
AQ Sunshine, Inc.	Revolver	147,772
AQ Sunshine, Inc.	Revolver	2,083,333
Arax MidCo, LLC	Delayed Draw	7,814,655
Arax MidCo, LLC	Revolver	2,155,172
Archer Acquisition, LLC	Delayed Draw	4,043,225
Archer Acquisition, LLC	Revolver	261,174
Arcoro Holdings Corp.	Revolver	1,956,522
Ardonagh Midco 3 PLC	Delayed Draw	11,724,949
Ardonagh Midco 3 PLC	Delayed Draw	3,104,914
Ardurra Group LLC	Delayed Draw	2,757,457
Ardurra Group LLC	Revolver	1,810,345
Armada Parent, Inc.	Revolver	2,400,000
Arrow Management Acquisition	Delayed Draw	20,000,000
Artivion, Inc.	Delayed Draw	5,669,194
Artivion, Inc.	Revolver	833
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	2,703,000
Ascend Plastic Surgery Partners MSO, LLC	Revolver	548,500
ASG III, LLC	Delayed Draw	133,333
ASG III, LLC	Revolver	500,000
Associations, Inc.	Delayed Draw	6,330,584
Associations, Inc.	Revolver	5,072,583
ATI Restoration, LLC	Delayed Draw	6,103,257
ATI Restoration, LLC	Revolver	159,070
Auveco Holdings, Inc.	Delayed Draw	-
Auveco Holdings, Inc.	Revolver	1,019,737

Borrower	Type	Principal Amount
Avalara, Inc.	Revolver	2,727,273
Avalign Holdings, Inc.	Revolver	2,182,258
Avetta, LLC	Revolver	782,608
AWC-MH Acquisition LLC	First Lien Term Loan	70,856
AWP Group Holdings, Inc.	Delayed Draw	1,558,824
AWP Group Holdings, Inc.	Delayed Draw	4,682,214
AWP Group Holdings, Inc.	Revolver	458,824
AWP Group Holdings, Inc.	Revolver	1,625,523
AWT Merger Sub, Inc.	Revolver	821,429
AXPM Dental Management, LLC	Delayed Draw	8,243,186
AXPM Dental Management, LLC	Revolver	3,131,476
Azurite Intermediate	Delayed Draw	1,122,480
Azurite Intermediate	Revolver	499,000
Baker Tilly Advisory Group, LP	Delayed Draw	1,363,150
Baker Tilly Advisory Group, LP	Revolver	1,024,648
Bamboo US BidCo LLC	Delayed Draw	2,133,532
Bamboo US BidCo LLC	Delayed Draw	1,249,714
Bamboo US BidCo LLC	First Lien Term Loan	48,200
Bamboo US Bidco LLC	First Lien Term Loan	77,442
Bamboo US BidCo LLC	Revolver	943,890
Bausch Receivables Funding LP	Revolver	5,000,000
Baxter Planning Systems, LLC	Delayed Draw	778,445
Baxter Planning Systems, LLC	Revolver	766,891
BC Group Holdings, Inc.	Delayed Draw	2,101,447
Beacon Mobility Corp.	Revolver	890,184
Beacon Pointe Harmony LLC	Delayed Draw	107,053
Beacon Pointe Harmony LLC	Revolver	639,000
Belmont Buyer, Inc.	Delayed Draw	273,983
Belmont Buyer, Inc.	Revolver	1,264,535
Benecon Midco II LLC	Revolver	637,168
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	2,266,667
Bestop, Inc.	Delayed Draw	798,802
Bestop, Inc.	Delayed Draw	798,802
Bestop, Inc.	Revolver	1,414,320
Beta Plus Technologies, Inc.	Revolver	4,020,000
BetterCloud, Inc.	Revolver	2,512,669
BetterCloud, Inc.	Revolver	3,801,052
BGI Purchaser, Inc.	Delayed Draw	1,010,802
BGI Purchaser, Inc.	Revolver	367

Borrower	Type	Principal Amount
BGIF IV Fearless Utility Services, Inc.	Delayed Draw	442,887
BGIF IV Fearless Utility Services, Inc.	Revolver	387,514
Bigtime Software, Inc.	Delayed Draw	2,496,000
Bigtime Software, Inc.	Revolver	2,327,586
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	4,763,136
Blackbird Purchaser, Inc.	Revolver	5,526,419
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
Blueco 22 Limited	Delayed Draw	267,522
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	655,462
Bluesight, Inc.	Revolver	1,200,000
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	5,199,628
BPCP NSA Intermedco, Inc.	Revolver	2,816,811
BPI Intermediate Holdings, Inc.	Revolver	1,440,000
BradyIFS Holdings, LLC	Delayed Draw	980,422
BradyIFS Holdings, LLC	Revolver	1,780,595
Broadcast Music, Inc.	Revolver	1,205,483
BSC Top Shelf Blocker, LLC	Revolver	294,500
Bullhorn, Inc.	Delayed Draw	12,800,000
Bullhorn, Inc.	Revolver	3,368,421
BusinesSolver.com, Inc.	Delayed Draw	2,020,433
C.P. Converters, Inc.	First Lien Term Loan	8,462
Cadence Engines Systems Acquisition, Inc.	Revolver	87,500
Camin Cargo Control Holdings, Inc.	Delayed Draw	288,462
Camin Cargo Control Holdings, Inc.	Revolver	190,385
CAP-KSI Holdings, LLC	Revolver	1,712,772
Castle Management Borrower LLC	Revolver	750,000
CC SAG Acquisition Corp.	Delayed Draw	916,399
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	20,000,000
Cerity Partners, LLC	Delayed Draw	19,259,055
Cerity Partners, LLC	Delayed Draw	6,596,559
Cerity Partners, LLC	Delayed Draw	9,912,179
Cerity Partners, LLC	Revolver	2,201,035
Cerity Partners, LLC	Revolver	1,421,469
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Delayed Draw	1,626,016
CFS Brands, LLC	Revolver	2,439,024

Borrower	Type	Principal Amount
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	44,325,000
Chase Intermediate, LLC	Revolver	2,250,000
Cherry Bekaert Advisory LLC	Delayed Draw	2,812,500
Cherry Bekaert Advisory LLC	Delayed Draw	3,093,750
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Circauto Bidco AB	Delayed Draw	78,678,206
Citrin Cooperman Advisors, LLC	Delayed Draw	36,062,944
City Line Distributors LLC	Revolver	1,500
City Line Distributors LLC	Revolver	900
Clarience Technologies LLC	Delayed Draw	1,837,190
Clarience Technologies LLC	Revolver	1,757,579
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	29,083,333
CMG Holdings Company, LLC	Delayed Draw	6,302,529
CNSI Holdings LLC	Revolver	1,122,469
Cobham Holdings, Inc.	Revolver	2,343,750
Collision SP Subco, LLC	Delayed Draw	877,002
Collision SP Subco, LLC	Delayed Draw	1,791,157
Collision SP Subco, LLC	Revolver	139,331
Collision SP Subco, LLC	Revolver	920,858
Community Medical Acquisition Corp.	Revolver	714,809
Concert Bidco Limited	First Lien Term Loan	4,528,275
Connect America.com, LLC	Revolver	2,241
Consor Intermediate II, LLC	Delayed Draw	19,647,887
Consor Intermediate II, LLC	Revolver	5,239,437
Continental Buyer, Inc.	Delayed Draw	5,095,541
Continental Buyer, Inc.	Delayed Draw	12,738,854
Continental Buyer, Inc.	Revolver	1,910,828
Continental Buyer, Inc.	Revolver	4,777,070
Contractual Buyer, LLC	Revolver	3,000,000
Coolsys, Inc.	Delayed Draw	60,648,148
COP HomeTown Acquisitions, Inc.	Revolver	338,333
COP HomeTown Acquisitions, Inc.	Revolver	699,444
CORA Health Holdings Corp.	Revolver	557,692
CORDENTAL Group Management, LLC	Delayed Draw	974,430
CORDENTAL Group Management, LLC	Revolver	359,500
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Delayed Draw	4,139,295
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	9,691,087
Coupa Holdings, LLC	Delayed Draw	4,018,297

Borrower	Type	Principal Amount
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	361,757
CPEX Purchaser, LLC	Delayed Draw	828,252
CPEX Purchaser, LLC	Revolver	2,181,818
CPF Dental, LLC	Delayed Draw	1,867,677
CPF Dental, LLC	First Lien Term Loan	57,823
Credit Connection, LLC	Revolver	600,000
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
CSAFE Acquisition Co.	Delayed Draw	1,086,502
CSAFE Acquisition Co.	Revolver	1,755,681
Cube Industrials Buyer, Inc.	Revolver	931,034
Curia Receivables II SPV, LLC	Revolver	1,700,000
CX Institutional, LLC	Delayed Draw	3,698,000
DataLink, LLC	Revolver	846,774
DCG Acquisition Corp.	Delayed Draw	1,141,774
DCG Acquisition Corp.	Revolver	1,141,774
Demakes Borrower, LLC	Delayed Draw	719,180
Demakes Borrower, LLC	Delayed Draw	1,152,000
Denali Bidco, Ltd.	Delayed Draw	3,236,333
Denali Bidco, Ltd.	Delayed Draw	2,782,931
Denali Buyerco LLC	Delayed Draw	23,502,439
Dentive Capital, LLC	Delayed Draw	8,484,276
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
Diligent Corporation	Delayed Draw	6,234,070
Diligent Corporation	Revolver	2,849,814
DISA Holdings Corp.	Delayed Draw	3,436,707
DISA Holdings Corp.	Revolver	1,145,569
Disco Parent, LLC	Revolver	331,390
Diverzify Intermediate LLC	Delayed Draw	17,142,857
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,611,724
DOXA Insurance Holdings, LLC	Delayed Draw	535,119
DOXA Insurance Holdings, LLC	Revolver	440,322
DTI Holdco, Inc.	Revolver	754,968
Duraserv LLC	Delayed Draw	169,477
Duraserv LLC	Revolver	175,031
Dwyer Instruments, Inc.	Delayed Draw	2,277,762
Dwyer Instruments, Inc.	Revolver	2,877,190

Borrower	Type	Principal Amount
Easy Ice, LLC	Delayed Draw	203,966
Easy Ice, LLC	Delayed Draw	608,658
Easy Ice, LLC	Delayed Draw	3,673
Echo Purchaser, Inc.	Delayed Draw	844,769
Echo Purchaser, Inc.	Revolver	536,545
EdgeCo Buyer, Inc.	Delayed Draw	4,305,000
Edmunds GovTech, Inc.	Delayed Draw	11,852,476
Edmunds GovTech, Inc.	Revolver	500
EDPO, LLC	Delayed Draw	713,333
Elemica Parent, Inc.	Revolver	148,501
Emerge Intermediate, Inc.	Revolver	1,364,000
Empower Payments Investor, LLC	Delayed Draw	4,063,900
Empower Payments Investor, LLC	Delayed Draw	4,293,232
Empower Payments Investor, LLC	Revolver	2,501,761
Empower Payments Investor, LLC	Revolver	1,993,798
Endodontic Practice Partners LLC	Delayed Draw	3,604,000
Energy Acquisition LP	Delayed Draw	2,548,000
ENT MSO LLC	Delayed Draw	3,056,387
ENT MSO LLC	Revolver	694,633
Enverus Holdings, Inc.	Delayed Draw	399,613
Enverus Holdings, Inc.	Delayed Draw	2,265,810
Enverus Holdings, Inc.	Delayed Draw	1,929,571
Enverus Holdings, Inc.	Revolver	608,108
Enverus Holdings, Inc.	Revolver	3,447,972
Enverus Holdings, Inc.	Revolver	2,894,356
EP Wealth Advisors, LLC	Delayed Draw	6,500,000
EP Wealth Advisors, LLC	Delayed Draw	883,311
EP Wealth Advisors, LLC	Revolver	260
ERC Holdings, LLC	Revolver	347,929
ERC Holdings, LLC	Revolver	1,631,604
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
Essential Services Holding Corporation	Delayed Draw	1,553,662
Essential Services Holding Corporation	Delayed Draw	1,338,269
Essential Services Holding Corporation	Revolver	971,064
Essential Services Holding Corporation	Revolver	836,413
Eternal AUS Bidco PTY LTD	Delayed Draw	842,754
Evergreen Services Group II	Delayed Draw	2,400,000
Evergreen Services Group II	Revolver	4,861,111
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,000,000
Excel Fitness Holdings, Inc.	Delayed Draw	131,506
Excel Fitness Holdings, Inc.	Delayed Draw	3,530,259

Borrower	Type	Principal Amount
Excelitas Technologies Corp.	Delayed Draw	3,087,757
Express Wash Concepts	Delayed Draw	2,367,334
Faraday Buyer, LLC	Delayed Draw	1,699,104
Fastlap LLC	Delayed Draw	1,848,000
Fastlap LLC	Revolver	294,500
Fenix Topco, LLC	Delayed Draw	126,410
Fenix Topco, LLC	Delayed Draw	5,312,683
Financia	Delayed Draw	17,380,000
Finastra USA, Inc.	Revolver	845,864
Finastra USA, Inc.	Revolver	6,864,661
Flint OpCo, LLC	Delayed Draw	1,439,341
Flint OpCo, LLC	Delayed Draw	6,001,693
Flint OpCo, LLC	Revolver	1,026,252
Flint OpCo, LLC	Revolver	1,000
Flow Control Solutions, Inc.	Revolver	130,962
FLS Holding, Inc.	Revolver	1,000,000
Fortis Solutions Group, LLC	Delayed Draw	15,153,334
Fortis Solutions Group, LLC	Revolver	2,230,054
Foundation Risk Partners, Corp.	Delayed Draw	2,199,738
Foundation Risk Partners, Corp.	Delayed Draw	21,469,103
Foundation Risk Partners, Corp.	Delayed Draw	9,266,278
Foundation Risk Partners, Corp.	Delayed Draw	11,252,536
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	939,824
Foundation Risk Partners, Corp.	Revolver	8,925,450
FR Vision Holdings, Inc.	Revolver	352,951
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	677,127
Fullsteam Operations LLC	Delayed Draw	3,507,407
Fullsteam Operations LLC	Revolver	280,593
Fyzical Buyer, LLC	Revolver	318,600
Gainsight, Inc.	First Lien Term Loan	777,675
Gainsight, Inc.	Revolver	1,350,000
Galway Borrower, LLC	Delayed Draw	83,551,329
Galway Borrower, LLC	Delayed Draw	3,996,448
Galway Borrower, LLC	Revolver	7,195,048
Galway Borrower, LLC	Revolver	1,912,917
Galway Borrower, LLC	Revolver	293,856
Galway Borrower, LLC	Revolver	422,180
Galway Borrower, LLC	Revolver	475,041
Gateway US Holdings, Inc.	Revolver	854,815
Gestion ABS Bidco, Inc.	Delayed Draw	8,453,050

Borrower	Type	Principal Amount
Gestion ABS Bidco, Inc.	Revolver	2,542,007
Global Critical Logistics LLC	Delayed Draw	9,500,000
Global Music Rights	Revolver	172,997
Global Music Rights	Revolver	1,508,825
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	4,102,564
Gold Medal Services LLC	Delayed Draw	739,742
Gold Medal Services LLC	Revolver	158,022
Gold Medal Services LLC	Revolver	158,022
GovBrands Intermediate, Inc.	Revolver	601,144
GovDelivery Holdings, LLC	Delayed Draw	8,909,035
GovDelivery Holdings, LLC	Delayed Draw	5,293,901
GovDelivery Holdings, LLC	First Lien Term Loan	109,548
GovDelivery Holdings, LLC	Revolver	7,970,175
GovDelivery Holdings, LLC	Revolver	4,856,422
Graffiti Buyer, Inc.	Delayed Draw	1,259,532
Graffiti Buyer, Inc.	Delayed Draw	4,203,869
Graffiti Buyer, Inc.	Revolver	2,522,321
GraphPAD Software, LLC	Delayed Draw	1,762,121
GraphPAD Software, LLC	Revolver	660,795
GRAY MATTER SYSTEMS	Delayed Draw	609,400
GRAY MATTER SYSTEMS	Revolver	466,500
Great Kitchens Food Company, Inc.	Revolver	1,299,435
Ground Penetrating Radar Systems, LLC	Delayed Draw	12,645,349
Ground Penetrating Radar Systems, LLC	Delayed Draw	5,409,562
Ground Penetrating Radar Systems, LLC	Revolver	6,744,186
Ground Penetrating Radar Systems, LLC	Revolver	2,885,100
Groundworks, LLC	Delayed Draw	479,581
Groundworks, LLC	Revolver	837,696
GS Acquisitionco, Inc.	Delayed Draw	3,976,000
GS Acquisitionco, Inc.	Revolver	816,960
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	1,550,707
GS Seer Group Borrower LLC	Revolver	733,945
GS XX Corporation	Revolver	311,000
GSV Holding, LLC	Delayed Draw	7,678,119
GTCR F Buyer Corp.	Delayed Draw	251,051
GTCR F Buyer Corp.	Revolver	1,000
Guidehouse LLP	First Lien Term Loan	35,558
Guidehouse, Inc.	First Lien Term Loan	38,662

Borrower	Type	Principal Amount
GuidePoint Security Holdings, LLC	Delayed Draw	704,963
GuidePoint Security Holdings, LLC	Revolver	477,364
H2 Holdco, Inc.	Delayed Draw	2,484,000
HeartLand PPC Buyer, LLC	Delayed Draw	3,622,518
HeartLand PPC Buyer, LLC	Revolver	4,073,096
HEC Purchaser Corp.	Revolver	1,847,238
Helios Service Partners, LLC	Delayed Draw	1,063,199
Helium Acquirer Corporation	Delayed Draw	2,225,415
Helium Acquirer Corporation	Revolver	245,415
HemaSource, Inc.	Revolver	3,250,000
Higginbotham Insurance Agency, Inc.	Delayed Draw	18,013,389
High Bar Brands Operating, LLC	Delayed Draw	3,297,402
High Bar Brands Operating, LLC	Revolver	1,508,774
High Street Buyer	Delayed Draw	4,009,153
Hills Distribution, Inc.	Delayed Draw	838,165
Hills Distribution, Inc.	Revolver	400
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Delayed Draw	3,226,415
Homecare Software Solutions LLC	Revolver	1,415,094
HP RSS Buyer, Inc.	Delayed Draw	899,878
HPS Business Services	Delayed Draw	357,715
HPS Consumer Discretionary	First Lien Term Loan	13,338
HPS Financials	Delayed Draw	122,935
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	48,429,459
HPS Technology	Revolver	250,000
HS Spa Holdings, Inc.	Delayed Draw	250,000
HS Spa Holdings, Inc.	Revolver	235,129
HSI Halo Acquisition, Inc.	Delayed Draw	1,294,266
HSI Halo Acquisition, Inc.	First Lien Term Loan	7,247,890
HSI Halo Acquisition, Inc.	Revolver	862,844
HTI Intermediate	Delayed Draw	423,000
HTI Intermediate	Revolver	226,000
HUFRIEDY GROUP ACQ	Delayed Draw	1,232,652
HUFRIEDY GROUP ACQ	Revolver	1,019,935
Hydraulic Technologies USA LLC	Revolver	3,148,500
Hyland Software, Inc.	Revolver	397,058
Hyland Software, Inc.	Revolver	2,262,444
Icefall Parent, Inc.	Revolver	1,620,040
iCIMS, Inc.	Revolver	1,586,666

Borrower	Type	Principal Amount
Iconic Purchaser Corporation	Revolver	309,744
IG Investment Holdings, LLC	Revolver	942,148
IG Investment Holdings, LLC	Revolver	547,260
Imagefirst Holdings, LLC	Delayed Draw	214,286
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Revolver	800,000
Individual FoodService	Delayed Draw	547,983
Individual FoodService	Revolver	934,153
Infinity Home Services Holdco, Inc.	Revolver	878
Innovative Discovery, LLC	Revolver	1,128,000
Innovetive Petcare, LLC	Delayed Draw	295,440
Inszone Mid, LLC	Delayed Draw	2,978,004
Inszone Mid, LLC	Revolver	529,411
Integrated Power Services	Delayed Draw	13,604,107
Integrated Power Services	Revolver	1,476,674
Integrity Marketing Acquisition, LLC	Delayed Draw	46,422,701
Integrity Marketing Acquisition, LLC	Delayed Draw	16,976,791
Integrity Marketing Acquisition, LLC	Revolver	2,962,963
Integrity Marketing Acquisition, LLC	Revolver	7,152,721
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IP Operationas II Investco	Delayed Draw	589,944
IP Operationas II Investco	Delayed Draw	1,027,205
IQN Holding Corp.	Delayed Draw	1,262,567
IQN Holding Corp.	Revolver	1,360,427
IvyRehab Intermediate II, LLC	Delayed Draw	37,500,000
IvyRehab Intermediate II, LLC	Revolver	1,604,167
J.S. Held Holdings LLC	Delayed Draw	212,158
JHCC Holdings LLC	Delayed Draw	551,847
JHCC Holdings LLC	Delayed Draw	2,338,099
JTM Foods, LLC	Revolver	111,919
Kaseya, Inc.	Delayed Draw	3,644,900
Kaseya, Inc.	Revolver	3,070,511
KBP Investments LLC	Delayed Draw	3,444,691
Keel Platform, LLC	Delayed Draw	3,421,767
KENE Acquisition, Inc.	Delayed Draw	1,647,351
KENE Acquisition, Inc.	Delayed Draw	5,617,978
KENE Acquisition, Inc.	Delayed Draw	5,720,553
KENE Acquisition, Inc.	Revolver	547,745
KENE Acquisition, Inc.	Revolver	1,643,258
KENE Acquisition, Inc.	Revolver	1,716,166
KENG Acquisition, Inc.	Delayed Draw	6,923,183
KENG Acquisition, Inc.	Revolver	2,903,226

Borrower	Type	Principal Amount
Kensington Private Equity Fund	Delayed Draw	4,080,000
Keystone Agency Investors	Delayed Draw	22,491,858
Kings Buyer, LLC	Revolver	131,117
Kittyhawk, Inc.	Revolver	466,500
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	1,416,393
Komline-Sanderson Group, Inc.	Delayed Draw	4,062,500
Komline-Sanderson Group, Inc.	Revolver	1,359,375
KPA Parent Holdings, LLC	Revolver	1,301,731
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kriv Acquisition, Inc.	Delayed Draw	3,450,665
Kriv Acquisition, Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	2,353,556
KWOL Acquisition, Inc.	Revolver	600,661
KWOR Acquisition, Inc.	Revolver	146,342
KWOR Acquisition, Inc.	Revolver	279,448
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	2,514,887
LeadVenture, Inc.	Revolver	1,343,840
LeaseCrunch, LLC	Delayed Draw	2,450,000
LeaseCrunch, LLC	Revolver	1,225,000
Liberty Purchaser, LLC	Revolver	120,397
Lido Advisors, LLC	Delayed Draw	8,442,000
Life Science Intermediate Holdings, LLC	Revolver	870,236
LifeStyles Bidco, Ltd.	Revolver	668
Lightbeam Bidco, Inc.	Delayed Draw	4,135,483
Lightbeam Bidco, Inc.	Revolver	934,761
Litera Bidco LLC	Delayed Draw	3,095,555
Litera Bidco LLC	Delayed Draw	6,107,373
Litera Bidco LLC	Delayed Draw	3,045,542
Litera Bidco LLC	Delayed Draw	1,502,451
Litera Bidco LLC	Revolver	341,799
LJ Avalon Holdings, LLC	Delayed Draw	1,575,690
LJ Avalon Holdings, LLC	Delayed Draw	3,017,241
LJ Avalon Holdings, LLC	Revolver	1,034,483
LMG Holdings, Inc.	Revolver	285,714
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
Majco LLC	Delayed Draw	1,966,667
Majco LLC	Delayed Draw	3,000,000
Majco LLC	Revolver	1,400,000
Mammoth Holdings, LLC	Delayed Draw	454,545
Mammoth Holdings, LLC	Revolver	1,136,364

Borrower	Type	Principal Amount
Management Consulting & Research, LLC	Delayed Draw	25,371,429
Management Consulting & Research, LLC	Revolver	2,195,341
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	4,212,374
Margaritaville Enterprises LLC	Revolver	312,500
MB2 Dental Solutions, LLC	Delayed Draw	4,184,475
MB2 Dental Solutions, LLC	Delayed Draw	2,510,685
MB2 Dental Solutions, LLC	Delayed Draw	47,235,794
MB2 Dental Solutions, LLC	Revolver	836,895
MB2 Dental Solutions, LLC	Revolver	2,856,081
MBS Holdings, Inc.	Revolver	1,271,186
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mc Group Ventures Corporation	Delayed Draw	7,211,538
Mclarens Midco, Inc.	Delayed Draw	990,986
Mclarens Midco, Inc.	Revolver	3,485,026
MEI Buyer, LLC	Delayed Draw	2,079,379
MEI Buyer, LLC	Revolver	2,287,317
Mercury Bidco LLC	Revolver	3,061,225
Meyer Laboratory, LLC	Delayed Draw	452,419
Meyer Laboratory, LLC	Revolver	383,927
MGT Merger Target, LLC	Delayed Draw	7,162,472
MGT Merger Target, LLC	Revolver	1,551,724
Mindbody, Inc.	Revolver	1,428,571
MIS Acquisition, LLC	Revolver	2,133,333
Misys Ltd.	Revolver	1,191,599
MN Acquisition, Inc.	Revolver	1,166,813
Modigent, LLC	Delayed Draw	2,479,288
Modigent, LLC	Revolver	24,626
Monotype Imaging Holdings, Inc.	Delayed Draw	3,448,276
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
More Cowbell II LLC	Delayed Draw	7,836,737
More Cowbell II LLC	Revolver	1,611,498
More Cowbell II LLC	Revolver	4,127,092
Motion & Control Enterprises LLC	Delayed Draw	3,613,880
Motion & Control Enterprises LLC	Revolver	1,410,566
Movati Athletic Group, Inc.	Delayed Draw	1,250,000
Movati Athletic Group, Inc.	Delayed Draw	3,750,000
Movati Athletic Group, Inc.	Revolver	562,500
Movati Athletic Group, Inc.	Revolver	1,687,500
MRI Software, LLC	Delayed Draw	9,474,104
MRI Software, LLC	Delayed Draw	675,943
MRI Software, LLC	Revolver	3,406,067
MRI Software, LLC	Revolver	3,878,772

Borrower	Type	Principal Amount
My Buyer, LLC	Delayed Draw	564,000
My Buyer, LLC	Revolver	423,750
National Dentex Labs LLC	Delayed Draw	344,828
National Dentex Labs, LLC	Delayed Draw	26,362
National Dentex Labs, LLC	Revolver	64,368
NCG GROUP AB	Delayed Draw	9,144,071
Nelipak Holding Company	Delayed Draw	11,280,652
Nelipak Holding Company	Revolver	1,312,412
Nelipak Holding Company	Revolver	1,866,245
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9,840,000
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	329,979
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
New Churchill Holdco LLC	Delayed Draw	3,872,836
New Churchill Holdco LLC	Revolver	602,362
New Era Merger Sub, Inc.	Revolver	75,285
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Delayed Draw	681,359
Next HoldCo, LLC	Revolver	7,114,625
Next HoldCo, LLC	Revolver	98,290
NFM & J, LP	Delayed Draw	5,380,859
NFM & J, LP	Revolver	1,799,805
NL1 Acquire Corp.	First Lien Term Loan	93,046
NL1 Acquire Corp.	Revolver	1,257,455
North Haven Stallone Buyer, LLC	Delayed Draw	1,697,372
North Haven Stallone Buyer, LLC	Delayed Draw	7,293,080
North Star Acquisitionco LLC	Revolver	1,004,593
Northstar Recycling, Inc.	Revolver	2,000,000
Novotech (Australia) Pty Limited	Delayed Draw	2,129,956
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000
Oakbridge Insurance Agency LLC	Delayed Draw	5,895,192
Oakbridge Insurance Agency LLC	Revolver	1,580,991
OB Hospitalist Group	Revolver	1,282,442
Obra Capital, Inc.	Revolver	612,245
OEConnection LLC	Delayed Draw	1,699,109
OEConnection LLC	Delayed Draw	13,134,733
OEConnection LLC	Revolver	9,271,152
OIA Acquisition, LLC	Revolver	1,500,000
Oil Changer Holding Corporation	Delayed Draw	2,046,000
OIS Management Services, LLC	Delayed Draw	5,593,804
OIS Management Services, LLC	Delayed Draw	3,960,413
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	3,332

Borrower	Type	Principal Amount
Olympic Buyer, Inc.	Revolver	1,647,059
OMH-Healthedge Holdings, Inc.	Revolver	488,722
OMH-Healthedge Holdings, Inc.	Revolver	879,699
OneCare Media, LLC	Revolver	1,333,333
Onesource Virtual, Inc.	Revolver	250,000
Ons Mso, LLC	Delayed Draw	3,350,887
Ons Mso, LLC	Revolver	701,757
Ons Mso, LLC	Revolver	5,075,253
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	187,246
Orion Group FM Holdings, LLC	Delayed Draw	52,541
Orion Group FM Holdings, LLC	Delayed Draw	5,644,737
Orion Group FM Holdings, LLC	Revolver	1,881,579
Orion Group FM Holdings, LLC	Revolver	120
OSP Hamilton Purchaser, LLC	Delayed Draw	30,551,065
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
Otter Learning, LLC	Delayed Draw	2,863,158
Otter Learning, LLC	Revolver	1,000,000
Outerbox, LLC	Delayed Draw	533,000
Outerbox, LLC	Revolver	298,000
PAG Holding Corporation	Delayed Draw	5,846,992
PAG Holding Corporation	Revolver	1,457,233
Paint Intermediate III, LLC	Revolver	536,533
Paint Intermediate III, LLC	Revolver	487,757
Palmetto Technology Group, LLC	Delayed Draw	334,800
Palmetto Technology Group, LLC	Delayed Draw	1,692,000
Palmetto Technology Group, LLC	Revolver	118,220
Pareto Health Intermediate Holdings, Inc.	Revolver	1,651,376
Pareto Health Intermediate Holdings, Inc.	Revolver	201,613
Park Place Technologies, LLC	Delayed Draw	6,131,708
Park Place Technologies, LLC	Revolver	3,985,610
PAS Parent, Inc.	Delayed Draw	2,632,500
PAS Parent, Inc.	Delayed Draw	7,500,000
PAS Parent, Inc.	Revolver	601,925
Pathstone Family Office, LLC	Delayed Draw	845,033
Pathstone Family Office, LLC	Revolver	288,446
Pathstone Family Office, LLC	Revolver	2,497,372
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	235,579
Patriot Growth Insurance Services, LLC	Delayed Draw	34,700,000
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789

Borrower	Type	Principal Amount
PCS Midco, Inc.	Delayed Draw	674,190
PCS Midco, Inc.	Revolver	135,342
PCS Software, Inc.	Revolver	206,104
PCX Holding Corp.	Revolver	104,167
PDI TA Holdings, Inc.	Delayed Draw	985,217
PDI TA Holdings, Inc.	Delayed Draw	5,198,400
PDI TA Holdings, Inc.	Delayed Draw	4,133,430
PDI TA Holdings, Inc.	Revolver	382,471
PDI TA Holdings, Inc.	Revolver	2,300,000
PDI TA Holdings, Inc.	Revolver	1,812,908
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	5,605,521
PDQ.com Corporation	Revolver	1,764,706
Penn TRGRP Holdings, LLC	Delayed Draw	736,411
Penn TRGRP Holdings, LLC	Revolver	6,289,245
People Corporation	Delayed Draw	1,897,829
PerkinElmer U.S., LLC	Delayed Draw	1,304,914
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	7,844,179
Petra Borrower, LLC	Delayed Draw	6,250,000
Petra Borrower, LLC	Revolver	1,250,000
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	4,188,750
PetVet Care Centers, LLC	Delayed Draw	1,931,034
PetVet Care Centers, LLC	Revolver	4,188,750
PetVet Care Centers, LLC	Revolver	1,931,034
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phoenix YW Buyer, Inc.	Revolver	651,557
Phynet Dermatology LLC	Delayed Draw	8,033,842
Phynet Dermatology LLC	Delayed Draw	3,099,283
Phynet Dermatology LLC	Revolver	292,406
PINC Solutions	Delayed Draw	1,251,068
PINC Solutions	Revolver	1,055,589
Pinnacle Dermatology Management, LLC	Revolver	77,320
Pinnacle Treatment Centers, Inc.	Revolver	78,958
Pinstripe Holdings, LLC	Revolver	1,904,762
Polycorp Ltd.	Delayed Draw	2,670,000
Polycorp Ltd.	Delayed Draw	2,670,000
Polycorp Ltd.	Revolver	1,123,500
Power Grid Holdings, Inc.	Revolver	7,315,000
Power Grid Holdings, Inc.	Revolver	3,449,535
POY Holdings, LLC	Delayed Draw	1,224,373

Borrower	Type	Principal Amount
POY Holdings, LLC	Revolver	1,443,907
PPV Intermediate Holdings LLC	Delayed Draw	992,587
PPV Intermediate Holdings LLC	Delayed Draw	560,764
PPV Intermediate Holdings LLC	Delayed Draw	63,324
PPV Intermediate Holdings LLC	First Lien Term Loan	211,621
PPV Intermediate Holdings LLC	First Lien Term Loan	237,500
PPV Intermediate Holdings LLC	Revolver	2,538,076
PracticeTek Purchaser LLC	Delayed Draw	1,980,716
PracticeTek Purchaser LLC	First Lien Term Loan	37
PracticeTek Purchaser LLC	Revolver	500
PREMIER CARE DENTAL	Delayed Draw	3,272,529
PREMIER CARE DENTAL	Revolver	555,904
PREMIER CARE DENTAL	Revolver	654,506
Premiere Buyer LLC	Delayed Draw	279,288
Premiere Buyer LLC	Revolver	486,948
Premise Health Holding Corp.	Revolver	2,817,481
Premium Group B2	Delayed Draw	3,874,539
Prime Buyer, LLC	Revolver	3,663,325
Process Insights	Delayed Draw	1,620,679
Process Insights	Revolver	1,134,475
ProcessUnity Holdings, LLC	Revolver	900,000
ProfitSolv Purchaser, Inc.	Delayed Draw	743,104
ProfitSolv Purchaser, Inc.	Revolver	66,276
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Spring Equinox	First Lien Term Loan	15,163
PSC PARENT, INC.	Delayed Draw	1,194,967
PSC PARENT, INC.	Revolver	572,541
PT Intermediate Holdings III, LLC	Delayed Draw	1,250,250
PT Intermediate Holdings III, LLC	Delayed Draw	4,182,957
Purpose Home Health	Delayed Draw	1,455,300
Pye-Barker Fire & Safety, LLC	Delayed Draw	2,600,000
Pye-Barker Fire & Safety, LLC	Delayed Draw	3,022,626
Pye-Barker Fire & Safety, LLC	Delayed Draw	2,119,937
Pye-Barker Fire & Safety, LLC	Revolver	787,500
Pye-Barker Fire & Safety, LLC	Revolver	343,508
QF Holdings, Inc.	Revolver	105,263
Qin's Buffalo, LLC	Delayed Draw	796,665
Quality Automotive Services, LLC	Delayed Draw	3,920,244
Quality Automotive Services, LLC	Revolver	1,477,132
Quantic Electronics, LLC	Revolver	464,199

Borrower	Type	Principal Amount
Questel International	First Lien Term Loan	120,444
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	2,549,774
Race Winning Brands, Inc.	Revolver	2,812,500
Radwell Parent, LLC	Delayed Draw	2,191,020
Radwell Parent, LLC	Revolver	348,830
Radwell Parent, LLC	Revolver	2,158,270
Rally Buyer, Inc.	Revolver	1,909,308
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	1,022,727
Rawlings Sports Goods Company, Inc.	Revolver	585
RB Holdings Interco, LLC	Revolver	415,524
Rbmedia	Revolver	1,497,326
RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Reagent Chemical Research, Inc.	Revolver	958,501
Recorded Future, Inc.	Revolver	178,771
RED FOX CD ACQUISITI	Delayed Draw	14,555,126
Reddy Ice Holdings, Inc.	Delayed Draw	1,513,568
Reddy Ice Holdings, Inc.	Revolver	151,808
Redwood Services Group, LLC	Delayed Draw	6,446,580
Redwood Services Group, LLC	Delayed Draw	41,317
Redwood Services Group, LLC	Delayed Draw	606,790
Redwood Services Group, LLC	Delayed Draw	2,229,174
Redwood Services Group, LLC	Revolver	27,616
RefrigiWear, LLC	Revolver	2,601,896
Regent Holding Company, LLC	Revolver	1,917,293
Reliable Doors, LLC	Delayed Draw	388,734
Reliable Doors, LLC	Revolver	177,857
Renovation Systems, LLC	Delayed Draw	179,876
Renovation Systems, LLC	Delayed Draw	179,876
Renovation Systems, LLC	Revolver	48,010
Revalize, Inc.	Revolver	425,625
Riser Topco VII, LLC	Delayed Draw	1,249,001
Riser Topco VII, LLC	Delayed Draw	1,624,288
Riser Topco VII, LLC	Revolver	384,432
Riskonnect Parent, LLC	Delayed Draw	35,000,000
Riskonnect Parent, LLC	Revolver	5,140,200
Riverside Assessments, LLC	Revolver	5,002,519
RKD Group, LLC	Delayed Draw	257,142

Borrower	Type	Principal Amount
Royal Buyer, LLC	Delayed Draw	1,418,863
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RSC Acquisition, Inc.	Revolver	8,690,548
Safety Borrower Holdings	Revolver	389,831
Sage Dental Management	Delayed Draw	1,352,516
SailPoint Technologies, Inc.	Revolver	603,840
Sako and Partners Lower Holdings LLC	Delayed Draw	3,549,655
Saldon Holdings, Inc.	Delayed Draw	566,267
Saldon Holdings, Inc.	Revolver	213,556
Schill Landscaping	Delayed Draw	1,497,816
Secret Bidco Limited	Delayed Draw	2,461,152
Secret Bidco Limited	Revolver	1,476,691
Securonix, Inc.	Revolver	2,236,581
SEI Holding I Corporation	Delayed Draw	4,158,163
SEI Holding I Corporation	Revolver	1,055,659
Seismic Software, Inc.	Delayed Draw	15,005,756
Seismic Software, Inc.	Revolver	272,390
Seko Global Logistics Network, LLC	Revolver	26,667
Senske Acquisition	Delayed Draw	555,370
Senske Acquisition	Revolver	218,605
SG Acquisition, Inc.	Revolver	277,946
Shelby Holdings	Delayed Draw	6,243,842
Shermco Intermediate Holdings, Inc.	Delayed Draw	637,924
Shock Doctor Intermediate LLC	Revolver	2,099,664
SIB Corp.	Delayed Draw	3,652,019
SIB Corp.	Revolver	294,464
Signature Dental Partners LLC	Delayed Draw	2,130,865
Silk Holdings III Corp.	Revolver	444
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	25,750,379
Simplicity Financial Marketing Holdings, Inc.	Revolver	1,388,467
SintecMedia NYC, Inc.	Revolver	762,712
Smile Doctors, LLC	Delayed Draw	3,085,000
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Revolver	2,693,750
Sonny's Enterprises, LLC	Delayed Draw	276,893
Sonny's Enterprises, LLC	Revolver	1,283,031
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southern Orthodontic Partners Management, LLC	Delayed Draw	2,087,152
Southpaw AP Buyer, LLC	Delayed Draw	451,389
Southpaw AP Buyer, LLC	Revolver	451,389
Spanx, LLC	Revolver	12,096,621
Spark Purchaser, Inc.	Revolver	1,351,351

Borrower	Type	Principal Amount
Spark Purchaser, Inc.	Revolver	346,181
Spartronics LLC	Revolver	947,000
SPECIALIZED DENTAL	Delayed Draw	2,325,615
Spirit RR Holdings, Inc.	Revolver	124,706
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners, LLC	Delayed Draw	748,555
Star Dental Partners, LLC	Revolver	260,500
Stepping Stones Healing	Revolver	2,000,000
Steward Partners Global Advisory, LLC	Delayed Draw	1,015,109
STV Group, Inc.	Delayed Draw	161,444
STV Group, Inc.	Revolver	98,480
Summit Buyer, LLC	Delayed Draw	23,812,500
Summit Buyer, LLC	Revolver	5,706,522
Sumup Holdings Luxembourg	Delayed Draw	17,739,000
Sunland Asphalt & Construction, LLC	Delayed Draw	4,453,125
Sunshine Cadence HoldCo, LLC	Delayed Draw	556,428
Sunshine Cadence HoldCo, LLC	Revolver	327,759
Sunvair Aerospace Group, Inc.	Delayed Draw	125,000,000
Sunvair Aerospace Group, Inc.	Revolver	30,000,000
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	777,730
SurfacePrep Buyer, LLC	Delayed Draw	6,480,000
SurfacePrep Buyer, LLC	Delayed Draw	4,440,323
SurfacePrep Buyer, LLC	Revolver	5,670,000
SurfacePrep Buyer, LLC	Revolver	3,885,282
SV Newco 2, Inc.	Delayed Draw	4,592,613
SV Newco 2, Inc.	Revolver	2,952,185
SWK Buyer, Inc.	Revolver	1,166,667
Syntax Systems Ltd.	Revolver	126,733
Syntax Systems Ltd.	Revolver	316,832
Tamarack Intermediate, LLC	Revolver	3,023,438
Tank Holding Corp.	Revolver	1,780,415
TCP Hawker Intermediate LLC	Delayed Draw	718,400
TCP Hawker Intermediate LLC	Revolver	326,546
Team Acquisition Corporation	Revolver	4,618,975
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Delayed Draw	38,303
The Arcticom Group, LLC	Delayed Draw	45,076
The Arcticom Group, LLC	Revolver	308,571
The Chempetitive Group	Delayed Draw	1,570,000
The Chempetitive Group	Revolver	446,500
The Hiller Companies, Inc.	Delayed Draw	394,313
The Hiller Companies, Inc.	Revolver	351,044

Borrower	Type	Principal Amount
The Ultimus Group Midco, LLC	Delayed Draw	5,723,617
The Ultimus Group Midco, LLC	Revolver	1,082,995
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Revolver	525,000
THG Acquisition, LLC	Delayed Draw	1,099,758
THG Acquisition, LLC	Revolver	479,392
Thunder Purchase, Inc.	Revolver	372,364
TIDI Legacy Products, Inc.	Delayed Draw	3,623,188
TIDI Legacy Products, Inc.	Delayed Draw	6,974,525
TIDI Legacy Products, Inc.	Revolver	2,608,696
TIDI Legacy Products, Inc.	Revolver	5,021,658
TigerConnect, Inc.	Delayed Draw	153,645
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	328,767
Titan Group Holdco, LLC	Revolver	1,700,000
Titan Home Improvement, LLC	Delayed Draw	976,744
Titan Home Improvement, LLC	Revolver	813,953
Trackforce Acquireco, Inc.	Revolver	222,615
Travel Leaders Group, LLC	Delayed Draw	8,393
Treehouse Child Limited	Delayed Draw	1,132,075
Tribute Technology Holdings, LLC	Revolver	3,069,301
Trilon Group, LLC	Delayed Draw	7,460,850
Trilon Group, LLC	Delayed Draw	6,060,429
Trilon Group, LLC	Delayed Draw	9,201,950
Trilon Group, LLC	Revolver	353,582
Trilon Group, LLC	Revolver	2,364,574
Trintech, Inc.	Revolver	2,499,667
TruBlue LLC	Delayed Draw	418,500
TruBlue LLC	Revolver	257,000
Truck-Lite Co., LLC	Delayed Draw	4,228,147
Truck-Lite Co., LLC	Delayed Draw	4,002,316
Truck-Lite Co., LLC	Delayed Draw	5,333,333
Truck-Lite Co., LLC	Revolver	10,478,558
Trunk Acquisition, Inc.	Revolver	1,193,049
Trunk Acquisition, Inc.	Revolver	2,500,000
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	257,000
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	227,250
TSYL Corporate Buyer, Inc.	Delayed Draw	17,000,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	908,262

Borrower	Type	Principal Amount
U.S. Hospitality Publishers, Inc.	Revolver	315,789
Ubeo, LLC	Revolver	2,319,369
United Digestive MSO Parent, LLC	Delayed Draw	1,278,571
United Digestive MSO Parent, LLC	Delayed Draw	6,955,000
United Digestive MSO Parent, LLC	Revolver	383,571
United Digestive MSO Parent, LLC	Revolver	2,086,500
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	3,300,568
United Flow Technologies Intermediate Holdco II, LLC	Revolver	633,709
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138
Universal Marine Medical Supply International, LLC	Delayed Draw	3,912,000
Universal Marine Medical Supply International, LLC	Revolver	729,400
UP Intermediate II LLC	Revolver	658,132
Urology Management Holdings, Inc.	Revolver	1,190,476
USHV Management, LLC	Delayed Draw	1,774,703
USHV Management, LLC	Revolver	249,665
USRP Holdings, Inc.	Delayed Draw	11,466,667
USRP Holdings, Inc.	Revolver	645,161
USRP Holdings, Inc.	Revolver	3,145,613
USSC HOLDING CORP.	Delayed Draw	4,008,000
USSC HOLDING CORP.	Revolver	2,228,000
V Global Holdings LLC	Revolver	3,541,739
Valcourt Holdings II, LLC	Delayed Draw	6,664,873
Vale Insurance Services LLC	Revolver	2,419,355
Valet Waste Holdings, Inc.	Revolver	60,717
Valkyrie Buyer, LLC	Delayed Draw	29,385,965
Valkyrie Buyer, LLC	Revolver	4,385,965
Vanguard Packaging, LLC	Revolver	422,180
Vardiman Black Holdings, LLC	Delayed Draw	1,283,368
Varsity Rejuvenate, LLC	Delayed Draw	1,280,000
Varsity Rejuvenate, LLC	Revolver	58,200
Vehicle Accessories, Inc.	Revolver	146,186
Vensure Employer Services, Inc.	Delayed Draw	12,880,000
Vensure Employer Services, Inc.	Delayed Draw	4,830,000
Vertex Service Partners, LLC	Delayed Draw	5,393,846
Vertex Service Partners, LLC	Revolver	370,323
Vertex Service Partners, LLC	Revolver	872,093
Vertex Service Partners, LLC	Revolver	872,093
VetCor Acquisition	Delayed Draw	30,000,000
VetEvolve Holdings, LLC	Delayed Draw	17,185,491
Visionary Buyer LLC	Delayed Draw	12,000,000

Borrower	Type	Principal Amount
Visionary Buyer LLC	Revolver	3,000,000
Visterra Landscape	Delayed Draw	1,108,000
Vital Care Buyer, LLC	Revolver	1,313,257
Vital Care Buyer, LLC	Revolver	1,313,257
VPP Intermediate Holdings, LLC	Delayed Draw	327,785
VPP Intermediate Holdings, LLC	Delayed Draw	2,914,645
VRC Companies, LLC	Delayed Draw	6,235,394
VRC Companies, LLC	Revolver	452,495
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,983,333
W.S. Connelly & Co., Inc.	Delayed Draw	417,986
W.S. Connelly & Co., Inc.	Revolver	571
W2O Holdings, Inc.	Revolver	283,467
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition, LLC	Delayed Draw	7,635,616
Water Holdings Acquisition, LLC	Revolver	642,045
Water Holdings Acquisition, LLC	Revolver	24,533
Watermill Express, LLC	Revolver	142,673
Waverly Advisors, LLC	Delayed Draw	1,750,716
WCI-BXC Purchaser, LLC	Revolver	89,381
Wealth Enhancement Group, LLC	Delayed Draw	46,172,703
Wealth Enhancement Group, LLC	Delayed Draw	7,721,986
Wealth Enhancement Group, LLC	Revolver	4,675,676
Wealth Enhancement Group, LLC	Revolver	964,314
Web P.T., Inc.	Revolver	1,151,786
Weber-Stephen Products, LLC	Revolver	761,113
Weber-Stephen Products, LLC	Revolver	577,150
Wellington Bidco, Inc.	Delayed Draw	503,264
Wellington Bidco, Inc.	Revolver	534,608
Whitemarsh Infrastructure Acquisition, Inc.	Delayed Draw	1,834,445
Wildcat BuyerCo, Inc.	Delayed Draw	5,126,817
Wolf-Gordon Inc.	Revolver	388,750
Woolpert Holdings, Inc.	Delayed Draw	5,074,232
Woolpert Holdings, Inc.	Revolver	2,029,692
WorkForce Software, LLC	Revolver	463,235
Workwave Intermediate II, LLC	Delayed Draw	2,711,758
World Insurance Associates, LLC	Delayed Draw	5,291,186
World Insurance Associates, LLC	Delayed Draw	50,000,000
World Insurance Associates, LLC	Revolver	123,126
WP CPP Holdings, LLC	First Lien Term Loan	61
WPP Bullet Buyer, LLC	Revolver	838,127
Yes Energy LLC	Delayed Draw	746,926

Borrower	Type	Principal Amount
YLG Holdings, Inc.	Delayed Draw	38,816,696
YLG Holdings, Inc.	Delayed Draw	526,175
Zavation Medical Products, LLC	Revolver	385,135
ZB Holdco LLC	Delayed Draw	184,932
ZB Holdco LLC	Delayed Draw	736,793
Zendesk, Inc.	Delayed Draw	461,957
Zeus Company LLC	Delayed Draw	2,570,354
Zeus Company LLC	Revolver	1,261,754
Zone Climate Service	Delayed Draw	4,094,347
Zone Climate Service	Revolver	958,077
Total		$3,736,549,584

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Consolidated Schedule of Investments. For the period ended June 30, 2024, the average balance outstanding and weighted average interest rate were $3,845,275 and 7.30%, respectively.

June 30, 2024
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of June 30, 2024.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund will price additional Series U, Series V, Series W, and Series X notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,277 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the consolidated schedule of swap contracts on notional amounts equal to the principal outstanding of the Notes.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2024.

Series	Principal Outstanding June 30, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value June 30, 2024	Fair Value June 30, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$50,292	$28,951,841	$620,997,867	$609,203,667	4.10%	5.78%	March 28, 2027
A	250,000,000	Semi-Annual	18,433	7,624,620	242,356,947	234,309,103	4.10%	5.40%	March 28, 2027
B	215,000,000	Semi-Annual	460,268	1,626,688	212,913,044	211,865,327	5.44%	7.01%	July 19, 2025
C	130,000,000	Semi-Annual	400,515	2,243,663	127,355,822	127,235,482	5.50%	7.17%	July 19, 2026
D	10,000,000	Semi-Annual	30,805	168,702	9,800,493	9,787,345	5.50%	7.36%	July 19, 2026
E	130,000,000	Semi-Annual	471,967	3,244,146	126,283,887	126,546,219	5.61%	7.35%	July 19, 2027
F	160,000,000	Semi-Annual	679,437	6,241,581	153,078,982	154,410,504	5.72%	7.53%	July 19, 2029
G	40,000,000	Semi-Annual	169,863	1,552,550	38,277,587	38,602,626	5.72%	7.74%	July 19, 2029
H	34,000,000	Semi-Annual	151,499	215,375	33,633,126	34,129,727	7.06%	8.11%	December 6, 2025
I	95,000,000	Semi-Annual	956,124	618,372	93,425,504	96,549,849	7.10%	8.47%	December 6, 2027
I	10,000,000	Semi-Annual	60,427	66,695	9,872,878	10,163,142	7.10%	8.36%	December 6, 2027
J	141,000,000	Semi-Annual	1,703,975	978,699	138,317,326	145,034,818	7.17%	8.61%	December 6, 2029
K	115,200,000	Semi-Annual	679,461	1,000,322	113,520,217	115,713,911	6.75%	8.24%	August 4, 2026
L	304,800,000	Semi-Annual	2,104,674	4,878,763	297,816,563	307,698,959	6.77%	8.54%	August 4, 2028
M	114,000,000	Semi-Annual	836,175	2,907,229	110,256,596	115,574,646	6.81%	8.72%	August 4, 2030
N	66,000,000	Semi-Annual	505,372	2,574,403	62,920,225	67,741,933	6.99%	8.97%	August 4, 2033
O	85,000,000	Semi-Annual	570,180	212,238	84,217,582	86,272,049	7.04%	8.43%	January 20, 2027
P	224,000,000	Semi-Annual	18,601	90,360	26,891,039	27,404,063	7.04%	8.21%	January 20, 2027
Q	155,000,000	Semi-Annual	1,624,526	(4,870,326)	227,245,800	229,252,095	7.06%	8.55%	January 20, 2029
R	224,000,000	Semi-Annual	1,160,809	(3,902,207)	157,741,398	160,782,661	7.23%	8.74%	January 20, 2031
S	45,000,000	Semi-Annual	1,717,712	(6,721,437)	229,003,725	236,737,999	7.40%	8.90%	January 20, 2034
T	150,000,000	Semi-Annual	348,230	(558,301)	45,210,071	48,451,150	7.51%	8.96%	January 20, 2036
T	150,000,000	Semi-Annual	1,123,057	525,383	148,351,560	151,557,824	6.69%	8.15%	April 12, 2029
U	-	Semi-Annual	1,123,057	228,090	148,648,853	151,557,824	6.69%	8.73%	April 12, 2029
V	-	Semi-Annual	-	301,400	(301,400)	-	6.20%	-%
W	-	Semi-Annual	-	688,000	(688,000)	-	6.32%	-%
X	-	Semi-Annual	-	1,488,224	(1,488,224)	-	6.40%	-%
Y	-	Semi-Annual	-	193,303	(193,303)	-	6.46%	-%
Total	$3,525,000,000		$16,965,459	$53,244,663	$3,454,789,878	$3,496,582,923

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.42% – 6.92%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At June 30, 2024, the Fund was in compliance with all covenants under the Note Agreements.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2024.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D6), CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, Madison Avenue CLO, KCLF Holdings II, CCLF HOLD (D27), CCLF HOLD (D23), CCLF HOLD (D16), CCLF HOLD (D20), CCLF HOLD (D26), CCLF HOLD (D32), CCLF HOLD (D34), Steamboat SPV, CCLF-B SPV, CCLF HOLD (D31), CCLF HOLD (D33), CCLF HOLD (D35), CCLF HOLD (D39), CCLF HOLD (D41) and SR CW are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D18), and CCLF HOLD (D30) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$294,491,540	$15,764,327,073	$-	$16,058,818,613
Private Investment Vehicles	-	-	38,778,372	7,973,397,693	8,012,176,065
Collateralized Loan Obligations	-	10,024,437	151,373,681	-	161,398,118
Preferred Stocks	-	-	109,314,943	-	109,314,943
Common Stocks	47,689,594	-	25,541,804	-	73,231,398
Subordinated Debt	-	-	24,191,073	-	24,191,073
Warrants	-	-	17,207,171	-	17,207,171
Short-Term Investments	447,923,534	-	-	-	447,923,534
Total Investments, at fair value	$495,613,128	$304,515,977	$16,130,734,117	$7,973,397,693	$24,904,260,915

Other Financial Instruments[1]
Forward Contracts	$-	$2,186,575	$-	$-	$2,186,575
Swap Contracts	-	16,052,271	-	-	16,052,271
Total Assets	$495,613,128	$322,754,823	$16,130,734,117	$7,973,397,693	$24,922,499,761
Liabilities
Other Financial Instruments[1]
Forward Contracts	$-	$1,600,528	$-	$-	$1,600,528
Swap Contracts	-	69,296,934	-	-	69,296,934
Total Liabilities, at fair value	$-	$70,897,462	$-	$-	$70,897,462

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2024	$13,463,656,668	$82,218,161	$129,367,598	$103,527,517	$23,813,227	$10,366,783	$21,406,749	$13,834,356,703
Purchases	3,588,190,504	-	-	8,034,415	-	-	5,374,605	3,601,599,524
Sales/Paydowns	(1,424,363,398)	(45,450,000)	-	-	-	(1,152,261)	-	(1,470,965,659)
Realized gains (losses)[1]	6,197,288	-	-	-	-	-	-	6,197,288
Original issue discount and amendment fees	(3,364,874)	145,871	-	-	-	-	-	(3,219,003)
Accretion	8,744,612	-	49,927	-	21,900	-	-	8,816,439
Change in Unrealized appreciation (depreciation)	51,679,581	1,864,340	4,529,151	(2,315,189)	355,946	7,992,649	(1,171,350)	62,935,128
Transfers In2	92,521,826	-	27,451,442	68,200	-	-	-	120,041,468
Transfers Out[3]	(18,935,134)	-	(10,024,437)	-	-	-	(68,200)	(29,027,771)
Balance as of June 30, 2024	$15,764,327,073	$38,778,372	$151,373,681	$109,314,943	$24,191,073	$17,207,171	$25,541,804	$16,130,734,117
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2024	$56,343,334	$1,864,340	$4,459,851	$(2,315,189)	$355,946	$7,275,893	$(1,171,351)	$66,812,823

[1]	Senior Secured Loans includes paydown gains (losses) of $6,655,169.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.